UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Bond Index Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXCOX | December 31, 2024
This annual shareholder report contains important information about the Empower Bond Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/
empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10
,000 inv
estment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Institutional Class/MXCOX)	$ 14	0.14%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 1.22%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.
The Fund’s investment portfolio was managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser. On February 26, 2024, Franklin Advisers, Inc. and Franklin Advisory Services, LLC (collectively, “Franklin”) became sub-advisers of the Fund.
The performance objective of the Fund is to track the total return of the debt securities that comprise the Bloomberg U.S. Aggregate Bond Index and this was achieved. Over the period, U.S. Treasury (“UST”) yields moved higher across much of the curve. The yield curve steepened, moving positive mid-year after an extended period inverted. Fixed income sectors posted generally positive total returns and outperformed comparable duration USTs, and spreads generally tightened. Investment grade corporate spreads tightened to start the year, moved wider in the second quarter and rallied significantly post-election moving spreads back to 20-year tights. There was some retracement as the year came to an end, but all-in yields were such that they kept the asset class attractive to many yield-sensitive investors. Fundamentals and technical conditions remained strong throughout the fourth quarter 2024, further supporting tight valuations. Geopolitical risks and continued slowing in non-U.S. economic growth remained overhangs to the sector. Agency mortgage-backed security spreads fluctuated throughout the year, trading in a 15-basis point range. Spreads widened going up until election only to tighten back as Donald Trump became the clear winner. There was some retracement towards year-end as a modest risk-off sentiment hit most markets.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Bond Index Fund (Institutional Class/MXCOX)	1.22%	(0.55) %	1.08%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.26%
(a)
Institutional Class inception da
te wa
s May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 3,997M
Total number of portfolio holdings	2,284
Total advisory fee paid	$ 4.6M
Portfolio turnover rate as of the end of the reporting period	27%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	6.07 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, repre se
nting percentage of the total investments

of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 0.75%	1.43%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.02%
United States Treasury Note/Bond 0.75%	0.99%
United States Treasury Note/Bond 0.75%	0.96%
United States Treasury Note/Bond 0.88%	0.93%
United States Treasury Note/Bond 0.63%	0.89%
United States Treasury Note/Bond 0.38%	0.88%
United States Treasury Note/Bond 1.50%	0.87%
United States Treasury Note/Bond 0.50%	0.83%
United States Treasury Note/Bond 4.88%	0.82%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Bond Index Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXBIX | December 31, 2024
This annual shareholder report contains important information about the Empower Bond Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Investor Class/MXBIX)	$ 50	0.49%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 0.82%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.
The performance obj
ect
ive of the Fund is to track the total return of the debt securities that comprise the Bloomberg U.S. Aggregate Bond Index and this was achieved. Over the period, U.S. Treasury (“UST”) yields moved higher across much of the curve. The yield curve steepened, moving positive mid-year after an extended period inverted. Fixed income sectors posted generally positive total returns and outperformed comparable duration USTs, and spreads generally tightened. Investment grade corporate spreads tightened to start the year, moved wider in the second quarter and rallied significantly post-election moving spreads back to 20-year tights. There was some retracement as the year came to an end, but all-in yields were such that they kept the asset class attractive to many yield-sensitive investors. Fundamentals and technical conditions remained strong throughout the fourth quarter 2024, further supporting tight valuations. Geopolitical risks and continued slowing in non-U.S. economic growth remained overhangs to the sector. Agency mortgage-backed security spreads fluctuated throughout the year, trading in a 15-basis point range. Spreads widened going up until election only to tighten back as Donald Trump became the clear winner. There was some retracement towards year-end as a modest risk-off sentiment hit most markets.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Bond Index Fund (Investor Class/MXBIX)	0.82%	(0.89) %	0.81%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 3,997M
Total number of portfolio holdings	2,284
Total advisory fee paid	$ 4.6M
Portfolio turnover rate as of the end of the reporting period	27%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	6.07 years
Graphical Representation of Holdings
The tables below show the invest
m
ent makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 0.75%	1.43%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.02%
United States Treasury Note/Bond 0.75%	0.99%
United States Treasury Note/Bond 0.75%	0.96%
United States Treasury Note/Bond 0.88%	0.93%
United States Treasury Note/Bond 0.63%	0.89%
United States Treasury Note/Bond 0.38%	0.88%
United States Treasury Note/Bond 1.50%	0.87%
United States Treasury Note/Bond 0.50%	0.83%
United States Treasury Note/Bond 4.88%	0.82%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Core Bond Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXIUX | December 31, 2024
This annual shareholder report contains important information about the Empower Core Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Institutional Class/MXIUX)	$ 35	0.35%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 1.80%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Wellington Management Company LLP (“Wellington”).
GSAM’s main contributors to performance were its cross-sector positioning and corporate selection strategy. On cross-sector positioning, overweights to commercial mortgage-backed securities and collateralized loan obligations drove performance, and overweights to investment grade corporate credit and non-agency mortgage-backed securities (“MBS”) also added to returns. GSAM’s corporate strategy contributed the most to returns, driven by positioning on the intermediate and short segments of the credit curve and down in quality bias. Furthermore, the securitized strategy added to performance driven by exposure to MBS passthroughs. The duration strategy detracted from performance during the year, driven by GSAM’s tactical duration positioning
Wellington’s allocation to non-agency re
side
ntial MBS was the primary driver of relative results and sector allocation and security selection also contributed. An allocation to U.S. government, specifically Treasury inflation-protected securities and Treasury derivatives, partially offset the positive results.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Bond Fund (Institutional Class/MXIUX)	1.80%	(0.08) %	1.54%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.26%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 543M
Total number of portfolio holdings	1,367
Total advisory fee paid	$ 1.6M
Portfolio turnover rate as of the end of the reporting period	278%
Average Credit Quality	Aa2
Weighted Average Maturity	14 years
Effective Duration	5.98 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 4.27%	3.38%
U.S. Treasury Bills 4.25%	2.05%
U.S. Treasury Bills 4.50%	1.58%
United States Treasury Note/Bond 4.13%	1.56%
Federal National Mortgage Association 2.50%	1.55%
Uniform Mortgage-Backed Security 6.00%	1.34%
United States Treasury Note/Bond 4.25%	1.26%
United States Treasury Note/Bond 4.25%	1.18%
United States Treasury Note/Bond 3.00%	1.13%
United States Treasury Note/Bond 0.75%	0.94%
CREDIT R
A
TING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Core Bond Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXFDX | December 31, 2024
This annual shareholder report contains important information about the Empower Core Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Investor Class/MXFDX)	$ 70	0.70%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 1.53%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Wellington Management Company LLP (“Wellington”).
GSAM’s main contributors to performance were its cross-sector positioning and corporate selection strategy. On cross-sector positioning, overweights to commercial mortgage-backed securities and collateralized loan obligations drove performance, and overweights to investment grade corporate credit and non-agency mortgage-backed securities (“MBS”) also added to returns. GSAM’s corporate strategy contributed the most to returns, driven by positioning on the intermediate and short segments of the credit curve and down in quality bias. Furthermore, the securitized strategy added to performance driven by exposure to MBS passthroughs. The duration strategy detracted from performance during the year, driven by GSAM’s tactical duration positioning.
Wellington’s allocation to n
on
-agency residential MBS was the primary driver of relative results and sector allocation and security selection also contributed. An allocation to U.S. government, specifically Treasury inflation-protected securities and Treasury derivatives, partially offset the positive results.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Core Bond Fund (Investor Class/MXFDX)	1.53%	(0.44) %	1.27%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 543M
Total number of portfolio holdings	1,367
Total advisory fee paid	$ 1.6M
Portfolio turnover rate as of the end of the reporting period	278%
Average Credit Quality	Aa2
Weighted Average Maturity	14 years
Effective Duration	5.98 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 4.27%	3.38%
U.S. Treasury Bills 4.25%	2.05%
U.S. Treasury Bills 4.50%	1.58%
United States Treasury Note/Bond 4.13%	1.56%
Federal National Mortgage Association 2.50%	1.55%
Uniform Mortgage-Backed Security 6.00%	1.34%
United States Treasury Note/Bond 4.25%	1.26%
United States Treasury Note/Bond 4.25%	1.18%
United States Treasury Note/Bond 3.00%	1.13%
United S tat es Treasury Note/Bond 0.75%	0.94%
CREDIT RA
T
ING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Global Bond Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXZMX | December 31, 2024
This annual shareholder report contains important information about the Empower Global Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Institutional Class/MXZMX)	$ 65	0.65%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned (0.49)%, as compared to its broad-based securities market index, the Bloomberg Global Aggregate Bond Index, which returned (1.69)% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Insight North America LLC (“Insight”) and RBC Global Asset Management (UK) Limited (“RBC”).
For Insight, active duration positioning in the U.S. was the single most significant source of alpha in 2024. The bulk of this alpha can be attributed to the overweight duration positioning entered in late April as 10-year U.S. Treasury yields pushed towards 5%.

The overweight to U.S. duration versus Canada was the largest detractor. Robust U.S. growth combined with softer Canadian inflation and a very dovish Bank of Canada to push the U.S.-Canada 10-year spread to all time wides.
RBC was able to take advantage of market volatility in several ways during the year. Particular strength was seen amongst corporate bonds; however, returns were also generated from term structure views, sovereign credit spreads and active foreign exchange. The sector that contributed the most to performance was the overweight to national champion banks, and the largest detractor was exposure to Brazilian fixed income and currency.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Global Bond Fund (Institutional Class/MXZMX)	(0.49) %	(2.25) %	(0.72) %
Bloomberg Global Aggregate Index	(1.69) %	(1.96) %	0.25%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 556M
Total number of portfolio holdings	752
Total advisory fee paid	$ 3.0M
Portfolio turnover rate as of the end of the reporting period	197%
Average Credit Quality	Aa3
Weighted Average Maturity	13 years
Effective Duration	5.67 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.13%	8.22%
United States Treasury Note/Bond 4.25%	2.19%
United States Treasury Note/Bond 4.13%	1.91%
Mexican Bonos 5.50%	1.90%
United States Treasury Note/Bond 3.88%	1.59%
China Government Bond 3.81%	1.59%
Uniform Mortgage-Backed Security 6.00%	1.31%
United States Treasury Note/Bond 3.50%	1.22%
Petroleos Mexicanos 4.75%	1.18%
United States Treasury Note/Bond 3.88%	1.16%
GEOGRAPHIC ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Global Bond Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXGBX | December 31, 2024
This annual shareholder report contains important information about the Empower Global Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Investor Class/MXGBX)	$ 100	1.00%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned (0.87)%, as compared to its broad-based securities market index, the Bloomberg Global Aggregate Bond Index, which returned (1.69)% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Insight North America LLC (“Insight”) and RBC Global Asset Management (UK) Limited (“RBC”).
For Insight, active duration positioning in the U.S. was the single most significant source of alpha in 2024. The bulk of this alpha can be attributed to the overweight duration positioning entered in late April as 10-year U.S. Treasury yields pushed towards 5%. The overweight to U.S. duration versus Canada was the largest detractor. Robust U.S. growth combined with softer Canadian inflation and a very dovish Bank of Canada to push the U.S.-Canada 10-year spread to all time wides.
RBC was able to take advantage of market volatility in several ways during the year. Particular strength was seen amongst corporate bonds; however, returns were also generated from term structure views, sovereign credit spreads and active foreign exchange. The sector that contributed the most to performance was the overweight to national champion banks, and the largest detractor was exposure to Brazilian fixed income and currency.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Global Bond Fund (Investor Class/MXGBX)	(0.87) %	(2.60) %	(0.89) %
Bloomberg Global Aggregate Index	(1.69) %	(1.96) %	0.15%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 556M
Total number of portfolio holdings	752
Total advisory fee paid	$ 3.0M
Portfolio turnover rate as of the end of the reporting period	197%
Average Credit Quality	Aa3
Weighted Average Maturity	13 years
Effective Duration	5.67 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.13%	8.22%
United States Treasury Note/Bond 4.25%	2.19%
United States Treasury Note/Bond 4.13%	1.91%
Mexican Bonos 5.50%	1.90%
United States Treasury Note/Bond 3.88%	1.59%
China Government Bond 3.81%	1.59%
Uniform Mortgage-Backed Security 6.00%	1.31%
United States Treasury Note/Bond 3.50%	1.22%
Petroleos Mexicanos 4.75%	1.18%
United States Treasury Note/Bond 3.88%	1.16%
GEOGRAPHIC ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower High Yield Bond Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXFRX | December 31, 2024
This annual shareholder report contains important information about the Empower High Yield Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Institutional Class/MXFRX)	$ 66	0.63%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 8.03%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and a composite index with investment characteristics similar to those of the Fund, which returned 8.83% over the same period.
The Fund’s investment portfolio was managed by Putnam Investment Management, LLC (“Putnam”). On September 30, 2024, Franklin Advisers, Inc. (“Franklin Advisers”), an affiliate of Putnam, became the sub-adviser of the Fund.
The high yield allocation generated positive performance but underperformed the benchmark index on a gross basis, while the convertible allocation posted a positive return and outperformed the benchmark index. Top contributors to performance were security selection within non-rated credits (i.e. convertibles) and the utilities sector while the top detractors from performance were the underweight positioning and security selection within CCC-rated securities and the cable & satellite sector.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower High Yield Bond Fund (Institutional Class/MXFRX)	8.03%	4.28%	4.71%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.26%
ICE BofAML US High Yield Index 80%/ICE BofAML All US Convertible Index 20%	8.83%	5.22%	5.72%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 651M
Total number of portfolio holdings	495
Total advisory fee paid	$ 3.1M
Portfolio turnover rate as of the end of the reporting period	59%
Average Credit Quality	B1
Weighted Average Maturity	5 years
Effective Duration	2.70 years
Graphical Representation of Holdings
The tables below show the investment
ma
keup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.68%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75%	0.69%
Apollo Global Management Inc	0.65%
Boeing Co	0.63%
Tenet Healthcare Corp 6.13%	0.63%
Expand Energy Corp 6.75%	0.63%
PRA Group Inc 8.88%	0.57%
Ford Motor Credit Co LLC 4.00%	0.57%
Kedrion SpA 6.50%	0.57%
Clear Chan n el Outdoor Holdings Inc 7.88%	0.55%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund
Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
At a meeting held on September 25-26, 2024, the Fund’s Board of Directors approved transitioning the sub-adviser responsibilities from Putnam to Franklin Advisers, as part of an internal reorganization, effective September 30, 2024. In connection with the transition, the Fund’s portfolio managers also became employees of Franklin Advisers and continue to manage the Fund’s investment portfolio.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower High Yield Bond Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXHYX | December 31, 2024
This annual shareholder report contains important information about the Empower High Yield Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Investor Class/MXHYX)	$ 102	0.98%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.64%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and a composite index with investment characteristics similar to those of the Fund, which returned 8.83% over the same period.
The Fund’s investment portfolio was managed by Putnam Investment Management, LLC (“Putnam”). On September 30, 2024, Franklin Advisers, Inc. (“Franklin Advisers”), an affiliate of Putnam,

became the sub-adviser of the Fund.
The high yield allocation generated positive performance but underperformed the benchmark index on a gross basis, while the convertible allocation posted a positive return and outperformed the benchmark index. Top contributors to performance were security selection within non-rated credits (i.e. convertibles) and the utilities sector while the top detractors from performance were the underweight positioning and security selection within CCC-rated securities and the cable & satellite sector.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower High Yield Bond Fund (Investor Class/MXHYX)	7.64%	3.92%	4.57%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
ICE BofAML US High Yield Index 80%/ICE BofAML All US Convertible Index 20%	8.83%	5.22%	5.92%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 651M
Total number of portfolio holdings	495
Total advisory fee paid	$ 3.1M
Portfolio turnover rate as of the end of the reporting period	59%
Average Credit Quality	B1
Weighted Average Maturity	5 years
Effective Duration	2.70 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, rep rese
nting percentage of the total investments

of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.68%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75%	0.69%
Apollo Global Management Inc	0.65%
Boeing Co	0.63%
Tenet Healthcare Corp 6.13%	0.63%
Expand Energy Corp 6.75%	0.63%
PRA Group Inc 8.88%	0.57%
Ford Motor Credit Co LLC 4.00%	0.57%
Kedrion SpA 6.50%	0.57%
Clear Ch an nel Outdoor Holdings Inc 7.88%	0.55%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
At a meeting held on September 25-26, 2024, the Fund’s Board of Directors approved transitioning the sub-adviser responsibilities from Putnam to Franklin Advisers, as part of an internal reorganization, effective September 30, 2024. In connection with the transition, the Fund’s portfolio managers also became employees of Franklin Advisers and continue to manage the Fund’s investment portfolio.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Inflation-Protected Securities Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXIOX | December 31, 2024
This annual shareholder report contains important information about the Empower Inflation-Protected Securities Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Institutional Class/MXIOX)	$ 36	0.35%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 3.10%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index, which returned 3.09% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P.
The Fund’s overweight to collateralized loan obligations (“CLOs”), commercial mortgage-backed securities (“CMBS”), and investment-grade corporates contributed to returns. This was mainly due to credit spreads tightening over the year in these sectors. Within CMBS, favorable housing market dynamics and the Federal Reserve’s entrance into a cutting cycle helped refinancings and property valuations. On the CLO side, elevated deal calls, low default rates, and record issuance benefited performance. Non-agency residential mortgage-backed security selection contributed to returns, predominantly driven by favorable housing dynamics, including robust home sales, increases in housing prices, and increases in mortgage applications. The selection of government securities versus the benchmark underperformed over the year and a long U.S. interest rates position as part of spread sector barbell detracted from returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Inflation-Protected Securities Fund (Institutional Class/MXIOX)	3.10%	2.38%	2.50%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	0.99%
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index	3.09%	2.69%	2.86%
(a)
Institutional Class inception date was January 4, 2018.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 476M
Total number of portfolio holdings	325
Total advisory fee paid	$ 1.5M
Portfolio turnover rate as of the end of the reporting period	144%
Average Credit Quality	Aa2
Weighted Average Maturity	10 years
Effective Duration	4.70 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	17.41%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	12.08%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	9.86%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	4.27%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	2.84%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	2.27%
U.S. Treasury Inflation Indexed Bonds TIPS 1.75%	1.89%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	1.20%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	1.17%
United States Treasury Note/Bond 4.50%	0.98%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Inflation-Protected Securities Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXIHX | December 31, 2024
This annual shareholder report contains important information about the Empower Inflation-Protected Securities Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Investor Class/MXIHX)	$ 71	0.70%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 2.80%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index, which returned 3.09% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P.
The Fund’s overweight to collateralized loan obligations (“CLOs”), commercial mortgage-backed securities (“CMBS”), and investment-grade corporates contributed to returns. This was mainly due to credit spreads tightening over the year in these sectors. Within CMBS, favorable housing market dynamics and the Federal Reserve’s entrance into a cutting cycle helped refinancings and property valuations. On the CLO side, elevated deal calls, low default rates, and record issuance benefited performance. Non-agency residential mortgage-backed security selection contributed to returns, predominantly driven by favorable housing dynamics, including robust home sales, increases in housing prices, and increases in mortgage applications. The selection of government securities versus the benchmark underperformed over the year and a long U.S. interest rates position as part of spread sector barbell detracted from returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Inflation-Protected Securities Fund (Investor Class/MXIHX)	2.80%	2.02%	2.16%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	0.99%
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index	3.09%	2.69%	2.86%
(a)
Investor Class inception date was January 4, 2018.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 476M
Total number of portfolio holdings	325
Total advisory fee paid	$ 1.5M
Portfolio turnover rate as of the end of the reporting period	144%
Average Credit Quality	Aa2
Weighted Average Maturity	10 years
Effective Duration	4.70 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	17.41%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	12.08%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	9.86%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	4.27%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	2.84%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	2.27%
U.S. Treasury Inflation Indexed Bonds TIPS 1.75%	1.89%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	1.20%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	1.17%
United States Treasury Note/Bond 4.50%	0.98%
CREDIT RATING ALLOCATION
(a)
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Multi-Sector Bond Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXUGX | December 31, 2024
This annual shareholder report contains important information about the Empower Multi-Sector Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Institutional Class/MXUGX)	$ 57	0.55%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 5.55%, as compared to its broad-based securities market index, the Bloomberg Multiverse Index, which returned (1.34)% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Loomis, Sayles, & Company, L.P. (“Loomis Sayles”) and Virtus Fixed Income Advisers, LLC (“Virtus”).
Loomis Sayles’ performance was driven primarily by security selection while yield curve positioning contributed strongly throughout the year. Exposure to investment grade credit and securitized also aided performance, mostly due to security selection.

Security selection within high yield credit was a top contributor to performance as the sector generated the greatest returns within the strategy. Exposure within non-U.S. dollar denominated and equity issues reduced excess return in the sector.
Virtus’ combination of strong allocation and issue selection across multiple sectors drove performance for the period. The underweight to U.S. Treasuries had a meaningfully positive impact, as most spread sectors delivered positive excess returns.

Allocation to and selection within corporate high yield was positive for the period. Issue selection and up in quality positioning versus the bank loan benchmark was negative for the period.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Multi-Sector Bond Fund (Institutional Class/MXUGX)	5.55%	2.38%	3.21%
Bloomberg Multiverse Index	(1.34) %	(1.77) %	0.44%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,060M
Total number of portfolio holdings	1,531
Total advisory fee paid	$ 5.1M
Portfolio turnover rate as of the end of the reporting period	65%
Average Credit Quality	Baa1
Weighted Average Maturity	11 years
Effective Duration	4.28 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.63%	3.46%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.80%
United States Treasury Note/Bond 4.63%	1.35%
EchoStar Corp 10.75%	1.09%
United States Treasury Note/Bond 3.50%	0.95%
United States Treasury Note/Bond 4.13%	0.95%
United States Treasury Note/Bond 4.38%	0.93%
United States Treasury Note/Bond 4.25%	0.92%
United States Treasury Note/Bond 4.25%	0.73%
Federal Home Loan Mortgage Corp 5.00%	0.47%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Multi-Sector Bond Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXLMX | December 31, 2024
This annual shareholder report contains important information about the Empower Multi-Sector Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Investor Class/MXLMX)	$ 92	0.90%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 5.14%, as compared to its broad-based securities market index, the Bloomberg Multiverse Index, which returned (1.34)% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Loomis, Sayles, & Company, L.P. (“Loomis Sayles”) and Virtus Fixed Income Advisers, LLC (“Virtus”).
Loomis Sayles’ performance was driven primarily by security selection while yield curve positioning contributed strongly throughout the year. Exposure to investment grade credit and securitized also aided performance, mostly due to security selection. Security selection within high yield credit was a top contributor to performance as the sector generated the greatest returns within the strategy. Exposure within non-U.S. dollar denominated and equity issues reduced excess return in the sector.
Virtus’ combination of strong allocation and issue selection across multiple sectors drove performance for the period. The underweight to U.S. Treasuries had a meaningfully positive impact, as most spread sectors delivered positive excess returns. Allocation to and selection within corporate high yield was positive for the period. Issue selection and up in quality positioning versus the bank loan benchmark was negative for the period.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Multi-Sector Bond Fund (Investor Class/MXLMX)	5.14%	2.03%	2.85%
Bloomberg Multiverse Index	(1.34) %	(1.77) %	0.35%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,060M
Total number of portfolio holdings	1,531
Total advisory fee paid	$ 5.1M
Portfolio turnover rate as of the end of the reporting period	65%
Average Credit Quality	Baa1
Weighted Average Maturity	11 years
Effective Duration	4.28 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.63%	3.46%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.80%
United States Treasury Note/Bond 4.63%	1.35%
EchoStar Corp 10.75%	1.09%
United States Treasury Note/Bond 3.50%	0.95%
United States Treasury Note/Bond 4.13%	0.95%
United States Treasury Note/Bond 4.38%	0.93%
United States Treasury Note/Bond 4.25%	0.92%
United States Treasury Note/Bond 4.25%	0.73%
Federal Home Loan Mortgage Corp 5.00%	0.47%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Short Duration Bond Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXXJX | December 31, 2024
This annual shareholder report contains important information about the Empower Short Duration Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Institutional Class/MXXJX)	$ 25	0.24%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 4.65%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg 1-3 Year Credit Bond Index, which returned 5.11% over the same period.
The Fund’s investment portfolio was managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser. On February 26, 2024, Putnam Investment Management, LLC became the sub-adviser of the Fund. On September 30, 2024, Franklin Advisers, Inc. (“Franklin Advisers”), an affiliate of Putnam, became the sub-adviser of the Fund.
For the period of January 1, 2024 - February 25, 2024, ECM was overweight lower rated securities within investment grade and held out-of-benchmark positions in high yield bonds and bank loans as well as asset-backed securities. Performance was driven primarily by the allocation to these sectors and security selection as well as an underweight to government-related securities. An overweight to Treasuries was the biggest detractor to performance and security selection in finance was also a negative contributor.
For the period of February 26, 2024 - December 31, 2024, Franklin Advisers delivered excess returns across corporate credit and securitized credit strategies. Additionally, the structural allocation to cash and commercial paper has provided both liquidity and aided returns. Mortgage credit risk strategies contributed to relative returns, as did investment grade corporate exposure, driven by security selection in the banking sector, along with positioning in utilities and technology. The primary driver of underperformance was the write down of a defaulted security. Term structure positioning also detracted, driven by volatility on the front-end of the yield curve as expectations for Federal Reserve policy fluctuated throughout 2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Short Duration Bond Fund (Institutional Class/MXXJX)	4.65%	2.33%	2.35%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.26%
Bloomberg 1-3 Year Credit Bond Index	5.11%	2.04%	2.13%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 432M
Total number of portfolio holdings	354
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	96%
Average Credit Quality	A2
Weighted Average Maturity	6 years
Effective Duration	1.65 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Federal National Mortgage Association 0.01%	4.75%
Federal Home Loan Bank 4.32%	2.20%
Bank of America Corp 6.20%	1.74%
Banco Santander SA 1.72%	0.99%
Morgan Stanley 3.95%	0.98%
JPMorgan Chase & Co 2.60%	0.95%
Netflix Inc 5.38%	0.90%
Boeing Co 2.75%	0.90%
AutoNation Inc	0.89%
UBS AG 7.50%	0.87%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund
Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
At a meeting held on September 25-26, 2024, the Fund’s Board of Directors approved transitioning the sub-adviser responsibilities from Putnam to Franklin Advisers, as part of an internal reorganization, effective September 30, 2024. In connection with the transition, the Fund’s portfolio managers also became employees of Franklin Advisers and continue to manage the Fund’s investment portfolio.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Short Duration Bond Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXSDX | December 31, 2024
This annual shareholder report contains important information about the Empower Short Duration Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Investor Class/MXSDX)	$ 60	0.59%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 4.24%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg 1-3 Year Credit Bond Index, which returned 5.11% over the same period.
The Fund’s investment portfolio was managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser. On February 26, 2024, Putnam Investment Management, LLC became the sub-adviser of the Fund. On September 30, 2024, Franklin Advisers, Inc. (“Franklin Advisers”), an affiliate of Putnam, became the sub-adviser of the Fund.
For the period of January 1, 2024 - February 25, 2024, ECM was overweight lower rated securities within investment grade and held out-of-benchmark positions in high yield bonds and bank loans as well as asset-backed securities. Performance was driven primarily by the allocation to these sectors and security selection as well as an underweight to government-related securities. An overweight to Treasuries was the biggest detractor to performance and security selection in finance was also a negative contributor.
For the period of February 26, 2024 - December 31, 2024, Franklin Advisers delivered excess returns across corporate credit and securitized credit strategies. Additionally, the structural allocation to cash and commercial paper has provided both liquidity and aided returns. Mortgage credit risk strategies contributed to relative returns, as did investment grade corporate exposure, driven by security selection in the banking sector, along with positioning in utilities and technology. The primary driver of underperformance was the write down of a defaulted security. Term structure positioning also detracted, driven by volatility on the front-end of the yield curve as expectations for Federal Reserve policy fluctuated throughout
2024.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Short Duration Bond Fund (Investor Class/MXSDX)	4.24%	1.98%	2.01%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
Bloomberg 1-3 Year Credit Bond Index	5.11%	2.04%	2.14%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 432M
Total number of portfolio holdings	354
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	96%
Average Credit Quality	A2
Weighted Average Maturity	6 years
Effective Duration	1.65 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Federal National Mortgage Association 0.01%	4.75%
Federal Home Loan Bank 4.32%	2.20%
Bank of America Corp 6.20%	1.74%
Banco Santander SA 1.72%	0.99%
Morgan Stanley 3.95%	0.98%
JPMorgan Chase & Co 2.60%	0.95%
Netflix Inc 5.38%	0.90%
Boeing Co 2.75%	0.90%
AutoNation Inc	0.89%
UBS AG 7.50%	0.87%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
At a meeting held on September 25-26, 2024, the Fund’s Board of Directors approved transitioning the sub-adviser responsibilities from Putnam to Franklin Advisers, as part of an internal reorganization, effective September 30, 2024. In connection with the transition, the Fund’s portfolio managers also became employees of Franklin Advisers and continue to manage the Fund’s investment portfolio.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower U.S. Government Securities Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXDQX | December 31, 2024
This annual shareholder report contains important information about the Empower U.S. Government Securities Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Institutional Class/MXDQX)	$ 24	0.24%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 1.07%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Government/Mortgage Index, which returned 0.83% over the same period.
The Fund’s investment portfolio was managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser. On February 26, 2024, Western Asset Management Company LLC (“Western Asset”) became the sub-adviser of the Fund.
For the period of January 1, 2024 - February 25, 2024, ECM’s performance was driven primarily by the overweight allocations to agency mortgage-backed securities (“MBS”), agency commercial mortgage-backed securities and asset-backed securities (“ABS”). ECM experienced underperformance relative to the yield curve, primarily due to negative convexity in reaction to significant rate movements at the beginning of the year.
For the period of February 26, 2024 - December 31, 2024, Western Asset’s overweight in agency MBS was the largest contributor to performance and off-benchmark ABS exposure was the second largest contributor to performance. In terms of sector, duration, and yield curve positioning, Western Asset did not have any negative contributing allocations.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower U.S. Government Securities Fund (Institutional Class/MXDQX)	1.07%	(0.49) %	0.88%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.26%
Bloomberg U.S. Government/Mortgage Index	0.83%	(0.67) %	0.80%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention
to.
Fund net assets	$ 558M
Total number of portfolio holdings	251
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	78%
Average Credit Quality	Aaa
Weighted Average Maturity	16 years
Effective Duration	5.75 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten
Holdings
United States Treasury Note/Bond 3.88%	10.36%
United States Treasury Note/Bond 4.75%	6.47%
United States Treasury Note/Bond 4.25%	6.31%
United States Treasury Note/Bond 4.13%	6.22%
Resolution Funding Corp Principal Strip 0.00%	4.94%
United States Treasury Note/Bond 3.38%	2.52%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	1.88%
Federal Farm Credit Banks Funding Corp 4.75%	1.64%
Resolution Funding Corp Interest Strip Class B 0.00%	1.38%
Federal Farm Credit Banks Funding Corp 4.50%	1.26%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund
Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective January 17, 2025, Western Asset was removed as the sub-adviser of the Fund and ECM began managing the Fund’s investment portfolio.
Changes in and Disagreements with
Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower U.S. Government Securities Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXGMX | December 31, 2024
This annual shareholder report contains important information about the Empower U.S. Government Securities Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Investor Class/MXGMX)	$ 60	0.59%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 0.76%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Government/Mortgage Index, which returned 0.83% over the same period.
The Fund’s investment portfolio was managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser. On February 26, 2024, Western Asset Management Company LLC (“Western Asset”) became the sub-adviser of the Fund.
For the period of January 1, 2024 - February 25, 2024, ECM’s performance was driven primarily by the overweight allocations to agency mortgage-backed securities (“MBS”), agency commercial mortgage-backed securities and asset-backed securities (“ABS”). ECM experienced underperformance relative to the yield curve, primarily due to negative convexity in reaction to significant rate movements at the beginning of the year.
For the period of February 26, 2024 - December 31, 2024, Western Asset’s overweight in agency MBS was the largest contributor to performance and off-benchmark ABS exposure was the second largest contributor to performance. In terms of sector, duration, and yield curve positioning, Western Asset did not have any negative contributing allocations.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower U.S. Government Securities Fund (Investor Class/MXGMX)	0.76%	(0.84) %	0.64%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
Bloomberg U.S. Government/Mortgage Index	0.83%	(0.67) %	0.88%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 558M
Total number of portfolio holdings	251
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	78%
Average Credit Quality	Aaa
Weighted Average Maturity	16 years
Effective Duration	5.75 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	10.36%
United States Treasury Note/Bond 4.75%	6.47%
United States Treasury Note/Bond 4.25%	6.31%
United States Treasury Note/Bond 4.13%	6.22%
Resolution Funding Corp Principal Strip 0.00%	4.94%
United States Treasury Note/Bond 3.38%	2.52%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	1.88%
Federal Farm Credit Banks Funding Corp 4.75%	1.64%
Resolution Funding Corp Interest Strip Class B 0.00%	1.38%
Federal Farm Credit Banks Funding Corp 4.50%	1.26%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund
Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective January 17, 2025, Western Asset was removed as the sub-adviser of the Fund and ECM began managing the Fund’s investment portfolio.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's
accountants
during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Registrant’s Code of Ethics is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,050,700 for fiscal year 2023 and $1,082,655 for fiscal year 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item were: $44,680 for fiscal year 2023 and $265,941 for fiscal year 2024. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self custody) audits, fund administration SOC1 testing, and N1-A and N-14 reviews.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2023 and $0 for fiscal year 2024.

(d) All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2

Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(f) (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Not Applicable.

(h) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2023 equaled $1,795,449 and for fiscal year 2024 equaled $2,094,252.

(i) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Bond Index Fund	Empower Core Bond Fund
Institutional Class Ticker / MXCOX	Institutional Class Ticker / MXIUX
Investor Class Ticker / MXBIX	Investor Class Ticker / MXFDX
Empower Global Bond Fund	Empower High Yield Bond Fund
Institutional Class Ticker / MXZMX	Institutional Class Ticker / MXFRX
Investor Class Ticker / MXGBX	Investor Class Ticker / MXHYX
Empower Inflation-Protected Securities Fund	Empower Multi-Sector Bond Fund
Institutional Class Ticker / MXIOX	Institutional Class Ticker / MXUGX
Investor Class Ticker / MXIHX	Investor Class Ticker / MXLMX
Empower Short Duration Bond Fund	Empower U.S. Government Securities Fund
Institutional Class Ticker / MXXJX	Institutional Class Ticker / MXDQX
Investor Class Ticker / MXSDX	Investor Class Ticker / MXGMX
(the "Fund(s)")
Annual Report
December 31, 2024
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.33%
	American Express Credit Account Master Trust
	Series 2022-1 Class A
$ 1,000,000	2.21%, 03/15/2027	$ 995,304
	Series 2022-3 Class A
550,000	3.75%, 08/15/2027	547,468
1,000,000	BA Credit Card Trust Series 2022-A2 Class A2 5.00%, 04/15/2028	1,005,121
	Capital One Multi-Asset Execution Trust
	Series 2019-A3 Class A3
500,000	2.06%, 08/15/2028	481,054
	Series 2021-A2 Class A2
1,000,000	1.39%, 07/15/2030	893,653
	Series 2022-A2 Class A
1,300,000	3.49%, 05/15/2027	1,294,898
712,152	Carmax Auto Owner Trust Series 2021-1 Class A4 0.53%, 10/15/2026	707,436
2,000,000	CNH Equipment Trust Series 2022-B Class A4 3.91%, 03/15/2028	1,972,078
1,100,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	1,097,521
1,100,000	Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A 4.06%, 11/15/2030	1,074,697
1,000,000	GM Financial Consumer Automobile Receivables Trust Series 2022-3 Class A4 3.71%, 12/16/2027	989,958
1,200,000	Nissan Auto Receivables Owner Trust Series 2022-B Class A4 4.45%, 11/15/2029	1,197,634
1,100,000	Toyota Auto Receivables Owner Trust Series 2022-B Class A4 3.11%, 08/16/2027	1,082,471
TOTAL ASSET-BACKED SECURITIES — 0.33% (Cost $13,309,034)		$13,339,293
CORPORATE BONDS AND NOTES
Basic Materials — 0.54%
1,000,000	Air Products & Chemicals Inc 4.80%, 03/03/2033	980,894
1,000,000	Albemarle Corp(a) 5.05%, 06/01/2032	951,748
	BHP Billiton Finance USA Ltd
500,000	5.25%, 09/08/2026	505,180
1,000,000	5.00%, 09/30/2043	934,274
Principal Amount		Fair Value
Basic Materials — (continued)
$ 1,000,000	Cabot Corp 5.00%, 06/30/2032	$ 975,264
1,000,000	Celanese US Holdings LLC 6.17%, 07/15/2027	1,014,902
	CF Industries Inc
175,000	5.15%, 03/15/2034	169,828
1,000,000	4.95%, 06/01/2043	881,083
	Dow Chemical Co
1,200,000	4.80%, 11/30/2028	1,193,243
1,300,000	3.60%, 11/15/2050	892,618
900,000	Eastman Chemical Co 4.65%, 10/15/2044	760,407
	Ecolab Inc
500,000	1.65%, 02/01/2027	471,245
1,000,000	2.70%, 12/15/2051	607,535
2,000,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	1,938,559
1,000,000	LYB International Finance BV 5.25%, 07/15/2043	908,349
250,000	Mosaic Co(a) 5.45%, 11/15/2033	247,535
500,000	Newmont Corp 2.80%, 10/01/2029	455,746
1,200,000	Newmont Corp / Newcrest Finance Pty Ltd 5.35%, 03/15/2034	1,193,930
	Nutrien Ltd
1,000,000	4.90%, 03/27/2028	999,597
1,000,000	4.13%, 03/15/2035	885,178
1,000,000	Rio Tinto Finance USA PLC 5.00%, 03/09/2033	999,193
1,400,000	Sherwin-Williams Co 4.80%, 09/01/2031	1,381,568
500,000	Southern Copper Corp 5.25%, 11/08/2042	452,078
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	927,301
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	266,147
1,175,000	Westlake Corp 3.13%, 08/15/2051	730,956
		21,724,358
Communications — 2.03%
1,000,000	Alibaba Group Holding Ltd(b) 4.88%, 05/26/2030	990,993
	Alphabet Inc
1,000,000	2.00%, 08/15/2026	962,685
175,000	1.90%, 08/15/2040	114,320
	Amazon.com Inc
2,000,000	3.15%, 08/22/2027	1,931,038
2,000,000	4.65%, 12/01/2029(a)	2,012,522
175,000	2.10%, 05/12/2031	149,465
1,000,000	3.60%, 04/13/2032	925,619
2,500,000	2.50%, 06/03/2050	1,491,498
1,675,000	3.10%, 05/12/2051	1,129,011
175,000	3.25%, 05/12/2061	113,857
750,000	America Movil SAB de CV 2.88%, 05/07/2030	668,898

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Communications — (continued)
	AT&T Inc
$ 175,000	2.30%, 06/01/2027	$ 165,175
1,800,000	4.30%, 02/15/2030	1,743,255
2,000,000	2.75%, 06/01/2031	1,739,740
1,600,000	2.55%, 12/01/2033	1,288,854
175,000	4.50%, 05/15/2035	161,853
1,500,000	4.50%, 03/09/2048	1,238,710
3,222,000	3.30%, 02/01/2052	2,139,154
2,134,000	3.50%, 09/15/2053	1,436,909
925,000	Bell Telephone Co of Canada / Bell Canada 3.20%, 02/15/2052	590,292
	Charter Communications Operating LLC / Charter Communications Operating Capital
800,000	6.10%, 06/01/2029	815,461
800,000	6.55%, 06/01/2034	818,326
1,800,000	3.50%, 03/01/2042	1,223,132
3,000,000	5.38%, 05/01/2047	2,462,315
	Cisco Systems Inc
1,600,000	4.80%, 02/26/2027	1,611,680
1,600,000	4.95%, 02/26/2031	1,605,737
600,000	5.30%, 02/26/2054	583,209
	Comcast Corp
1,000,000	5.10%, 06/01/2029	1,010,241
2,000,000	1.95%, 01/15/2031	1,672,872
2,000,000	4.80%, 05/15/2033	1,942,898
4,500,000	3.40%, 07/15/2046	3,159,855
175,000	2.80%, 01/15/2051	104,011
1,586,000	2.89%, 11/01/2051	953,896
1,388,000	2.94%, 11/01/2056	808,423
175,000	2.99%, 11/01/2063	98,767
640,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	743,585
2,200,000	Discovery Communications LLC 3.63%, 05/15/2030	1,957,118
1,000,000	eBay Inc 2.60%, 05/10/2031	861,909
500,000	Fox Corp 5.48%, 01/25/2039	475,157
300,000	Grupo Televisa SAB 5.00%, 05/13/2045	216,347
	Meta Platforms Inc
1,000,000	4.30%, 08/15/2029	987,448
1,000,000	4.75%, 08/15/2034	973,429
500,000	4.45%, 08/15/2052	421,393
1,200,000	5.40%, 08/15/2054	1,162,040
200,000	5.55%, 08/15/2064	194,967
	Motorola Solutions Inc
900,000	2.75%, 05/24/2031	779,358
800,000	5.40%, 04/15/2034	800,324
	Netflix Inc
1,000,000	4.88%, 06/15/2030(b)	995,551
225,000	4.90%, 08/15/2034(a)	220,343
1,200,000	Omnicom Group Inc 2.45%, 04/30/2030	1,053,549
Principal Amount		Fair Value
Communications — (continued)
	Paramount Global
$ 1,000,000	4.20%, 05/19/2032	$ 881,315
800,000	4.95%, 05/19/2050	601,935
	Rogers Communications Inc
1,000,000	5.30%, 02/15/2034	974,662
1,700,000	4.50%, 03/15/2042	1,435,686
1,175,000	Telefonica Emisiones SA 5.21%, 03/08/2047	1,040,877
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	561,074
	T-Mobile USA Inc
1,500,000	1.50%, 02/15/2026	1,447,122
1,000,000	4.80%, 07/15/2028	994,580
1,600,000	3.88%, 04/15/2030	1,505,580
900,000	5.20%, 01/15/2033	890,884
2,500,000	4.38%, 04/15/2040	2,167,020
1,675,000	3.40%, 10/15/2052	1,117,347
175,000	3.60%, 11/15/2060	115,488
1,500,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	1,256,038
800,000	Uber Technologies Inc 4.80%, 09/15/2034	765,655
	Verizon Communications Inc
1,110,000	2.10%, 03/22/2028	1,020,721
1,000,000	1.75%, 01/20/2031	824,048
1,675,000	2.55%, 03/21/2031	1,442,459
3,500,000	2.85%, 09/03/2041	2,420,080
1,250,000	3.85%, 11/01/2042	982,264
1,175,000	3.55%, 03/22/2051	830,313
1,675,000	2.99%, 10/30/2056	993,321
175,000	3.70%, 03/22/2061	118,662
	Vodafone Group PLC
500,000	5.00%, 05/30/2038	476,682
1,000,000	4.25%, 09/17/2050	775,897
	Walt Disney Co
2,500,000	2.20%, 01/13/2028	2,334,577
1,500,000	2.65%, 01/13/2031	1,327,853
		81,009,329
Consumer, Cyclical — 1.50%
	American Honda Finance Corp
1,200,000	4.45%, 10/22/2027	1,191,127
1,000,000	4.90%, 03/13/2029	996,569
800,000	4.85%, 10/23/2031	782,723
1,000,000	Aptiv Swiss Holdings Ltd 3.10%, 12/01/2051	584,642
175,000	AutoNation Inc 2.40%, 08/01/2031	144,388
500,000	AutoZone Inc 5.40%, 07/15/2034	497,109
175,000	Brunswick Corp 2.40%, 08/18/2031	143,365
1,500,000	Costco Wholesale Corp 1.75%, 04/20/2032	1,220,656
1,000,000	Cummins Inc 5.15%, 02/20/2034	1,000,563
	Dollar General Corp
1,000,000	5.20%, 07/05/2028	1,003,469

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 500,000	3.50%, 04/03/2030	$ 458,835
1,000,000	Dollar Tree Inc 2.65%, 12/01/2031	843,530
1,000,000	DR Horton Inc 1.40%, 10/15/2027	913,457
2,000,000	Ford Motor Co 6.10%, 08/19/2032	1,990,320
	Ford Motor Credit Co LLC
1,000,000	5.80%, 03/05/2027	1,009,433
1,900,000	5.85%, 05/17/2027	1,920,376
1,600,000	6.13%, 03/08/2034	1,565,424
	General Motors Co
400,000	6.25%, 10/02/2043	395,035
1,500,000	5.20%, 04/01/2045	1,300,613
	General Motors Financial Co Inc
500,000	1.25%, 01/08/2026	481,707
2,000,000	2.70%, 08/20/2027	1,889,607
1,000,000	4.90%, 10/06/2029	985,038
1,000,000	5.75%, 02/08/2031	1,013,168
	Home Depot Inc
1,000,000	3.90%, 12/06/2028	974,174
1,500,000	1.88%, 09/15/2031	1,239,165
1,000,000	4.50%, 09/15/2032	973,105
1,000,000	4.95%, 06/25/2034	986,490
1,500,000	3.63%, 04/15/2052	1,088,478
360,000	Hyatt Hotels Corp 5.25%, 06/30/2029	360,215
	Lowe's Cos Inc
2,000,000	3.65%, 04/05/2029	1,904,509
1,200,000	5.00%, 04/15/2033	1,181,386
1,000,000	2.80%, 09/15/2041	686,170
1,000,000	4.45%, 04/01/2062	774,540
	Marriott International Inc
1,000,000	3.13%, 06/15/2026	977,484
1,000,000	5.55%, 10/15/2028	1,021,695
	McDonald's Corp
1,000,000	5.00%, 05/17/2029	1,006,857
2,000,000	5.20%, 05/17/2034(a)	2,020,778
1,000,000	5.15%, 09/09/2052	914,402
500,000	Mercedes-Benz Finance North America LLC(b) 5.10%, 08/03/2028	500,257
1,000,000	Nike Inc 2.85%, 03/27/2030	910,728
1,000,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	966,038
600,000	PACCAR Financial Corp 4.45%, 08/06/2027	599,440
	Starbucks Corp
1,500,000	2.25%, 03/12/2030	1,314,864
700,000	5.00%, 02/15/2034	685,322
600,000	4.45%, 08/15/2049	491,464
	Tapestry Inc
370,000	5.10%, 03/11/2030	365,923
225,000	5.50%, 03/11/2035	218,849
	Target Corp
1,500,000	3.38%, 04/15/2029	1,423,696
1,000,000	2.95%, 01/15/2052	637,347
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	TJX Cos Inc 1.15%, 05/15/2028	$ 892,264
	Toyota Motor Credit Corp
1,600,000	1.90%, 01/13/2027	1,517,674
500,000	5.00%, 03/19/2027	504,375
1,000,000	4.45%, 06/29/2029	983,986
1,000,000	4.55%, 08/09/2029	987,767
1,000,000	5.10%, 03/21/2031	1,003,344
	Walmart Inc
2,500,000	1.50%, 09/22/2028	2,245,885
1,000,000	4.10%, 04/15/2033	952,795
1,200,000	4.05%, 06/29/2048	985,710
	Warnermedia Holdings Inc
800,000	4.28%, 03/15/2032	704,966
1,000,000	5.05%, 03/15/2042	802,882
1,400,000	5.14%, 03/15/2052	1,040,206
600,000	WW Grainger Inc 4.45%, 09/15/2034	570,947
		59,747,331
Consumer, Non-Cyclical — 4.25%
2,500,000	Abbott Laboratories 1.40%, 06/30/2030	2,113,122
	AbbVie Inc
1,000,000	2.95%, 11/21/2026	971,461
1,200,000	4.80%, 03/15/2027	1,206,877
2,500,000	4.50%, 05/14/2035	2,341,196
2,000,000	4.88%, 11/14/2048	1,795,871
1,175,000	4.25%, 11/21/2049	955,326
500,000	Aetna Inc 3.88%, 08/15/2047	349,783
	Altria Group Inc
1,000,000	4.80%, 02/14/2029	988,077
1,500,000	3.70%, 02/04/2051	1,019,798
	Amgen Inc
1,800,000	5.15%, 03/02/2028	1,813,095
175,000	1.65%, 08/15/2028	156,412
600,000	2.00%, 01/15/2032	487,173
3,400,000	2.80%, 08/15/2041	2,367,673
1,675,000	3.00%, 01/15/2052	1,056,799
1,892,000	2.77%, 09/01/2053	1,099,123
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4,100,000	4.70%, 02/01/2036	3,888,924
2,000,000	4.90%, 02/01/2046	1,818,734
1,200,000	Anheuser-Busch InBev Worldwide Inc 4.44%, 10/06/2048	1,013,120
1,000,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	863,614
1,000,000	Astrazeneca Finance LLC 4.88%, 03/03/2028	1,005,879
	AstraZeneca PLC
1,500,000	1.38%, 08/06/2030	1,249,494
1,000,000	4.00%, 09/18/2042	827,167
1,000,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	980,210

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	BAT Capital Corp
$ 1,000,000	4.91%, 04/02/2030	$ 987,511
1,000,000	4.74%, 03/16/2032	961,863
1,500,000	5.65%, 03/16/2052	1,373,118
	Baxter International Inc
1,000,000	2.54%, 02/01/2032	834,129
1,000,000	3.13%, 12/01/2051	620,609
	Becton Dickinson & Co
500,000	3.70%, 06/06/2027	488,169
1,000,000	4.30%, 08/22/2032	941,585
500,000	4.67%, 06/06/2047	427,949
2,000,000	Biogen Inc 3.15%, 05/01/2050	1,261,118
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	892,891
	Bristol-Myers Squibb Co
1,000,000	1.13%, 11/13/2027	910,643
1,500,000	1.45%, 11/13/2030	1,242,425
1,000,000	4.13%, 06/15/2039	863,185
500,000	5.50%, 02/22/2044	495,523
1,500,000	4.35%, 11/15/2047	1,238,567
1,200,000	5.55%, 02/22/2054	1,164,095
500,000	Bunge Ltd Finance Corp 2.75%, 05/14/2031	432,188
1,000,000	Cardinal Health Inc 4.37%, 06/15/2047	797,987
	Cencora Inc
500,000	2.80%, 05/15/2030	448,874
800,000	5.15%, 02/15/2035	779,892
2,500,000	Centene Corp 2.50%, 03/01/2031	2,067,766
	Cigna Group
1,000,000	5.69%, 03/15/2026	1,000,314
500,000	2.40%, 03/15/2030	437,566
1,000,000	5.13%, 05/15/2031	995,145
750,000	4.80%, 08/15/2038	679,912
175,000	4.90%, 12/15/2048	148,990
1,000,000	5.60%, 02/15/2054	936,561
1,000,000	Cintas Corp No 2 4.00%, 05/01/2032	935,776
	Coca-Cola Co
1,500,000	2.00%, 03/05/2031	1,278,487
1,400,000	5.20%, 01/14/2055	1,329,371
1,000,000	Colgate-Palmolive Co 3.25%, 08/15/2032	898,387
500,000	Conagra Brands Inc 5.30%, 10/01/2026	505,062
1,500,000	Constellation Brands Inc 4.75%, 05/09/2032	1,442,796
1,000,000	CSL Finance PLC(b) 4.63%, 04/27/2042	878,453
	CVS Health Corp
750,000	1.30%, 08/21/2027	679,576
1,000,000	5.13%, 02/21/2030	978,949
1,175,000	2.13%, 09/15/2031	941,053
2,200,000	4.78%, 03/25/2038	1,902,278
1,600,000	5.13%, 07/20/2045	1,344,261
1,000,000	6.05%, 06/01/2054	938,040
986,907	CVS Pass Through Trust 6.04%, 12/10/2028	992,314
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Danaher Corp 2.80%, 12/10/2051	$ 617,086
1,000,000	Diageo Capital PLC 5.50%, 01/24/2033	1,017,931
	Elevance Health Inc
1,000,000	2.88%, 09/15/2029	909,576
1,000,000	2.25%, 05/15/2030	868,735
800,000	5.20%, 02/15/2035	781,304
500,000	4.63%, 05/15/2042	431,717
500,000	6.10%, 10/15/2052	505,152
	Eli Lilly & Co
1,000,000	4.70%, 02/27/2033	980,108
1,000,000	2.25%, 05/15/2050	562,019
600,000	4.88%, 02/27/2053	543,178
	Equifax Inc
500,000	5.10%, 06/01/2028	501,874
175,000	2.35%, 09/15/2031	146,314
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	891,458
	GE HealthCare Technologies Inc
1,000,000	5.65%, 11/15/2027	1,024,857
1,000,000	5.91%, 11/22/2032	1,038,944
	General Mills Inc
1,000,000	4.20%, 04/17/2028	979,192
1,000,000	5.25%, 01/30/2035(a)	985,974
	Gilead Sciences Inc
1,000,000	1.20%, 10/01/2027	911,676
2,175,000	2.60%, 10/01/2040	1,503,894
500,000	5.55%, 10/15/2053	491,837
1,000,000	GlaxoSmithKline Capital Inc 5.38%, 04/15/2034	1,020,219
	Global Payments Inc
500,000	5.40%, 08/15/2032(a)	499,660
500,000	4.15%, 08/15/2049	372,542
1,000,000	Haleon US Capital LLC 3.63%, 03/24/2032	905,503
	HCA Inc
2,000,000	4.13%, 06/15/2029	1,907,623
1,000,000	2.38%, 07/15/2031	829,936
1,000,000	5.50%, 06/01/2033	989,312
675,000	3.50%, 07/15/2051	436,563
500,000	5.95%, 09/15/2054	475,537
1,000,000	Hershey Co 1.70%, 06/01/2030	850,634
1,200,000	Hormel Foods Corp 4.80%, 03/30/2027	1,205,289
	Humana Inc
800,000	3.95%, 03/15/2027	784,701
1,000,000	5.88%, 03/01/2033	1,003,687
800,000	5.75%, 04/15/2054	741,418
303,000	J M Smucker Co 2.13%, 03/15/2032	246,514
	Johnson & Johnson
800,000	4.90%, 06/01/2031	805,049
3,000,000	3.40%, 01/15/2038	2,508,799
1,000,000	Kellanova 5.25%, 03/01/2033	998,996

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Kenvue Inc
$ 1,000,000	5.00%, 03/22/2030	$ 1,007,498
1,000,000	5.10%, 03/22/2043	959,049
	Keurig Dr Pepper Inc
500,000	4.60%, 05/25/2028	495,589
1,900,000	5.30%, 03/15/2034	1,896,456
1,000,000	Kimberly-Clark Corp 1.05%, 09/15/2027	913,659
	Kraft Heinz Foods Co
2,000,000	3.75%, 04/01/2030	1,890,590
1,200,000	4.88%, 10/01/2049	1,025,748
	Kroger Co
1,000,000	5.00%, 09/15/2034	968,510
400,000	5.50%, 09/15/2054	376,750
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	972,328
1,000,000	Mars Inc(b) 4.75%, 04/20/2033	964,380
1,000,000	McCormick & Co Inc 4.95%, 04/15/2033	975,905
800,000	McKesson Corp(a) 4.25%, 09/15/2029	782,169
1,000,000	Medtronic Global Holdings SCA 4.50%, 03/30/2033	955,389
	Merck & Co Inc
1,000,000	3.40%, 03/07/2029	951,346
500,000	1.45%, 06/24/2030	419,329
2,000,000	2.15%, 12/10/2031	1,672,609
1,000,000	4.90%, 05/17/2044	923,398
800,000	5.00%, 05/17/2053	728,219
1,500,000	Mondelez International Inc 2.75%, 04/13/2030	1,341,655
600,000	Moody's Corp 5.00%, 08/05/2034	586,890
	Novartis Capital Corp
1,000,000	3.80%, 09/18/2029	962,848
500,000	4.20%, 09/18/2034	465,191
500,000	4.70%, 09/18/2054	440,994
1,500,000	PayPal Holdings Inc 2.85%, 10/01/2029	1,371,388
	PepsiCo Inc
1,000,000	3.90%, 07/18/2032	934,641
2,500,000	3.45%, 10/06/2046	1,834,898
	Pfizer Inc
1,000,000	2.75%, 06/03/2026	976,149
1,175,000	1.75%, 08/18/2031	967,674
1,500,000	4.00%, 12/15/2036	1,337,195
3,000,000	2.55%, 05/28/2040	2,073,073
	Pfizer Investment Enterprises Pte Ltd
1,000,000	4.45%, 05/19/2028	991,213
1,000,000	4.75%, 05/19/2033	971,681
600,000	5.30%, 05/19/2053	561,794
	Philip Morris International Inc
770,000	4.38%, 11/01/2027	763,612
1,600,000	2.10%, 05/01/2030	1,383,198
1,600,000	4.75%, 11/01/2031	1,564,714
1,000,000	5.25%, 02/13/2034	988,329
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Procter & Gamble Co
$ 2,000,000	1.20%, 10/29/2030	$ 1,650,986
800,000	4.55%, 10/24/2034(a)	782,595
1,000,000	Quest Diagnostics Inc 4.60%, 12/15/2027	998,555
1,000,000	Revvity Inc 2.25%, 09/15/2031	823,966
	Royalty Pharma PLC
175,000	2.15%, 09/02/2031(a)	143,434
800,000	3.30%, 09/02/2040	579,219
1,000,000	S&P Global Inc 2.90%, 03/01/2032	872,525
	Stryker Corp
500,000	4.85%, 12/08/2028	501,313
1,000,000	4.63%, 03/15/2046	866,270
	Sysco Corp
1,000,000	3.25%, 07/15/2027	964,674
1,000,000	4.45%, 03/15/2048	816,432
	Takeda Pharmaceutical Co Ltd
1,000,000	2.05%, 03/31/2030	861,644
800,000	5.65%, 07/05/2054	772,136
	The Campbell's Company
500,000	2.38%, 04/24/2030	438,696
300,000	5.40%, 03/21/2034	298,497
500,000	4.75%, 03/23/2035	471,476
	Thermo Fisher Scientific Inc
175,000	1.75%, 10/15/2028	157,381
1,175,000	2.00%, 10/15/2031	977,660
2,409,000	2.80%, 10/15/2041	1,693,976
1,000,000	Tyson Foods Inc 5.70%, 03/15/2034	1,013,486
	Unilever Capital Corp
1,000,000	4.88%, 09/08/2028	1,008,001
185,000	1.75%, 08/12/2031	152,897
1,175,000	2.63%, 08/12/2051	711,122
	UnitedHealth Group Inc
1,000,000	5.25%, 02/15/2028	1,015,425
2,000,000	4.00%, 05/15/2029	1,931,972
1,000,000	5.15%, 07/15/2034	986,656
1,500,000	3.50%, 08/15/2039	1,186,315
600,000	5.50%, 07/15/2044	581,981
1,000,000	4.20%, 01/15/2047	807,602
2,500,000	2.90%, 05/15/2050	1,549,867
1,000,000	5.63%, 07/15/2054	970,706
385,000	5.75%, 07/15/2064	374,090
302,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	297,203
	Viatris Inc
175,000	2.70%, 06/22/2030	151,805
1,000,000	3.85%, 06/22/2040	749,879
	Zoetis Inc
1,000,000	2.00%, 05/15/2030	860,547
500,000	5.60%, 11/16/2032	515,492
		170,049,653

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Energy — 1.75%
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc
$ 1,000,000	2.06%, 12/15/2026	$ 952,511
467,000	4.08%, 12/15/2047	367,436
	BP Capital Markets America Inc
1,000,000	5.02%, 11/17/2027	1,010,967
1,925,000	3.63%, 04/06/2030	1,813,999
800,000	5.23%, 11/17/2034	787,907
1,500,000	2.77%, 11/10/2050(a)	899,767
1,000,000	3.00%, 03/17/2052	623,972
	Canadian Natural Resources Ltd
1,000,000	3.85%, 06/01/2027	978,788
520,000	5.00%, 12/15/2029(b)	514,206
1,000,000	Cenovus Energy Inc 2.65%, 01/15/2032	831,816
	Cheniere Corpus Christi Holdings LLC
500,000	5.13%, 06/30/2027	502,683
175,000	2.74%, 12/31/2039	139,432
1,000,000	Cheniere Energy Partners LP(b) 5.75%, 08/15/2034	1,006,639
2,000,000	Chevron Corp 3.08%, 05/11/2050	1,322,725
1,500,000	Chevron USA Inc 3.85%, 01/15/2028	1,479,598
43,000	Cimarex Energy Co 4.38%, 03/15/2029	39,526
	ConocoPhillips Co
438,000	5.90%, 10/15/2032	463,105
1,000,000	5.00%, 01/15/2035	971,377
1,175,000	3.76%, 03/15/2042	926,005
500,000	5.50%, 01/15/2055	475,450
	Coterra Energy Inc
1,000,000	3.90%, 05/15/2027	977,519
9,000	4.38%, 03/15/2029	8,703
1,000,000	Devon Energy Corp 5.60%, 07/15/2041	924,252
	Diamondback Energy Inc
1,000,000	3.50%, 12/01/2029	930,060
800,000	5.75%, 04/18/2054	750,744
	Enbridge Inc
1,000,000	5.63%, 04/05/2034	1,005,889
600,000	6.70%, 11/15/2053	651,050
	Energy Transfer LP
1,000,000	4.20%, 04/15/2027	986,676
1,000,000	4.95%, 06/15/2028	998,235
2,000,000	5.75%, 02/15/2033	2,027,416
1,000,000	5.15%, 03/15/2045	875,134
1,000,000	5.95%, 05/15/2054	966,747
	Enterprise Products Operating LLC
1,500,000	2.80%, 01/31/2030	1,356,022
1,000,000	4.95%, 02/15/2035	967,825
664,000	4.85%, 08/15/2042	599,420
175,000	4.20%, 01/31/2050	137,650
1,000,000	5.55%, 02/16/2055	961,967
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	EQT Corp 5.70%, 04/01/2028	$ 507,018
	Equinor ASA
1,500,000	3.13%, 04/06/2030	1,382,131
1,000,000	4.25%, 11/23/2041	857,351
	Exxon Mobil Corp
175,000	2.61%, 10/15/2030	155,923
1,175,000	3.00%, 08/16/2039	888,649
2,421,000	3.45%, 04/15/2051	1,697,088
500,000	Halliburton Co 5.00%, 11/15/2045	446,390
500,000	Helmerich & Payne Inc(b) 4.65%, 12/01/2027	493,583
1,000,000	Hess Corp 5.60%, 02/15/2041	987,577
175,000	Kinder Morgan Energy Partners LP 6.95%, 01/15/2038	189,618
	Kinder Morgan Inc
1,000,000	5.10%, 08/01/2029(a)	999,863
500,000	2.00%, 02/15/2031	418,523
1,000,000	4.80%, 02/01/2033	950,253
1,200,000	5.95%, 08/01/2054	1,172,362
500,000	Marathon Petroleum Corp 4.75%, 09/15/2044	414,951
	MPLX LP
1,000,000	4.25%, 12/01/2027	984,294
1,000,000	5.00%, 03/01/2033	960,411
900,000	5.50%, 02/15/2049	826,343
175,000	NOV Inc 3.60%, 12/01/2029	163,285
	Occidental Petroleum Corp
1,200,000	6.13%, 01/01/2031	1,227,864
1,000,000	5.55%, 10/01/2034(a)	972,674
	ONEOK Inc
1,000,000	5.65%, 11/01/2028	1,020,391
1,000,000	6.10%, 11/15/2032	1,034,830
650,000	5.05%, 11/01/2034	621,631
500,000	4.85%, 02/01/2049	415,158
675,000	ONEOK Partners LP 6.20%, 09/15/2043	673,186
	Phillips 66 Co
800,000	5.25%, 06/15/2031	802,133
1,200,000	4.95%, 03/15/2035(a)	1,133,761
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	976,349
500,000	Schlumberger Investment SA 4.85%, 05/15/2033	489,295
	Shell Finance US Inc
1,175,000	2.38%, 11/07/2029	1,054,040
2,000,000	2.75%, 04/06/2030	1,802,588
500,000	4.13%, 05/11/2035	458,334
140,000	4.38%, 05/11/2045	117,055
175,000	4.00%, 05/10/2046	136,913
175,000	3.25%, 04/06/2050	117,908
	Shell International Finance BV
175,000	6.38%, 12/15/2038	190,467
500,000	3.63%, 08/21/2042	389,378

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Energy — (continued)
$ 1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	$ 976,353
	Suncor Energy Inc
500,000	6.80%, 05/15/2038	532,319
175,000	3.75%, 03/04/2051	122,658
	Targa Resources Corp
1,000,000	4.20%, 02/01/2033	908,015
600,000	5.50%, 02/15/2035	590,294
1,000,000	TotalEnergies Capital SA 5.15%, 04/05/2034	995,631
	TransCanada PipeLines Ltd
1,000,000	4.10%, 04/15/2030	949,518
475,000	4.88%, 05/15/2048	418,907
500,000	Valero Energy Corp 7.50%, 04/15/2032	561,184
1,000,000	Western Midstream Operating LP 5.45%, 11/15/2034	965,916
	Williams Cos Inc
1,000,000	3.75%, 06/15/2027	974,720
675,000	2.60%, 03/15/2031	581,255
1,000,000	4.65%, 08/15/2032	951,750
1,000,000	5.30%, 08/15/2052	914,172
		69,805,478
Financial — 8.38%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,000,000	6.10%, 01/15/2027	1,022,696
1,500,000	3.88%, 01/23/2028	1,452,727
1,000,000	3.00%, 10/29/2028	925,960
800,000	3.85%, 10/29/2041	626,120
2,528,000	Air Lease Corp 1.88%, 08/15/2026	2,409,691
	Alexandria Real Estate Equities Inc REIT
500,000	1.88%, 02/01/2033	385,188
1,000,000	4.75%, 04/15/2035	937,460
1,000,000	3.55%, 03/15/2052	680,576
800,000	Allstate Corp 5.05%, 06/24/2029	803,639
2,000,000	Ally Financial Inc 2.20%, 11/02/2028	1,779,373
	American Express Co
1,000,000	1.65%, 11/04/2026	947,478
600,000	5.65%, 04/23/2027	606,433
1,000,000	5.04%, 07/26/2028	1,005,236
400,000	5.53%, 04/25/2030	407,281
800,000	5.28%, 07/26/2035	791,178
600,000	American International Group Inc 3.40%, 06/30/2030	553,664
	American Tower Corp REIT
1,000,000	5.80%, 11/15/2028	1,026,591
1,500,000	3.80%, 08/15/2029	1,420,004
820,000	5.00%, 01/31/2030	815,280
1,000,000	5.55%, 07/15/2033	1,007,435
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Ameriprise Financial Inc 5.15%, 05/15/2033	$ 998,240
	Aon Corp / Aon Global Holdings PLC
175,000	2.05%, 08/23/2031	144,645
1,000,000	5.35%, 02/28/2033	995,565
675,000	2.90%, 08/23/2051	409,815
800,000	Aon North America Inc 5.75%, 03/01/2054	780,078
1,500,000	Ares Capital Corp 5.95%, 07/15/2029	1,516,690
1,500,000	Arthur J Gallagher & Co 5.15%, 02/15/2035	1,462,432
	Athene Global Funding(b)
1,000,000	1.73%, 10/02/2026	947,129
825,000	2.45%, 08/20/2027(a)	772,508
1,000,000	Athene Holding Ltd 5.88%, 01/15/2034	1,013,551
	Australia & New Zealand Banking Group Ltd
2,000,000	4.42%, 12/16/2026	1,997,552
1,200,000	3.92%, 09/30/2027	1,181,255
	AvalonBay Communities Inc REIT
726,000	2.95%, 05/11/2026	708,922
250,000	5.30%, 12/07/2033	250,328
	Banco Santander SA
2,000,000	4.18%, 03/24/2028	1,958,449
800,000	5.54%, 03/14/2030	803,554
800,000	5.44%, 07/15/2031	798,372
600,000	6.35%, 03/14/2034	608,311
	Bank of America Corp
1,000,000	3.38%, 04/02/2026	996,127
2,175,000	1.73%, 07/22/2027	2,073,484
1,500,000	2.55%, 02/04/2028	1,430,183
5,500,000	2.50%, 02/13/2031	4,836,079
2,175,000	2.30%, 07/21/2032	1,813,194
1,500,000	2.57%, 10/20/2032	1,265,657
1,000,000	5.87%, 09/15/2034	1,027,044
1,000,000	2.48%, 09/21/2036	814,741
500,000	6.11%, 01/29/2037	517,940
2,000,000	4.08%, 04/23/2040	1,702,496
4,000,000	2.68%, 06/19/2041	2,776,920
2,175,000	2.97%, 07/21/2052	1,382,600
	Bank of Montreal
1,500,000	1.25%, 09/15/2026	1,418,205
800,000	4.64%, 09/10/2030(a)	784,373
	Bank of New York Mellon Corp
2,000,000	4.54%, 02/01/2029	1,984,859
1,000,000	5.06%, 07/22/2032	997,459
1,000,000	5.19%, 03/14/2035	989,876
	Bank of Nova Scotia
2,000,000	4.40%, 09/08/2028(a)	1,979,913
1,000,000	5.45%, 08/01/2029	1,018,313
	Barclays PLC
500,000	5.30%, 08/09/2026	500,942
800,000	4.84%, 09/10/2028	795,155
1,500,000	5.69%, 03/12/2030	1,514,535

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	2.89%, 11/24/2032	$ 844,440
600,000	6.04%, 03/12/2055	599,640
	Berkshire Hathaway Finance Corp
900,000	2.30%, 03/15/2027	862,082
175,000	1.45%, 10/15/2030	146,492
800,000	4.20%, 08/15/2048	661,946
175,000	4.25%, 01/15/2049	146,135
1,000,000	2.85%, 10/15/2050	627,515
	BlackRock Funding Inc
1,000,000	5.00%, 03/14/2034	987,529
475,000	5.25%, 03/14/2054	448,715
1,000,000	Blackrock Inc 3.25%, 04/30/2029	944,694
800,000	Blackstone Private Credit Fund(b) 5.60%, 11/22/2029	789,843
1,000,000	Blackstone Reg Finance Co LLC 5.00%, 12/06/2034	966,726
1,000,000	Boston Properties LP REIT 6.75%, 12/01/2027	1,042,765
1,000,000	BPCE SA(b) 4.75%, 07/19/2027	995,363
1,000,000	Brookfield Finance Inc 5.68%, 01/15/2035	1,006,980
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	897,452
	Canadian Imperial Bank of Commerce
1,000,000	4.51%, 09/11/2027	995,413
800,000	4.63%, 09/11/2030	783,687
	Capital One Financial Corp
1,000,000	1.88%, 11/02/2027	944,925
1,000,000	6.31%, 06/08/2029	1,032,599
1,000,000	5.70%, 02/01/2030	1,013,704
800,000	5.88%, 07/26/2035	804,659
	Charles Schwab Corp
1,500,000	0.90%, 03/11/2026	1,434,993
1,000,000	6.14%, 08/24/2034	1,049,923
1,000,000	Chubb INA Holdings Inc 2.85%, 12/15/2051	631,089
1,000,000	Chubb INA Holdings LLC 5.00%, 03/15/2034	987,547
1,000,000	Citibank NA 4.88%, 11/19/2027	1,000,802
	Citigroup Inc
1,000,000	4.45%, 09/29/2027	986,452
2,000,000	3.07%, 02/24/2028	1,923,758
3,000,000	3.52%, 10/27/2028	2,887,281
1,400,000	4.54%, 09/19/2030	1,360,377
3,000,000	3.06%, 01/25/2033	2,577,128
1,400,000	5.41%, 09/19/2039	1,333,247
3,500,000	2.90%, 11/03/2042	2,451,124
2,000,000	Citizens Bank NA 4.58%, 08/09/2028	1,981,368
1,000,000	Cooperatieve Rabobank UA(b) 1.11%, 02/24/2027	957,411
Principal Amount		Fair Value
Financial — (continued)
	Crown Castle Inc REIT
$ 1,000,000	4.80%, 09/01/2028	$ 988,670
1,000,000	4.90%, 09/01/2029	988,894
1,000,000	5.20%, 09/01/2034	974,070
1,000,000	CubeSmart LP REIT 2.25%, 12/15/2028	899,501
3,000,000	Deutsche Bank AG 5.00%, 09/11/2030	2,932,422
1,800,000	Development Bank of Japan Inc(b) 1.75%, 10/20/2031	1,487,512
1,000,000	EPR Properties REIT 3.60%, 11/15/2031	874,944
1,000,000	Equinix Inc REIT 3.20%, 11/18/2029	919,329
1,000,000	Equitable Holdings Inc 5.59%, 01/11/2033	1,009,284
500,000	ERP Operating LP REIT 4.65%, 09/15/2034	474,135
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	813,394
1,000,000	Everest Reinsurance Holdings Inc 3.13%, 10/15/2052	618,358
	Extra Space Storage LP REIT
1,000,000	2.40%, 10/15/2031	830,910
1,000,000	2.35%, 03/15/2032	816,958
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	843,483
	Fifth Third Bancorp
500,000	1.71%, 11/01/2027	472,095
1,000,000	4.06%, 04/25/2028	978,575
1,000,000	4.90%, 09/06/2030	986,326
	Goldman Sachs Group Inc
1,000,000	3.50%, 11/16/2026	977,739
1,000,000	1.09%, 12/09/2026	965,328
1,000,000	1.43%, 03/09/2027	960,024
175,000	1.54%, 09/10/2027	165,475
2,500,000	4.48%, 08/23/2028	2,471,071
3,000,000	5.73%, 04/25/2030	3,061,824
600,000	4.69%, 10/23/2030	587,420
2,000,000	2.38%, 07/21/2032	1,666,803
1,700,000	5.33%, 07/23/2035	1,668,266
1,000,000	6.75%, 10/01/2037	1,070,560
2,000,000	3.21%, 04/22/2042	1,457,436
175,000	Golub Capital BDC Inc 2.50%, 08/24/2026	166,703
1,000,000	Healthcare Realty Holdings LP REIT 3.75%, 07/01/2027	971,591
	HSBC Holdings PLC
1,200,000	3.90%, 05/25/2026	1,186,477
175,000	1.59%, 05/24/2027	167,094
2,400,000	2.25%, 11/22/2027	2,284,566
2,541,000	2.21%, 08/17/2029	2,282,327
2,000,000	5.29%, 11/19/2030	1,986,722
1,400,000	2.87%, 11/22/2032	1,181,127
1,200,000	4.76%, 03/29/2033	1,124,873

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Huntington Bancshares Inc 2.49%, 08/15/2036	$ 809,998
	ING Groep NV
1,000,000	6.08%, 09/11/2027	1,019,195
800,000	5.34%, 03/19/2030	803,186
800,000	5.55%, 03/19/2035	795,135
	Intercontinental Exchange Inc
1,000,000	3.10%, 09/15/2027	959,591
1,200,000	5.25%, 06/15/2031	1,209,928
1,000,000	3.00%, 06/15/2050	637,536
	JPMorgan Chase & Co
175,000	3.30%, 04/01/2026	172,327
1,524,000	2.08%, 04/22/2026	1,510,909
1,000,000	1.05%, 11/19/2026	967,950
1,175,000	1.58%, 04/22/2027	1,128,268
2,000,000	3.63%, 12/01/2027	1,942,741
2,000,000	4.98%, 07/22/2028	2,006,364
1,000,000	5.30%, 07/24/2029	1,010,055
4,000,000	4.57%, 06/14/2030	3,920,657
1,175,000	2.74%, 10/15/2030	1,058,458
1,000,000	2.96%, 05/13/2031	894,509
1,425,000	1.95%, 02/04/2032	1,181,143
2,000,000	5.72%, 09/14/2033	2,042,776
1,000,000	5.34%, 01/23/2035	993,650
1,770,000	4.95%, 10/22/2035	1,705,435
3,000,000	3.88%, 07/24/2038	2,559,571
500,000	5.50%, 10/15/2040	497,501
1,000,000	3.96%, 11/15/2048	781,916
1,000,000	KeyBank NA 4.39%, 12/14/2027	983,279
1,000,000	KeyCorp 4.79%, 06/01/2033	945,638
1,000,000	Kilroy Realty LP REIT 2.65%, 11/15/2033	764,598
	Kimco Realty OP LLC REIT
1,000,000	2.25%, 12/01/2031	829,781
250,000	4.60%, 02/01/2033	237,979
	Kreditanstalt fuer Wiederaufbau
2,000,000	0.63%, 01/22/2026	1,923,930
1,000,000	5.00%, 03/16/2026	1,007,173
1,700,000	1.00%, 10/01/2026	1,607,170
1,000,000	3.75%, 02/15/2028	981,955
800,000	3.88%, 06/15/2028	787,090
2,000,000	0.75%, 09/30/2030	1,630,475
1,000,000	4.13%, 07/15/2033	963,313
1,000,000	Landwirtschaftliche Rentenbank(a) 3.88%, 09/28/2027	987,039
1,000,000	Lincoln National Corp 3.40%, 03/01/2032	876,054
	Lloyds Banking Group PLC
1,500,000	3.75%, 01/11/2027	1,466,276
555,000	5.09%, 11/26/2028	555,616
1,000,000	5.72%, 06/05/2030	1,016,734
175,000	LXP Industrial Trust REIT 2.38%, 10/01/2031	142,277
Principal Amount		Fair Value
Financial — (continued)
	Marsh & McLennan Cos Inc
$ 500,000	4.38%, 03/15/2029	$ 491,021
1,000,000	2.38%, 12/15/2031	838,299
1,600,000	5.00%, 03/15/2035	1,561,734
	Mastercard Inc
1,000,000	3.30%, 03/26/2027	975,238
500,000	4.88%, 05/09/2034	492,255
600,000	3.85%, 03/26/2050	464,270
	MetLife Inc
600,000	5.30%, 12/15/2034	597,687
1,000,000	5.25%, 01/15/2054	935,949
	Metropolitan Life Global Funding I(b)
1,000,000	4.85%, 01/08/2029	999,251
2,000,000	2.40%, 01/11/2032	1,672,720
750,000	Mid-America Apartments LP REIT 2.88%, 09/15/2051	462,479
	Mitsubishi UFJ Financial Group Inc
4,574,000	1.54%, 07/20/2027	4,350,300
1,000,000	5.42%, 02/22/2029	1,014,114
1,000,000	2.85%, 01/19/2033	858,045
	Mizuho Financial Group Inc
1,000,000	5.78%, 07/06/2029	1,023,225
1,000,000	1.98%, 09/08/2031(a)	840,015
1,000,000	2.56%, 09/13/2031	836,591
800,000	5.59%, 07/10/2035	807,802
	Morgan Stanley
1,574,000	3.13%, 07/27/2026	1,537,552
500,000	4.35%, 09/08/2026	496,143
900,000	1.51%, 07/20/2027	855,311
1,400,000	5.65%, 04/13/2028	1,423,657
2,000,000	5.12%, 02/01/2029	2,005,496
1,000,000	5.45%, 07/20/2029	1,011,172
1,000,000	1.79%, 02/13/2032	815,834
1,175,000	2.24%, 07/21/2032	972,919
1,000,000	2.51%, 10/20/2032	837,906
1,000,000	2.94%, 01/21/2033	856,768
500,000	4.89%, 07/20/2033	484,400
585,000	5.83%, 04/19/2035	596,140
1,365,000	5.32%, 07/19/2035	1,342,627
2,000,000	2.48%, 09/16/2036	1,626,666
1,000,000	5.95%, 01/19/2038	1,001,033
1,800,000	3.97%, 07/22/2038(c) 3-mo. SOFR + 1.13%	1,530,948
1,000,000	2.80%, 01/25/2052	610,716
1,000,000	Morgan Stanley Bank NA 5.50%, 05/26/2028	1,013,925
1,500,000	Nasdaq Inc 3.95%, 03/07/2052	1,109,753
	National Australia Bank Ltd
1,000,000	5.09%, 06/11/2027	1,011,547
1,000,000	4.90%, 06/13/2028	1,005,184
1,000,000	2.99%, 05/21/2031(b)	864,268
	NatWest Group PLC
1,500,000	4.80%, 04/05/2026	1,499,506
1,000,000	5.52%, 09/30/2028	1,012,707

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Financial — (continued)
	Nomura Holdings Inc
$ 1,000,000	2.61%, 07/14/2031	$ 842,082
1,000,000	5.78%, 07/03/2034(a)	1,010,828
1,000,000	Northern Trust Corp 6.13%, 11/02/2032	1,054,931
	Oesterreichische Kontrollbank AG
1,000,000	3.63%, 09/09/2027	980,732
1,000,000	4.13%, 01/18/2029	986,087
	PNC Financial Services Group Inc
1,000,000	5.35%, 12/02/2028	1,014,193
1,000,000	5.49%, 05/14/2030	1,014,103
1,000,000	4.81%, 10/21/2032	973,273
1,400,000	5.40%, 07/23/2035	1,389,116
500,000	Principal Financial Group Inc 5.38%, 03/15/2033	500,562
2,000,000	Principal Life Global Funding II(b) 1.50%, 11/17/2026	1,887,188
1,000,000	Private Export Funding Corp 3.90%, 10/15/2027	984,061
1,000,000	Progressive Corp 4.95%, 06/15/2033	990,042
	Prologis LP REIT
1,000,000	4.88%, 06/15/2028	1,002,434
500,000	4.63%, 01/15/2033	481,911
800,000	5.25%, 03/15/2054	746,279
	Prudential Financial Inc
2,000,000	3.00%, 03/10/2040	1,476,134
1,000,000	3.70%, 10/01/2050	889,594
1,000,000	6.50%, 03/15/2054	1,028,465
500,000	Public Storage Operating Co REIT 5.13%, 01/15/2029	506,002
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	362,081
	Realty Income Corp REIT
1,000,000	3.95%, 08/15/2027	983,211
500,000	3.65%, 01/15/2028	482,752
1,000,000	1.80%, 03/15/2033	765,212
	Royal Bank of Canada
3,000,000	1.40%, 11/02/2026	2,832,738
1,000,000	4.97%, 08/02/2030	992,342
1,000,000	5.15%, 02/01/2034(a)	987,456
	Santander UK Group Holdings PLC
500,000	1.67%, 06/14/2027	475,910
1,000,000	4.86%, 09/11/2030	972,278
	Simon Property Group LP REIT
1,500,000	1.75%, 02/01/2028	1,372,190
1,000,000	2.45%, 09/13/2029	899,205
600,000	4.75%, 09/26/2034	568,474
175,000	3.25%, 09/13/2049	117,547
	State Street Corp
1,000,000	5.75%, 11/04/2026	1,007,942
2,000,000	4.33%, 10/22/2027	1,987,640
1,300,000	2.20%, 03/03/2031	1,105,542
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	4.68%, 10/22/2032	$ 970,824
	Sumitomo Mitsui Financial Group Inc
2,000,000	5.52%, 01/13/2028	2,031,776
1,000,000	5.72%, 09/14/2028	1,024,204
1,000,000	5.77%, 01/13/2033	1,028,847
1,000,000	5.56%, 07/09/2034	1,009,526
1,000,000	Sun Communities Operating LP REIT 2.30%, 11/01/2028	901,492
1,000,000	Synchrony Bank 5.63%, 08/23/2027	1,006,870
500,000	Synchrony Financial 2.88%, 10/28/2031	414,413
1,000,000	Tanger Properties LP REIT 2.75%, 09/01/2031	843,464
	Toronto-Dominion Bank
2,000,000	4.57%, 12/17/2026	1,994,910
1,300,000	2.80%, 03/10/2027	1,246,963
2,000,000	4.69%, 09/15/2027	1,995,558
1,200,000	4.99%, 04/05/2029(a)	1,197,983
500,000	Travelers Cos Inc 5.45%, 05/25/2053	486,452
	Truist Financial Corp
300,000	4.26%, 07/28/2026	298,834
1,000,000	1.95%, 06/05/2030	853,642
500,000	4.92%, 07/28/2033	472,399
1,000,000	UBS Group AG(b) 5.62%, 09/13/2030	1,015,903
1,000,000	Unum Group 4.13%, 06/15/2051	737,175
	US Bancorp
1,000,000	3.10%, 04/27/2026	978,558
2,000,000	2.22%, 01/27/2028	1,896,266
1,200,000	5.10%, 07/23/2030	1,198,518
1,000,000	5.68%, 01/23/2035	1,008,441
1,000,000	US Bank NA 4.51%, 10/22/2027	994,596
	Ventas Realty LP REIT
500,000	3.25%, 10/15/2026	486,331
800,000	5.00%, 01/15/2035	764,369
	VICI Properties LP REIT
1,025,000	5.13%, 11/15/2031	999,842
800,000	5.75%, 04/01/2034(a)	807,258
	Visa Inc
1,000,000	3.15%, 12/14/2025	988,653
1,500,000	4.15%, 12/14/2035	1,385,831
	Wells Fargo & Co
750,000	4.30%, 07/22/2027	739,968
4,000,000	3.53%, 03/24/2028	3,879,714
1,000,000	5.71%, 04/22/2028	1,016,449
2,000,000	3.35%, 03/02/2033	1,753,295
3,000,000	4.90%, 07/25/2033	2,897,296
2,000,000	5.39%, 04/24/2034	1,977,748
1,000,000	5.50%, 01/23/2035	995,750
2,000,000	4.40%, 06/14/2046	1,605,938
1,200,000	5.01%, 04/04/2051	1,065,179
175,000	Western Union Co 1.35%, 03/15/2026	167,281

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Financial — (continued)
	Westpac Banking Corp
$ 1,000,000	5.20%, 04/16/2026	$ 1,008,398
1,000,000	4.60%, 10/20/2026	1,001,741
1,000,000	5.05%, 04/16/2029	1,010,924
1,000,000	5.41%, 08/10/2033	983,500
1,000,000	Weyerhaeuser Co REIT 3.38%, 03/09/2033	868,218
500,000	Willis North America Inc 5.90%, 03/05/2054	492,415
1,000,000	WP Carey Inc REIT 2.45%, 02/01/2032	823,904
		335,046,093
Industrial — 1.91%
	3M Co
600,000	2.38%, 08/26/2029	538,414
1,000,000	3.63%, 10/15/2047	727,059
800,000	Amphenol Corp 5.00%, 01/15/2035	781,052
500,000	Berry Global Inc(b) 5.65%, 01/15/2034	501,432
	Boeing Co
175,000	2.75%, 02/01/2026	170,720
600,000	6.26%, 05/01/2027	614,271
2,800,000	2.95%, 02/01/2030	2,500,742
1,000,000	5.71%, 05/01/2040	951,380
1,500,000	3.63%, 03/01/2048	998,206
1,500,000	3.75%, 02/01/2050	1,023,057
175,000	5.93%, 05/01/2060	161,929
	Burlington Northern Santa Fe LLC
500,000	5.15%, 09/01/2043	478,517
1,000,000	4.45%, 01/15/2053	837,644
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	750,414
2,000,000	Canadian Pacific Railway Co 3.00%, 12/02/2041	1,451,966
2,500,000	Carrier Global Corp 3.38%, 04/05/2040	1,930,663
	Caterpillar Financial Services Corp
1,000,000	4.80%, 01/06/2026	1,002,804
2,000,000	5.00%, 05/14/2027	2,020,364
1,000,000	4.70%, 11/15/2029	996,292
	CSX Corp
1,250,000	4.25%, 03/15/2029	1,223,922
1,000,000	5.20%, 11/15/2033	1,001,645
250,000	4.75%, 05/30/2042	226,119
1,000,000	4.50%, 11/15/2052	843,264
	Eaton Corp
500,000	4.15%, 03/15/2033	470,030
500,000	4.70%, 08/23/2052	439,754
	FedEx Corp
1,000,000	3.25%, 05/15/2041	731,445
1,000,000	4.10%, 02/01/2045	782,638
175,000	5.25%, 05/15/2050	160,101
Principal Amount		Fair Value
Industrial — (continued)
$ 600,000	Fortune Brands Innovations Inc 5.88%, 06/01/2033	$ 615,325
1,000,000	GATX Corp 4.90%, 03/15/2033	964,255
2,000,000	General Dynamics Corp 4.25%, 04/01/2040	1,745,499
	Honeywell International Inc
1,000,000	4.70%, 02/01/2030	994,669
1,000,000	5.00%, 03/01/2035	979,954
150,000	Howmet Aerospace Inc 4.85%, 10/15/2031	146,996
600,000	Ingersoll Rand Inc 5.31%, 06/15/2031	606,636
1,000,000	Jabil Inc 4.25%, 05/15/2027	986,149
1,000,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	1,041,201
500,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	494,952
	John Deere Capital Corp
500,000	1.70%, 01/11/2027	472,849
1,000,000	4.85%, 06/11/2029	1,003,681
2,000,000	4.90%, 03/07/2031	2,000,640
2,000,000	3.90%, 06/07/2032	1,858,688
1,000,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 5.50%, 04/19/2029	1,017,754
	L3Harris Technologies Inc
800,000	5.05%, 06/01/2029	799,818
600,000	5.40%, 07/31/2033	598,927
600,000	5.35%, 06/01/2034	597,478
1,000,000	Lennox International Inc 5.50%, 09/15/2028	1,017,069
	Lockheed Martin Corp
1,000,000	4.45%, 05/15/2028	992,452
1,000,000	4.70%, 12/15/2031	984,206
500,000	3.90%, 06/15/2032	464,445
500,000	4.09%, 09/15/2052	395,499
1,000,000	5.70%, 11/15/2054	1,018,544
1,175,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	760,721
1,000,000	Mohawk Industries Inc 5.85%, 09/18/2028	1,028,322
	Norfolk Southern Corp
1,000,000	4.45%, 03/01/2033	954,085
1,000,000	3.05%, 05/15/2050	646,731
500,000	5.35%, 08/01/2054	476,034
	Northrop Grumman Corp
1,000,000	3.25%, 01/15/2028	955,914
1,000,000	4.70%, 03/15/2033	969,321
1,000,000	Otis Worldwide Corp 2.29%, 04/05/2027	947,524
1,000,000	Packaging Corp of America 3.05%, 10/01/2051	641,769
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	925,707

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Industrial — (continued)
	Republic Services Inc
$ 1,000,000	2.38%, 03/15/2033	$ 810,024
1,000,000	5.00%, 12/15/2033	983,709
1,175,000	Rockwell Automation Inc 1.75%, 08/15/2031	963,658
	RTX Corp
800,000	3.13%, 05/04/2027	772,193
175,000	1.90%, 09/01/2031	143,164
1,000,000	5.15%, 02/27/2033	991,595
900,000	4.35%, 04/15/2047	739,210
3,175,000	2.82%, 09/01/2051	1,923,200
1,000,000	Ryder System Inc 1.75%, 09/01/2026	950,993
600,000	Sonoco Products Co 4.60%, 09/01/2029	584,297
1,000,000	Trane Technologies Financing Ltd 5.25%, 03/03/2033	1,002,694
	Union Pacific Corp
1,750,000	2.15%, 02/05/2027	1,668,382
500,000	3.60%, 09/15/2037	419,577
500,000	3.38%, 02/14/2042	380,322
1,000,000	2.95%, 03/10/2052	631,299
500,000	4.95%, 09/09/2052	457,929
159,690	Union Pacific Railroad Co Pass Through Trust Series 2006 5.87%, 07/02/2030	160,596
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	481,988
1,000,000	5.15%, 05/22/2034	997,850
1,200,000	5.50%, 05/22/2054	1,169,391
	Vulcan Materials Co
500,000	3.90%, 04/01/2027	491,527
800,000	4.95%, 12/01/2029	797,437
1,000,000	Waste Connections Inc 2.20%, 01/15/2032	823,794
	Waste Management Inc
800,000	4.80%, 03/15/2032	786,246
1,600,000	4.95%, 03/15/2035	1,559,916
1,250,000	WRKCo Inc 3.90%, 06/01/2028	1,205,585
		76,316,234
Technology — 1.84%
1,000,000	Accenture Capital Inc 4.25%, 10/04/2031	960,929
1,500,000	Adobe Inc 2.30%, 02/01/2030	1,334,107
1,000,000	Analog Devices Inc 5.05%, 04/01/2034	999,152
	Apple Inc
175,000	2.90%, 09/12/2027	168,323
1,500,000	3.00%, 11/13/2027	1,448,345
1,000,000	1.20%, 02/08/2028	904,327
952,000	1.40%, 08/05/2028	854,531
1,175,000	1.70%, 08/05/2031	978,725
1,500,000	3.85%, 05/04/2043	1,242,515
1,500,000	2.65%, 05/11/2050	931,888
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	2.40%, 08/20/2050	$ 590,517
2,175,000	2.70%, 08/05/2051	1,356,444
600,000	3.95%, 08/08/2052	477,351
1,500,000	Applied Materials Inc 4.80%, 06/15/2029	1,504,948
	AppLovin Corp
365,000	5.38%, 12/01/2031	365,095
105,000	5.95%, 12/01/2054	103,420
1,000,000	Autodesk Inc 2.40%, 12/15/2031	840,172
	Broadcom Inc
600,000	5.05%, 07/12/2027	605,557
800,000	4.35%, 02/15/2030	778,395
1,425,000	4.15%, 11/15/2030	1,363,534
2,900,000	3.42%, 04/15/2033(b)	2,538,461
573,000	4.93%, 05/15/2037(b)	545,008
175,000	3.50%, 02/15/2041(b)	136,662
800,000	Cadence Design Systems Inc 4.30%, 09/10/2029	784,273
1,000,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	959,066
	Dell International LLC / EMC Corp
1,200,000	5.25%, 02/01/2028	1,214,553
800,000	4.35%, 02/01/2030	774,127
76,000	8.10%, 07/15/2036	90,084
1,000,000	3.38%, 12/15/2041	735,726
15,000	8.35%, 07/15/2046	19,079
600,000	Fidelity National Information Services Inc 3.10%, 03/01/2041	435,861
	Fiserv Inc
175,000	2.25%, 06/01/2027	165,040
1,000,000	4.20%, 10/01/2028	972,592
1,000,000	5.15%, 08/12/2034	977,131
	Hewlett Packard Enterprise Co
800,000	4.55%, 10/15/2029	779,833
370,000	5.00%, 10/15/2034	355,634
500,000	5.60%, 10/15/2054	470,649
2,291,000	HP Inc 2.65%, 06/17/2031	1,961,300
	IBM International Capital Pte Ltd
1,000,000	4.75%, 02/05/2031	990,687
1,000,000	5.25%, 02/05/2044	946,570
	Intel Corp
1,000,000	3.75%, 08/05/2027	969,940
1,175,000	1.60%, 08/12/2028	1,036,389
175,000	2.00%, 08/12/2031	140,902
1,175,000	2.80%, 08/12/2041	749,508
1,000,000	5.63%, 02/10/2043	916,395
175,000	3.05%, 08/12/2051	99,817
1,000,000	5.70%, 02/10/2053	884,386
600,000	5.05%, 08/05/2062	468,173
	International Business Machines Corp
2,000,000	4.15%, 07/27/2027	1,976,951

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	4.00%, 06/20/2042	$ 817,072
1,000,000	Intuit Inc 5.13%, 09/15/2028	1,014,973
500,000	KLA Corp 4.95%, 07/15/2052	454,429
1,000,000	Leidos Inc 2.30%, 02/15/2031	839,762
1,200,000	Micron Technology Inc 2.70%, 04/15/2032	1,005,585
	Microsoft Corp
2,000,000	1.35%, 09/15/2030	1,694,438
2,100,000	3.45%, 08/08/2036	1,831,104
1,000,000	2.53%, 06/01/2050	615,398
2,547,000	2.92%, 03/17/2052	1,682,633
	NVIDIA Corp
1,675,000	1.55%, 06/15/2028	1,521,037
500,000	3.50%, 04/01/2050	371,543
1,000,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	841,837
	Oracle Corp
1,600,000	2.95%, 04/01/2030	1,444,338
500,000	6.25%, 11/09/2032	529,886
1,900,000	3.85%, 07/15/2036	1,627,810
3,000,000	3.65%, 03/25/2041	2,339,231
175,000	4.00%, 07/15/2046	134,675
175,000	3.60%, 04/01/2050	122,607
1,175,000	3.95%, 03/25/2051	870,329
500,000	5.38%, 09/27/2054	460,861
1,000,000	3.85%, 04/01/2060	686,013
1,894,000	Qorvo Inc 4.38%, 10/15/2029	1,776,254
	QUALCOMM Inc
2,500,000	1.30%, 05/20/2028	2,242,653
500,000	3.25%, 05/20/2050	340,681
600,000	4.50%, 05/20/2052	502,927
800,000	Roper Technologies Inc 4.50%, 10/15/2029	785,560
1,175,000	Salesforce Inc 2.70%, 07/15/2041	827,711
1,000,000	Take-Two Interactive Software Inc 4.95%, 03/28/2028	999,483
	Texas Instruments Inc
1,000,000	1.75%, 05/04/2030	855,918
500,000	4.85%, 02/08/2034	491,735
1,000,000	5.15%, 02/08/2054	936,119
	VMware LLC
175,000	1.40%, 08/15/2026	165,780
1,000,000	2.20%, 08/15/2031	829,545
1,000,000	Workday Inc 3.80%, 04/01/2032	910,008
		73,473,007
Utilities — 2.15%
2,000,000	AEP Texas Inc 2.10%, 07/01/2030	1,713,481
1,175,000	AEP Transmission Co LLC 2.75%, 08/15/2051	705,695
Principal Amount		Fair Value
Utilities — (continued)
	Alabama Power Co
$ 800,000	3.75%, 09/01/2027	$ 782,435
1,300,000	3.70%, 12/01/2047	970,545
1,000,000	Ameren Illinois Co 4.95%, 06/01/2033	981,460
1,000,000	American Electric Power Co Inc 5.63%, 03/01/2033	1,010,205
1,000,000	American Water Capital Corp 3.75%, 09/01/2047	741,408
	Appalachian Power Co
140,000	7.00%, 04/01/2038	153,873
1,000,000	3.70%, 05/01/2050	694,191
1,000,000	Arizona Public Service Co 5.70%, 08/15/2034	1,011,107
	Atmos Energy Corp
175,000	5.50%, 06/15/2041	173,351
1,200,000	3.38%, 09/15/2049	824,050
175,000	Avangrid Inc 3.80%, 06/01/2029	165,842
	Berkshire Hathaway Energy Co
500,000	3.70%, 07/15/2030	470,446
175,000	5.95%, 05/15/2037	180,982
175,000	5.15%, 11/15/2043	166,074
2,735,000	2.85%, 05/15/2051	1,670,409
500,000	Boston Gas Co(b) 3.15%, 08/01/2027	476,320
1,000,000	CenterPoint Energy Houston Electric LLC 2.35%, 04/01/2031	851,300
600,000	CenterPoint Energy Inc 5.40%, 06/01/2029	606,874
1,000,000	CenterPoint Energy Resources Corp 4.40%, 07/01/2032	946,808
1,000,000	CMS Energy Corp 4.88%, 03/01/2044	889,816
	Commonwealth Edison Co
1,000,000	5.30%, 06/01/2034	1,002,444
600,000	5.65%, 06/01/2054	591,587
1,000,000	Connecticut Light & Power Co 5.25%, 01/15/2053	944,237
	Consolidated Edison Co of New York Inc
1,000,000	3.13%, 11/15/2027(a)	958,747
1,500,000	5.50%, 03/15/2034	1,526,048
1,200,000	5.70%, 05/15/2054	1,193,652
1,000,000	Constellation Energy Generation LLC 5.75%, 03/15/2054	972,262
1,000,000	Consumers Energy Co 3.60%, 08/15/2032	904,458
	Dominion Energy Inc
1,500,000	3.38%, 04/01/2030	1,379,736
1,175,000	2.25%, 08/15/2031	977,901
175,000	4.70%, 12/01/2044	148,522
1,000,000	Dominion Energy South Carolina Inc 2.30%, 12/01/2031	837,444

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Utilities — (continued)
	DTE Electric Co
$ 1,000,000	5.20%, 04/01/2033	$ 998,827
1,000,000	3.75%, 08/15/2047	752,679
1,000,000	DTE Energy Co 4.88%, 06/01/2028	996,498
1,000,000	Duke Energy Carolinas LLC 2.45%, 02/01/2030	890,052
	Duke Energy Corp
1,000,000	4.85%, 01/05/2027	1,003,017
2,100,000	2.55%, 06/15/2031	1,792,963
175,000	3.50%, 06/15/2051	118,070
600,000	5.80%, 06/15/2054	584,457
1,500,000	Duke Energy Florida Project Finance LLC(a) 2.86%, 03/01/2033	1,302,675
1,000,000	Duke Energy Ohio Inc 5.25%, 04/01/2033	997,941
	Duke Energy Progress LLC
657,000	2.00%, 08/15/2031	543,695
1,400,000	4.15%, 12/01/2044	1,139,159
1,200,000	5.35%, 03/15/2053	1,136,323
442,878	Elm Road Generating Station Supercritical LLC(b) 4.67%, 01/19/2031	424,702
1,200,000	Entergy Arkansas LLC 5.45%, 06/01/2034	1,216,090
175,000	Entergy Corp 2.80%, 06/15/2030	155,883
1,200,000	Entergy Louisiana LLC 5.70%, 03/15/2054	1,185,790
	Eversource Energy
600,000	5.50%, 01/01/2034	595,236
1,000,000	3.45%, 01/15/2050	683,433
	Exelon Corp
1,000,000	2.75%, 03/15/2027	957,543
1,750,000	5.30%, 03/15/2033	1,745,803
	Florida Power & Light Co
800,000	5.05%, 04/01/2028	807,679
1,000,000	5.15%, 06/15/2029	1,012,548
140,000	5.96%, 04/01/2039	146,409
1,209,000	5.25%, 02/01/2041	1,172,390
171,000	4.05%, 10/01/2044	139,282
800,000	3.15%, 10/01/2049	539,237
1,000,000	Georgia Power Co 3.25%, 03/15/2051	674,059
175,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	164,791
1,000,000	ITC Holdings Corp(b) 4.95%, 09/22/2027	1,001,443
1,000,000	Jersey Central Power & Light Co(b) 5.10%, 01/15/2035	975,431
175,000	Kentucky Utilities Co 5.13%, 11/01/2040	165,694
	MidAmerican Energy Co
1,000,000	5.35%, 01/15/2034	1,012,005
1,175,000	2.70%, 08/01/2052	711,235
	National Rural Utilities Cooperative Finance Corp
1,000,000	5.05%, 09/15/2028	1,007,580
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	2.75%, 04/15/2032	$ 854,962
	NextEra Energy Capital Holdings Inc
1,500,000	4.63%, 07/15/2027	1,497,965
1,200,000	5.05%, 02/28/2033	1,176,336
	NiSource Inc
1,000,000	5.20%, 07/01/2029	1,007,615
600,000	5.35%, 04/01/2034	595,032
1,000,000	Northern States Power Co 4.00%, 08/15/2045	794,631
1,000,000	Oklahoma Gas & Electric Co 5.40%, 01/15/2033	1,007,854
2,000,000	Oncor Electric Delivery Co LLC 2.70%, 11/15/2051	1,178,960
1,000,000	ONE Gas Inc 4.25%, 09/01/2032	945,319
1,400,000	Pacific Gas & Electric Co 4.95%, 07/01/2050	1,214,904
1,000,000	PECO Energy Co 4.38%, 08/15/2052	826,096
1,000,000	PPL Electric Utilities Corp 5.25%, 05/15/2053	953,887
175,000	Progress Energy Inc 7.75%, 03/01/2031	197,948
1,000,000	Public Service Co of Colorado 5.75%, 05/15/2054	997,654
	Public Service Electric & Gas Co
1,000,000	5.20%, 08/01/2033	1,000,664
800,000	5.30%, 08/01/2054	761,886
175,000	Public Service Enterprise Group Inc 1.60%, 08/15/2030	145,736
1,000,000	Puget Sound Energy Inc 2.89%, 09/15/2051	610,671
	Southern California Edison Co
500,000	5.15%, 06/01/2029	502,927
1,000,000	5.45%, 06/01/2031	1,016,109
1,400,000	5.75%, 04/15/2054	1,372,800
1,000,000	Southern California Gas Co 5.60%, 04/01/2054	977,344
	Southern Co
1,500,000	3.70%, 04/30/2030	1,408,813
1,000,000	5.70%, 03/15/2034	1,020,643
500,000	4.40%, 07/01/2046	413,544
1,000,000	Southwest Gas Corp(a) 5.80%, 12/01/2027	1,024,028
500,000	Tampa Electric Co 5.00%, 07/15/2052	444,827
1,200,000	Union Electric Co 5.20%, 04/01/2034	1,192,525
	Virginia Electric & Power Co
500,000	3.75%, 05/15/2027	489,662
500,000	3.80%, 09/15/2047	374,662
1,000,000	5.35%, 01/15/2054	940,431
800,000	Wisconsin Electric Power Co 4.60%, 10/01/2034	761,863

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	Wisconsin Power & Light Co 3.95%, 09/01/2032	$ 923,754
	Xcel Energy Inc
175,000	2.60%, 12/01/2029	156,304
1,000,000	4.60%, 06/01/2032	951,665
		86,114,350
TOTAL CORPORATE BONDS AND NOTES — 24.35% (Cost $1,041,539,177)		$973,285,833
FOREIGN GOVERNMENT BONDS AND NOTES
500,000	African Development Bank 4.38%, 03/14/2028	499,400
	Asian Development Bank
1,000,000	4.25%, 01/09/2026	998,277
3,000,000	4.88%, 05/21/2026	3,019,756
1,000,000	3.13%, 08/20/2027	968,659
1,000,000	3.75%, 04/25/2028	980,546
1,000,000	4.50%, 08/25/2028(a)	1,004,742
1,000,000	1.88%, 03/15/2029	901,509
1,000,000	3.88%, 06/14/2033	946,129
1,000,000	Asian Infrastructure Investment Bank 4.13%, 01/18/2029	988,709
1,500,000	Canada Government International Bond 0.75%, 05/19/2026	1,428,801
	Chile Government International Bond
500,000	2.75%, 01/31/2027	476,110
1,000,000	4.95%, 01/05/2036	945,803
2,500,000	3.50%, 01/25/2050	1,721,699
500,000	3.25%, 09/21/2071	294,301
1,000,000	Corp Andina de Fomento 4.13%, 01/07/2028	984,690
	Council of Europe Development Bank
700,000	0.88%, 09/22/2026	659,814
500,000	4.13%, 01/24/2029	493,300
	European Bank for Reconstruction & Development
1,000,000	4.38%, 03/09/2028	999,326
1,000,000	4.13%, 01/25/2029	988,026
	European Investment Bank
2,000,000	1.38%, 03/15/2027	1,876,579
1,000,000	3.25%, 11/15/2027	970,201
2,000,000	3.88%, 03/15/2028	1,969,474
1,000,000	1.75%, 03/15/2029(a)	897,405
1,000,000	3.63%, 07/15/2030	958,418
1,000,000	3.75%, 02/14/2033	940,891
1,000,000	4.13%, 02/13/2034	958,730
	Export Development Canada
1,000,000	4.38%, 06/29/2026	999,292
1,000,000	3.88%, 02/14/2028	984,505
	Export-Import Bank of Korea
1,000,000	2.63%, 05/26/2026	972,282
1,000,000	4.63%, 06/07/2033(b)	970,789
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	Hungary Government International Bond(b) 3.13%, 09/21/2051	$ 585,250
	Indonesia Government International Bond
1,000,000	3.50%, 01/11/2028	954,690
1,000,000	4.65%, 09/20/2032	954,904
1,000,000	5.65%, 01/11/2053	987,500
	Inter-American Development Bank
1,500,000	0.88%, 04/20/2026	1,434,324
1,000,000	4.38%, 02/01/2027(a)	999,569
2,000,000	1.13%, 07/20/2028(a)	1,788,808
1,000,000	4.13%, 02/15/2029	987,759
1,000,000	3.50%, 04/12/2033(a)	919,968
500,000	4.50%, 09/13/2033	493,554
1,000,000	Inter-American Investment Corp 4.75%, 09/19/2028	1,008,530
	International Bank for Reconstruction & Development
1,000,000	0.75%, 11/24/2027	902,863
9,500,000	1.13%, 09/13/2028	8,424,500
1,000,000	4.00%, 07/25/2030	974,632
500,000	0.75%, 08/26/2030	407,091
2,000,000	1.25%, 02/10/2031	1,645,461
	International Finance Corp
500,000	4.38%, 01/15/2027	499,696
500,000	4.50%, 07/13/2028(a)	502,046
	Israel Government International Bond
1,000,000	3.25%, 01/17/2028	944,997
1,000,000	4.50%, 01/17/2033	917,655
4,000,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	3,842,628
	Korea Development Bank
1,000,000	2.25%, 02/24/2027	953,484
470,000	1.38%, 04/25/2027	437,616
1,000,000	4.50%, 02/15/2029(a)	988,582
1,000,000	4.25%, 09/08/2032	946,514
	Mexico Government International Bond
500,000	5.40%, 02/09/2028	494,510
1,000,000	5.00%, 05/07/2029	964,514
2,000,000	4.75%, 04/27/2032	1,811,993
1,000,000	4.88%, 05/19/2033	895,006
500,000	3.50%, 02/12/2034	397,758
2,750,000	4.60%, 01/23/2046	1,987,673
500,000	5.00%, 04/27/2051	375,233
1,000,000	6.34%, 05/04/2053	889,816
1,000,000	3.77%, 05/24/2061	565,945
1,000,000	Nordic Investment Bank 3.38%, 09/08/2027	973,606
	Panama Government International Bond
1,200,000	3.16%, 01/23/2030	1,001,653
1,600,000	6.40%, 02/14/2035	1,450,955
800,000	6.85%, 03/28/2054	681,450

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 400,000	Perusahaan Penerbit SBSN Indonesia III(b) 4.70%, 06/06/2032	$ 386,500
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030	878,990
500,000	3.00%, 01/15/2034	402,213
1,000,000	3.55%, 03/10/2051(a)	667,800
320,000	5.88%, 08/08/2054	304,909
	Philippine Government International Bond
2,000,000	3.00%, 02/01/2028	1,881,461
200,000	5.61%, 04/13/2033	203,676
1,000,000	5.00%, 07/17/2033	978,997
2,000,000	2.95%, 05/05/2045	1,338,531
1,000,000	Province of Alberta Canada 4.50%, 01/24/2034	966,517
	Province of British Columbia Canada
3,000,000	1.30%, 01/29/2031	2,454,960
1,000,000	4.20%, 07/06/2033	950,231
	Province of Manitoba Canada
500,000	2.13%, 06/22/2026(a)	483,187
500,000	4.30%, 07/27/2033	477,545
	Province of Ontario Canada
1,000,000	0.63%, 01/21/2026	960,411
1,000,000	1.13%, 10/07/2030	821,858
1,500,000	1.80%, 10/14/2031	1,239,746
3,200,000	Province of Quebec Canada 1.35%, 05/28/2030	2,695,307
1,000,000	Republic of Italy Government International Bond 3.88%, 05/06/2051	683,200
	Republic of Poland Government International Bond
500,000	5.50%, 11/16/2027	509,488
1,000,000	5.75%, 11/16/2032	1,020,000
1,000,000	4.88%, 10/04/2033	960,572
	Svensk Exportkredit AB
1,000,000	4.13%, 06/14/2028(a)	989,615
1,000,000	4.88%, 10/04/2030	1,011,040
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	484,500
500,000	5.75%, 10/28/2034	513,053
500,000	4.98%, 04/20/2055	441,889
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.56% (Cost $110,936,122)		$102,497,092
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.74%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	480,390
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-BN10 Class A5
$ 300,000	3.69%, 02/15/2061	$ 288,621
	Series 2019-BN20 Class ASB
2,091,339	2.93%, 09/15/2062	1,994,043
4,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4 3.57%, 02/15/2050	3,888,408
1,000,000	Barclays Commercial Mortgage Securities Trust Series 2021-C11 Class A5 2.32%, 09/15/2054	841,461
1,500,000	BBCMS Mortgage Trust Series 2021-C10 Class A5 2.49%, 07/15/2054	1,296,505
	Benchmark Mortgage Trust
	Series 2018-B4 Class A5
1,100,000	4.12%, 07/15/2051(d)	1,064,364
	Series 2018-B7 Class A3
2,200,000	4.24%, 05/15/2053	2,090,523
	Series 2019-B9 Class A4
647,378	3.75%, 03/15/2052	619,840
	Series 2020-IG1 Class A3
322,000	2.69%, 09/15/2043	263,804
	Series 2021-B25 Class A5
1,000,000	2.58%, 04/15/2054	844,957
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	959,537
	Citigroup Commercial Mortgage Trust
	Series 2015-GC31 Class A4
1,000,000	3.76%, 06/10/2048	992,011
	Series 2018-C6 Class A4
2,095,000	4.41%, 11/10/2051	2,005,746
238,000	COMM Mortgage Trust Series 2018-COR3 Class A3 4.23%, 05/10/2051	226,984
1,825,000	CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5 3.50%, 11/15/2049	1,761,332
	GS Mortgage Securities Trust
	Series 2016-GS4 Class A4
3,115,000	3.44%, 11/10/2049(d)	3,027,530
	Series 2019-GC42 Class A4
1,000,000	3.00%, 09/10/2052	899,940
650,000	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class AS 4.29%, 03/10/2052	588,930

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	$ 1,507,276
1,000,000	Morgan Stanley Capital I Trust Series 2018-H3 Class A5 4.18%, 07/15/2051	970,799
	Wells Fargo Commercial Mortgage Trust
	Series 2019-C52 Class A5
2,400,000	2.89%, 08/15/2052	2,170,726
	Series 2020-C55 Class A5
1,000,000	2.73%, 02/15/2053	890,292
		29,674,019
U.S. Government Agency — 25.81%
	Federal Home Loan Mortgage Corp
40,391	4.00%, 05/01/2026	40,184
37,298	3.00%, 01/01/2027	36,776
1,217	7.50%, 05/01/2027	1,231
155,613	2.50%, 11/01/2028	151,168
102,312	3.00%, 01/01/2029	100,024
349,711	3.00%, 02/01/2029	340,071
5,036	6.50%, 04/01/2029	5,169
877	7.50%, 08/01/2030	903
995,109	2.50%, 12/01/2031	940,526
177,836	2.50%, 02/01/2032	167,777
115,059	3.50%, 04/01/2032	111,046
28,527	6.50%, 11/01/2032	29,545
179,445	3.00%, 04/01/2033	171,971
102,350	3.50%, 05/01/2033	98,886
143,041	3.50%, 06/01/2033	136,913
214,824	4.00%, 07/01/2033	210,579
808,551	3.00%, 01/01/2034	769,679
107,408	3.50%, 03/01/2034	102,744
207,709	4.00%, 06/01/2034	202,133
175,597	3.50%, 09/01/2034	167,211
279,652	2.00%, 10/01/2034	249,458
565,828	3.00%, 12/01/2034	531,510
676,487	2.50%, 02/01/2035	620,399
173,302	2.50%, 03/01/2035	158,280
455,249	1.50%, 07/01/2035	393,354
1,459,745	2.00%, 07/01/2035	1,299,277
444,925	3.00%, 07/01/2035	416,259
627,442	2.00%, 08/01/2035	558,614
1,139,954	1.50%, 10/01/2035	984,939
864,140	2.00%, 10/01/2035	770,281
1,325,137	1.50%, 12/01/2035	1,144,932
131,149	2.00%, 12/01/2035	116,757
1,347,501	2.00%, 01/01/2036	1,199,622
1,207,291	1.50%, 02/01/2036	1,041,569
422,304	2.00%, 02/01/2036	374,392
1,341,914	2.50%, 02/01/2036	1,229,678
265,505	2.00%, 03/01/2036	235,382
6,961	6.00%, 03/01/2036	7,226
7,016	6.00%, 04/01/2036	7,284
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 489,043	1.00%, 05/01/2036	$ 410,898
453,952	1.50%, 05/01/2036	391,626
1,982,257	2.00%, 05/01/2036	1,757,315
246,433	1.50%, 06/01/2036	212,891
27,947	5.00%, 06/01/2036	27,753
1,122,729	1.50%, 07/01/2036	967,237
208,853	1.00%, 08/01/2036	175,474
724,743	1.50%, 09/01/2036	623,860
667,357	2.00%, 09/01/2036	591,210
541,674	3.00%, 09/01/2036	499,414
2,883,884	2.00%, 10/01/2036	2,549,122
1,899,109	2.50%, 10/01/2036	1,726,140
2,163,829	1.50%, 12/01/2036	1,857,306
923,510	1.50%, 01/01/2037	792,104
341,207	1.50%, 03/01/2037	292,728
1,258,245	2.00%, 03/01/2037	1,118,409
1,001,851	2.00%, 04/01/2037	885,552
389,529	1.50%, 05/01/2037	334,147
1,169,859	1.50%, 06/01/2037	1,003,377
328,334	4.00%, 07/01/2037	315,106
387,270	5.00%, 10/01/2037	385,843
169,195	4.50%, 11/01/2037	165,726
11,800	5.50%, 11/01/2037	11,879
186,759	4.00%, 12/01/2037	179,319
540,427	4.50%, 12/01/2037	528,681
8,572	5.50%, 12/01/2037	8,670
538,266	3.50%, 01/01/2038	508,821
286,321	4.00%, 05/01/2038	274,905
274,745	5.50%, 07/01/2038	276,598
76,368	3.50%, 10/01/2038	71,373
286,130	5.50%, 11/01/2038	288,059
948,567	6.00%, 07/01/2039	964,509
61,105	5.00%, 12/01/2039	60,968
634,201	3.00%, 02/01/2040	573,503
137,917	5.00%, 02/01/2040	137,609
114,382	5.00%, 05/01/2040	114,126
209,692	2.50%, 07/01/2040	179,596
180,291	2.50%, 08/01/2040	155,415
58,332	5.00%, 08/01/2040	58,202
1,076,972	2.00%, 10/01/2040	899,785
347,353	1.50%, 11/01/2040	277,611
450,729	2.00%, 12/01/2040	376,523
685,518	2.50%, 12/01/2040	588,415
534,729	4.00%, 02/01/2041	505,180
672,993	2.00%, 03/01/2041	562,065
88,314	4.00%, 04/01/2041	83,433
224,840	1.50%, 05/01/2041	179,539
1,145,142	2.00%, 07/01/2041	955,600
316,430	2.50%, 07/01/2041	270,605
469,209	2.00%, 08/01/2041	391,326
1,537,279	2.00%, 10/01/2041	1,279,955
556,203	2.00%, 11/01/2041	462,584
584,142	1.50%, 12/01/2041	461,944
646,544	2.50%, 04/01/2042	548,980
429,165	2.50%, 09/01/2042	364,529
271,887	3.50%, 11/01/2042	247,946
227,437	3.50%, 05/01/2043	207,447
346,981	4.00%, 11/01/2043	326,075

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 319,141	3.50%, 11/01/2044	$ 289,048
1,019,405	3.00%, 04/01/2045	892,137
566,072	3.00%, 08/01/2045	494,883
343,200	3.50%, 10/01/2045	308,564
922,351	3.50%, 04/01/2046	828,901
1,125,943	3.00%, 01/01/2047	976,668
2,256,195	3.00%, 02/01/2047	1,962,793
948,971	3.50%, 02/01/2047	851,720
891,273	4.00%, 02/01/2047	836,704
461,011	2.50%, 03/01/2047	385,502
1,035,955	3.50%, 07/01/2047	943,747
1,054,591	4.00%, 08/01/2047	977,942
451,077	3.50%, 11/01/2047	405,395
434,816	4.00%, 11/01/2047	403,755
265,217	4.50%, 01/01/2048	252,351
964,493	3.50%, 02/01/2048	866,783
327,620	4.00%, 03/01/2048	303,821
969,978	3.50%, 08/01/2048	864,698
184,685	4.00%, 08/01/2048	171,265
116,044	4.50%, 08/01/2048	110,565
139,031	4.00%, 09/01/2048	129,015
2,634,073	4.00%, 11/01/2048	2,442,171
57,748	4.00%, 01/01/2049	53,606
1,024,248	4.50%, 03/01/2049	983,178
1,079,589	3.50%, 05/01/2049	970,960
3,769,295	3.50%, 06/01/2049	3,383,141
459,938	5.50%, 06/01/2049	462,675
321,734	4.50%, 08/01/2049	306,970
421,284	5.00%, 08/01/2049	413,464
1,396,013	3.00%, 09/01/2049	1,205,642
413,649	4.00%, 09/01/2049	383,078
692,637	2.50%, 10/01/2049	572,377
299,560	3.00%, 10/01/2049	259,306
61,531	3.50%, 10/01/2049	55,164
156,122	4.00%, 10/01/2049	144,584
868,147	4.50%, 11/01/2049	828,218
1,683,332	3.50%, 12/01/2049	1,510,659
364,275	3.50%, 01/01/2050	326,921
1,275,045	3.00%, 02/01/2050	1,101,235
127,942	3.00%, 03/01/2050	110,420
156,276	5.00%, 03/01/2050	153,367
334,695	3.00%, 04/01/2050	288,340
507,040	3.50%, 04/01/2050	455,047
1,481,407	2.50%, 05/01/2050	1,223,949
600,639	4.00%, 05/01/2050	555,834
3,429,883	2.50%, 07/01/2050	2,823,956
87,222	4.00%, 07/01/2050	80,747
693,884	4.50%, 07/01/2050	657,629
1,151,735	2.00%, 08/01/2050	905,160
2,622,357	3.00%, 08/01/2050	2,256,220
5,482,692	2.00%, 09/01/2050	4,309,501
2,604,044	2.50%, 09/01/2050	2,147,263
3,081,067	3.00%, 09/01/2050	2,648,605
178,717	3.50%, 09/01/2050	160,093
92,215	4.00%, 09/01/2050	85,403
850,914	2.00%, 10/01/2050	671,238
874,595	2.50%, 10/01/2050	720,149
3,201,133	3.00%, 10/01/2050	2,753,281
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,129,433	1.50%, 11/01/2050	$ 1,579,540
6,490,505	2.00%, 11/01/2050	5,096,931
865,785	2.50%, 11/01/2050	717,270
1,768,629	1.50%, 12/01/2050	1,309,222
4,554,821	2.00%, 12/01/2050	3,575,421
430,472	3.00%, 12/01/2050	370,181
6,775,127	2.00%, 01/01/2051	5,320,432
6,385,695	2.50%, 01/01/2051	5,220,532
4,011,117	1.50%, 03/01/2051	2,975,139
8,067,610	2.00%, 03/01/2051	6,314,213
788,378	1.50%, 04/01/2051	583,336
2,298,602	2.00%, 04/01/2051	1,802,100
520,135	2.50%, 04/01/2051	426,964
3,733,718	2.00%, 05/01/2051	2,934,754
4,079,147	2.50%, 05/01/2051	3,358,368
967,081	1.50%, 06/01/2051	715,433
1,052,351	3.50%, 06/01/2051	937,472
3,223,622	2.00%, 08/01/2051	2,522,738
1,356,996	2.50%, 08/01/2051	1,114,647
4,138,755	2.50%, 09/01/2051	3,404,862
2,959,421	1.50%, 10/01/2051	2,190,460
9,548,652	2.00%, 10/01/2051	7,460,546
11,081,434	2.50%, 10/01/2051	9,089,816
9,102,021	2.00%, 11/01/2051	7,116,004
4,380,782	2.50%, 11/01/2051	3,574,516
5,157,497	2.00%, 12/01/2051	4,037,586
3,695,192	2.50%, 12/01/2051	3,021,697
3,534,549	3.00%, 12/01/2051	3,010,577
2,107,446	2.00%, 01/01/2052	1,645,340
6,267,231	2.50%, 01/01/2052	5,169,835
811,879	3.00%, 01/01/2052	691,300
664,378	2.00%, 02/01/2052	517,121
2,021,228	2.50%, 02/01/2052	1,660,597
3,600,138	2.00%, 03/01/2052	2,821,297
2,901,915	3.00%, 03/01/2052	2,476,601
357,718	3.50%, 03/01/2052	318,552
4,459,266	2.50%, 04/01/2052	3,648,642
287,197	3.00%, 04/01/2052	247,061
1,996,339	3.50%, 04/01/2052	1,770,137
6,163,623	3.00%, 05/01/2052	5,242,214
1,317,882	4.00%, 05/01/2052	1,207,763
895,717	3.00%, 06/01/2052	765,594
4,303,637	3.50%, 06/01/2052	3,816,505
511,915	4.50%, 06/01/2052	482,439
1,939,057	2.50%, 07/01/2052	1,582,496
346,949	3.50%, 07/01/2052	309,464
564,262	4.50%, 07/01/2052	530,999
289,550	5.00%, 07/01/2052	280,239
641,672	3.50%, 08/01/2052	573,643
3,989,650	4.00%, 08/01/2052	3,653,941
2,664,061	2.50%, 09/01/2052	2,170,945
508,625	4.00%, 09/01/2052	470,981
6,871,087	4.50%, 09/01/2052	6,481,533
2,520,397	5.00%, 09/01/2052	2,440,528
3,127,499	3.50%, 10/01/2052	2,768,846
2,052,316	4.00%, 10/01/2052	1,880,009
430,428	4.50%, 10/01/2052	405,599
498,502	5.00%, 10/01/2052	484,780

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 388,610	5.50%, 10/01/2052	$ 384,220
244,686	6.00%, 10/01/2052	246,251
524,168	4.50%, 11/01/2052	502,638
2,210,855	5.00%, 11/01/2052	2,140,847
556,096	5.50%, 11/01/2052	550,493
706,367	4.50%, 12/01/2052	665,234
3,028,178	5.00%, 12/01/2052	2,937,147
879,613	5.50%, 12/01/2052	873,424
409,643	6.00%, 12/01/2052	412,239
518,757	5.00%, 01/01/2053	502,687
1,012,553	5.50%, 01/01/2053	1,002,888
1,614,634	6.00%, 01/01/2053	1,633,843
649,779	5.50%, 02/01/2053	644,297
248,165	6.50%, 02/01/2053	255,640
676,528	5.00%, 03/01/2053	655,297
550,605	5.50%, 03/01/2053	546,760
593,979	4.50%, 04/01/2053	559,163
1,084,951	5.50%, 04/01/2053	1,078,473
798,962	5.00%, 05/01/2053	776,759
2,773,161	5.50%, 05/01/2053	2,740,957
641,650	4.50%, 06/01/2053	604,569
696,724	5.00%, 06/01/2053	678,990
781,660	5.50%, 06/01/2053	773,722
1,228,368	5.00%, 07/01/2053	1,186,954
407,742	5.50%, 07/01/2053	404,379
635,029	6.00%, 07/01/2053	641,582
2,003,229	5.00%, 08/01/2053	1,935,078
399,396	5.50%, 08/01/2053	394,699
953,010	6.00%, 08/01/2053	965,959
327,631	6.50%, 08/01/2053	338,933
369,462	5.00%, 09/01/2053	357,073
665,195	6.50%, 09/01/2053	683,386
1,656,012	5.50%, 10/01/2053	1,636,242
6,013,089	6.00%, 10/01/2053	6,061,651
854,822	6.50%, 10/01/2053	872,516
1,106,294	5.00%, 11/01/2053	1,068,858
563,266	5.50%, 11/01/2053	556,542
378,689	6.00%, 11/01/2053	387,707
855,675	6.50%, 11/01/2053	882,588
1,155,715	5.50%, 12/01/2053	1,141,294
3,278,360	6.00%, 01/01/2054	3,308,799
1,523,590	5.50%, 02/01/2054	1,519,625
449,121	7.00%, 04/01/2054	465,831
3,490,377	6.50%, 05/01/2054	3,562,632
2,655,163	5.50%, 06/01/2054	2,621,074
1,531,039	5.00%, 08/01/2054	1,478,205
9,363,430	6.00%, 08/01/2054	9,409,628
1,516,191	6.50%, 08/01/2054	1,548,349
4,803,483	5.50%, 09/01/2054	4,741,811
3,753,920	6.00%, 09/01/2054	3,778,195
983,404	5.00%, 10/01/2054	949,467
979,063	6.50%, 10/01/2054	999,729
4,562,587	5.00%, 11/01/2054	4,405,135
7,900,257	5.50%, 11/01/2054	7,798,824
983,219	6.00%, 11/01/2054	988,070
1,057,376	4.50%, 12/01/2054	994,758
1,004,726	5.50%, 12/01/2054	991,826
830,000	5.00%, 01/01/2055	801,357
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 810,000	5.50%, 01/01/2055	$ 799,592
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
999,920	3.15%, 11/25/2025	988,599
	Series K061 Class A2
1,835,004	3.35%, 11/25/2026(d)	1,790,930
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,062,967
	Series K077 Class A2
2,750,000	3.85%, 05/25/2028(d)	2,680,886
	Series K084 Class A2
1,500,000	3.78%, 10/25/2028(d)	1,451,456
	Series K087 Class A2
1,565,000	3.77%, 12/25/2028	1,514,374
	Series K092 Class A2
2,150,000	3.30%, 04/25/2029	2,033,263
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,309,307
	Series K098 Class A2
1,000,000	2.43%, 08/25/2029	906,174
	Series K100 Class A2
2,007,000	2.67%, 09/25/2029	1,832,813
	Series K104 Class A2
300,000	2.25%, 01/25/2030	267,157
	Series K127 Class A2
500,000	2.11%, 01/25/2031	429,625
	Series K130 Class A2
1,800,000	1.72%, 06/25/2031	1,496,305
	Series K154 Class A2
1,900,000	3.42%, 04/25/2032	1,794,002
	Series KJ37 Class A2
500,000	2.33%, 11/25/2030	448,627
	Federal National Mortgage Association
569,636	2.50%, 06/01/2028	552,628
8,026	6.00%, 01/01/2029	8,201
142,183	3.00%, 03/01/2029	138,012
98,670	3.50%, 04/01/2029	96,799
57,007	3.50%, 09/01/2029	55,799
93,431	4.00%, 09/01/2030	91,716
285,705	3.00%, 10/01/2030	275,076
25,613	8.00%, 10/01/2030	25,684
652,095	2.50%, 09/01/2031	616,453
174,228	2.00%, 10/01/2031	162,388
85,327	3.50%, 01/01/2032	82,273
577,853	3.50%, 02/01/2032	558,565
23,571	6.50%, 06/01/2032	24,053
260,742	3.00%, 08/01/2032	248,351
22,412	6.50%, 08/01/2032	22,871
864,982	3.00%, 10/01/2032	817,582
68,778	3.00%, 11/01/2032	65,269
220,663	2.50%, 01/01/2033	210,997
291,943	3.00%, 02/01/2033	274,660
85,343	5.50%, 03/01/2033	85,266
321,659	3.00%, 04/01/2033	303,328
14,250	5.00%, 09/01/2033	14,244

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,269,652	3.00%, 12/01/2033	$ 1,209,381
17,528	5.50%, 01/01/2034	17,838
115,312	4.00%, 02/01/2034	111,963
170,941	3.50%, 03/01/2034	162,887
69,000	5.50%, 03/01/2034	68,732
63,194	5.50%, 05/01/2034	63,628
202,926	3.50%, 07/01/2034	198,946
156,740	2.50%, 09/01/2034	143,915
182,898	3.00%, 02/01/2035	171,884
19,521	5.50%, 02/01/2035	19,655
231,266	3.00%, 03/01/2035	216,286
688,867	3.00%, 04/01/2035	644,495
203,438	5.00%, 05/01/2035	201,734
596,559	2.00%, 06/01/2035	531,120
614,748	2.50%, 06/01/2035	562,954
249,840	3.50%, 06/01/2035	237,912
244,264	1.50%, 07/01/2035	211,053
4,474	5.00%, 07/01/2035	4,436
440,218	2.00%, 09/01/2035	391,621
179,250	3.50%, 09/01/2035	171,249
44,124	5.00%, 09/01/2035	43,825
646,950	1.50%, 10/01/2035	558,584
46,427	5.00%, 10/01/2035	46,062
35,148	6.00%, 10/01/2035	36,441
36,135	5.50%, 11/01/2035	36,546
1,504,216	2.00%, 12/01/2035	1,336,334
716,585	2.00%, 01/01/2036	635,285
717,042	2.50%, 01/01/2036	656,638
715,667	1.50%, 02/01/2036	617,438
2,021,696	2.00%, 02/01/2036	1,793,578
326,934	3.50%, 04/01/2036	309,696
44,286	6.00%, 04/01/2036	45,810
736,488	1.50%, 05/01/2036	633,559
1,206,080	2.00%, 05/01/2036	1,069,219
580,187	2.50%, 05/01/2036	528,097
1,689,053	2.00%, 06/01/2036	1,496,708
3,685,336	2.50%, 06/01/2036	3,356,607
897,484	1.50%, 07/01/2036	769,829
312,887	2.50%, 07/01/2036	285,614
248,621	1.50%, 08/01/2036	214,785
433,475	2.00%, 08/01/2036	386,553
3,255	6.50%, 08/01/2036	3,344
1,323,998	1.50%, 09/01/2036	1,135,658
1,919,274	2.00%, 09/01/2036	1,699,917
147,775	1.00%, 10/01/2036	123,794
2,648,891	1.50%, 10/01/2036	2,277,975
631,518	2.00%, 10/01/2036	558,651
321,856	2.50%, 10/01/2036	292,533
1,093,512	1.50%, 11/01/2036	943,338
3,642,038	2.00%, 11/01/2036	3,229,340
328,713	2.50%, 11/01/2036	299,383
27,055	5.50%, 11/01/2036	27,374
446,031	1.50%, 12/01/2036	382,850
408,485	6.00%, 12/01/2036	422,231
1,686,777	1.50%, 01/01/2037	1,447,821
1,719,172	2.00%, 01/01/2037	1,520,813
668,056	3.00%, 01/01/2037	617,784
1,258,850	2.00%, 02/01/2037	1,115,604
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,112,539	2.00%, 03/01/2037	$ 988,970
865,145	2.00%, 04/01/2037	764,166
860,476	3.00%, 04/01/2037	800,729
517,102	3.50%, 07/01/2037	491,050
20,334	5.00%, 07/01/2037	20,202
384,922	2.50%, 08/01/2037	349,657
116,918	5.50%, 08/01/2037	118,197
573,700	3.00%, 09/01/2037	533,854
365,205	4.00%, 12/01/2037	350,820
193,707	5.50%, 01/01/2038	194,642
522,587	2.50%, 02/01/2038	474,624
95,260	6.00%, 03/01/2038	98,719
45,987	5.50%, 07/01/2038	46,317
306,411	5.00%, 09/01/2038	304,944
31,930	2.50%, 05/01/2039	28,625
28,535	6.00%, 05/01/2039	29,582
203,987	4.50%, 08/01/2039	197,765
249,675	5.00%, 08/01/2039	248,786
925,459	5.00%, 09/01/2039	921,027
200,437	5.00%, 12/01/2039	199,723
106,285	4.50%, 03/01/2040	103,042
513,404	2.50%, 05/01/2040	451,003
644,529	3.00%, 05/01/2040	600,046
1,626,861	2.00%, 06/01/2040	1,386,590
151,516	5.00%, 06/01/2040	150,976
123,800	4.50%, 08/01/2040	120,026
438,093	2.00%, 09/01/2040	366,624
244,434	2.50%, 09/01/2040	210,708
585,661	3.00%, 09/01/2040	538,414
814,084	2.00%, 11/01/2040	680,118
79,711	4.50%, 11/01/2040	77,279
109,386	5.00%, 11/01/2040	108,997
276,367	1.50%, 01/01/2041	220,848
487,025	2.00%, 02/01/2041	406,808
1,008,243	4.00%, 02/01/2041	951,266
418,153	4.50%, 03/01/2041	405,394
394,167	2.00%, 04/01/2041	329,182
217,538	2.00%, 05/01/2041	181,662
305,145	5.00%, 05/01/2041	304,058
308,766	2.00%, 06/01/2041	257,825
744,235	2.00%, 08/01/2041	620,160
512,040	1.50%, 09/01/2041	406,619
1,011,755	2.50%, 09/01/2041	865,226
684,846	1.50%, 10/01/2041	543,104
941,486	2.00%, 10/01/2041	783,956
837,756	2.50%, 10/01/2041	715,855
141,775	4.50%, 10/01/2041	137,447
1,278,737	1.50%, 12/01/2041	1,027,383
723,528	2.00%, 12/01/2041	601,421
409,250	3.50%, 12/01/2041	372,950
400,719	4.00%, 01/01/2042	378,080
846,230	2.00%, 03/01/2042	701,349
1,051,558	1.50%, 04/01/2042	830,480
415,456	3.00%, 06/01/2042	365,247
409,261	3.50%, 08/01/2042	369,437
250,570	3.00%, 09/01/2042	221,090
638,936	3.00%, 12/01/2042	563,730
686,243	3.00%, 02/01/2043	605,455

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 320,889	5.00%, 03/01/2043	$ 312,805
289,371	3.00%, 04/01/2043	255,312
521,408	3.50%, 04/01/2043	472,388
1,192,025	3.50%, 05/01/2043	1,084,202
132,007	4.00%, 07/01/2043	123,807
528,710	3.00%, 08/01/2043	466,512
306,554	3.50%, 08/01/2043	279,046
140,237	4.00%, 09/01/2043	131,614
315,531	3.50%, 08/01/2044	286,210
559,296	4.00%, 08/01/2044	524,144
183,189	4.00%, 06/01/2045	170,109
1,292,154	2.50%, 07/01/2045	1,076,651
1,111,487	3.50%, 07/01/2045	1,003,776
396,993	3.50%, 11/01/2045	356,106
759,867	1.50%, 02/01/2046	571,749
1,135,140	3.50%, 02/01/2046	1,018,813
633,732	4.00%, 03/01/2046	591,632
1,226,919	3.00%, 06/01/2046	1,066,604
1,401,946	3.00%, 09/01/2046	1,208,993
973,027	4.00%, 09/01/2046	909,594
311,172	2.50%, 10/01/2046	259,896
1,244,957	3.00%, 10/01/2046	1,081,047
245,420	4.00%, 10/01/2046	227,849
698,152	3.00%, 12/01/2046	605,624
334,227	3.50%, 12/01/2046	299,972
205,701	4.00%, 03/01/2047	190,617
308,942	4.00%, 06/01/2047	286,113
237,642	4.00%, 07/01/2047	220,080
4,109,096	3.50%, 10/01/2047	3,687,937
799,850	4.00%, 10/01/2047	741,641
846,463	4.50%, 02/01/2048	807,953
630,630	3.50%, 05/01/2048	565,981
294,781	4.50%, 05/01/2048	282,407
272,394	4.00%, 10/01/2048	252,458
299,841	4.00%, 11/01/2048	278,061
2,225,106	4.50%, 11/01/2048	2,125,602
249,462	5.00%, 11/01/2048	245,226
1,230,431	4.00%, 01/01/2049	1,137,547
320,392	4.50%, 02/01/2049	304,956
506,482	3.50%, 03/01/2049	453,975
771,612	3.50%, 05/01/2049	694,145
995,014	3.50%, 06/01/2049	893,024
1,898,929	4.00%, 06/01/2049	1,758,590
925,887	3.50%, 07/01/2049	830,952
2,531,357	4.00%, 07/01/2049	2,348,082
777,812	4.50%, 07/01/2049	741,072
1,237,447	3.50%, 08/01/2049	1,110,563
868,871	4.00%, 08/01/2049	801,693
345,708	3.00%, 09/01/2049	298,795
822,869	3.50%, 09/01/2049	738,486
285,302	4.50%, 09/01/2049	272,239
742,271	4.50%, 10/01/2049	707,400
1,204,485	3.50%, 11/01/2049	1,083,180
3,501,690	3.00%, 12/01/2049	3,014,482
979,858	3.50%, 12/01/2049	879,377
2,262,197	2.50%, 01/01/2050	1,865,615
721,061	3.00%, 01/01/2050	623,436
321,745	4.00%, 01/01/2050	296,737
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 3,093,432	3.00%, 02/01/2050	$ 2,662,097
459,448	4.50%, 02/01/2050	436,117
2,519,672	3.00%, 03/01/2050	2,162,268
543,948	3.50%, 03/01/2050	487,304
819,062	4.00%, 03/01/2050	759,447
417,187	3.00%, 04/01/2050	359,147
1,220,163	4.50%, 04/01/2050	1,172,361
1,300,434	2.50%, 05/01/2050	1,071,902
655,467	3.50%, 05/01/2050	587,978
6,892,495	2.50%, 06/01/2050	5,687,138
288,388	4.00%, 06/01/2050	266,982
142,719	4.50%, 06/01/2050	135,488
355,912	2.50%, 07/01/2050	293,487
3,061,950	3.00%, 07/01/2050	2,635,569
472,848	4.00%, 07/01/2050	436,892
3,730,672	2.00%, 08/01/2050	2,928,271
3,624,017	2.50%, 08/01/2050	2,994,284
566,576	4.00%, 08/01/2050	525,396
2,328,126	2.00%, 09/01/2050	1,835,900
987,997	2.50%, 09/01/2050	812,558
1,161,978	3.00%, 09/01/2050	999,260
410,443	1.50%, 10/01/2050	303,951
3,095,622	2.50%, 10/01/2050	2,558,304
953,210	3.00%, 10/01/2050	825,859
2,628,952	1.50%, 11/01/2050	1,945,642
4,105,576	2.00%, 11/01/2050	3,234,144
571,264	2.50%, 11/01/2050	470,839
1,013,366	4.00%, 11/01/2050	943,327
4,903,909	2.00%, 12/01/2050	3,853,647
737,081	2.50%, 12/01/2050	601,394
2,696,076	3.00%, 12/01/2050	2,326,859
75,499	4.00%, 12/01/2050	69,594
2,314,656	1.50%, 01/01/2051	1,712,004
16,272,017	2.00%, 01/01/2051	12,703,488
1,894,564	2.50%, 01/01/2051	1,563,683
527,160	3.50%, 01/01/2051	471,897
7,816,865	2.00%, 02/01/2051	6,143,616
1,341,137	2.50%, 02/01/2051	1,104,683
254,459	4.00%, 02/01/2051	235,793
708,506	2.00%, 03/01/2051	554,345
418,630	3.50%, 03/01/2051	376,745
1,034,958	1.50%, 04/01/2051	767,717
5,207,913	2.50%, 04/01/2051	4,297,885
1,053,709	3.00%, 04/01/2051	912,154
3,209,410	2.00%, 05/01/2051	2,508,648
6,863,643	3.00%, 05/01/2051	5,891,632
672,776	1.50%, 06/01/2051	498,000
423,223	2.00%, 06/01/2051	329,685
3,170,419	2.50%, 06/01/2051	2,605,206
766,394	3.00%, 06/01/2051	665,695
16,477,506	2.00%, 07/01/2051	12,907,540
3,050,478	2.00%, 08/01/2051	2,392,940
2,245,745	2.50%, 08/01/2051	1,845,199
657,440	3.00%, 08/01/2051	562,683
2,378,364	1.50%, 09/01/2051	1,763,144
9,341,144	2.00%, 09/01/2051	7,295,647
14,279,626	2.50%, 09/01/2051	11,749,882
1,757,922	1.50%, 10/01/2051	1,300,584

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$15,441,271	2.00%, 10/01/2051	$ 12,148,315
17,891,892	2.50%, 10/01/2051	14,719,521
3,283,009	2.50%, 11/01/2051	2,695,587
5,342,402	3.50%, 11/01/2051	4,764,072
4,188,981	2.00%, 12/01/2051	3,273,635
723,710	2.50%, 12/01/2051	592,041
13,833,802	2.00%, 01/01/2052	10,819,630
3,301,543	2.50%, 01/01/2052	2,699,836
1,980,999	3.00%, 01/01/2052	1,700,429
11,709,722	2.00%, 02/01/2052	9,172,769
1,099,477	2.50%, 02/01/2052	902,907
2,434,714	3.00%, 02/01/2052	2,088,240
541,932	4.00%, 02/01/2052	496,878
3,981,288	2.00%, 03/01/2052	3,137,662
2,079,601	2.50%, 03/01/2052	1,722,295
1,321,334	3.00%, 03/01/2052	1,125,348
3,244,245	2.00%, 04/01/2052	2,530,329
4,040,443	2.50%, 04/01/2052	3,312,518
3,255,652	3.00%, 04/01/2052	2,793,926
383,341	3.50%, 04/01/2052	339,310
1,034,149	4.00%, 04/01/2052	946,149
862,435	3.00%, 05/01/2052	734,334
3,343,301	3.50%, 05/01/2052	2,969,527
2,769,021	4.00%, 05/01/2052	2,537,711
3,207,945	3.50%, 06/01/2052	2,853,951
6,711,715	4.00%, 06/01/2052	6,173,765
5,575,067	3.00%, 07/01/2052	4,744,709
7,184,059	4.50%, 07/01/2052	6,779,456
1,034,778	5.00%, 07/01/2052	1,001,044
532,224	3.50%, 08/01/2052	471,343
1,047,867	4.00%, 09/01/2052	959,457
541,034	5.00%, 09/01/2052	524,718
1,770,218	5.50%, 09/01/2052	1,755,532
1,289,061	4.50%, 10/01/2052	1,220,718
2,180,318	5.00%, 10/01/2052	2,115,623
868,664	4.50%, 11/01/2052	823,430
3,222,390	5.00%, 11/01/2052	3,137,302
767,840	5.50%, 11/01/2052	762,934
1,130,371	4.00%, 12/01/2052	1,034,467
2,899,566	5.50%, 12/01/2052	2,881,821
2,064,677	6.00%, 12/01/2052	2,083,644
714,980	4.00%, 01/01/2053	655,059
1,041,647	4.50%, 01/01/2053	980,318
1,572,682	5.50%, 01/01/2053	1,557,327
495,920	6.00%, 01/01/2053	501,889
581,217	6.50%, 01/01/2053	593,845
802,042	5.50%, 02/01/2053	798,682
457,211	6.00%, 02/01/2053	463,629
358,027	7.00%, 02/01/2053	371,188
758,606	6.50%, 03/01/2053	776,739
2,164,848	5.00%, 04/01/2053	2,090,219
1,548,939	5.50%, 04/01/2053	1,529,701
736,615	6.00%, 04/01/2053	741,378
261,200	6.50%, 04/01/2053	268,838
434,790	4.00%, 05/01/2053	397,877
1,585,855	5.00%, 05/01/2053	1,533,950
950,374	5.50%, 05/01/2053	938,203
2,203,443	6.00%, 05/01/2053	2,228,541
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,021,265	6.50%, 05/01/2053	$ 1,044,727
1,113,396	4.00%, 06/01/2053	1,018,870
1,889,145	5.00%, 06/01/2053	1,826,403
690,712	4.50%, 07/01/2053	650,221
886,315	5.00%, 07/01/2053	861,051
642,261	5.50%, 07/01/2053	637,045
1,205,045	6.00%, 07/01/2053	1,220,844
1,070,954	6.50%, 07/01/2053	1,095,736
5,375,951	5.50%, 08/01/2053	5,340,190
416,095	6.00%, 08/01/2053	421,649
688,003	6.50%, 08/01/2053	711,054
654,327	5.50%, 09/01/2053	649,747
2,892,543	6.00%, 09/01/2053	2,911,580
652,795	6.00%, 10/01/2053	656,091
2,031,856	6.50%, 10/01/2053	2,078,555
1,034,611	5.50%, 11/01/2053	1,030,501
1,473,017	6.00%, 11/01/2053	1,496,284
3,474,165	6.50%, 11/01/2053	3,548,553
733,328	7.00%, 12/01/2053	761,347
371,509	5.50%, 01/01/2054	366,806
1,928,339	6.50%, 01/01/2054	1,968,257
2,457,224	7.00%, 01/01/2054	2,554,690
245,515	7.50%, 01/01/2054	257,267
1,312,223	6.50%, 02/01/2054	1,351,758
786,880	7.00%, 02/01/2054	815,716
371,971	7.50%, 02/01/2054	389,271
840,050	6.50%, 03/01/2054	867,667
1,806,123	6.50%, 08/01/2054	1,844,340
4,649,262	6.00%, 09/01/2054	4,672,260
1,527,551	5.00%, 11/01/2054	1,474,857
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2017-M4 Class A2
760,538	2.55%, 12/25/2026(d)	732,020
	Series 2017-M5 Class A2
425,338	2.99%, 04/25/2029(d)	398,850
	Series 2018-M12 Class A2
350,000	3.63%, 08/25/2030(d)	330,633
	Series 2018-M14 Class A2
1,366,457	3.58%, 08/25/2028(d)	1,317,763
	Series 2019-M1 Class A2
1,669,916	3.54%, 09/25/2028(d)	1,607,075
	Series 2019-M22 Class A2
1,946,103	2.52%, 08/25/2029	1,775,453
	Series 2020-M1 Class A2
650,000	2.44%, 10/25/2029	583,138
	Series 21-M12 Class 2A2
1,000,000	2.13%, 05/25/2033(d)	803,059
	Government National Mortgage Association
131	7.50%, 12/15/2025	131
5,243	3.50%, 02/15/2026	5,210
69,966	5.00%, 11/15/2033	70,319
13,581	5.50%, 12/15/2035	13,823
18,061	5.00%, 12/20/2035	17,998
36,536	6.00%, 01/20/2036	37,968
41,897	5.50%, 02/20/2036	42,916

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 248,577	2.50%, 05/20/2036	$ 224,970
116,381	2.00%, 06/20/2036	103,971
162,902	2.00%, 12/20/2036	145,519
259,009	5.00%, 06/15/2039	258,576
79,441	4.00%, 05/20/2040	75,282
69,774	4.50%, 07/20/2040	67,723
67,691	4.50%, 09/20/2040	65,653
283,864	4.00%, 10/15/2040	266,674
428,633	4.50%, 07/20/2041	415,987
129,844	4.00%, 09/15/2041	121,978
27,886	4.50%, 12/20/2041	27,307
550,157	2.50%, 12/20/2042	468,276
157,785	3.00%, 02/15/2043	140,477
614,191	3.50%, 09/20/2043	561,537
1,636,227	3.50%, 06/20/2044	1,482,091
607,294	3.50%, 10/20/2044	552,419
495,954	4.50%, 11/20/2044	478,862
644,673	4.00%, 02/20/2045	606,909
843,887	3.50%, 07/20/2045	764,329
456,952	3.00%, 08/20/2045	403,286
463,855	4.00%, 08/20/2045	432,569
1,048,638	3.50%, 10/20/2045	951,239
420,051	3.50%, 12/20/2045	380,846
442,296	3.50%, 02/20/2046	400,829
145,442	4.00%, 03/20/2046	136,699
551,231	3.00%, 08/20/2046	485,273
1,811,881	3.00%, 09/20/2046	1,596,317
1,488,370	3.50%, 10/20/2046	1,346,891
2,235,266	3.00%, 12/20/2046	1,966,271
806,949	3.50%, 12/20/2046	729,045
3,021,832	3.00%, 01/20/2047	2,659,769
981,619	4.50%, 02/20/2047	944,164
3,217,978	3.50%, 04/20/2047	2,912,091
443,110	4.00%, 06/20/2047	413,882
496,968	3.50%, 07/20/2047	449,725
529,999	3.50%, 08/20/2047	479,039
535,975	4.00%, 09/20/2047	496,809
381,060	4.50%, 11/15/2047	364,054
1,904,855	3.00%, 02/20/2048	1,673,257
314,020	4.00%, 02/20/2048	292,972
565,530	4.00%, 03/20/2048	528,036
484,088	4.50%, 03/20/2048	464,781
115,851	5.00%, 11/20/2048	113,740
2,144,455	4.00%, 12/20/2048	1,999,471
1,097,595	4.50%, 12/20/2048	1,051,777
227,426	4.50%, 03/20/2049	217,912
793,293	3.50%, 04/20/2049	715,493
285,761	3.50%, 05/20/2049	258,439
1,635,064	4.00%, 05/20/2049	1,521,381
124,038	2.50%, 08/20/2049	104,415
475,108	3.50%, 09/20/2049	427,333
557,443	2.50%, 10/20/2049	468,907
1,424,605	3.00%, 10/20/2049	1,244,012
1,691,156	3.00%, 11/20/2049	1,475,379
123,166	5.00%, 11/20/2049	121,353
517,666	3.00%, 12/20/2049	451,617
1,105,168	3.00%, 01/20/2050	944,026
380,746	2.50%, 02/20/2050	319,718
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 897,476	3.00%, 02/20/2050	$ 782,130
3,154,605	2.50%, 03/20/2050	2,647,661
1,463,539	3.50%, 04/20/2050	1,318,714
260,740	5.00%, 04/20/2050	257,111
1,632,197	2.50%, 06/20/2050	1,369,574
969,475	4.00%, 06/20/2050	903,125
688,015	3.00%, 07/20/2050	597,037
2,553,123	2.00%, 08/20/2050	2,048,712
3,288,116	2.50%, 08/20/2050	2,757,692
1,637,642	3.00%, 08/20/2050	1,426,564
1,859,756	3.50%, 08/20/2050	1,675,694
163,521	4.00%, 08/20/2050	152,330
380,000	2.50%, 09/20/2050	318,392
549,973	3.50%, 09/20/2050	494,718
3,648,625	2.00%, 10/20/2050	2,920,882
1,225,441	2.50%, 10/20/2050	1,026,996
2,544,221	3.00%, 10/20/2050	2,216,698
1,837,546	2.50%, 11/20/2050	1,544,862
1,045,377	3.50%, 11/20/2050	942,247
3,810,780	2.00%, 12/20/2050	3,054,204
3,248,736	2.50%, 12/20/2050	2,721,963
1,676,908	2.00%, 01/20/2051	1,329,858
994,574	2.50%, 01/20/2051	832,639
681,568	4.00%, 01/20/2051	634,920
1,535,733	2.00%, 02/20/2051	1,230,203
3,608,045	2.00%, 03/20/2051	2,889,535
1,695,055	2.50%, 03/20/2051	1,416,596
830,548	1.50%, 04/20/2051	641,221
1,791,364	2.00%, 04/20/2051	1,434,279
1,962,718	2.50%, 06/20/2051	1,641,604
404,743	3.50%, 06/20/2051	364,061
579,575	3.00%, 07/20/2051	503,318
1,109,599	2.00%, 08/20/2051	888,397
675,131	2.50%, 08/20/2051	564,211
1,807,297	3.00%, 08/20/2051	1,568,239
4,661,552	2.00%, 09/20/2051	3,732,240
5,684,036	2.50%, 09/20/2051	4,750,168
640,621	2.00%, 10/20/2051	512,908
2,417,544	2.50%, 10/20/2051	2,020,347
1,128,844	3.00%, 10/20/2051	980,074
98,815	5.00%, 10/20/2051	96,612
2,328,814	2.00%, 11/20/2051	1,864,539
1,077,194	2.50%, 11/20/2051	900,211
1,639,696	3.00%, 11/20/2051	1,422,804
1,415,573	3.50%, 11/20/2051	1,269,784
4,286,514	2.00%, 12/20/2051	3,431,924
11,376,359	2.50%, 12/20/2051	9,507,195
9,069,592	2.00%, 01/20/2052	7,265,182
656,722	2.50%, 01/20/2052	548,805
1,758,753	3.00%, 01/20/2052	1,526,595
2,039,136	2.00%, 02/20/2052	1,633,209
921,780	2.50%, 02/20/2052	770,305
1,483,291	3.00%, 02/20/2052	1,286,942
3,827,961	2.00%, 03/20/2052	3,065,925
318,536	3.00%, 03/20/2052	276,370
4,137,383	2.50%, 04/20/2052	3,457,479
2,864,876	3.00%, 04/20/2052	2,485,625
1,945,720	4.00%, 04/20/2052	1,794,994

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,819,747	3.00%, 05/20/2052	$ 1,578,849
1,490,773	3.50%, 05/20/2052	1,333,309
1,496,976	3.50%, 06/20/2052	1,338,855
1,863,818	4.00%, 06/20/2052	1,718,861
2,352,192	4.50%, 06/20/2052	2,228,757
1,678,593	3.50%, 07/20/2052	1,501,289
1,042,217	5.50%, 07/20/2052	1,036,368
2,836,047	5.00%, 08/20/2052	2,760,188
428,719	3.50%, 09/20/2052	383,433
1,555,515	4.00%, 09/20/2052	1,434,547
1,620,887	4.50%, 09/20/2052	1,535,326
363,300	5.50%, 09/20/2052	361,932
1,178,237	4.00%, 10/20/2052	1,085,876
2,636,941	4.50%, 10/20/2052	2,497,341
1,385,310	5.00%, 10/20/2052	1,347,900
1,534,726	3.50%, 11/20/2052	1,372,613
1,004,440	4.50%, 11/20/2052	951,162
511,707	5.00%, 11/20/2052	497,888
823,154	5.50%, 11/20/2052	819,716
309,521	4.50%, 12/20/2052	293,104
1,576,448	5.00%, 12/20/2052	1,533,876
1,220,647	5.50%, 12/20/2052	1,213,534
436,483	6.00%, 12/20/2052	441,499
1,142,529	4.00%, 01/20/2053	1,052,968
1,280,094	5.00%, 01/20/2053	1,242,534
2,043,332	6.00%, 01/20/2053	2,071,515
600,189	6.50%, 01/20/2053	612,474
1,066,521	4.00%, 02/20/2053	982,921
532,429	4.50%, 02/20/2053	504,050
260,762	5.50%, 02/20/2053	259,412
882,910	5.00%, 04/20/2053	858,363
3,823,868	5.50%, 04/20/2053	3,803,972
231,046	6.00%, 04/20/2053	234,073
2,023,802	4.50%, 05/20/2053	1,915,305
2,984,763	5.00%, 05/20/2053	2,901,321
230,655	6.50%, 05/20/2053	234,964
338,164	3.00%, 06/20/2053	293,495
324,557	4.50%, 06/20/2053	307,124
228,294	5.00%, 06/20/2053	221,876
942,125	5.50%, 06/20/2053	936,189
647,893	6.50%, 06/20/2053	660,813
2,233,351	5.00%, 07/20/2053	2,170,226
2,285,267	5.50%, 07/20/2053	2,271,973
1,128,687	6.00%, 07/20/2053	1,140,935
488,348	6.50%, 07/20/2053	497,988
377,398	4.50%, 08/20/2053	357,048
369,784	5.00%, 08/20/2053	359,166
1,754,161	6.00%, 08/20/2053	1,767,161
3,378,481	5.50%, 09/20/2053	3,357,443
2,367,377	6.00%, 09/20/2053	2,393,408
227,641	6.50%, 09/20/2053	231,995
1,693,939	6.00%, 10/20/2053	1,706,620
260,308	6.50%, 10/20/2053	265,169
544,832	7.00%, 10/20/2053	559,920
200,139	7.50%, 10/20/2053	206,861
379,968	5.00%, 11/20/2053	369,053
468,257	6.50%, 11/20/2053	476,530
767,744	6.50%, 12/20/2053	781,309
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 453,585	7.00%, 12/20/2053	$ 465,896
1,073,332	3.00%, 01/20/2054	933,604
1,806,333	5.50%, 01/20/2054	1,794,159
739,222	6.50%, 01/20/2054	752,902
2,046,406	4.50%, 04/20/2054	1,935,428
998,848	5.00%, 04/20/2054	969,948
1,950,859	6.00%, 07/20/2054	1,965,316
1,456,553	6.50%, 07/20/2054	1,482,403
979,901	6.00%, 08/20/2054	987,163
993,909	5.00%, 09/20/2054	964,742
2,947,201	5.50%, 09/20/2054	2,924,623
1,942,719	6.00%, 09/20/2054	1,957,453
1,912,735	7.00%, 09/20/2054	1,962,920
1,036,366	4.50%, 10/20/2054	980,159
2,032,008	5.00%, 10/20/2054	1,972,690
2,974,822	5.50%, 10/20/2054	2,952,489
984,920	6.00%, 10/20/2054	992,219
2,555,844	5.00%, 11/20/2054	2,480,840
1,953,578	6.50%, 11/20/2054	1,991,667
		1,031,479,211
TOTAL MORTGAGE-BACKED SECURITIES — 26.55% (Cost $1,166,123,206)		$1,061,153,230
MUNICIPAL BONDS AND NOTES
1,000,000	City of Houston Texas Combined Utility System Revenue Series B 3.83%, 05/15/2028	985,882
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,272,467
2,000,000	Port of Morrow Oregon 2.99%, 09/01/2036	1,645,136
856,471	State of Illinois 5.10%, 06/01/2033	844,386
1,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	928,981
TOTAL MUNICIPAL BONDS AND NOTES — 0.14% (Cost $6,248,396)		$5,676,852
U.S. GOVERNMENT AGENCY BONDS AND NOTES
2,000,000	Federal Farm Credit Bank Funding Corp 4.13%, 12/12/2025	1,995,403
	Federal Home Loan Bank
4,000,000	1.00%, 10/07/2026	3,776,311
1,000,000	1.25%, 12/21/2026(a)	945,672
5,000,000	3.25%, 11/16/2028(a)	4,824,487
	Federal National Mortgage Association(a)
5,000,000	2.13%, 04/24/2026	4,861,941
4,000,000	0.88%, 08/05/2030	3,302,836

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
	Tennessee Valley Authority(a)
$ 1,000,000	1.50%, 09/15/2031	$ 818,022
1,000,000	4.38%, 08/01/2034	966,238
1,000,000	4.25%, 09/15/2052	858,165
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.56% (Cost $23,347,006)		$22,349,075
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
36,500,000	0.38%, 01/31/2026	35,022,146
15,500,000	1.63%, 02/15/2026	15,057,118
34,300,000	0.50%, 02/28/2026	32,861,771
41,000,000	0.75%, 03/31/2026	39,271,401
28,900,000	3.75%, 04/15/2026	28,716,842
59,500,000	0.75%, 04/30/2026	56,831,319
40,000,000	0.75%, 05/31/2026	38,096,748
17,100,000	4.88%, 05/31/2026	17,241,580
39,000,000	0.88%, 06/30/2026	37,107,970
3,500,000	4.63%, 06/30/2026	3,518,743
37,300,000	0.63%, 07/31/2026	35,250,236
32,642,000	0.75%, 08/31/2026	30,825,446
25,000,000	2.00%, 11/15/2026	23,993,916
31,000,000	1.25%, 12/31/2026	29,238,118
36,500,000	1.50%, 01/31/2027	34,518,332
11,100,000	0.63%, 03/31/2027	10,248,099
11,000,000	0.50%, 04/30/2027	10,090,064
8,000,000	2.38%, 05/15/2027	7,661,387
12,500,000	0.50%, 06/30/2027	11,396,727
4,000,000	3.25%, 06/30/2027	3,906,188
10,000,000	2.25%, 08/15/2027	9,505,349
32,600,000	3.75%, 08/15/2027	32,185,822
27,000,000	0.38%, 09/30/2027	24,296,552
15,000,000	0.50%, 10/31/2027	13,501,651
13,000,000	0.63%, 12/31/2027	11,674,095
8,000,000	2.75%, 02/15/2028	7,638,794
26,000,000	1.13%, 02/29/2028	23,583,888
22,500,000	1.25%, 04/30/2028	20,383,684
18,800,000	2.88%, 05/15/2028	17,957,827
27,000,000	1.25%, 05/31/2028	24,384,496
17,900,000	4.00%, 06/30/2028	17,714,920
36,500,000	1.00%, 07/31/2028	32,493,725
30,500,000	4.13%, 07/31/2028	30,289,508
30,474,000	1.13%, 08/31/2028	27,180,342
31,000,000	4.63%, 09/30/2028	31,289,866
32,000,000	4.88%, 10/31/2028	32,575,492
22,000,000	3.13%, 11/15/2028	21,051,486
33,000,000	1.38%, 12/31/2028	29,426,907
29,700,000	2.63%, 02/15/2029	27,767,441
29,500,000	2.38%, 05/15/2029	27,192,057
29,000,000	2.75%, 05/31/2029	27,114,082
18,500,000	3.25%, 06/30/2029	17,653,200
15,000,000	4.25%, 06/30/2029	14,916,967
2,600,000	4.00%, 07/31/2029	2,558,791
31,000,000	1.63%, 08/15/2029	27,513,781
28,500,000	3.13%, 08/31/2029	26,995,015
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 7,100,000	3.63%, 08/31/2029	$ 6,874,574
5,200,000	4.00%, 10/31/2029	5,112,488
6,500,000	4.00%, 02/28/2030	6,379,666
32,000,000	0.63%, 05/15/2030	26,257,146
5,700,000	3.75%, 06/30/2030	5,514,067
21,750,000	0.63%, 08/15/2030	17,663,053
6,500,000	0.88%, 11/15/2030	5,318,200
3,000,000	4.00%, 01/31/2031	2,926,947
12,000,000	1.13%, 02/15/2031	9,902,971
17,900,000	4.63%, 05/31/2031	18,046,994
1,000,000	4.25%, 06/30/2031	987,425
15,700,000	4.13%, 07/31/2031	15,387,197
19,300,000	1.25%, 08/15/2031	15,750,388
15,800,000	3.75%, 08/31/2031	15,137,635
6,000,000	3.63%, 09/30/2031	5,701,563
2,000,000	1.38%, 11/15/2031	1,634,325
8,500,000	1.88%, 02/15/2032	7,149,274
9,100,000	2.88%, 05/15/2032	8,172,730
5,000,000	2.75%, 08/15/2032	4,434,146
20,000,000	4.13%, 11/15/2032	19,506,376
33,500,000	3.50%, 02/15/2033	31,164,820
21,500,000	3.38%, 05/15/2033	19,758,014
11,900,000	3.88%, 08/15/2033	11,325,459
17,200,000	4.50%, 11/15/2033	17,122,141
7,000,000	4.00%, 02/15/2034	6,701,514
11,100,000	4.38%, 05/15/2034	10,929,382
21,900,000	3.88%, 08/15/2034	20,707,288
5,600,000	4.25%, 11/15/2034	5,454,045
9,500,000	1.13%, 05/15/2040	5,713,590
15,300,000	1.13%, 08/15/2040	9,122,873
7,500,000	1.38%, 11/15/2040	4,642,020
21,500,000	1.88%, 02/15/2041	14,403,082
35,901,000	1.75%, 08/15/2041	23,247,090
4,000,000	2.00%, 11/15/2041	2,685,679
14,500,000	2.38%, 02/15/2042	10,321,951
19,000,000	3.25%, 05/15/2042	15,454,407
22,500,000	3.38%, 08/15/2042	18,572,673
22,500,000	3.13%, 02/15/2043	17,773,451
11,400,000	3.88%, 05/15/2043	10,033,186
7,900,000	4.75%, 11/15/2043	7,800,270
7,400,000	4.63%, 05/15/2044	7,173,985
15,500,000	4.13%, 08/15/2044	14,027,032
27,400,000	3.00%, 11/15/2044	20,794,925
12,700,000	2.50%, 02/15/2045	8,811,555
11,500,000	2.50%, 02/15/2046	7,864,151
4,500,000	3.00%, 02/15/2047	3,334,515
2,100,000	2.75%, 11/15/2047	1,473,535
16,500,000	1.25%, 05/15/2050	7,822,401
9,000,000	1.38%, 08/15/2050	4,388,581
10,000,000	1.63%, 11/15/2050	5,214,050
12,500,000	1.88%, 02/15/2051	6,951,094
28,976,000	2.00%, 08/15/2051	16,557,170
4,000,000	1.88%, 11/15/2051	2,206,167
12,000,000	2.25%, 02/15/2052	7,274,883
16,500,000	2.88%, 05/15/2052	11,538,974
31,400,000	3.00%, 08/15/2052	22,528,444
21,500,000	3.63%, 02/15/2053	17,468,547
22,000,000	3.63%, 05/15/2053	17,883,849

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$16,500,000	4.13%, 08/15/2053	$ 14,695,622
2,900,000	4.63%, 05/15/2054	2,817,634
15,800,000	4.25%, 08/15/2054	14,428,573
8,500,000	4.50%, 11/15/2054	8,104,138
TOTAL U.S. TREASURY BONDS AND NOTES — 44.13% (Cost $1,898,804,129)		$1,763,849,814
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
40,601,994	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(e), 4.43%(f)	40,601,994
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.02% (Cost $40,601,994)		$40,601,994
TOTAL INVESTMENTS — 99.64% (Cost $4,300,909,064)		$3,982,753,183
OTHER ASSETS & LIABILITIES, NET — 0.36%		$14,378,465
TOTAL NET ASSETS — 100.00%		$3,997,131,648
(a)	All or a portion of the security is on loan as of December 31, 2024.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the aggregate fair value of 144A securities was $28,255,366, representing 0.71% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2024.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of December 31, 2024.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.11%
$ 345,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	$ 326,562
264,168	Texas Natural Gas Securitization Finance Corp 5.10%, 04/01/2035	264,723
		591,285
Non-Agency — 9.49%
	Affirm Asset Securitization Trust(a)
	Series 2023-A Class 1A
180,000	6.61%, 01/18/2028	180,117
	Series 2024-A Class A
180,000	5.61%, 02/15/2029	181,313
	Series 2024-B Class A
495,000	4.62%, 09/15/2029	492,245
	Series 2024-XD Class A
150,000	5.22%, 12/17/2029	150,234
255,000	Aligned Data Centers Issuer LLC(a) Series 2023-1A Class A2 6.00%, 08/17/2048	258,702
152,778	American Credit Acceptance Receivables Trust(a) Series 2023-3 Class B 6.09%, 11/12/2027	153,111
725,000	American Express Credit Account Master Trust Series 2022-2 Class A 3.39%, 05/15/2027	721,779
146,600	AMMC XI Ltd(a)(b) Series 2012-11A Class A1R2 5.86%, 04/30/2031 3-mo. SOFR + 1.27%	146,723
195,000	AMSR Trust(a) Series 2024-SFR2 Class A 4.15%, 11/17/2041	186,021
100,000	Amur Equipment Finance Receivables XIII LLC(a) Series 2024-1A Class B 5.37%, 01/21/2031	100,741
425,000	Anchorage Capital Ltd(a)(b) Series 2016-8A Class AR2A 6.08%, 10/27/2034 3-mo. SOFR + 1.46%	425,546
396,345	Apidos XV(a)(b) Series 2013-15A Class A1RR 5.89%, 04/20/2031 3-mo. SOFR + 1.27%	396,808
147,593	ARI Fleet Lease Trust(a) Series 2023-A Class A2 5.41%, 02/17/2032	148,107
195,000	Auxilior Term Funding LLC(a) Series 2024-1A Class A3 5.49%, 07/15/2031	197,207
Principal Amount		Fair Value
Non-Agency — (continued)
	Avis Budget Rental Car Funding AESOP LLC(a)
	Series 2023-7A Class A
$ 185,000	5.90%, 08/21/2028	$ 188,918
	Series 2024-1A Class A
170,000	5.36%, 06/20/2030	172,358
	Series 2024-3A Class A
245,000	5.23%, 12/20/2030	246,536
193,474	Bank of America Auto Trust(a) Series 2023-2A Class A2 5.85%, 08/17/2026	194,049
	Barclays Dryrock Issuance Trust
	Series 2023-1 Class A
1,100,000	4.72%, 02/15/2029	1,102,981
	Series 2023-2 Class A
550,000	5.50%, 08/15/2028(b) 1-mo. SOFR + 0.90%	552,236
360,000	Barings Ltd(a)(b) Series 2024-1A Class B 6.72%, 01/20/2037 3-mo. SOFR + 2.10%	363,326
455,000	Battalion XXV Ltd(a)(b) Series 2024-25A Class B 6.82%, 03/13/2037 3-mo. SOFR + 2.20%	459,601
275,000	Benefit Street Partners XXXI Ltd(a)(b) Series 2023-31A Class B1 6.98%, 04/25/2036 3-mo. SOFR + 2.35%	276,493
5,040	BHG Securitization Trust(a) Series 2021-B Class A 0.90%, 10/17/2034	5,023
410,000	BlueMountain XXIV Ltd(a)(b) Series 2019-24A Class AR 5.98%, 04/20/2034 3-mo. SOFR + 1.36%	410,506
500,000	BlueMountain XXXIII Ltd(a)(b) Series 2021-33A Class A 5.97%, 11/20/2034 3-mo. SOFR + 1.45%	500,500
400,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	401,477
	Carlyle Global Market Strategies Ltd(a)(b)
	Series 2021-2A Class A1
285,000	5.96%, 04/20/2034 3-mo. SOFR + 1.34%	285,394
	Series 2024-2A Class A
250,000	6.15%, 04/25/2037 3-mo. SOFR + 1.52%	252,117
	Series 2024-2A Class B
700,000	6.68%, 04/25/2037 3-mo. SOFR + 2.05%	707,516
78,124	Cascade MH Asset Trust(a) Series 2021-MH1 Class A1 1.75%, 02/25/2046	69,431

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Non-Agency — (continued)
$ 435,000	Cedar Funding IX Ltd(a)(b) Series 2018-9A Class AR 6.04%, 07/20/2037 3-mo. SOFR + 1.42%	$ 437,679
	CF Hippolyta Issuer LLC(a)
	Series 2020-1 Class A1
108,654	1.69%, 07/15/2060	106,162
	Series 2020-1 Class A2
87,097	1.99%, 07/15/2060	78,202
	Series 2021-1A Class A1
94,245	1.53%, 03/15/2061	89,349
	Series 2022-1A Class A1
97,713	5.97%, 08/15/2062	97,674
1,300,000	CIFC Falcon Ltd(a)(b) Series 2019-FAL Class A 5.88%, 01/20/2033 3-mo. SOFR + 1.26%	1,300,386
550,000	CIFC Funding Ltd(a)(b) Series 2018-1A Class A1R 5.79%, 01/18/2038 3-mo. SOFR + 1.32%	550,079
200,519	Commercial Equipment Finance LLC(a) Series 2024-1A Class A 5.97%, 07/16/2029	202,630
93,493	CPS Auto Receivables Trust(a) Series 2023-B Class A 5.91%, 08/16/2027	93,693
	Credit Acceptance Auto Loan Trust(a)
	Series 2024-1A Class A
215,000	5.68%, 03/15/2034	217,766
	Series 2024-2A Class B
425,000	6.11%, 08/15/2034	432,234
517,010	DB Master Finance LLC(a) Series 2021-1A Class A23 2.79%, 11/20/2051	435,973
500,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	498,873
140,000	DLLAA LLC(a) Series 2023-1A Class A3 5.64%, 02/22/2028	142,102
	Domino's Pizza Master Issuer LLC(a)
	Series 2017-1A Class A23
611,000	4.12%, 07/25/2047	594,771
	Series 2018-1A Class A2I
184,763	4.12%, 07/25/2048	183,661
	Series 2019-1A Class A2
100,800	3.67%, 10/25/2049	93,376
	Series 2021-1A Class A2I
515,425	2.66%, 04/25/2051	468,192
130,000	DT Auto Owner Trust(a) Series 2023-2A Class B 5.41%, 02/15/2029	130,307
	Elmwood Ltd(a)(b)
	Series 2022-6A Class BR
370,000	7.05%, 10/17/2036 3-mo. SOFR + 2.40%	373,102
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2023-2A Class B
$ 255,000	6.90%, 04/16/2036 3-mo. SOFR + 2.25%	$ 256,013
	Series 2023-3A Class AR
800,000	5.77%, 01/17/2038 3-mo. SOFR + 1.32%	799,980
90,000	Enterprise Fleet Financing LLC(a) Series 2024-1 Class A3 5.16%, 09/20/2030	90,961
	Exeter Automobile Receivables Trust
	Series 2023-3A Class B
60,131	6.11%, 09/15/2027	60,322
	Series 2024-5A Class B
122,000	4.48%, 04/16/2029	121,295
	FirstKey Homes Trust(a)
	Series 2022-SFR1 Class A
143,569	4.15%, 05/19/2039	140,682
	Series 2022-SFR2 Class A
580,735	4.25%, 07/17/2039	569,013
	Flagship Credit Auto Trust(a)
	Series 2022-3 Class B
240,000	4.69%, 07/17/2028	239,633
	Series 2023-1 Class B
67,000	5.05%, 01/18/2028	67,094
	Series 2023-2 Class B
167,000	5.21%, 05/15/2028	167,316
761,972	Ford Credit Auto Lease Trust Series 2024-A Class A2A 5.24%, 07/15/2026	763,239
	Ford Credit Auto Owner Trust
	Series 2023-C Class A2A
390,588	5.68%, 09/15/2026	391,761
	Series 2024-1 Class A
625,000	4.87%, 08/15/2036(a)(c)	626,020
210,000	GLS Auto Receivables Trust(a) Series 2024-4A Class B 4.89%, 04/16/2029	209,541
232,977	GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A2A 5.89%, 11/16/2026	233,821
130,000	GM Financial Revolving Receivables Trust(a) Series 2024-1 Class B 5.23%, 12/11/2036	129,947
500,000	GMF Floorplan Owner Revolving Trust(a) Series 2023-1 Class A1 5.34%, 06/15/2028	505,637
525,000	Golub Capital Partners Ltd(a)(b) Series 2024-74A Class A 6.81%, 07/25/2037 3-mo. SOFR + 1.50%	527,334
80,000	GreatAmerica Leasing Receivables(a) Series 2024-1 Class B 5.18%, 12/16/2030	80,436

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Non-Agency — (continued)
$ 600,000	Halseypoint Ltd(a)(b) Series 2023-7A Class A 6.87%, 07/20/2036 3-mo. SOFR + 2.25%	$ 605,250
485,000	Hertz Vehicle Financing III LLC(a) Series 2023-3A Class A 5.94%, 02/25/2028	492,752
950,000	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	965,106
689,252	Hyundai Auto Lease Securitization Trust(a) Series 2024-A Class A2A 5.15%, 06/15/2026	690,667
	Invesco Ltd(a)(b)
	Series 2023-2A Class B
250,000	6.92%, 04/21/2036 3-mo. SOFR + 2.30%	250,961
	Series 2024-4A Class A1
1,025,000	5.65%, 01/15/2038 3-mo. SOFR + 1.33%	1,025,174
650,000	Jamestown XII Ltd(a)(b) Series 2019-1A Class A2BR 6.47%, 04/20/2032 3-mo. SOFR + 1.85%	650,616
171,459	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 6.20%, 05/25/2054 1-mo. SOFR + 1.60%	172,901
50,861	Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A2 5.92%, 11/16/2026	51,026
475,000	Mountain View XV Ltd(a)(b) Series 2019-2A Class A1R 6.33%, 07/15/2037 3-mo. SOFR + 1.67%	479,631
	Navient Private Education Refi Loan Trust(a)
	Series 2021-EA Class A
134,917	0.97%, 12/16/2069	118,812
	Series 2021-FA Class A
180,918	1.11%, 02/18/2070	157,973
	Series 2023-A Class A
227,635	5.51%, 10/15/2071	228,036
675,000	Neuberger Berman Loan Advisers Ltd(a)(b) Series 2022-50A Class AR 5.88%, 07/23/2036 3-mo. SOFR + 1.25%	676,648
345,000	New Economy Assets Phase 1 Sponsor LLC(a) Series 2021-1 Class A1 1.91%, 10/20/2061	318,098
1,048,646	Nissan Auto Lease Trust Series 2024-A Class A2A 5.11%, 10/15/2026	1,051,315
Principal Amount		Fair Value
Non-Agency — (continued)
	Nissan Auto Receivables Owner Trust
	Series 2023-A Class A2A
$ 50,807	5.34%, 02/17/2026	$ 50,827
	Series 2023-B Class A3
175,000	5.93%, 03/15/2028	177,807
255,000	Northwoods Capital XV Ltd(a)(b) Series 2017-15A Class A1R 5.83%, 06/20/2034 3-mo. SOFR + 1.47%	255,663
875,000	Oaktree Ltd(a)(b) Series 2024-25A Class A 6.17%, 04/20/2037 3-mo. SOFR + 1.55%	879,283
	OCP Ltd(a)(b)
	Series 2016-11A Class A1R2
875,000	6.04%, 04/26/2036 3-mo. SOFR + 1.42%	877,358
	Series 2021-22A Class AR
650,000	5.91%, 10/20/2037 3-mo. SOFR + 1.35%	651,253
360,000	Octagon Ltd(a)(b) Series 2023-2A Class B 6.97%, 04/20/2036 3-mo. SOFR + 2.35%	360,884
700,000	Pikes Peak Ltd(a)(b) Series 2023-12A Class A 6.72%, 04/20/2036 3-mo. SOFR + 2.10%	702,489
130,000	Prestige Auto Receivables Trust(a) Series 2024-2A Class B 4.56%, 02/15/2029	129,155
	Progress Residential Trust(a)
	Series 2021-SFR8 Class A
393,429	1.51%, 10/17/2038	373,303
	Series 2022-SFR3 Class A
135,747	3.20%, 04/17/2039	130,099
	Series 2022-SFR4 Class A
376,333	4.44%, 05/17/2041	365,516
	Series 2022-SFR5 Class A
102,988	4.45%, 06/17/2039	101,652
	Series 2022-SFR7 Class A
167,555	4.75%, 10/27/2039	166,214
	Series 2023-SFR1 Class A
214,524	4.30%, 03/17/2040	208,787
	Series 2024-SFR2 Class A
219,522	3.30%, 04/17/2041	203,768
1,180,000	Regatta VI Funding Ltd(a)(b) Series 2016-1A Class AR2 6.04%, 04/20/2034 3-mo. SOFR + 1.42%	1,182,637
	Retained Vantage Data Centers Issuer LLC(a)
	Series 2023-1A Class A2A
455,000	5.00%, 09/15/2048	447,705
	Series 2024-1A Class A2
255,000	4.99%, 09/15/2049	247,195

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Non-Agency — (continued)
	RR Ltd(a)(b)
	Series 2021-16A Class A1
$ 1,150,000	6.03%, 07/15/2036 3-mo. SOFR + 1.37%	$ 1,151,858
	Series 2022-23A Class A2R
540,000	7.31%, 10/15/2035 3-mo. SOFR + 2.65%	544,169
	Series 2023-26A Class A1
500,000	6.44%, 04/15/2038 3-mo. SOFR + 1.78%	500,830
	Series 2023-26A Class A2
250,000	6.91%, 04/15/2038 3-mo. SOFR + 2.25%	250,631
75,000	Sabey Data Center Issuer LLC(a) Series 2024-1 Class A2 6.00%, 04/20/2049	75,915
800,000	Sagard-Halseypoint Ltd(a)(b) Series 2024-8A Class A1 5.70%, 01/30/2038 3-mo. SOFR + 1.39%	800,138
	Santander Drive Auto Receivables Trust
	Series 2023-1 Class B
141,604	4.98%, 02/15/2028	141,715
	Series 2023-3 Class B
240,000	5.61%, 07/17/2028	242,197
	Series 2023-6 Class A2
178,785	6.08%, 05/17/2027	179,273
	Series 2024-1 Class A2
165,867	5.71%, 02/16/2027	166,175
100,000	SBNA Auto Lease Trust(a) Series 2024-A Class A4 5.24%, 01/22/2029	100,765
	SCF Equipment Leasing LLC(a)
	Series 2023-1A Class A2
252,687	6.56%, 01/22/2030	254,599
	Series 2024-1A Class A3
125,000	5.52%, 01/20/2032	127,011
1,300,000	Sculptor XXXIV Ltd(a)(b) Series 34A Class A1 5.70%, 01/20/2038 3-mo. SOFR + 1.37%	1,300,920
195,000	SFS Auto Receivables Securitization Trust(a) Series 2023-1A Class A4 5.47%, 12/20/2029	198,038
	Stack Infrastructure Issuer LLC(a)
	Series 2023-2A Class A2
260,000	5.90%, 07/25/2048	263,120
	Series 2024-1A Class A2
150,000	5.90%, 03/25/2049	152,478
145,000	Summit Issuer LLC(a) Series 2020-1A Class A2 2.29%, 12/20/2050	140,929
92,055	Sunnova Hestia I Issuer LLC(a) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	93,157
Principal Amount		Fair Value
Non-Agency — (continued)
$ 700,000	Symphony XXV Ltd(a)(b) Series 2021-25A Class A 5.86%, 04/19/2034 3-mo. SOFR + 1.24%	$ 699,997
	Taco Bell Funding LLC(a)
	Series 2018-1A Class A2II
419,100	4.94%, 11/25/2048	411,611
	Series 2021-1A Class A23
437,213	2.54%, 08/25/2051	361,561
310,000	Texas Debt Capital Ltd(a)(b) Series 2023-1A Class B 6.92%, 04/20/2036 3-mo. SOFR + 2.30%	311,186
645,000	Thompson Park Ltd(a)(b) Series 2021-1A Class A1 5.92%, 04/15/2034 3-mo. SOFR + 1.26%	646,081
	Tricolor Auto Securitization Trust(a)
	Series 2024-1A Class A
95,896	6.61%, 10/15/2027	96,702
	Series 2024-3A Class A
152,097	5.22%, 06/15/2028	152,548
	Tricon Residential Trust(a)
	Series 2024-SFR1 Class A
120,000	4.65%, 04/17/2041	117,319
	Series 2024-SFR4 Class A
295,000	4.30%, 11/17/2041	284,279
540,000	Vantage Data Centers Issuer LLC(a) Series 2024-1A Class A2 5.10%, 09/15/2054	529,956
300,000	VB-S1 Issuer LLC(a) Series 2024-1A Class C2 5.59%, 05/15/2054	300,442
645,000	Venture Ltd(a)(b) Series 2021-42A Class A1A 6.05%, 04/15/2034 3-mo. SOFR + 1.39%	645,806
	Wendy's Funding LLC(a)
	Series 2018-1A Class A2II
181,320	3.88%, 03/15/2048	173,715
	Series 2019-1A Class A2II
146,840	4.08%, 06/15/2049	138,579
80,000	Westlake Automobile Receivables Trust(a) Series 2023-1A Class B 5.41%, 01/18/2028	80,273
408,775	Wingstop Funding LLC(a) Series 2020-1A Class A2 2.84%, 12/05/2050	382,178
	World Omni Auto Receivables Trust
	Series 2023-A Class B
130,000	5.03%, 05/15/2029	130,542
	Series 2023-B Class A2A
48,979	5.25%, 11/16/2026	49,001

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,450,000	Zais Ltd(a)(b) Series 2020-15A Class A1RR 6.11%, 07/28/2037 3-mo. SOFR + 1.49%	$ 1,452,537
		51,528,164
TOTAL ASSET-BACKED SECURITIES — 9.60% (Cost $51,948,554)		$52,119,449
CORPORATE BONDS AND NOTES
Basic Materials — 0.34%
	BHP Billiton Finance USA Ltd
140,000	4.90%, 02/28/2033	137,532
185,000	5.25%, 09/08/2033	185,904
	Glencore Funding LLC(a)
375,000	5.37%, 04/04/2029	377,950
120,000	6.38%, 10/06/2030	126,028
40,000	2.85%, 04/27/2031	34,521
425,000	2.63%, 09/23/2031	358,509
27,000	5.63%, 04/04/2034	26,880
220,000	POSCO 5.75%, 01/17/2028	223,910
195,000	Rio Tinto Alcan Inc 6.13%, 12/15/2033	205,673
180,000	Sherwin-Williams Co 2.30%, 05/15/2030	157,210
		1,834,117
Communications — 2.64%
	AT&T Inc
690,000	4.35%, 03/01/2029	675,054
775,000	4.85%, 03/01/2039	717,363
317,000	3.80%, 12/01/2057	218,700
28,000	3.65%, 09/15/2059	18,546
420,000	British Telecommunications PLC 9.63%, 12/15/2030	508,825
	Charter Communications Operating LLC / Charter Communications Operating Capital
35,000	4.91%, 07/23/2025	34,958
325,000	3.75%, 02/15/2028	309,566
230,000	5.05%, 03/30/2029	225,053
90,000	6.55%, 06/01/2034	92,062
35,000	3.50%, 03/01/2042	23,783
125,000	3.90%, 06/01/2052	80,414
150,000	3.85%, 04/01/2061	90,389
85,000	4.40%, 12/01/2061	56,579
	Cisco Systems Inc
145,000	4.95%, 02/26/2031	145,520
50,000	5.35%, 02/26/2064	47,928
	Comcast Corp
1,300,000	3.30%, 02/01/2027	1,265,409
145,000	4.80%, 05/15/2033	140,860
418,000	5.30%, 06/01/2034(d)	417,476
Principal Amount		Fair Value
Communications — (continued)
$ 55,000	3.40%, 07/15/2046	$ 38,621
105,000	2.80%, 01/15/2051	62,407
200,000	2.89%, 11/01/2051	120,290
221,000	2.94%, 11/01/2056	128,719
	Cox Communications Inc(a)
165,000	2.60%, 06/15/2031	139,023
355,000	5.45%, 09/01/2034	343,780
	Discovery Communications LLC
22,000	4.13%, 05/15/2029	20,497
70,000	3.63%, 05/15/2030	62,272
575,000	Meta Platforms Inc 3.50%, 08/15/2027	562,110
	Netflix Inc
390,000	5.88%, 11/15/2028	404,133
805,000	5.38%, 11/15/2029(a)	820,496
725,000	4.88%, 06/15/2030(a)	721,775
	Paramount Global
35,000	4.95%, 01/15/2031	32,672
125,000	4.38%, 03/15/2043	90,999
176,000	5.85%, 09/01/2043	152,938
25,000	4.95%, 05/19/2050	18,810
200,000	Prosus NV(a) 3.26%, 01/19/2027	191,224
915,000	Rogers Communications Inc 3.20%, 03/15/2027	883,963
	Time Warner Cable LLC
110,000	6.55%, 05/01/2037	106,356
65,000	4.50%, 09/15/2042	48,626
	T-Mobile USA Inc
444,000	3.75%, 04/15/2027	433,770
100,000	2.05%, 02/15/2028	91,834
120,000	2.40%, 03/15/2029	108,062
1,020,000	3.88%, 04/15/2030	959,807
300,000	2.88%, 02/15/2031	263,646
300,000	3.50%, 04/15/2031	271,971
550,000	5.20%, 01/15/2033	544,429
45,000	5.05%, 07/15/2033	44,063
70,000	5.75%, 01/15/2034	71,767
120,000	4.70%, 01/15/2035	113,497
55,000	3.00%, 02/15/2041	39,223
224,000	Uber Technologies Inc 4.80%, 09/15/2034	214,383
	Verizon Communications Inc
890,000	4.33%, 09/21/2028	871,707
350,000	2.55%, 03/21/2031	301,409
		14,347,764
Consumer, Cyclical — 1.35%
	AutoNation Inc
193,000	4.50%, 10/01/2025	192,250
75,000	1.95%, 08/01/2028	67,426
500,000	4.75%, 06/01/2030	482,734
	AutoZone Inc
155,000	6.55%, 11/01/2033	166,782
155,000	5.40%, 07/15/2034	154,104
193,000	Choice Hotels International Inc 5.85%, 08/01/2034	193,234

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 200,000	CK Hutchison International Ltd(a) 4.75%, 04/21/2028	$ 198,720
63,000	Costco Wholesale Corp 1.60%, 04/20/2030	53,918
372,000	Ford Motor Credit Co LLC 5.85%, 05/17/2027	375,990
300,000	General Motors Co 4.00%, 04/01/2025	299,265
	General Motors Financial Co Inc
250,000	4.30%, 07/13/2025	249,258
125,000	2.70%, 08/20/2027	118,101
	Home Depot Inc
100,000	3.25%, 04/15/2032	89,214
35,000	5.30%, 06/25/2054	33,528
630,000	Hyatt Hotels Corp 5.50%, 06/30/2034	625,616
360,000	Hyundai Capital America(a) 6.20%, 09/21/2030	374,470
170,000	Lennar Corp 4.75%, 11/29/2027	169,462
	Lowe's Cos Inc
75,000	3.10%, 05/03/2027	72,505
250,000	1.70%, 09/15/2028	223,663
	Marriott International Inc
275,000	5.00%, 10/15/2027	277,185
167,000	4.88%, 05/15/2029	166,384
350,000	2.85%, 04/15/2031	305,757
	O'Reilly Automotive Inc
115,000	5.75%, 11/20/2026	116,989
88,000	4.70%, 06/15/2032	85,011
225,000	Starbucks Corp 4.00%, 11/15/2028	218,079
	Tapestry Inc
95,000	5.10%, 03/11/2030	93,953
85,000	5.50%, 03/11/2035	82,676
	Warnermedia Holdings Inc
550,000	6.41%, 03/15/2026	550,219
250,000	4.05%, 03/15/2029	232,612
434,000	4.28%, 03/15/2032	382,444
65,000	5.05%, 03/15/2042	52,187
530,000	5.14%, 03/15/2052	393,792
285,000	5.39%, 03/15/2062	209,566
		7,307,094
Consumer, Non-Cyclical — 3.93%
	AbbVie Inc
465,000	4.95%, 03/15/2031	464,906
28,000	4.25%, 11/21/2049	22,765
40,000	5.40%, 03/15/2054	38,502
175,000	Adventist Health System 5.76%, 12/01/2034	176,170
	Alcon Finance Corp(a)
200,000	2.75%, 09/23/2026	193,292
675,000	3.00%, 09/23/2029	618,834
285,000	2.60%, 05/27/2030	251,795
	Amgen Inc
457,000	5.25%, 03/02/2030	461,264
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 541,000	5.25%, 03/02/2033	$ 537,006
90,000	5.75%, 03/02/2063	86,315
607,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.70%, 02/01/2036	575,750
	Anheuser-Busch InBev Worldwide Inc
155,000	4.75%, 01/23/2029	154,939
25,000	8.20%, 01/15/2039	31,361
	Ashtead Capital Inc(a)
200,000	1.50%, 08/12/2026	189,213
377,000	5.80%, 04/15/2034	377,285
	BAT Capital Corp
125,000	5.83%, 02/20/2031	127,783
846,000	6.00%, 02/20/2034	869,170
14,000	4.54%, 08/15/2047	11,041
100,000	Becton Dickinson & Co 4.67%, 06/06/2047	85,590
	Bristol-Myers Squibb Co
150,000	2.95%, 03/15/2032	130,617
110,000	5.55%, 02/22/2054	106,709
	Bunge Ltd Finance Corp
231,000	4.20%, 09/17/2029	224,201
231,000	4.65%, 09/17/2034	218,058
	Cardinal Health Inc
380,000	5.00%, 11/15/2029	377,632
440,000	5.35%, 11/15/2034	430,559
	Cencora Inc
175,000	3.45%, 12/15/2027	169,355
245,000	4.85%, 12/15/2029	243,407
45,000	Centene Corp 4.25%, 12/15/2027	43,592
200,000	Chapman University 2.07%, 04/01/2031	163,993
	Cigna Group
360,000	1.25%, 03/15/2026	345,258
150,000	5.13%, 05/15/2031	149,272
325,000	4.80%, 08/15/2038	294,629
169,000	Coca-Cola Consolidated Inc 5.45%, 06/01/2034	170,101
	CommonSpirit Health
165,000	5.21%, 12/01/2031	164,367
440,000	6.46%, 11/01/2052	469,799
	Conagra Brands Inc
225,000	5.30%, 10/01/2026	227,278
304,000	4.85%, 11/01/2028	302,421
	Constellation Brands Inc
140,000	3.60%, 02/15/2028	134,498
250,000	2.25%, 08/01/2031	208,035
	CSL Finance PLC(a)
50,000	3.85%, 04/27/2027	48,832
105,000	4.25%, 04/27/2032	98,676
	CVS Health Corp
170,000	3.25%, 08/15/2029	154,768
100,000	3.75%, 04/01/2030	91,596
35,000	1.75%, 08/21/2030	28,491
80,000	1.88%, 02/28/2031	64,490
40,000	2.13%, 09/15/2031	32,036

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 643,000	4.78%, 03/25/2038	$ 555,984
121,000	4.13%, 04/01/2040	94,513
40,000	5.05%, 03/25/2048	32,982
140,000	Elevance Health Inc 4.50%, 10/30/2026	139,592
	Eli Lilly & Co
65,000	4.20%, 08/14/2029	63,639
45,000	4.60%, 08/14/2034	43,204
10,000	5.05%, 08/14/2054	9,263
170,000	GE HealthCare Technologies Inc 6.38%, 11/22/2052	182,745
175,000	General Mills Inc 4.20%, 04/17/2028	171,359
	Gilead Sciences Inc
190,000	4.80%, 11/15/2029	189,611
90,000	5.25%, 10/15/2033	90,329
775,000	Haleon US Capital LLC 3.38%, 03/24/2027	752,323
	HCA Inc
220,000	3.50%, 09/01/2030	199,804
320,000	5.45%, 04/01/2031	319,356
	Howard University
100,000	2.80%, 10/01/2030	87,206
160,000	3.48%, 10/01/2041	118,397
	Humana Inc
100,000	5.95%, 03/15/2034	100,766
35,000	5.50%, 03/15/2053	31,221
	J M Smucker Co
321,000	5.90%, 11/15/2028	332,484
346,000	6.20%, 11/15/2033	364,828
225,000	JDE Peet's NV(a) 1.38%, 01/15/2027	208,840
	Kaiser Foundation Hospitals
200,000	2.81%, 06/01/2041	141,480
95,000	3.00%, 06/01/2051	61,714
	Keurig Dr Pepper Inc
425,000	4.60%, 05/25/2028	421,250
117,000	4.50%, 04/15/2052	96,185
255,000	Kraft Heinz Foods Co 3.75%, 04/01/2030	241,050
361,000	Kroger Co 5.00%, 09/15/2034	349,632
	Laboratory Corp of America Holdings
190,000	4.55%, 04/01/2032	181,900
151,000	4.80%, 10/01/2034	143,095
315,000	Northwestern Memorial Healthcare Obligated Group 1.77%, 07/15/2031	257,571
	PepsiCo Inc
6,000	2.75%, 03/19/2030	5,450
36,000	1.63%, 05/01/2030	30,718
75,000	Pfizer Inc 3.90%, 03/15/2039	63,253
	Philip Morris International Inc
250,000	4.38%, 11/01/2027	247,926
35,000	5.13%, 11/17/2027	35,421
45,000	4.88%, 02/15/2028	45,108
270,000	5.13%, 02/15/2030	271,426
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 60,000	5.13%, 02/13/2031	$ 60,004
80,000	4.75%, 11/01/2031	78,236
135,000	5.38%, 02/15/2033	135,261
130,000	5.63%, 09/07/2033	132,072
305,000	Quanta Services Inc 5.25%, 08/09/2034	297,923
	Royalty Pharma PLC
60,000	2.15%, 09/02/2031	49,177
341,000	5.40%, 09/02/2034(d)	331,808
	Smith & Nephew PLC
150,000	2.03%, 10/14/2030	125,719
75,000	5.40%, 03/20/2034	74,447
	Solventum Corp(a)
755,000	5.40%, 03/01/2029	756,898
360,000	5.45%, 03/13/2031	359,716
260,000	5.60%, 03/23/2034	258,722
	Sysco Corp
50,000	4.45%, 03/15/2048	40,822
225,000	6.60%, 04/01/2050	246,633
511,000	The Campbell's Company 5.40%, 03/21/2034	508,440
50,000	Thermo Fisher Scientific Inc 1.75%, 10/15/2028	44,966
	Tyson Foods Inc
30,000	5.40%, 03/15/2029	30,324
35,000	5.70%, 03/15/2034	35,472
	UnitedHealth Group Inc
65,000	3.75%, 10/15/2047	48,330
295,000	5.88%, 02/15/2053	295,785
61,000	5.05%, 04/15/2053	54,930
220,000	5.38%, 04/15/2054	206,327
40,000	4.95%, 05/15/2062	34,469
30,000	6.05%, 02/15/2063	30,633
90,000	5.75%, 07/15/2064	87,450
		21,371,840
Energy — 1.79%
300,000	Aker BP ASA(a) 5.80%, 10/01/2054	271,729
	BP Capital Markets America Inc
115,000	1.75%, 08/10/2030	97,324
140,000	4.81%, 02/13/2033	135,335
95,000	4.89%, 09/11/2033	91,897
295,000	5.23%, 11/17/2034	290,541
155,000	3.38%, 02/08/2061	98,046
135,000	Cheniere Energy Partners LP 5.95%, 06/30/2033	138,198
	Columbia Pipelines Holding Co LLC(a)
85,000	6.04%, 08/15/2028	87,034
61,000	5.10%, 10/01/2031	59,519
65,000	5.68%, 01/15/2034	64,195
	Columbia Pipelines Operating Co LLC(a)
165,000	5.93%, 08/15/2030	169,837
445,000	6.04%, 11/15/2033	456,482
	ConocoPhillips Co
220,000	4.70%, 01/15/2030	217,575

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Energy — (continued)
$ 93,000	3.80%, 03/15/2052	$ 67,891
50,000	5.30%, 05/15/2053	46,255
115,000	4.03%, 03/15/2062	83,096
130,000	5.70%, 09/15/2063	124,621
135,000	5.65%, 01/15/2065	127,599
95,000	Coterra Energy Inc 5.40%, 02/15/2035	92,121
	Diamondback Energy Inc
45,000	6.25%, 03/15/2053	44,891
20,000	5.75%, 04/18/2054	18,769
65,000	5.90%, 04/18/2064	61,018
230,000	EIG Pearl Holdings SARL(a) 3.55%, 08/31/2036	196,962
	Enbridge Inc
35,000	6.00%, 11/15/2028	36,227
105,000	3.13%, 11/15/2029	96,123
203,000	5.70%, 03/08/2033	205,109
250,000	5.63%, 04/05/2034	251,472
	Energy Transfer LP
80,000	5.25%, 07/01/2029	80,381
135,000	6.40%, 12/01/2030	142,645
85,000	5.00%, 05/15/2050	72,110
255,000	Eni SpA(a) 5.50%, 05/15/2034	252,034
	Enterprise Products Operating LLC
130,000	4.95%, 02/15/2035	125,817
45,000	3.30%, 02/15/2053	29,582
105,000	EOG Resources Inc 5.65%, 12/01/2054	102,823
190,000	Equinor ASA 3.63%, 04/06/2040	153,506
	Galaxy Pipeline Assets Bidco Ltd
170,344	2.16%, 03/31/2034(a)	146,013
350,898	2.94%, 09/30/2040	277,206
200,000	Greensaif Pipelines Bidco SARL(a) 5.85%, 02/23/2036	197,411
	Hess Corp
185,000	7.30%, 08/15/2031	205,457
144,000	7.13%, 03/15/2033	159,591
	MPLX LP
300,000	4.00%, 02/15/2025	299,629
70,000	1.75%, 03/01/2026	67,584
35,000	4.13%, 03/01/2027	34,480
75,000	4.25%, 12/01/2027	73,822
475,000	4.50%, 04/15/2038	413,980
90,000	4.90%, 04/15/2058	72,666
121,000	Occidental Petroleum Corp 7.88%, 09/15/2031	133,916
	ONEOK Inc
100,000	4.40%, 10/15/2029	96,950
40,000	6.10%, 11/15/2032	41,393
90,000	5.05%, 11/01/2034(d)	86,072
150,000	5.85%, 11/01/2064	140,334
200,000	Pertamina Persero PT 3.10%, 01/21/2030	180,250
Principal Amount		Fair Value
Energy — (continued)
$ 550,000	Plains All American Pipeline LP / PAA Finance Corp 3.80%, 09/15/2030	$ 510,390
60,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	58,581
	Saudi Arabian Oil Co(a)
230,000	5.75%, 07/17/2054	215,093
200,000	5.88%, 07/17/2064	186,508
	Shell Finance US Inc
85,000	4.38%, 05/11/2045	71,069
140,000	3.25%, 04/06/2050	94,326
145,000	Shell International Finance BV 3.00%, 11/26/2051	91,758
155,000	Targa Resources Corp 4.20%, 02/01/2033	140,742
160,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	145,560
	TotalEnergies Capital SA
90,000	5.28%, 09/10/2054	83,209
245,000	5.64%, 04/05/2064	234,180
185,000	5.43%, 09/10/2064	171,578
90,000	Transcontinental Gas Pipe Line Co LLC 3.25%, 05/15/2030	81,990
	Whistler Pipeline LLC(a)
5,000	5.40%, 09/30/2029	4,980
60,000	5.70%, 09/30/2031	59,912
60,000	5.95%, 09/30/2034	60,169
280,000	Williams Cos Inc 5.65%, 03/15/2033	282,489
		9,708,052
Financial — 7.88%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
725,000	2.45%, 10/29/2026	694,037
150,000	3.30%, 01/30/2032	130,698
370,000	Agree LP REIT 4.80%, 10/01/2032	354,281
50,000	American International Group Inc 3.40%, 06/30/2030	46,139
	American Tower Corp REIT
60,000	3.80%, 08/15/2029	56,800
20,000	5.00%, 01/31/2030	19,885
125,000	Ameriprise Financial Inc 5.70%, 12/15/2028	128,787
140,000	Ares Strategic Income Fund(a) 5.70%, 03/15/2028	139,980
35,000	Arthur J Gallagher & Co 4.85%, 12/15/2029	34,839
	Athene Global Funding(a)
325,000	4.72%, 10/08/2029	316,962
280,000	2.65%, 10/04/2031	235,136
1,000,000	Banco Santander SA 4.25%, 04/11/2027	982,468

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Financial — (continued)
	Bank of America Corp
$ 715,000	3.88%, 08/01/2025	$ 711,741
30,000	5.08%, 01/20/2027	30,087
145,000	5.93%, 09/15/2027	147,591
665,000	5.20%, 04/25/2029	668,105
550,000	2.59%, 04/29/2031	484,531
75,000	1.90%, 07/23/2031	63,099
960,000	1.92%, 10/24/2031	802,008
355,000	2.69%, 04/22/2032	305,155
370,000	2.30%, 07/21/2032	308,451
785,000	4.57%, 04/27/2033	745,999
157,000	5.02%, 07/22/2033	153,988
180,000	5.52%, 10/25/2035	175,990
272,000	2.48%, 09/21/2036	221,610
295,000	6.11%, 01/29/2037	305,584
375,000	3.31%, 04/22/2042	280,638
	Bank of New York Mellon Corp
245,000	6.32%, 10/25/2029	257,392
60,000	4.98%, 03/14/2030	60,082
40,000	4.60%, 07/26/2030	39,508
150,000	5.06%, 07/22/2032	149,619
70,000	5.19%, 03/14/2035	69,291
	Barclays PLC
775,000	2.85%, 05/07/2026	769,030
200,000	7.39%, 11/02/2028	211,993
200,000	4.94%, 09/10/2030	196,076
85,000	BlackRock Funding Inc 4.90%, 01/08/2035	83,281
	BPCE SA(a)
260,000	2.05%, 10/19/2027	245,982
250,000	6.71%, 10/19/2029	259,898
250,000	6.51%, 01/18/2035	250,496
	Capital One Financial Corp
40,000	5.47%, 02/01/2029	40,278
90,000	6.31%, 06/08/2029	92,934
30,000	3.27%, 03/01/2030	27,736
445,000	7.62%, 10/30/2031	491,327
675,000	5.88%, 07/26/2035	678,931
	Citigroup Inc
430,000	3.70%, 01/12/2026	425,703
700,000	3.89%, 01/10/2028	686,169
65,000	5.17%, 02/13/2030	64,951
330,000	2.57%, 06/03/2031	287,615
525,000	3.06%, 01/25/2033	450,997
360,000	4.91%, 05/24/2033	347,938
	Citizens Financial Group Inc
80,000	5.84%, 01/23/2030	81,179
175,000	5.72%, 07/23/2032	175,609
30,000	6.65%, 04/25/2035	31,626
205,000	CNO Global Funding(a) 4.88%, 12/10/2027	204,068
	Corebridge Global Funding(a)
220,000	5.20%, 06/24/2029	221,139
160,000	4.90%, 12/03/2029	158,840
	Crown Castle Inc REIT
305,000	4.80%, 09/01/2028	301,544
158,000	3.10%, 11/15/2029	143,752
110,000	Discover Financial Services 7.96%, 11/02/2034	125,715
Principal Amount		Fair Value
Financial — (continued)
$ 75,000	Equitable Financial Life Global Funding(a) 1.80%, 03/08/2028	$ 67,785
170,000	Equitable Holdings Inc 4.35%, 04/20/2028	166,560
600,000	Essex Portfolio LP REIT 3.00%, 01/15/2030	542,760
120,000	Fifth Third Bancorp 2.38%, 01/28/2025	119,767
135,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	134,021
	Goldman Sachs Group Inc
110,000	5.73%, 04/25/2030	112,267
255,000	5.05%, 07/23/2030	253,485
200,000	4.69%, 10/23/2030	195,807
305,000	2.62%, 04/22/2032	259,898
155,000	2.38%, 07/21/2032	129,177
60,000	5.02%, 10/23/2035	57,421
525,000	Healthcare Realty Holdings LP REIT 2.05%, 03/15/2031	425,313
126,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	107,207
	HSBC Holdings PLC
200,000	6.16%, 03/09/2029	205,411
400,000	2.21%, 08/17/2029	359,280
320,000	5.29%, 11/19/2030	317,876
315,000	5.40%, 08/11/2033	311,745
675,000	Huntington Bancshares Inc 5.71%, 02/02/2035	673,688
140,000	Intercontinental Exchange Inc 3.63%, 09/01/2028	134,178
200,000	Intesa Sanpaolo SpA(a) 7.80%, 11/28/2053	223,478
175,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	157,956
	JPMorgan Chase & Co
170,000	2.95%, 10/01/2026	165,631
90,000	6.07%, 10/22/2027	92,113
150,000	4.85%, 07/25/2028	149,951
260,000	4.51%, 10/22/2028	257,701
560,000	3.51%, 01/23/2029	537,253
95,000	5.30%, 07/24/2029	95,955
90,000	6.09%, 10/23/2029	93,352
280,000	5.58%, 04/22/2030	285,529
175,000	3.70%, 05/06/2030	165,717
255,000	5.00%, 07/22/2030	253,897
25,000	2.74%, 10/15/2030	22,520
135,000	2.52%, 04/22/2031	118,930
410,000	1.76%, 11/19/2031	340,675
165,000	1.95%, 02/04/2032	136,764
200,000	2.58%, 04/22/2032	171,563
475,000	2.96%, 01/25/2033	410,577
537,000	4.59%, 04/26/2033	514,999
360,000	4.91%, 07/25/2033	351,978
480,000	5.34%, 01/23/2035	476,952
250,000	5.29%, 07/22/2035	247,316

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Financial — (continued)
$ 45,000	4.95%, 10/22/2035	$ 43,359
555,000	M&T Bank Corp 7.41%, 10/30/2029	594,926
55,000	Macquarie Airfinance Holdings Ltd(a) 6.40%, 03/26/2029	56,591
550,000	Macquarie Group Ltd(a) 1.34%, 01/12/2027	530,040
250,000	Manufacturers & Traders Trust Co 4.70%, 01/27/2028	247,500
80,000	Marsh & McLennan Cos Inc 4.75%, 03/15/2039	74,059
625,000	Mastercard Inc 3.30%, 03/26/2027	609,524
	Morgan Stanley
385,000	3.63%, 01/20/2027	377,982
754,000	3.95%, 04/23/2027	738,926
600,000	3.77%, 01/24/2029	578,618
545,000	5.16%, 04/20/2029	546,534
70,000	5.45%, 07/20/2029	70,782
495,000	6.41%, 11/01/2029	517,038
100,000	4.43%, 01/23/2030	97,326
350,000	2.70%, 01/22/2031	310,978
400,000	1.79%, 02/13/2032	326,333
270,000	1.93%, 04/28/2032	220,842
355,000	4.89%, 07/20/2033	343,924
120,000	5.47%, 01/18/2035	119,330
685,000	5.32%, 07/19/2035	673,772
425,000	2.48%, 09/16/2036	345,667
500,000	Nomura Holdings Inc 2.61%, 07/14/2031	421,041
95,000	Principal Life Global Funding II(a) 5.10%, 01/25/2029	95,209
	Prologis LP REIT
625,000	1.75%, 07/01/2030	526,806
300,000	4.63%, 01/15/2033	289,147
274,000	Retail Opportunity Investments Partnership LP REIT 6.75%, 10/15/2028	290,367
155,000	SBA Tower Trust REIT(a) 2.84%, 01/15/2025	154,841
200,000	Standard Chartered PLC(a) 7.77%, 11/16/2028	213,685
500,000	Truist Bank 2.25%, 03/11/2030	429,365
90,000	Truist Financial Corp 6.05%, 06/08/2027	91,481
	UBS Group AG(a)
975,000	4.28%, 01/09/2028	953,303
200,000	4.75%, 05/12/2028	198,751
250,000	6.44%, 08/11/2028	258,337
240,000	2.75%, 02/11/2033	200,363
270,000	6.54%, 08/12/2033	286,266
250,000	9.02%, 11/15/2033	301,934
	Wells Fargo & Co
750,000	4.30%, 07/22/2027	739,968
240,000	2.39%, 06/02/2028	226,039
95,000	5.57%, 07/25/2029	96,453
Principal Amount		Fair Value
Financial — (continued)
$ 60,000	6.30%, 10/23/2029	$ 62,441
695,000	2.88%, 10/30/2030	626,907
110,000	2.57%, 02/11/2031	97,007
595,000	3.35%, 03/02/2033	521,605
928,000	4.90%, 07/25/2033	896,230
55,000	5.39%, 04/24/2034	54,388
75,000	6.49%, 10/23/2034	79,723
130,000	5.50%, 01/23/2035	129,448
475,000	Westpac Banking Corp 4.11%, 07/24/2034	447,323
765,000	Willis North America Inc 2.95%, 09/15/2029	695,430
		42,827,650
Industrial — 2.04%
	AGCO Corp
45,000	5.45%, 03/21/2027	45,427
190,000	5.80%, 03/21/2034	190,968
189,000	Allegion US Holding Co Inc 5.60%, 05/29/2034	189,951
200,000	BAE Systems PLC(a) 5.13%, 03/26/2029	200,444
	Boeing Co
1,025,000	3.45%, 11/01/2028	958,149
55,000	3.20%, 03/01/2029	50,680
25,000	2.95%, 02/01/2030	22,328
175,000	5.15%, 05/01/2030	172,547
90,000	6.39%, 05/01/2031	94,097
369,000	6.53%, 05/01/2034	386,568
200,000	5.81%, 05/01/2050	186,031
363,000	6.86%, 05/01/2054	385,813
200,000	Burlington Northern Santa Fe LLC 4.05%, 06/15/2048	159,220
400,000	Canadian Pacific Railway Co 2.05%, 03/05/2030	347,370
566,000	Carrier Global Corp 5.90%, 03/15/2034	586,056
320,000	Caterpillar Financial Services Corp(d) 4.70%, 11/15/2029	318,813
400,000	CSX Corp 3.80%, 03/01/2028	388,764
200,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	184,629
125,000	General Electric Co 5.88%, 01/14/2038	128,813
45,000	Honeywell International Inc 5.25%, 03/01/2054	42,142
203,000	Howmet Aerospace Inc 4.85%, 10/15/2031	198,934
155,000	Ingersoll Rand Inc 5.70%, 08/14/2033	158,606
	L3Harris Technologies Inc
150,000	5.05%, 06/01/2029	149,966
31,000	5.35%, 06/01/2034	30,870
75,000	5.60%, 07/31/2053	72,599
84,000	5.50%, 08/15/2054	80,684

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Industrial — (continued)
$ 325,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	$ 210,412
195,000	Northrop Grumman Corp 5.15%, 05/01/2040	186,563
	Otis Worldwide Corp
255,000	2.57%, 02/15/2030	226,511
110,000	3.11%, 02/15/2040	82,286
	Penske Truck Leasing Co LP / PTL Finance Corp(a)
65,000	4.40%, 07/01/2027	64,160
65,000	6.05%, 08/01/2028	66,912
55,000	5.35%, 03/30/2029	55,386
207,000	5.25%, 07/01/2029	207,745
794,000	Regal Rexnord Corp 6.30%, 02/15/2030	816,765
	Republic Services Inc
90,000	4.88%, 04/01/2029	89,791
70,000	1.45%, 02/15/2031	56,773
205,000	5.20%, 11/15/2034	203,037
	RTX Corp
75,000	5.75%, 11/08/2026	76,336
227,000	4.13%, 11/16/2028	220,943
275,000	6.10%, 03/15/2034	289,574
55,000	Ryder System Inc 4.90%, 12/01/2029	54,515
	Trane Technologies Financing Ltd
60,000	3.80%, 03/21/2029	57,542
33,000	5.10%, 06/13/2034	32,628
325,000	Union Pacific Corp 2.80%, 02/14/2032	281,873
	Veralto Corp
60,000	5.50%, 09/18/2026	60,693
730,000	5.45%, 09/18/2033	732,434
	Waste Management Inc
175,000	3.15%, 11/15/2027	168,343
600,000	1.15%, 03/15/2028	536,931
357,000	4.95%, 07/03/2031	357,359
225,000	4.95%, 03/15/2035	219,363
		11,085,344
Technology — 2.04%
330,000	Accenture Capital Inc 4.25%, 10/04/2031	317,107
550,000	Adobe Inc 2.15%, 02/01/2027	524,951
713,000	AppLovin Corp 5.50%, 12/01/2034	707,687
	Broadcom Inc
260,000	4.15%, 02/15/2028	255,628
12,000	4.11%, 09/15/2028	11,722
90,000	5.05%, 07/12/2029	90,342
192,000	4.15%, 04/15/2032(a)	180,044
645,000	2.60%, 02/15/2033(a)	533,155
370,000	3.42%, 04/15/2033(a)	323,873
150,000	3.47%, 04/15/2034(a)	129,999
339,000	3.14%, 11/15/2035(a)	276,852
245,000	Cadence Design Systems Inc 4.70%, 09/10/2034	234,889
Principal Amount		Fair Value
Technology — (continued)
$ 90,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	$ 86,316
279,000	Constellation Software Inc(a) 5.46%, 02/16/2034	279,643
257,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	304,627
600,000	Foundry JV Holdco LLC(a) 6.15%, 01/25/2032	605,355
	Hewlett Packard Enterprise Co
251,000	5.00%, 10/15/2034	241,255
50,000	6.35%, 10/15/2045	51,891
	Intel Corp
350,000	5.20%, 02/10/2033(d)	338,389
120,000	5.15%, 02/21/2034	115,128
125,000	3.73%, 12/08/2047	82,437
66,000	3.25%, 11/15/2049	39,400
125,000	4.75%, 03/25/2050	96,613
250,000	3.05%, 08/12/2051	142,595
75,000	5.70%, 02/10/2053	66,329
135,000	5.05%, 08/05/2062	105,339
500,000	Intuit Inc 1.35%, 07/15/2027	461,273
	Microchip Technology Inc
195,000	4.90%, 03/15/2028	194,306
155,000	5.05%, 02/15/2030	153,925
335,000	MSCI Inc(a) 4.00%, 11/15/2029	315,848
60,000	NVIDIA Corp 3.50%, 04/01/2040	49,619
71,000	NXP BV / NXP Funding LLC 5.35%, 03/01/2026	71,275
	NXP BV / NXP Funding LLC / NXP USA Inc
89,000	4.30%, 06/18/2029	86,391
325,000	2.65%, 02/15/2032	273,597
	Oracle Corp
165,000	2.30%, 03/25/2028	152,540
275,000	4.50%, 05/06/2028	272,257
65,000	2.95%, 04/01/2030	58,676
350,000	4.65%, 05/06/2030	344,948
325,000	2.88%, 03/25/2031	285,980
301,000	4.90%, 02/06/2033	293,063
350,000	3.60%, 04/01/2040	273,649
391,000	3.60%, 04/01/2050	273,938
525,000	6.90%, 11/09/2052	587,857
225,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	219,582
	VMware LLC
100,000	1.80%, 08/15/2028	89,719
300,000	2.20%, 08/15/2031	248,863
	Workday Inc
125,000	3.50%, 04/01/2027	121,847
100,000	3.80%, 04/01/2032	91,001
		11,061,720

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Utilities — 2.66%
$ 335,000	Alabama Power Co 3.45%, 10/01/2049	$ 236,441
425,000	Alliant Energy Finance LLC(a) 4.25%, 06/15/2028	412,010
125,000	American Water Capital Corp 3.75%, 09/01/2028	120,205
225,000	Atmos Energy Corp 5.90%, 11/15/2033	235,378
140,000	Baltimore Gas & Electric Co 5.65%, 06/01/2054	137,834
350,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	329,312
30,000	Boston Gas Co(a) 3.76%, 03/16/2032	26,710
230,000	Brooklyn Union Gas Co(a) 4.87%, 08/05/2032	218,249
210,000	CenterPoint Energy Inc(d) 5.40%, 06/01/2029	212,406
80,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	71,927
	Consolidated Edison Co of New York Inc
145,000	3.20%, 12/01/2051	94,818
75,000	5.70%, 05/15/2054	74,603
180,000	5.50%, 03/15/2055	172,996
61,000	Dominion Energy Inc 3.38%, 04/01/2030	56,109
	Duke Energy Carolinas LLC
333,000	5.30%, 02/15/2040	325,777
30,000	3.55%, 03/15/2052	21,131
	Duke Energy Corp
475,000	3.15%, 08/15/2027	456,138
60,000	2.45%, 06/01/2030	52,591
347,000	2.55%, 06/15/2031	296,266
40,000	5.45%, 06/15/2034(d)	39,935
110,000	5.00%, 08/15/2052	95,996
30,000	5.80%, 06/15/2054	29,223
	Duke Energy Ohio Inc
145,000	3.65%, 02/01/2029	138,449
115,000	5.25%, 04/01/2033	114,763
120,000	5.55%, 03/15/2054	116,022
	Edison International
180,000	4.13%, 03/15/2028	174,538
50,000	5.25%, 11/15/2028	50,114
115,000	5.25%, 03/15/2032	113,762
975,000	Entergy Corp 2.95%, 09/01/2026	946,245
115,000	Evergy Metro Inc 4.20%, 03/15/2048	91,099
	Eversource Energy
355,000	5.13%, 05/15/2033	344,898
115,000	5.50%, 01/01/2034	114,087
450,000	Exelon Corp 4.05%, 04/15/2030	428,835
55,000	FirstEnergy Corp 3.90%, 07/15/2027	53,559
515,000	Florida Power & Light Co 4.55%, 10/01/2044	443,094
Principal Amount		Fair Value
Utilities — (continued)
	Georgia Power Co
$ 175,000	4.55%, 03/15/2030	$ 172,050
30,000	4.75%, 09/01/2040	27,327
50,000	Jersey Central Power & Light Co(a) 5.10%, 01/15/2035	48,772
42,000	KeySpan Gas East Corp(a) 5.99%, 03/06/2033	42,592
75,000	Monongahela Power Co(a) 5.85%, 02/15/2034	76,664
50,000	National Grid PLC 5.60%, 06/12/2028	50,975
	NextEra Energy Capital Holdings Inc
95,000	4.63%, 07/15/2027	94,871
380,000	2.25%, 06/01/2030	328,548
	NiSource Inc
150,000	3.49%, 05/15/2027	146,008
55,000	1.70%, 02/15/2031	44,972
190,000	5.40%, 06/30/2033	190,187
105,000	NSTAR Electric Co 5.40%, 06/01/2034	105,519
120,000	Oglethorpe Power Corp 5.05%, 10/01/2048	105,663
75,000	Ohio Edison Co(a) 5.50%, 01/15/2033	74,965
200,000	Ohio Power Co 5.00%, 06/01/2033	193,417
	Pacific Gas & Electric Co
320,000	5.45%, 06/15/2027	323,664
625,000	2.10%, 08/01/2027	583,060
70,000	6.10%, 01/15/2029	72,413
190,000	4.55%, 07/01/2030	183,882
370,000	2.50%, 02/01/2031	316,379
185,000	3.25%, 06/01/2031	164,028
60,000	6.15%, 01/15/2033	62,275
155,000	6.40%, 06/15/2033	163,382
400,000	PacifiCorp 5.80%, 01/15/2055	388,699
175,000	Public Service Co of Oklahoma 5.20%, 01/15/2035	169,422
95,000	Public Service Electric & Gas Co 5.45%, 03/01/2054	92,001
	Public Service Enterprise Group Inc
90,000	6.13%, 10/15/2033	93,781
45,000	5.45%, 04/01/2034	44,882
	Puget Energy Inc
185,000	3.65%, 05/15/2025	183,867
64,000	4.10%, 06/15/2030	60,340
31,000	4.22%, 03/15/2032	28,335
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	97,318
	Southern California Edison Co
70,000	4.90%, 06/01/2026	70,116
140,000	2.25%, 06/01/2030	121,644
220,000	2.75%, 02/01/2032	187,877
65,000	5.95%, 11/01/2032	67,791

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Utilities — (continued)
$ 155,000	5.20%, 06/01/2034	$ 153,352
67,000	4.00%, 04/01/2047	51,577
60,000	3.65%, 02/01/2050	42,857
	Southern California Gas Co
215,000	5.20%, 06/01/2033	213,905
65,000	5.75%, 06/01/2053	64,571
165,000	5.60%, 04/01/2054	161,262
	Southern Co
125,000	4.85%, 06/15/2028	125,196
75,000	5.70%, 03/15/2034	76,548
184,000	Southwest Gas Corp 2.20%, 06/15/2030	158,432
90,000	Southwestern Electric Power Co 5.30%, 04/01/2033	89,000
	Virginia Electric & Power Co
260,000	5.00%, 04/01/2033	254,449
240,000	5.00%, 01/15/2034	233,418
65,000	5.05%, 08/15/2034	63,380
45,000	5.35%, 01/15/2054	42,319
90,000	Wisconsin Power & Light Co 5.38%, 03/30/2034	89,615
	Xcel Energy Inc
525,000	3.35%, 12/01/2026	511,885
100,000	4.60%, 06/01/2032	95,166
		14,450,138
TOTAL CORPORATE BONDS AND NOTES — 24.67% (Cost $141,209,069)		$133,993,719
FOREIGN GOVERNMENT BONDS AND NOTES
	Bermuda Government International Bond
200,000	2.38%, 08/20/2030	169,700
200,000	5.00%, 07/15/2032(a)	192,600
200,000	5.00%, 07/15/2032	192,600
275,000	Hungary Government International Bond(a) 5.50%, 03/26/2036	257,300
	Mexico Government International Bond
200,000	3.25%, 04/16/2030	173,963
541,000	3.50%, 02/12/2034	430,374
795,000	6.00%, 05/07/2036	748,121
685,000	4.28%, 08/14/2041	502,328
76,000	4.75%, 03/08/2044	57,666
200,000	6.34%, 05/04/2053	177,963
200,000	6.40%, 05/07/2054	179,097
	Panama Government International Bond
200,000	3.16%, 01/23/2030	166,942
210,000	6.85%, 03/28/2054	178,881
	Peruvian Government International Bond
60,000	3.00%, 01/15/2034	48,266
255,000	5.38%, 02/08/2035	244,845
380,000	3.30%, 03/11/2041	273,600
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Republic of Poland Government International Bond
$ 220,000	5.13%, 09/18/2034	$ 213,068
270,000	5.50%, 03/18/2054	248,438
	Romanian Government International Bond
40,000	3.00%, 02/27/2027(a)	37,656
376,000	5.88%, 01/30/2029(a)	366,121
1,072,000	3.00%, 02/14/2031	866,466
160,000	Uruguay Government International Bond 4.38%, 01/23/2031	155,040
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.08% (Cost $6,772,407)		$5,881,035
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.69%
157,156	Ajax Mortgage Loan Trust(a)(c) Series 2021-C Class A 5.12%, 01/25/2061	157,202
	Angel Oak Mortgage Trust(a)
	Series 2020-1 Class A1
21,215	2.47%, 12/25/2059(e)	20,407
	Series 2020-2 Class A1A
76,561	2.53%, 01/26/2065(e)	70,646
	Series 2020-4 Class A1
31,320	1.47%, 06/25/2065(e)	29,586
	Series 2020-6 Class A1
34,331	1.26%, 05/25/2065(e)	30,874
	Series 2020-R1 Class A1
66,709	0.99%, 04/25/2053(e)	62,902
	Series 2021-1 Class A1
116,821	0.91%, 01/25/2066(e)	97,248
	Series 2021-2 Class A1
221,273	0.99%, 04/25/2066(e)	188,208
	Series 2021-3 Class A1
124,115	1.07%, 05/25/2066(e)	105,159
	Series 2021-4 Class A1
183,477	1.04%, 01/20/2065(e)	150,677
	Series 2021-5 Class A1
276,872	0.95%, 07/25/2066(e)	234,216
	Series 2021-6 Class A1
75,453	1.46%, 09/25/2066(e)	62,106
	Series 2021-8 Class A1
203,985	1.82%, 11/25/2066(e)	177,149
	Series 2022-1 Class A1
684,790	2.88%, 12/25/2066(c)	618,889
	Arroyo Mortgage Trust(a)(e)
	Series 2019-2 Class A1
47,370	3.35%, 04/25/2049	45,294
	Series 2019-3 Class A1
46,078	2.96%, 10/25/2048	43,347
180,000	ARZ Trust(a) Series 2024-BILT Class A 5.77%, 06/11/2029	182,005

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Non-Agency — (continued)
	BANK
	Series 2017-BNK8 Class A4
$ 350,000	3.49%, 11/15/2050	$ 328,769
	Series 2019-BN16 Class XA
2,373,958	0.93%, 02/15/2052(e)	69,735
	Series 2019-BN17 Class A4
632,000	3.71%, 04/15/2052	598,065
	Series 2019-BN18 Class XA
969,431	0.88%, 05/15/2062(e)	30,383
	Series 2019-BN20 Class XA
1,144,533	0.81%, 09/15/2062(e)	35,548
	Series 2019-BN22 Class XA
1,757,694	0.58%, 11/15/2062(e)	43,166
	Series 2019-BN23 Class XA
2,905,298	0.68%, 12/15/2052(e)	80,958
	Series 2019-BN24 Class XA
976,524	0.63%, 11/15/2062(e)	26,732
	Series 2020-BN26 Class XA
1,038,996	1.20%, 03/15/2063(e)	49,358
	Series 2020-BN28 Class XA
2,327,070	1.76%, 03/15/2063(e)	182,812
	Series 2020-BN29 Class XA
2,795,885	1.31%, 11/15/2053(e)	166,894
	Series 2021-BN32 Class A5
1,500,000	2.64%, 04/15/2054(e)	1,297,901
	Series 2023-BNK45 Class ASB
500,000	5.47%, 02/15/2056	508,579
	Series 2023-BNK45 Class XA
991,904	1.00%, 02/15/2056(e)	57,480
	Series 2024-BNK47 Class A5
500,000	5.72%, 06/15/2057	517,299
	Series 2024-BNK48 Class XA
1,767,000	1.15%, 10/15/2057(e)	150,533
	BANK5
	Series 2024-5YR11 Class A3
500,000	5.89%, 11/15/2057	514,380
	Series 2024-5YR11 Class AS
225,000	6.14%, 11/15/2057	230,406
	Series 2024-5YR7 Class A3
475,000	5.77%, 06/15/2057	485,950
	Series 2024-5YR8 Class A3
275,000	5.88%, 08/15/2057	282,593
	Series 2024-5YR9 Class AS
400,000	6.18%, 08/15/2057(e)	412,153
	Barclays Commercial Mortgage Securities Trust
	Series 2020-C6 Class A4
1,500,000	2.64%, 02/15/2053	1,328,294
	Series 2022-C15 Class A5
105,000	3.66%, 04/15/2055(e)	94,075
	Series 2024-C24 Class A5
325,000	5.42%, 02/15/2057	329,583
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-C24 Class XA
$ 1,107,025	1.62%, 02/15/2057(e)	$ 113,304
	Series 2024-C26 Class B
475,000	5.94%, 05/15/2057(e)	481,415
	Series 2024-C28 Class XA
1,000,000	1.11%, 09/15/2057(e)	80,083
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(e)	383,573
	Series 2019-B10 Class XA
1,941,137	1.22%, 03/15/2062(e)	83,360
	Series 2019-B11 Class A2
23,384	3.41%, 05/15/2052	23,165
	Series 2019-B11 Class A5
455,859	3.54%, 05/15/2052	421,692
	Series 2019-B12 Class A5
1,498,000	3.12%, 08/15/2052	1,364,944
	Series 2019-B12 Class XA
908,894	1.07%, 08/15/2052(e)	28,989
	Series 2019-B9 Class A5
550,000	4.02%, 03/15/2052	522,662
	Series 2020-B18 Class XA
609,254	1.78%, 07/15/2053(e)	31,969
	Series 2020-B22 Class XA
1,100,294	1.51%, 01/15/2054(e)	77,788
	Series 2023-B39 Class XA
2,327,155	0.57%, 07/15/2056(e)	89,419
	Series 2023-B40 Class XA
968,519	1.17%, 12/15/2056(e)	59,981
	Series 2024-V8 Class A3
325,000	6.19%, 07/15/2057(e)	337,789
136,984	BINOM Securitization Trust(a)(e) Series 2021-INV1 Class A1 2.03%, 06/25/2056	119,333
455,182	BLP Commercial Mortgage Trust(a)(b) Series 2024-IND2 Class A 5.74%, 03/15/2041 1-mo. SOFR + 1.34%	455,324
	BMO Mortgage Trust
	Series 2024-5C6 Class A3
200,000	5.32%, 09/15/2057	200,595
	Series 2024-5C6 Class AS
450,000	5.75%, 09/15/2057(e)	453,896
	Series 2024-C9 Class A5
475,000	5.76%, 07/15/2057	491,298
	Series 2024-C9 Class XA
1,509,000	0.86%, 07/15/2057(e)	100,621
645,000	BOCA Commercial Mortgage Trust(a)(b) Series 2024-BOCA Class A 6.32%, 08/15/2041 1-mo. SOFR + 1.92%	647,820
290,000	BPR Trust(a)(e) Series 2024-PMDW Class A 5.36%, 11/05/2041	289,061
	BRAVO Residential Funding Trust(a)(e)
	Series 2021-NQM2 Class A1
48,096	0.97%, 03/25/2060	46,346

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2022-NQM3 Class A1
$ 183,112	5.11%, 07/25/2062	$ 182,064
32,813	Bunker Hill Loan Depository Trust(a)(e) Series 2020-1 Class A1 1.72%, 02/25/2055	32,066
	BX Trust(a)(b)
	Series 2021-ARIA Class A
550,000	5.41%, 10/15/2036 1-mo. SOFR + 1.01%	548,453
	Series 2024-AIRC Class A
400,000	6.09%, 08/15/2039 1-mo. SOFR + 1.69%	402,754
	Series 2024-BIO Class A
575,000	6.04%, 02/15/2041 1-mo. SOFR + 1.64%	575,539
	Series 2024-PAT Class A
300,000	6.49%, 03/15/2041 1-mo. SOFR + 2.09%	300,927
	Series 2024-XL5 Class A
407,087	5.79%, 03/15/2041 1-mo. SOFR + 1.39%	408,741
100,000	CAMB Commercial Mortgage Trust(a)(b) Series 2019-LIFE Class C 6.15%, 12/15/2037 1-mo. SOFR + 1.75%	100,000
123,239	CD Commercial Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	121,346
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	245,387
403,000	Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4 3.78%, 09/10/2058	398,657
13,389	Citigroup Mortgage Loan Trust(a)(e) Series 2018-RP1 Class A1 3.00%, 09/25/2064	13,067
	COLT Mortgage Loan Trust(a)(e)
	Series 2020-2R Class A1
75,784	1.33%, 10/26/2065	68,648
	Series 2021-2 Class A1
369,797	0.92%, 08/25/2066	302,374
	Series 2021-3 Class A1
352,836	0.96%, 09/27/2066	282,140
	Series 2021-4 Class A1
217,388	1.40%, 10/25/2066	180,443
	Series 2021-HX1 Class A1
447,667	1.11%, 10/25/2066	374,765
	Series 2022-4 Class A1
74,270	4.30%, 03/25/2067	71,913
	COMM Mortgage Trust(a)
	Series 2020-CX Class A
150,000	2.17%, 11/10/2046	123,202
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2022-HC Class A
$ 100,000	2.82%, 01/10/2039	$ 91,788
	Series 2022-HC Class C
120,000	3.38%, 01/10/2039	106,468
	Series 2024-277P Class A
225,000	6.34%, 08/10/2044	231,612
	Series 2024-CBM Class A2
120,000	5.87%, 12/10/2041(e)	120,840
	Credit Suisse Mortgage Trust(a)
	Series 2017-FHA1 Class A1
26,856	3.25%, 04/25/2047(e)	24,004
	Series 2018-RPL9 Class A
106,743	3.85%, 09/25/2057(e)	101,868
	Series 2020-NET Class A
49,712	2.26%, 08/15/2037	48,449
	Series 2020-NQM1 Class A1
114,042	2.21%, 05/25/2065(c)	105,875
	Series 2020-RPL4 Class A1
252,155	2.00%, 01/25/2060(e)	223,320
	Series 2021-NQM2 Class A1
223,774	1.18%, 02/25/2066(e)	197,124
	Series 2021-NQM5 Class A1
176,747	0.94%, 05/25/2066(e)	145,311
	Series 2021-NQM6 Class A1
419,101	1.17%, 07/25/2066(e)	343,170
	Series 2021-NQM8 Class A1
226,981	1.84%, 10/25/2066(e)	202,386
	Series 2021-RPL4 Class A1
241,171	4.10%, 12/27/2060(e)	240,406
	Series 2022-NQM1 Class A1
546,936	2.27%, 11/25/2066(e)	486,418
61,222	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	60,690
10,973,643	DBGS Mortgage Trust(e) Series 2018-C1 Class XA 0.20%, 10/15/2051	67,127
390,000	DC Trust(a)(e) Series 2024-HLTN Class A 5.73%, 04/13/2040	392,524
478,364	Deutsche Bank Commercial Mortgage Trust(e) Series 2020-C9 Class XA 1.70%, 09/15/2053	21,622
	Ellington Financial Mortgage Trust(a)(e)
	Series 2020-2 Class A1
33,306	1.18%, 10/25/2065	31,029
	Series 2021-1 Class A1
28,168	0.80%, 02/25/2066	23,957
	Series 2021-2 Class A1
159,497	0.93%, 06/25/2066	130,017
	GCAT Trust(a)
	Series 2020-NQM2 Class A1
21,880	2.56%, 04/25/2065(c)	20,818
	Series 2021-NQM1 Class A1
138,166	0.87%, 01/25/2066(e)	118,396
	Series 2021-NQM4 Class A1
306,242	1.09%, 08/25/2066(e)	247,619

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-NQM7 Class A1
$ 148,765	1.92%, 08/25/2066(e)	$ 135,665
	GS Mortgage Securities Trust(e)
	Series 2020-GC45 Class XA
1,997,379	0.65%, 02/13/2053	49,204
	Series 2024-70P Class A
625,000	5.31%, 03/10/2041(a)	620,602
160,000	HIH Trust(a)(b) Series 2024-61P Class A 6.24%, 10/15/2041 1-mo. SOFR + 1.84%	160,849
150,000	HTL Commercial Mortgage Trust(a)(e) Series 2024-T53 Class A 5.88%, 05/10/2039	150,783
	Imperial Fund Mortgage Trust(a)
	Series 2021-NQM2 Class A1
168,437	1.07%, 09/25/2056(e)	137,747
	Series 2022-NQM2 Class A1
504,843	3.64%, 03/25/2067(c)	463,475
	JPMorgan Chase Commercial Mortgage Securities Trust(a)
	Series 2020-NNN Class AFX
120,000	2.81%, 01/16/2037	106,806
	Series 2022-OPO Class A
400,000	3.02%, 01/05/2039	368,486
	Series 2024-OMNI Class A
365,000	5.80%, 10/05/2039(e)	369,453
	JPMorgan Commercial Mortgage Securities Trust
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	256,631
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	528,562
	Series 2016-C4 Class ASB
126,366	2.99%, 12/15/2049	124,310
	JPMorgan Mortgage Trust(a)
	Series 2022-DSC1 Class A3
283,228	4.75%, 01/25/2063(e)	267,299
	Series 2023-DSC1 Class A1
551,621	4.63%, 07/25/2063(e)	535,124
	Series 2024-1 Class A2
605,526	6.00%, 06/25/2054(e)	604,651
	Series 2024-4 Class A5A
250,000	6.00%, 10/25/2054(e)	248,586
	Series 2024-VIS2 Class A1
1,211,449	5.85%, 11/25/2064(c)	1,215,720
	Legacy Mortgage Asset Trust(a)(c)
	Series 2021-GS2 Class A1
229,841	4.75%, 04/25/2061	229,765
	Series 2021-GS4 Class A1
82,125	4.65%, 11/25/2060	82,126
635,000	LEX Mortgage Trust(a)(e) Series 2024-BBG Class A 4.87%, 10/13/2033	623,071
Principal Amount		Fair Value
Non-Agency — (continued)
	MetLife Securitization Trust(a)(e)
	Series 2017-1A Class A
$ 18,512	3.00%, 04/25/2055	$ 17,471
	Series 2018-1A Class A
48,623	3.75%, 03/25/2057	46,430
345,000	MF1 Ltd(a)(b) Series 2022-FL8 Class AS 6.12%, 02/19/2037 1-mo. SOFR + 1.75%	339,235
	MFA Trust(a)(e)
	Series 2021-NQM1 Class A1
158,257	1.15%, 04/25/2065	146,150
	Series 2021-NQM2 Class A1
118,476	1.03%, 11/25/2064	103,605
16,216	MFRA Trust(a)(e) Series 2020-NQM3 Class A1 1.01%, 01/26/2065	15,063
	Mill City Mortgage Loan Trust(a)(e)
	Series 2017-3 Class A1
6,600	2.75%, 01/25/2061	6,566
	Series 2018-1 Class A1
34,878	3.25%, 05/25/2062	34,401
	Series 2018-2 Class A1
9,261	3.50%, 05/25/2058	9,208
	Series 2019-GS1 Class A1
160,709	2.75%, 07/25/2059	155,823
346,097	MSWF Commercial Mortgage Trust(e) Series 2023-2 Class XA 0.91%, 12/15/2056	21,246
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
17,213	3.75%, 05/28/2052(e)	16,295
	Series 2017-4A Class A1
29,431	4.00%, 05/25/2057(e)	27,890
	Series 2017-5A Class A1
25,386	5.95%, 06/25/2057(b) 1-mo. SOFR + 1.61%	25,803
	Series 2018-1A Class A1A
257,544	4.00%, 12/25/2057(e)	246,133
	Series 2019-3A Class A1A
93,495	3.75%, 11/25/2058(e)	88,134
	Series 2019-5A Class A1B
89,698	3.50%, 08/25/2059(e)	83,347
	Series 2019-NQM4 Class A1
18,971	2.49%, 09/25/2059(e)	17,790
	Series 2020-1A Class A1B
60,278	3.50%, 10/25/2059(e)	56,177
	Series 2021-NQ1R Class A1
96,262	0.94%, 07/25/2055(e)	86,584
	Series 2021-NQ2R Class A1
110,277	0.94%, 10/25/2058(e)	103,449
255,000	NJ Trust(a)(e) Series 2023-GSP Class A 6.48%, 01/06/2029	265,365
665,948	NMLT Trust(a)(e) Series 2021-INV1 Class A1 1.19%, 05/25/2056	559,032

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Non-Agency — (continued)
$ 350,000	One New York Plaza Trust(a)(b) Series 2020-1NYP Class A 5.46%, 01/15/2036 1-mo. SOFR + 1.06%	$ 333,813
	Onslow Bay Financial LLC(a)
	Series 2021-NQM1 Class A1
213,957	1.07%, 02/25/2066(e)	181,985
	Series 2021-NQM3 Class A1
212,062	1.05%, 07/25/2061(e)	170,729
	Series 2021-NQM4 Class A1
138,827	1.96%, 10/25/2061(e)	114,668
	Series 2022-NQM1 Class A1
606,314	2.31%, 11/25/2061(e)	531,207
	Series 2024-NQM6 Class A1
594,423	6.45%, 02/25/2064(c)	600,360
144,454	Pretium Mortgage Credit Partners LLC(a)(c) Series 2021-RN2 Class A1 4.74%, 07/25/2051	143,608
	PRP Advisors LLC(a)(c)
	Series 2020-6 Class A1
47,251	6.36%, 11/25/2025	47,388
	Series 2021-4 Class A1
412,093	4.87%, 04/25/2026	411,191
	Series 2021-6 Class A1
165,668	4.79%, 07/25/2026	165,385
	Series 2021-9 Class A1
356,285	5.36%, 10/25/2026	355,312
	Series 2021-RPL1 Class A1
75,711	1.32%, 07/25/2051	68,847
44,866	Residential Mortgage Loan Trust(a)(e) Series 2021-1R Class A1 0.86%, 01/25/2065	42,742
	ROCC Trust(a)
	Series 2024-CNTR Class A
900,000	5.39%, 11/13/2041	897,491
	Series 2024-CNTR Class B
200,000	5.93%, 11/13/2041	200,188
490,000	SG Commercial Mortgage Securities Trust(a) Series 2020-COVE Class A 2.63%, 03/15/2037	457,258
660,000	SHR Trust(a)(b) Series 2024-LXRY Class A 6.35%, 10/15/2041 1-mo. SOFR + 1.95%	664,740
	Starwood Mortgage Residential Trust(a)(e)
	Series 2020-3 Class A1
17,981	1.49%, 04/25/2065	17,395
	Series 2021-1 Class A1
142,764	1.22%, 05/25/2065	132,123
	Series 2021-2 Class A1
98,234	0.94%, 05/25/2065	91,015
	Series 2021-6 Class A1
334,559	1.92%, 11/25/2066	288,712
123,952	Toorak Mortgage Corp(a)(e) Series 2021-INV1 Class A1 1.15%, 07/25/2056	107,851
Principal Amount		Fair Value
Non-Agency — (continued)
	Towd Point Mortgage Trust(a)(e)
	Series 2018-1 Class A1
$ 8,854	3.00%, 01/25/2058	$ 8,708
	Series 2018-2 Class A1
42,964	3.25%, 03/25/2058	42,212
	Series 2018-3 Class A1
56,612	3.75%, 05/25/2058	55,134
	Series 2018-5 Class A1A
97,612	3.25%, 07/25/2058	95,971
	Series 2019-1 Class A1
248,857	3.75%, 03/25/2058	238,417
	Series 2020-1 Class A2A
190,000	3.10%, 01/25/2060	170,397
	Series 2021-R1 Class A1
1,117,152	2.92%, 11/30/2060	971,088
980,000	TYSN Mortgage Trust(a)(e) Series 2023-CRNR Class A 6.58%, 12/10/2033	1,021,904
	Verus Securitization Trust(a)
	Series 2019-INV3 Class A1
32,581	3.69%, 11/25/2059(e)	32,119
	Series 2020-4 Class A1
34,719	2.50%, 05/25/2065(c)	33,666
	Series 2020-5 Class A1
60,365	2.22%, 05/25/2065(c)	56,980
	Series 2021-2 Class A1
161,189	1.03%, 02/25/2066(e)	143,530
	Series 2021-4 Class A1
149,486	0.94%, 07/25/2066(e)	124,847
	Series 2021-5 Class A1
713,295	1.01%, 09/25/2066(e)	593,131
	Series 2021-7 Class A1
336,788	1.83%, 10/25/2066(c)	296,444
	Series 2021-8 Class A1
225,830	1.82%, 11/25/2066(e)	200,957
	Series 2021-R2 Class A1
92,442	0.92%, 02/25/2064(e)	83,762
	Series 2022-3 Class A1
189,445	4.13%, 02/25/2067(c)	178,312
225,972	VOLT CII LLC(a)(c) Series 2021-NP11 Class A1 4.87%, 08/25/2051	225,711
190,641	VOLT CIII LLC(a)(c) Series 2021-CF1 Class A1 4.99%, 08/25/2051	188,780
93,937	VOLT XCIII LLC(a)(c) Series 2021-NPL2 Class A1 4.89%, 02/27/2051	93,868
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	141,625
	Series 2015-NXS1 Class A5
325,000	3.15%, 05/15/2048	323,623
	Series 2024-MGP Class A12
500,000	6.09%, 08/15/2041(a)(b) 1-mo. SOFR + 1.69%	502,286

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-MGP Class B12
$ 100,000	6.69%, 08/15/2041(a)(b) 1-mo. SOFR + 2.29%	$ 100,203
		47,215,107
U.S. Government Agency — 26.14%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R01 Class 1M2
105,525	6.12%, 10/25/2041 1-mo. SOFR + 1.55%	106,013
	Series 2021-R03 Class 1M2
121,000	6.22%, 12/25/2041 1-mo. SOFR + 1.65%	122,244
	Series 2023-R03 Class 2M2
110,000	8.47%, 04/25/2043 1-mo. SOFR + 3.90%	118,301
	Series 2024-R01 Class 1M2
175,000	6.37%, 01/25/2044 1-mo. SOFR + 1.80%	176,615
	Series 2024-R02 Class 1M2
657,000	6.37%, 02/25/2044 1-mo. SOFR + 1.80%	662,913
	Series 2024-R03 Class 2M2
200,000	6.51%, 03/25/2044 1-mo. SOFR + 1.95%	202,111
	Federal Home Loan Mortgage Corp
81,941	3.00%, 09/01/2027	80,393
1,919	6.00%, 11/01/2033	1,985
6,781	6.00%, 04/01/2035	6,888
5,682	4.50%, 05/01/2035	5,490
20,255	5.50%, 08/01/2035	20,444
11,080	4.50%, 11/01/2035	11,034
2,666	6.50%, 02/01/2036	2,751
4,904	4.50%, 03/01/2036	4,737
6,082	6.00%, 03/01/2036	6,306
11,820	5.50%, 06/01/2036	11,892
10,163	5.50%, 08/01/2036	10,232
6,797	7.00%, 08/01/2037	7,043
33,024	5.00%, 04/01/2038	32,907
69,353	5.50%, 05/01/2038	69,702
44,606	4.50%, 03/01/2039	43,245
48,504	4.50%, 05/01/2039	47,088
51,238	4.00%, 09/01/2040	48,342
131,320	5.00%, 09/01/2040	130,852
11,271	4.00%, 09/01/2043	10,455
125,303	4.50%, 04/01/2044	120,554
286,126	4.50%, 12/01/2044	274,910
775,863	3.00%, 02/01/2049	676,925
43,427	3.50%, 07/01/2049	38,934
1,116,461	4.00%, 03/01/2050	1,034,586
1,853,451	4.50%, 03/01/2050	1,757,698
350,162	3.50%, 05/01/2050	313,621
104,817	2.50%, 11/01/2050	86,860
915,039	4.50%, 11/01/2050	864,284
867,774	2.50%, 02/01/2051	713,930
1,343,205	2.00%, 03/01/2051	1,053,256
2,402,070	2.00%, 05/01/2051	1,882,853
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,452,391	2.50%, 05/01/2051	$ 2,023,308
2,777,927	2.50%, 08/01/2051	2,300,067
29,790	2.00%, 09/01/2051	23,309
756,690	2.50%, 09/01/2051	623,126
901,100	2.00%, 11/01/2051	710,214
3,057,005	2.00%, 01/01/2052	2,382,033
500,109	2.00%, 02/01/2052	389,262
29,691	2.00%, 03/01/2052	23,194
1,004,631	2.00%, 04/01/2052	783,176
620,517	4.50%, 04/01/2052	584,598
1,205,839	2.00%, 06/01/2052	942,838
2,512,324	3.00%, 08/01/2052	2,166,457
710,843	4.50%, 08/01/2052	669,057
312,613	6.00%, 11/01/2052	318,268
838,162	6.00%, 01/01/2053	853,402
1,773,610	4.50%, 05/01/2053	1,691,954
2,776,948	5.50%, 05/01/2054	2,741,296
2,000,820	6.00%, 09/01/2054	2,013,759
560,000	Federal Home Loan Mortgage Corp Multifamily Securities Trust(a)(e) Series 2015-K45 Class B 3.59%, 04/25/2048	558,093
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	183,664
	Series K104 Class X1
966,506	1.11%, 01/25/2030(e)	43,754
	Series K111 Class X1
570,687	1.57%, 05/25/2030(e)	38,564
	Series K112 Class X1
1,118,745	1.43%, 05/25/2030(e)	69,591
	Series K114 Class X1
1,457,095	1.11%, 06/25/2030(e)	72,017
	Series K122 Class X1
443,244	0.87%, 11/25/2030(e)	18,124
	Series K-152 Class A2
500,000	3.78%, 11/25/2032(e)	464,013
	Series K-161 Class A2
500,000	4.90%, 10/25/2033	497,977
	Series K510 Class A2
175,000	5.07%, 10/25/2028(e)	176,922
	Series KF153 Class AS
252,922	5.35%, 02/25/2033(b) 1-mo. SOFR + 0.68%	253,756
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
14,952	3.00%, 05/15/2041	14,088
	Series 4097 Class KA
26,359	2.00%, 09/15/2031	25,858
	Series 4142 Class PT
23,799	1.25%, 12/15/2027	22,951
	Series 4146 Class AB
19,327	1.13%, 12/15/2027	18,653

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 4961 Class JB
$ 118,524	2.50%, 12/15/2042	$ 106,281
	Series 5170 Class DP
357,340	2.00%, 07/25/2050	304,824
59,369	Federal Home Loan Mortgage Corp Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	53,726
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
42,957	6.22%, 01/25/2034 1-mo. SOFR + 1.65%	43,247
	Series 2022-DNA2 Class M2
395,000	8.32%, 02/25/2042 1-mo. SOFR + 3.75%	414,295
	Series 2022-DNA4 Class M1B
250,000	7.92%, 05/25/2042 1-mo. SOFR + 3.35%	261,530
	Series 2022-DNA7 Class M1B
115,000	9.57%, 03/25/2052 1-mo. SOFR + 5.00%	125,922
	Series 2022-HQA1 Class M1B
167,000	8.07%, 03/25/2042 1-mo. SOFR + 3.50%	174,594
	Series 2022-HQA3 Class M1B
265,000	8.12%, 08/25/2042 1-mo. SOFR + 3.55%	278,511
	Series 2023-HQA3 Class A1
93,937	6.42%, 11/25/2043 1-mo. SOFR + 1.85%	94,974
	Series 2024-HQA1 Class M2
200,000	6.57%, 03/25/2044 1-mo. SOFR + 2.00%	202,950
	Series 2024-HQA2 Class A1
845,833	5.82%, 08/25/2044 1-mo. SOFR + 1.25%	849,288
	Federal National Mortgage Association
43,058	4.00%, 07/01/2026	42,728
211,639	3.50%, 01/01/2031	205,389
4,115	4.50%, 08/01/2035	3,975
1,296	6.00%, 02/01/2036	1,306
18,067	5.50%, 03/01/2036	18,206
22,020	6.00%, 03/01/2037	22,744
36,530	6.00%, 08/01/2037	37,757
10,076	6.50%, 08/01/2037	10,358
20,014	2.00%, 07/01/2041	16,702
116,390	4.00%, 10/01/2041	109,766
430,156	3.50%, 08/01/2043	389,246
233,449	4.00%, 01/01/2045	217,216
139,068	3.50%, 08/01/2045	124,934
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 737,495	4.00%, 08/01/2045	$ 688,326
306,775	4.00%, 10/01/2046	284,811
320,675	3.50%, 01/01/2047	287,810
813,370	4.50%, 11/01/2047	777,206
22,486	4.50%, 01/01/2048	21,382
329,703	4.50%, 04/01/2048	314,570
137,476	4.00%, 02/01/2049	127,388
415,533	3.50%, 07/01/2049	372,927
406,707	4.50%, 07/01/2049	387,244
297,347	3.50%, 08/01/2049	266,859
730,611	3.00%, 12/01/2049	629,650
1,584,683	3.00%, 04/01/2050	1,365,081
444,007	3.50%, 05/01/2050	397,728
686,849	2.50%, 06/01/2050	569,567
207,541	2.50%, 07/01/2050	171,138
804,460	2.50%, 09/01/2050	667,716
2,678,022	2.00%, 10/01/2050	2,103,579
1,784,622	2.00%, 11/01/2050	1,402,096
908,193	2.50%, 01/01/2051	747,174
44,426	2.50%, 02/01/2051	36,840
68,439	2.50%, 03/01/2051	56,808
210,518	2.00%, 04/01/2051	164,783
920,086	2.00%, 05/01/2051	721,432
10,537,427	2.50%, 06/01/2051	8,658,847
1,029,742	3.00%, 07/01/2051	877,648
86,216	2.50%, 09/01/2051	71,331
917,761	2.00%, 10/01/2051	716,321
341,332	2.50%, 10/01/2051	282,131
356,405	2.50%, 11/01/2051	294,537
1,264,227	2.00%, 01/01/2052	989,141
1,784,031	2.00%, 02/01/2052	1,394,038
4,279,323	2.00%, 04/01/2052	3,339,761
4,339,513	2.50%, 04/01/2052	3,537,845
3,674,138	2.00%, 06/01/2052	2,867,121
1,127,932	3.00%, 06/01/2052	964,964
63,517	2.00%, 07/01/2052	49,576
838,910	5.50%, 09/01/2052	837,846
1,307,755	4.50%, 12/01/2052	1,232,498
822,160	5.50%, 04/01/2053	815,564
2,972,668	5.50%, 06/01/2053	2,946,352
2,662,968	6.00%, 12/01/2053	2,676,377
5,129,544	6.50%, 01/01/2054	5,235,728
2,687,082	5.00%, 10/01/2054	2,594,437
2,792,864	5.50%, 12/01/2054	2,756,978
	Federal National Mortgage Association Alternative Credit Enhancement Securities(e)
	Series 2019-M21 Class X3
1,840,248	1.13%, 06/25/2034	115,621
	Series 2020-M2 Class X
4,641,840	0.29%, 01/25/2030	43,852
46,238	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	41,587

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
$ 21,019	1.50%, 09/25/2027	$ 20,346
	Series 2012-18 Class GA
23,140	2.00%, 12/25/2041	21,278
	Series 2012-21 Class PQ
12,857	2.00%, 09/25/2041	11,946
	Series 2012-52 Class PA
21,067	3.50%, 05/25/2042	19,975
	Series 2013-16 Class A
10,791	1.75%, 01/25/2040	10,660
	Series 2013-77 Class BP
10,427	1.70%, 06/25/2043	10,297
	Series 2013-9 Class PT
21,399	1.25%, 02/25/2028	20,570
	Series 2015-48 Class QB
15,027	3.00%, 02/25/2043	14,660
	Series 2015-5 Class EP
62,639	2.00%, 06/25/2043	59,202
	Series 2016-11 Class GA
34,675	2.50%, 03/25/2046	31,607
	Series 2016-38 Class NA
17,436	3.00%, 01/25/2046	15,836
	Series 2017-16 Class PB
288,000	3.00%, 03/25/2047	245,360
	Series 2017-26 Class CG
14,880	3.50%, 07/25/2044	14,751
	Series 2017-34 Class JK
11,578	3.00%, 05/25/2047	11,232
	Series 2017-35 Class AH
19,015	3.50%, 04/25/2053	18,807
	Series 2017-49 Class JA
21,533	4.00%, 07/25/2053	21,339
	Series 2017-84 Class KA
24,665	3.50%, 04/25/2053	24,236
	Series 2018-23 Class LA
34,973	3.50%, 04/25/2048	32,365
	Series 2018-70 Class HA
34,045	3.50%, 10/25/2056	32,970
	Series 2019-12 Class HA
62,366	3.50%, 11/25/2057	58,700
	Series 2019-14 Class CA
59,597	3.50%, 04/25/2049	56,162
	Series 2019-21 Class BD
59,370	3.00%, 09/25/2057	54,322
	Series 2019-45 Class PT
56,197	3.00%, 08/25/2049	49,576
	Series 2020-1 Class AC
221,746	3.50%, 08/25/2058	204,503
	Series 2022-90 Class AY
680,000	4.50%, 12/25/2041	635,407
	Government National Mortgage Association
3,250,000	3.50%, TBA	2,904,823
2,800,000	4.00%, TBA	2,578,749
3,500,000	5.00%, TBA	3,395,137
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 139,063	4.00%, 02/20/2045	$ 130,917
30,449	3.00%, 12/20/2045	26,892
69,242	4.50%, 01/20/2046	66,728
120,640	4.50%, 06/20/2048	115,648
122,151	4.50%, 07/20/2048	117,083
128,869	4.50%, 09/20/2048	123,510
129,587	4.50%, 10/20/2048	124,185
108,280	4.50%, 01/20/2049	103,750
122,775	4.50%, 02/20/2049	117,639
268,204	3.50%, 12/20/2049	241,578
255,938	3.50%, 01/20/2050	230,536
1,255,779	3.00%, 03/20/2050	1,094,316
569,969	3.50%, 10/20/2050	515,484
1,645,244	2.00%, 12/20/2050	1,318,604
2,701,242	2.50%, 03/20/2051	2,257,489
71,079	3.00%, 03/20/2051	61,816
63,899	3.00%, 06/20/2051	55,511
2,837,011	2.50%, 08/20/2051	2,370,905
206,778	2.50%, 09/20/2051	170,124
2,670,372	3.00%, 10/20/2051	2,318,446
510,406	2.50%, 11/20/2051	422,535
1,897,973	2.00%, 12/20/2051	1,519,580
294,275	2.50%, 12/20/2051	242,710
945,441	3.00%, 05/20/2052	820,284
2,204,665	4.50%, 09/20/2052	2,088,289
945,920	4.50%, 11/20/2052	895,746
855,698	3.50%, 02/20/2053	769,080
2,947,374	5.50%, 05/20/2054	2,926,455
	Series 2013-37 Class LG
18,728	2.00%, 01/20/2042	18,120
	Series 2021-135 Class A
1,521,030	2.00%, 08/20/2051	1,220,657
	Uniform Mortgage-Backed Security(f)
600,000	2.00%, TBA	529,720
5,852,000	2.50%, TBA	4,765,722
1,800,000	3.00%, TBA	1,674,584
7,421,000	6.00%, TBA	7,455,206
		141,953,087
TOTAL MORTGAGE-BACKED SECURITIES — 34.83% (Cost $199,289,495)		$189,168,194
MUNICIPAL BONDS AND NOTES
124,743	Commonwealth of Massachusetts Series B 4.11%, 07/15/2031	121,865
	County of Riverside California
420,000	2.96%,02/15/2027	405,699
420,000	3.07%,02/15/2028	399,501
200,000	District of Columbia 3.43%, 04/01/2042	155,189
	Marshall University Series B
100,000	3.13%,05/01/2028	94,830
100,000	3.38%,05/01/2031	90,830

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
	Maryland Economic Development Corp
$ 270,000	4.97%,11/30/2032	$ 264,071
110,000	5.02%,11/30/2033	107,237
115,000	Metropolitan Transportation Authority Series C1 4.75%, 11/15/2045	117,425
20,000	Metropolitan Transportation Authority Series C2 5.18%, 11/15/2049	17,177
50,000	New York State Thruway Authority Series M 2.90%, 01/01/2035	42,689
275,000	New York Transportation Development Corp 4.25%, 09/01/2035	263,248
355,000	Philadelphia Authority for Industrial Development Series C 6.55%, 10/15/2028	374,193
80,000	Regents of The University of California Medical Center Pooled Revenue Series H 6.55%, 05/15/2048	85,917
	State Board of Administration Finance Corp Series A
395,000	1.26%,07/01/2025	388,412
575,000	2.15%,07/01/2030	495,651
	State of California
130,000	7.55%,04/01/2039	153,664
85,000	7.30%,10/01/2039	96,782
15,000	7.63%,03/01/2040	17,675
TOTAL MUNICIPAL BONDS AND NOTES — 0.68% (Cost $4,037,404)		$3,692,055
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
2,080,000	2.90%, 04/12/2032	1,853,910
760,000	2.85%, 03/28/2034	650,070
	Federal Home Loan Bank
560,000	3.38%, 09/10/2032	512,841
600,000	4.75%, 12/10/2032	601,377
2,076,000	Federal National Mortgage Association(d) 0.88%, 08/05/2030	1,714,172
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.98% (Cost $5,945,051)		$5,332,370
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
1,514,648(g)	1.75%, 01/15/2034	1,452,103
13,729(g)	0.63%, 02/15/2043	10,052
331,826(g)	1.38%, 02/15/2044	275,979
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 596,500(g)	0.75%, 02/15/2045	$ 431,977
798,051(g)	0.25%, 02/15/2050	465,061
1,212,678(g)	1.50%, 02/15/2053	970,918
	United States Treasury Note/Bond
5,315,000	1.38%, 08/31/2026(h)(i)	5,072,160
265,000	1.13%, 02/28/2027	248,067
6,585,000	4.25%, 03/15/2027	6,583,282
1,070,000	0.50%, 06/30/2027	975,560
430,000	0.38%, 09/30/2027	386,945
125,000	0.50%, 10/31/2027	112,514
8,765,000	4.13%, 11/15/2027	8,726,324
5,830,000	0.75%, 01/31/2028	5,238,350
2,510,000	1.25%, 05/31/2028	2,266,855
2,870,000	1.25%, 06/30/2028	2,585,929
3,030,000	4.13%, 11/30/2029	2,995,575
5,270,000	1.50%, 02/15/2030	4,576,021
1,340,000	3.75%, 06/30/2030	1,296,290
2,130,000	1.25%, 08/15/2031	1,738,255
3,695,000	1.38%, 11/15/2031	3,019,415
2,290,000	4.50%, 12/31/2031	2,291,906
3,620,000	2.75%, 08/15/2032	3,210,321
2,290,000	3.88%, 08/15/2033	2,179,437
37,700	4.38%, 05/15/2034	37,121
7,200,000	4.25%, 11/15/2034	7,012,343
1,500,000	4.00%, 11/15/2042	1,349,663
2,375,000	3.13%, 02/15/2043	1,876,086
1,200,000	3.88%, 05/15/2043	1,056,125
350,000	4.38%, 08/15/2043	329,323
1,566,000	3.63%, 02/15/2044	1,321,337
610,000	3.13%, 08/15/2044	473,740
3,850,000	2.50%, 02/15/2045	2,671,219
4,140,000	3.00%, 11/15/2045	3,113,132
4,515,000	2.50%, 02/15/2046	3,087,534
260,000	2.50%, 05/15/2046	177,044
1,620,000	2.25%, 08/15/2046	1,045,808
1,500,000	2.88%, 11/15/2046	1,089,750
1,500,000	3.00%, 02/15/2047	1,111,505
8,546,000	3.00%, 05/15/2047	6,315,447
1,170,000	3.00%, 02/15/2048	858,255
300,000	3.13%, 05/15/2048	224,720
685,000	3.38%, 11/15/2048	535,003
910,000	2.38%, 11/15/2049	578,244
5,100,000	1.25%, 05/15/2050	2,417,833
2,730,000	1.63%, 11/15/2050	1,423,436
1,365,000	2.25%, 02/15/2052	827,518
870,000	2.88%, 05/15/2052	608,419
3,485,000	3.00%, 08/15/2052	2,500,370
3,711,400	4.00%, 11/15/2052	3,233,033
2,995,000	3.63%, 05/15/2053	2,434,642
618,000	4.25%, 08/15/2054	564,358
	United States Treasury Strip Coupon(j)
1,842,000	4.57%, 11/15/2029	1,477,862
390,000	4.64%, 08/15/2030	301,256
390,000	4.68%, 11/15/2030	297,271
390,000	4.73%, 11/15/2031	282,743
831,000	4.72%, 05/15/2032	588,755

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 390,000	4.78%, 08/15/2033	$ 259,431
TOTAL U.S. TREASURY BONDS AND NOTES — 19.99% (Cost $123,850,367)		$108,589,622
Shares
COMMON STOCK
Consumer, Cyclical — 0.00%(k)
761	Superior Energy Services LLC(l)	23,971
TOTAL COMMON STOCK — 0.00%(k) (Cost $50,000)		$23,971
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,849,000	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(m), 4.43%(n)	2,849,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.53% (Cost $2,849,000)		$2,849,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 10.40%
	U.S. Treasury Bills(j)
$ 40,000	4.54%, 01/09/2025	$ 39,960
1,765,000	4.46%, 01/14/2025	1,762,161
8,865,000	4.50%, 01/21/2025	8,842,909
11,470,000	4.25%, 01/28/2025	11,433,599
3,700,000	4.27%, 01/30/2025	3,687,332
4,195,000	4.29%, 02/06/2025	4,177,094
18,940,000	4.27%, 02/11/2025	18,848,379
5,200,000	4.48%, 02/27/2025	5,163,371
2,555,000	4.34%, 03/06/2025	2,535,451
TOTAL SHORT TERM INVESTMENTS — 10.40% (Cost $56,490,256)		$56,490,256
TOTAL INVESTMENTS — 102.76% (Cost $592,441,603)		$558,139,671
OTHER ASSETS & LIABILITIES, NET — (2.76)%		$(14,997,025)
TOTAL NET ASSETS — 100.00%		$543,142,646

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the aggregate fair value of 144A securities was $99,623,381, representing 18.34% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2024.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2024. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of December 31, 2024.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(g)	Principal amount of the security is adjusted for inflation.
(h)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(i)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Represents less than 0.005% of net assets.
(l)	Non-income producing security.
(m)	Collateral received for securities on loan.
(n)	Rate shown is the 7-day yield as of December 31, 2024.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
As of December 31, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
ICE 3 Month SONIA	31	GBP	7,433	Dec 2025	$(15,671)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
As of December 31, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
U.S. 10 Year Treasury Note Futures	47	USD	5,111	Mar 2025	$(33,263)
U.S. 10 Year Ultra Treasury Note Futures	17	USD	1,892	Mar 2025	(57,375)
U.S. 2 Year Treasury Note Futures	251	USD	51,608	Mar 2025	17,128
U.S. 5 Year Treasury Note Futures	183	USD	19,454	Mar 2025	(24,999)
U.S. Treasury Bond Futures	69	USD	7,855	Mar 2025	(194,983)
U.S. Ultra Long Term Treasury Bond Futures	96	USD	11,415	Mar 2025	(463,603)
Short
Euro-Bund Futures	1	EUR	133	Mar 2025	3,676
U.S. 10 Year Treasury Note Futures	18	USD	1,958	Mar 2025	(2,156)
U.S. 10 Year Ultra Treasury Note Futures	26	USD	2,894	Mar 2025	41,626
U.S. Ultra Long Term Treasury Bond Futures	15	USD	1,784	Mar 2025	50,849
				Net Depreciation	$(678,771)
As of December 31, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized (Depreciation)
UBS	EUR	216,398	USD	234,729	01/16/2025	$(10,403)
					Net Depreciation	$(10,403)
As of December 31, 2024, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Sell Credit Protection
CDX.NA.IG.42.V1(c)	USD	6,592	$148,452	$126,971	1.00%	06/20/2029	$21,480	0.45%	Quarterly	-
CDX.NA.IG.43(c)	USD	10,875	242,936	247,673	1.00	12/20/2029	(4,738)	0.50	Quarterly	-
			$391,388	$374,644		Net Appreciation	$16,742
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
As of December 31, 2024, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
4.40%	Daily	1-day EFFR	Daily	USD	115,820	03/19/2025	$12,338	$2,204	$10,135
1-day SOFR	Annual	3.50%	Annual	USD	470	04/19/2025	1,286	3,460	(2,174)
4.00%	Annual	6-mo. NIBOR	Semi-Annual	NOK	73,230	03/19/2027	(27,222)	1,477	(28,670)
4.25%	Annual	1-day SONIA	Annual	GBP	10,620	03/19/2027	15,581	40,436	(24,126)
2.00%	Annual	3-mo. STIBOR	Quarterly	SEK	34,560	03/19/2027	(20,806)	(277)	(20,539)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
As of December 31, 2024, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SARON	Annual	0.25%	Annual	CHF	5,230	03/19/2027	$(27,714)	$(17,290)	$(10,940)
3-mo. BBSW	Quarterly	4.25%	Quarterly	AUD	1,350	03/19/2027	(7,830)	(6,281)	(1,726)
1-day EUROSTR	Annual	2.50%	Annual	EUR	6,100	03/19/2027	(74,318)	(73,723)	(1,568)
2.50%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	740	03/19/2027	5,822	5,518	383
1-day TONA	Annual	0.75%	Annual	JPY	383,000	03/19/2027	(2,649)	(3,257)	481
1-day SOFR	Annual	3.50%	Annual	USD	440	03/19/2027	4,545	3,170	1,375
3.00%	Semi-Annual	1-day CORRA	Semi-Annual	CAD	1,010	03/19/2027	4,473	2,495	2,000
1-day SONIA	Annual	4.00%	Annual	GBP	440	03/19/2027	1,917	(348)	2,261
1-day SOFR	Annual	3.00%	Annual	USD	12,450	03/19/2027	248,559	214,657	31,635
3.50%	Annual	1-day SONIA	Annual	GBP	8,924	08/31/2027	(48,158)	(37,301)	(12,001)
2.14%	Annual	3-mo. EURIBOR	Quarterly	EUR	37,370	11/20/2027	61	27,434	(26,877)
6-mo. EURIBOR	Semi-Annual	2.18%	Annual	EUR	37,370	11/20/2027	1,774	(27,831)	29,103
3.50%	Annual	1-day SONIA	Annual	GBP	1,832	12/04/2027	(9,069)	(3,089)	(6,017)
2.50%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	3,939	05/14/2028	25,149	10,467	15,072
1-day SOFR	Annual	3.70%	Annual	USD	3,950	05/31/2029	50,911	(3,911)	54,823
1-day SONIA	Annual	3.50%	Annual	GBP	8,272	08/31/2029	64,084	26,761	37,924
3.04%	Annual	1-day SOFR	Annual	USD	4,170	09/13/2029	(70,000)	(18,086)	(51,914)
1-day CORRA	Semi-Annual	2.46%	Semi-Annual	CAD	5,560	09/13/2029	16,433	11,303	5,753
1-day SONIA	Annual	3.50%	Annual	GBP	1,704	12/06/2029	13,011	4,226	8,835
2.25%	Annual	3-mo. STIBOR	Quarterly	SEK	31,800	03/19/2030	(35,149)	18,133	(53,041)
2.75%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	2,260	03/19/2030	58,927	74,621	(14,923)
1-day SONIA	Annual	3.75%	Annual	GBP	60	03/19/2030	861	187	678
4.25%	Semi-Annual	6-mo. BBSW	Semi-Annual	AUD	2,400	03/19/2030	14,914	14,082	1,373
4.00%	Semi-Annual	3-mo. BBR-FRA	Quarterly	NZD	1,860	03/19/2030	23,917	17,533	7,190
1-day SOFR	Annual	3.00%	Annual	USD	1,420	03/19/2030	65,404	54,610	10,793
1-day TONA	Annual	0.75%	Annual	JPY	1,353,000	03/19/2030	30,343	15,915	15,050
2.80%	Semi-Annual	1-day CORRA	Semi-Annual	CAD	5,860	09/11/2031	(14,649)	(9,539)	(5,637)
1-day SOFR	Annual	3.22%	Annual	USD	4,430	09/12/2031	60,115	12,935	47,180
3.00%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	2,670	11/10/2033	67,409	48,787	20,589
1-day TONA	Annual	1.30%	Annual	JPY	188,550	08/02/2034	(1,273)	(3,421)	1,925
3.50%	Annual	1-day SONIA	Annual	GBP	1,669	08/28/2034	(43,819)	(14,838)	(29,236)
2.50%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	4,429	11/08/2034	2,973	16,653	(13,440)
3.50%	Annual	1-day SONIA	Annual	GBP	344	12/04/2034	(9,311)	(5,724)	(3,655)
2.50%	Annual	3-mo. STIBOR	Quarterly	SEK	12,240	03/19/2035	(21,345)	22,278	(43,327)
3.75%	Annual	1-day SONIA	Annual	GBP	340	03/19/2035	(10,555)	422	(10,970)
4.50%	Semi-Annual	6-mo. BBSW	Semi-Annual	AUD	950	03/19/2035	7,672	12,147	(4,008)
1-day CORRA	Semi-Annual	2.75%	Semi-Annual	CAD	300	03/19/2035	3,649	7,124	(3,462)
1-day SOFR	Annual	3.25%	Annual	USD	80	03/19/2035	5,326	4,379	947
4.25%	Semi-Annual	3-mo. BBR-FRA	Quarterly	NZD	1,580	03/19/2035	23,712	22,690	2,065
1-day SARON	Annual	0.50%	Annual	CHF	650	03/19/2035	(8,324)	(13,314)	4,568
6-mo. NIBOR	Semi-Annual	3.75%	Annual	NOK	4,870	03/19/2035	9,260	(3,738)	12,922
6-mo. EURIBOR	Semi-Annual	2.75%	Annual	EUR	1,080	03/19/2035	(39,821)	(58,094)	17,674
3.00%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	2,240	05/15/2035	47,650	(3,748)	50,927
2.15%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	1,960	08/09/2037	(33,575)	(45,412)	9,986
3.00%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	2,540	01/25/2039	41,513	(10,163)	51,253
3.94%	Annual	1-day SOFR	Annual	USD	2,380	12/13/2039	(20,665)	(4,263)	(16,403)
6-mo. EURIBOR	Semi-Annual	1.45%	Annual	EUR	5,000	08/10/2042	169,873	159,199	17,224
6-mo. EURIBOR	Semi-Annual	2.50%	Annual	EUR	6,030	01/25/2044	(53,082)	19,663	(71,841)
2.16%	Annual	1-day TONA	Annual	JPY	226,720	08/02/2044	(19,960)	1,710	(21,562)
6-mo. EURIBOR	Semi-Annual	2.50%	Annual	EUR	2,832	11/08/2044	(25,356)	(36,970)	10,891
1.05%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	2,930	08/11/2047	(77,254)	(76,840)	(3,477)
2.00%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	3,560	01/25/2049	27,743	10,666	17,580
1-day SOFR	Annual	2.88%	Annual	USD	440	03/15/2053	80,109	4,569	75,540
1-day SOFR	Annual	2.97%	Annual	USD	1,235	03/15/2053	206,247	(1,134)	207,381
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of December 31, 2024
As of December 31, 2024, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
6-mo. EURIBOR	Semi-Annual	2.00%	Annual	EUR	1,050	05/17/2053	$(9,548)	$3,158	$(12,464)
1-day SOFR	Annual	3.25%	Annual	USD	365	06/21/2053	43,799	1,138	42,661
1-day SOFR	Annual	3.59%	Annual	USD	670	09/20/2053	41,716	720	40,996
6-mo. EURIBOR	Semi-Annual	2.50%	Annual	EUR	1,300	11/10/2053	(78,029)	(62,570)	(18,409)
1-day SOFR	Annual	3.36%	Annual	USD	1,190	12/13/2054	17,845	5,645	12,200
6-mo. EURIBOR	Semi-Annual	2.50%	Annual	EUR	930	03/19/2055	(73,838)	(106,938)	31,997
							$653,602	$254,472	$398,963
Abbreviations
BBR-FRA	New Zealand Dollar Bank Bill Rate-Forward Rate Agreement Basis Swap
BBSW	Australian Bank Bill Swap Rate
CORRA	Canadian Overnight Repo Rate Average
EFFR	Effective Federal Funds Rate
EURIBOR	Euro Interbank Offered Rate
EUROSTR	Euro short term rate
NIBOR	Norwegian Interbank Offered Rate
SARON	Swiss Average Rate Overnight interest rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
STIBOR	Swedish Krona Stockholm Interbank Offered Rate
TONA	Tokyo Overnight Average Rate
UBS	UBS AG
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.01%
397,000	Aligned Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.00%, 08/17/2048	$ 402,764
500,000	AMSR Trust(b) Series 2019-SFR1 Class B 3.02%, 01/19/2039	479,857
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2023-4A Class A
370,000	5.49%, 06/20/2029	375,809
	Series 2023-8A Class A
281,000	6.02%, 02/20/2030	291,348
545,000	Ballyrock Ltd(b)(c) Series 2023-24A Class A1 6.43%, 07/15/2036 3-mo. SOFR + 1.77%	546,090
105,713	Carvana Auto Receivables Trust Series 2021-N2 Class C 1.07%, 03/10/2028	101,619
204,585	CNH Capital Canada Receivables Trust(b) Series 2021-1A Class A2 CAD, 1.00%, 11/16/2026	140,816
	CyrusOne Data Centers Issuer I LLC(b)
	Series 2023-1A Class B
115,278	5.45%, 04/20/2048	112,996
	Series 2023-2A Class A2
502,000	5.56%, 11/20/2048	501,854
212,000	Ent Auto Receivables Trust(b) Series 2023-1A Class A3 6.24%, 01/16/2029	215,041
1,232,000	Ford Auto Securitization Trust II(b) Series 2022-AA Class A3 CAD, 5.40%, 09/15/2028	881,772
550,000	Invesco US Ltd(b)(c) Series 2023-3A Class A 6.46%, 07/15/2036 3-mo. SOFR + 1.80%	553,030
187,818	MetroNet Infrastructure Issuer LLC(b) Series 2024-1A Class A2 6.23%, 04/20/2054	191,590
221,089	Mosaic Solar Loan Trust(b) Series 2023-2A Class A 5.36%, 09/22/2053	212,351
539,672	Octagon Ltd(b)(c) Series 2023-2A Class A 6.47%, 04/20/2036 3-mo. SOFR + 1.85%	541,684
975,000	OneMain Financial Issuance Trust(b) Series 2020-2A Class A 1.75%, 09/14/2035	936,457
141,774	Purewest Funding LLC(b) Series 2021-1 Class A1 4.09%, 12/22/2036	139,288
Principal Amount(a)		Fair Value
Non-Agency — (continued)
575,000	Regatta XXV Funding Ltd(b)(c) Series 2023-1A Class A 6.56%, 07/15/2036 3-mo. SOFR + 1.90%	$ 578,027
565,000	Retained Vantage Data Centers Issuer LLC(b) Series 2023-1A Class A2A 5.00%, 09/15/2048	555,941
225,350	SpringCastle America Funding LLC(b) Series 2020-AA Class A 1.97%, 09/25/2037	207,011
156,000	Stack Infrastructure Issuer LLC(b) Series 2023-1A Class A2 5.90%, 03/25/2048	157,340
92,055	Sunnova Hestia I Issuer LLC(b) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	93,157
745,333	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	673,969
823,894	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 04/20/2049	816,226
566,158	Tricon American Homes Trust(b) Series 2019-SFR1 Class A 2.75%, 03/17/2038	554,200
338,297	Trinity Rail Leasing LLC(b) Series 2020-2A Class A1 1.83%, 11/19/2050	321,692
574,000	Vantage Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.32%, 03/16/2048	582,747
		11,164,676
U.S. Government Agency — 0.04%
249,711	Federal Home Loan Mortgage Corp Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	237,931
TOTAL ASSET-BACKED SECURITIES — 2.05% (Cost $11,462,862)		$11,402,607
CORPORATE BONDS AND NOTES
Basic Materials — 0.48%
600,000	BASF SE EUR, 4.25%, 03/08/2032	659,463
	Corp Nacional del Cobre de Chile(b)
540,000	5.95%, 01/08/2034	535,364
220,000	6.30%, 09/08/2053	214,537
200,000	Inversiones CMPC SA(b) 6.13%, 06/23/2033	200,546

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Basic Materials — (continued)
800,000	Linde PLC EUR, 3.20%, 02/14/2031	$ 839,698
200,000	POSCO(b) 5.75%, 01/17/2028	203,554
		2,653,162
Communications — 0.82%
	Charter Communications Operating LLC / Charter Communications Operating Capital
480,000	6.55%, 06/01/2034	490,996
683,000	4.80%, 03/01/2050	513,040
924,000	3.85%, 04/01/2061	556,793
314,000	NBN Co Ltd EUR, 4.38%, 03/15/2033	351,954
700,000	Orange SA(d) EUR, 5.38%, Perpetual	771,302
700,000	TDF Infrastructure SASU EUR, 5.63%, 07/21/2028	771,126
1,046,000	Verizon Communications Inc EUR, 3.50%, 06/28/2032	1,100,559
		4,555,770
Consumer, Cyclical — 0.69%
	Alimentation Couche-Tard Inc(b)
696,000	EUR, 3.65%, 05/12/2031	725,739
300,000	EUR, 4.01%, 02/12/2036	314,440
523,000	Aptiv Swiss Holdings Ltd EUR, 4.25%, 06/11/2036	548,878
200,000	Ford Motor Credit Co LLC 7.12%, 11/07/2033	208,737
	General Motors Financial Co Inc
270,000	6.10%, 01/07/2034	273,911
120,000	5.45%, 09/06/2034	116,458
	Kering SA
400,000	EUR, 3.63%, 09/05/2031	419,710
400,000	EUR, 3.38%, 03/11/2032	411,684
380,000	Volkswagen Financial Services AG EUR, 3.88%, 09/10/2030	397,656
100,000	Volkswagen International Finance NV(d) EUR, 3.88%, Perpetual	101,018
317,000	Volkswagen Leasing GmbH EUR, 4.75%, 09/25/2031	346,927
		3,865,158
Consumer, Non-Cyclical — 3.91%
530,000	AA Bond Co Ltd GBP, 5.50%, 07/31/2027	655,687
600,000	ASTM SpA EUR, 2.38%, 11/25/2033	548,618
	Autostrade per l'Italia SpA
1,556,000	EUR, 2.00%, 01/15/2030	1,501,799
480,000	EUR, 4.75%, 01/24/2031	525,885
1,009,000	EUR, 2.25%, 01/25/2032	948,056
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
226,000	EUR, 5.13%, 06/14/2033	$ 251,808
349,000	EUR, 4.63%, 02/28/2036	371,876
600,000	Bayer AG EUR, 7.00%, 09/25/2083	656,284
598,000	Becton Dickinson & Co EUR, 3.83%, 06/07/2032	634,759
532,000	Becton Dickinson Euro Finance SARL EUR, 4.03%, 06/07/2036	567,781
336,000	Bristol-Myers Squibb Co 6.25%, 11/15/2053	355,951
320,000	Carlsberg Breweries A/S EUR, 4.25%, 10/05/2033	352,352
	CVS Health Corp
1,062,000	5.70%, 06/01/2034	1,043,870
360,000	5.05%, 03/25/2048	296,836
505,000	6.05%, 06/01/2054	473,710
226,000	Diageo Finance PLC EUR, 3.13%, 02/28/2031	235,434
790,000	Eurofins Scientific SE EUR, 4.75%, 09/06/2030	859,238
517,000	Global Payments Inc EUR, 4.88%, 03/17/2031	565,445
1,880,000	HCA Inc 5.45%, 04/01/2031	1,876,216
502,000	JDE Peet's NV EUR, 4.50%, 01/23/2034	548,282
379,000	Kroger Co 5.65%, 09/15/2064	355,677
	Medtronic Inc
700,000	EUR, 4.15%, 10/15/2043	751,047
498,000	EUR, 4.15%, 10/15/2053	537,678
500,000	Merck KGaA EUR, 3.88%, 08/27/2054	521,546
1,950,000	Motability Operations Group PLC EUR, 3.50%, 07/17/2031	2,044,514
	MSD Netherlands Capital BV
266,000	EUR, 3.50%, 05/30/2037	278,170
272,000	EUR, 3.75%, 05/30/2054	278,008
	Pfizer Investment Enterprises Pte Ltd
680,000	5.30%, 05/19/2053	636,699
380,000	5.34%, 05/19/2063	348,818
670,000	Royalty Pharma PLC 5.90%, 09/02/2054	636,228
	Sartorius Finance BV
700,000	EUR, 4.50%, 09/14/2032	763,953
700,000	EUR, 4.88%, 09/14/2035	777,758
150,000	Thermo Fisher Scientific Finance I BV EUR, 1.63%, 10/18/2041	114,194
646,000	Viatris Inc 4.00%, 06/22/2050	440,135
		21,754,312
Energy — 3.08%
461,000	Coterra Energy Inc 5.40%, 02/15/2035	447,028

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Energy — (continued)
	Diamondback Energy Inc
243,000	5.75%, 04/18/2054	$ 228,038
296,000	5.90%, 04/18/2064	277,865
480,000	Enbridge Inc 8.50%, 01/15/2084	533,114
488,000	Energy Transfer LP 6.05%, 09/01/2054	477,607
	Eni SpA(b)
336,000	5.50%, 05/15/2034	332,092
631,000	5.95%, 05/15/2054	605,807
	Petroleos Mexicanos
6,936,000	EUR, 4.75%, 02/26/2029	6,610,858
6,088,000	6.95%, 01/28/2060	4,180,323
320,000	Raizen Fuels Finance SA(b) 6.45%, 03/05/2034	316,293
440,000	South Bow Canadian Infrastructure Holdings Ltd(b) 7.50%, 03/01/2055	454,969
	South Bow USA Infrastructure Holdings LLC(b)
487,000	5.58%, 10/01/2034	473,656
452,000	6.18%, 10/01/2054	437,509
540,000	Var Energi ASA EUR, 7.86%, 11/15/2083	617,320
800,000	Wintershall Dea Finance 2 BV(d) EUR, 3.00%, Perpetual	770,964
400,000	Wintershall Dea Finance BV EUR, 1.82%, 09/25/2031	360,247
		17,123,690
Financial — 6.64%
900,000	ABN AMRO Bank NV(b) 5.52%, 12/03/2035	879,972
503,000	Alexandria Real Estate Equities Inc REIT 5.25%, 05/15/2036	488,132
766,000	Athora Netherlands NV EUR, 5.38%, 08/31/2032	815,296
1,692,000	Avolon Holdings Funding Ltd(b) 2.75%, 02/21/2028	1,567,924
300,000	Banco de Credito Social Cooperativo SA EUR, 5.25%, 11/27/2031	315,417
600,000	Banque Federative du Credit Mutuel SA EUR, 4.75%, 11/10/2031	662,374
320,000	Barclays PLC(d) GBP, 9.25%, Perpetual	424,823
	BNP Paribas SA
200,000	EUR, 6.88%, Perpetual(d)	219,082
789,000	7.75%, Perpetual(b)(d)	806,575
1,700,000	EUR, 4.75%, 11/13/2032	1,877,743
	BPCE SA
600,000	EUR, 4.50%, 01/13/2033	652,400
1,400,000	EUR, 2.13%, 10/13/2046	1,246,162
1,330,000	Citigroup Inc EUR, 3.75%, 05/14/2032	1,404,976
1,190,000	Citizens Financial Group Inc 5.84%, 01/23/2030	1,207,531
Principal Amount(a)		Fair Value
Financial — (continued)
440,000	Comerica Inc 5.98%, 01/30/2030	$ 444,932
	Commerzbank AG(d)
800,000	EUR, 6.13%, Perpetual	835,932
400,000	EUR, 6.50%, Perpetual	428,759
400,000	Cooperatieve Rabobank UA(d) EUR, 4.88%, Perpetual	406,986
1,100,000	Credit Agricole SA EUR, 4.38%, 11/27/2033	1,202,732
	Deutsche Bank AG
900,000	EUR, 1.75%, 11/19/2030	858,869
300,000	EUR, 5.63%, 05/19/2031	317,110
560,000	Discover Financial Services 7.96%, 11/02/2034	640,001
260,000	Eurobank Ergasias Services and Holdings SA EUR, 6.25%, 04/25/2034	291,877
143,000	Heimstaden Bostad Treasury BV EUR, 1.63%, 10/13/2031	125,879
392,000	Huntington Bancshares Inc 6.14%, 11/18/2039	391,491
500,000	Indigo Group SAS EUR, 4.50%, 04/18/2030	543,981
	Intesa Sanpaolo SpA
1,120,000	EUR, 7.75%, Perpetual(d)	1,226,792
650,000	8.25%, 11/21/2033(b)	729,099
400,000	JAB Holdings BV EUR, 5.00%, 06/12/2033	452,124
	JPMorgan Chase & Co
183,000	6.25%, 10/23/2034	193,412
714,000	5.34%, 01/23/2035	709,466
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	993,229
	Morgan Stanley
191,000	6.63%, 11/01/2034	205,246
600,000	5.47%, 01/18/2035	596,648
1,580,000	Nasdaq Inc EUR, 4.50%, 02/15/2032	1,747,363
700,000	P3 Group SARL EUR, 4.00%, 04/19/2032	728,763
	Raiffeisen Bank International AG
400,000	EUR, 4.63%, 08/21/2029	428,774
900,000	EUR, 2.88%, 06/18/2032	897,913
300,000	EUR, 7.38%, 12/20/2032	335,914
	SBA Tower Trust REIT(b)
600,000	2.84%, 01/15/2025	599,384
840,000	1.88%, 01/15/2026	813,915
350,000	Societe Generale SA(b)(d) 9.38%, Perpetual	363,820
366,000	Truist Financial Corp 5.12%, 01/26/2034	355,705
	UBS Group AG
1,932,000	EUR, 7.75%, 03/01/2029	2,279,519
519,000	EUR, 0.88%, 11/03/2031	458,992
903,000	WEA Finance LLC / Westfield UK & Europe Finance PLC REIT(b) 4.75%, 09/17/2044	722,829

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Financial — (continued)
	WEA Finance LLC REIT(b)
960,000	2.88%, 01/15/2027	$ 913,622
125,000	4.13%, 09/20/2028	118,857
90,000	4.63%, 09/20/2048	70,586
	Wells Fargo & Co
200,000	EUR, 3.90%, 07/22/2032	212,760
690,000	5.56%, 07/25/2034	689,079
429,000	WP Carey Inc REIT EUR, 3.70%, 11/19/2034	438,724
557,000	Zions Bancorp NA 6.82%, 11/19/2035	560,880
		36,900,371
Industrial — 1.83%
400,000	Abertis Infraestructuras Finance BV(d) EUR, 3.25%, Perpetual	411,536
1,200,000	Aena SME SA EUR, 4.25%, 10/13/2030	1,308,479
768,000	Amcor UK Finance PLC EUR, 3.95%, 05/29/2032	808,880
350,000	Canadian Pacific Railway Co 3.10%, 12/02/2051	227,419
500,000	Cellnex Finance Co SA EUR, 2.00%, 09/15/2032	467,126
800,000	Cellnex Telecom SA EUR, 1.75%, 10/23/2030	761,854
	Deutsche Bahn Finance GMBH
892,000	EUR, 1.88%, 05/24/2030	883,288
620,000	EUR, 1.63%, 08/16/2033	581,848
534,000	EUR, 1.38%, 03/03/2034	482,310
320,000	EUR, 0.63%, 04/15/2036	253,989
333,000	DS Smith PLC EUR, 4.50%, 07/27/2030	363,636
300,000	Eaton Capital ULC EUR, 3.60%, 05/21/2031	320,137
510,000	GFL Environmental Inc(b) 6.75%, 01/15/2031	523,696
106,000	Honeywell International Inc EUR, 4.13%, 11/02/2034	115,344
838,000	John Deere Capital Corp 4.50%, 01/16/2029	830,414
756,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA EUR, 3.13%, 12/11/2033	766,895
376,000	Smurfit Kappa Treasury Unlimited Liability Co(b) EUR, 3.81%, 11/27/2036	395,677
680,000	Waste Management Inc 4.95%, 03/15/2035	662,964
		10,165,492
Technology — 0.80%
	Foundry JV Holdco LLC(b)
634,000	6.15%, 01/25/2032	639,658
640,000	6.25%, 01/25/2035	644,203
Principal Amount(a)		Fair Value
Technology — (continued)
402,000	Hewlett Packard Enterprise Co 4.85%, 10/15/2031	$ 392,062
	Intel Corp
450,000	5.70%, 02/10/2053	397,974
794,000	5.60%, 02/21/2054	696,284
1,074,000	Oracle Corp 3.65%, 03/25/2041	837,445
1,000,000	Ubisoft Entertainment SA EUR, 0.88%, 11/24/2027	868,431
		4,476,057
Utilities — 3.39%
500,000	Amprion GmbH EUR, 3.63%, 05/21/2031	528,393
500,000	CEZ AS EUR, 4.25%, 06/11/2032	529,115
390,000	Constellation Energy Generation LLC 5.75%, 03/15/2054	379,182
1,785,000	Duke Energy Carolinas LLC 4.85%, 01/15/2034	1,730,062
	Electricite de France SA
400,000	EUR, 7.50%, Perpetual(d)	457,294
300,000	EUR, 4.63%, 01/25/2043	321,065
1,000,000	EUR, 2.00%, 12/09/2049	671,718
1,300,000	EnBW International Finance BV EUR, 4.30%, 05/23/2034	1,425,078
	Enel Finance International NV
682,000	EUR, 0.75%, 06/17/2030(e)	623,202
580,000	EUR, 0.88%, 01/17/2031	525,429
	Engie SA
400,000	EUR, 4.25%, 09/06/2034	433,821
400,000	EUR, 4.50%, 09/06/2042	435,896
510,000	ESB Finance Designated Activity Co EUR, 3.75%, 01/25/2043	522,173
800,000	FLUVIUS System Operator CV EUR, 3.88%, 05/09/2033	851,648
1,493,000	National Grid North America Inc EUR, 1.05%, 01/20/2031	1,355,137
1,150,000	National Grid PLC EUR, 0.75%, 09/01/2033	948,123
	Northumbrian Water Finance PLC
859,000	GBP, 6.38%, 10/28/2034	1,104,949
115,000	GBP, 5.50%, 10/02/2037	136,471
	RWE Finance US LLC(b)
460,000	5.88%, 04/16/2034	461,407
440,000	6.25%, 04/16/2054	434,564
	Severn Trent Utilities Finance PLC
480,000	EUR, 4.00%, 03/05/2034	508,274
146,000	GBP, 5.25%, 04/04/2036	177,055
	Suez SACA
400,000	EUR, 2.38%, 05/24/2030	396,589
200,000	EUR, 5.00%, 11/03/2032	226,413
700,000	EUR, 4.50%, 11/13/2033	770,357

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Utilities — (continued)
1,021,000	United Utilities Water Finance PLC EUR, 3.75%, 05/23/2034	$ 1,062,014
	Vistra Operations Co LLC(b)
1,051,000	3.70%, 01/30/2027	1,022,972
834,000	4.30%, 07/15/2029	795,928
		18,834,329
TOTAL CORPORATE BONDS AND NOTES — 21.64% (Cost $124,348,935)		$120,328,341
FOREIGN GOVERNMENT BONDS AND NOTES
363,000	Africa Finance Corp 4.38%, 04/17/2026	356,656
	Australia Government Bond
2,675,000	AUD, 4.50%, 04/21/2033	1,679,897
500,000	AUD, 3.00%, 03/21/2047	232,796
90,000,000	Bonos de la Tesoreria de la Republica en pesos(b) CLP, 4.70%, 09/01/2030	87,057
24,252	Brazil Notas do Tesouro Nacional Serie F BRL, 10.00%, 01/01/2035	2,946,981
	Bundesrepublik Deutschland Bundesanleihe
3,951,000	EUR, 2.40%, 11/15/2030	4,141,922
93,000	EUR, 2.11%, 02/15/2031	84,735
505,000	EUR, 1.70%, 08/15/2032	504,378
1,561,000	EUR, 2.30%, 02/15/2033	1,620,734
1,915,000	EUR, 3.25%, 07/04/2042	2,163,405
200,000	EUR, 2.54%, 08/15/2050	108,441
	Canadian Government Bond
2,150,000	CAD, 3.25%, 09/01/2028	1,511,035
2,425,000	CAD, 1.75%, 12/01/2053	1,183,019
	China Government Bond
47,900,000	CNY, 3.81%, 09/14/2050	8,959,988
1,090,000	CNY, 3.73%, 05/25/2070	223,495
1,550,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	273,999
	European Union
830,000	EUR, 3.13%, 12/04/2030	884,964
1,474,000	EUR, 0.20%, 06/04/2036	1,125,201
460,000	EUR, 0.45%, 07/04/2041	310,311
429,000	EUR, 3.38%, 11/04/2042	451,211
510,000	EUR, 4.00%, 04/04/2044	577,200
168,000	EUR, 2.63%, 02/04/2048	155,874
451,247	EUR, 3.00%, 03/04/2053	436,481
	Finland Government Bond(b)
750,000	EUR, 0.50%, 09/15/2027	742,964
150,000	EUR, 3.00%, 09/15/2033	158,134
	French Republic Government Bond OAT(b)
1,025,000	EUR, 2.75%, 02/25/2029	1,067,524
2,400,000	EUR, 3.00%, 05/25/2033	2,472,889
1,475,000	EUR, 4.00%, 10/25/2038	1,628,878
650,000	EUR, 3.25%, 05/25/2055	615,567
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Hellenic Republic Government Bond(b)
361,000	EUR, 4.38%, 07/18/2038	$ 406,413
1,755,000	EUR, 4.13%, 06/15/2054	1,888,346
70,000	Hungary Government Bond HUF, 2.25%, 04/20/2033	129
	Iceland Rikisbref
150,051,888	ISK, 6.50%, 01/24/2031	1,057,208
141,644,768	ISK, 7.00%, 09/17/2035	1,049,743
286,078,016	ISK, 4.50%, 02/17/2042	1,660,204
	Indonesia Treasury Bond
18,826,999,808	IDR, 7.00%, 09/15/2030	1,166,500
12,050,000,128	IDR, 7.50%, 04/15/2040	774,298
450,000	Ireland Government Bond EUR, 2.60%, 10/18/2034	464,451
	Italy Buoni Poliennali Del Tesoro
5,250,000	EUR, 4.40%, 05/01/2033	5,878,386
1,652,000	EUR, 0.95%, 03/01/2037(b)	1,266,555
100,000	EUR, 2.45%, 09/01/2050(b)	78,419
394,000	EUR, 2.15%, 09/01/2052(b)	283,580
699,000	EUR, 2.15%, 03/01/2072(b)	459,637
	Japan Government Forty Year Bond
328,600,000	JPY, 1.00%, 03/20/2062	1,353,140
132,350,000	JPY, 2.20%, 03/20/2064	771,970
	Japan Government Ten Year Bond
669,400,000	JPY, 0.10%, 03/20/2027	4,210,398
600,000,000	JPY, 0.10%, 12/20/2027	3,756,840
	Japan Government Thirty Year Bond
589,699,968	JPY, 1.50%, 03/20/2045	3,496,412
163,700,000	JPY, 0.80%, 12/20/2047	809,204
23,950,000	JPY, 0.70%, 12/20/2050	109,014
606,049,984	JPY, 1.60%, 12/20/2053	3,335,095
880,000,016	JPY, 2.20%, 06/20/2054	5,537,716
800,300,032	JPY, 2.10%, 09/20/2054	4,920,056
	Japan Government Twenty Year Bond
431,500,000	JPY, 1.50%, 06/20/2034	2,850,897
360,800,000	JPY, 1.40%, 12/20/2042	2,161,888
159,000,000	JPY, 1.10%, 03/20/2043	903,262
	Kingdom of Belgium Government Bond(b)
1,518,000	EUR, 3.00%, 06/22/2033	1,587,850
750,000	EUR, 3.30%, 06/22/2054	742,068
	Korea Treasury Bond
1,030,000,000	KRW, 3.13%, 09/10/2052	746,856
857,000,000	KRW, 3.25%, 03/10/2053	638,451
4,710,000	Malaysia Government Bond MYR, 4.64%, 11/07/2033	1,115,254
	Mexican Bonos
2,435,000(f)	MXN, 5.50%, 03/04/2027	10,687,566
412,000(f)	MXN, 7.50%, 06/03/2027	1,875,350
1,370,500(f)	MXN, 8.50%, 03/01/2029	6,232,551
341,600(f)	MXN, 7.75%, 05/29/2031	1,458,849
138,000(f)	MXN, 7.75%, 11/23/2034	552,311

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
3,990,000	Mexico Government International Bond EUR, 4.00%, 03/15/2115	$ 2,974,585
1,300,000	Netherlands Government Bond(b) EUR, 2.50%, 07/15/2034	1,336,156
	New South Wales Treasury Corp
1,961,000	AUD, 2.00%, 03/08/2033	981,350
989,000	AUD, 4.75%, 02/20/2035	595,748
1,060,400	AUD, 4.25%, 02/20/2036	603,565
	New Zealand Government Bond
6,358,000	NZD, 2.00%, 05/15/2032	3,057,714
7,005,000	NZD, 3.50%, 04/14/2033	3,690,450
4,730,000	NZD, 4.25%, 05/15/2034	2,611,185
393,000	Peru Government Bond PEN, 6.15%, 08/12/2032	103,662
320,000	Peruvian Government International Bond(b) PEN, 7.60%, 08/12/2039	88,345
500,000	Portugal Obrigacoes do Tesouro OT(b) EUR, 2.88%, 10/20/2034	518,863
937,000	Province of Ontario Canada CAD, 4.15%, 12/02/2054	649,142
942,000	Queensland Treasury Corp(b) AUD, 1.75%, 07/20/2034	436,845
	Republic of Austria Government Bond(b)
1,480,000	EUR, 2.90%, 05/23/2029	1,565,230
1,100,000	EUR, 2.90%, 02/20/2034	1,150,557
8,999,999,488	Republic of Colombia COP, 13.25%, 02/09/2033	2,209,860
	Republic of Poland Government Bond
2,312,000	PLN, 3.25%, 07/25/2025(g)	554,362
1,325,000	PLN, 6.00%, 10/25/2033	324,719
639,000	Republic of Poland Government International Bond 5.50%, 03/18/2054	587,970
65,579,370	Republic of South Africa Government Bond ZAR, 8.50%, 01/31/2037	2,948,943
	Romanian Government International Bond
2,229,000	EUR, 2.75%, 02/26/2026(g)	2,288,515
680,000	6.63%, 02/17/2028(b)	690,166
654,000	EUR, 2.88%, 05/26/2028	648,800
1,450,000	EUR, 5.50%, 09/18/2028(b)	1,556,431
151,000	EUR, 2.50%, 02/08/2030	140,329
98,000	EUR, 3.62%, 05/26/2030	95,185
911,000	EUR, 1.75%, 07/13/2030	788,520
584,000	EUR, 2.12%, 07/16/2031	500,482
2,104,000	EUR, 5.13%, 09/24/2031(b)	2,129,469
409,000	EUR, 2.00%, 01/28/2032(g)	335,975
1,234,000	EUR, 5.25%, 05/30/2032(b)	1,249,137
1,894,000	EUR, 2.00%, 04/14/2033	1,489,356
122,000	6.38%, 01/30/2034	116,745
716,000	EUR, 3.75%, 02/07/2034(g)	634,247
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
362,000	EUR, 3.88%, 10/29/2035(g)	$ 310,050
1,089,000	EUR, 5.63%, 02/22/2036(b)	1,082,494
298,000	EUR, 3.38%, 02/08/2038	233,192
2,579,000	EUR, 2.63%, 12/02/2040	1,703,216
2,724,000	EUR, 2.88%, 04/13/2042	1,827,176
849,000	EUR, 4.63%, 04/03/2049	712,001
1,527,000	EUR, 3.38%, 01/28/2050	1,028,134
630,000	Singapore Government Bond SGD, 3.38%, 09/01/2033	479,054
1,185,000	Slovakia Government Bond EUR, 1.00%, 10/13/2051	638,318
	Spain Government Bond(b)
3,175,000	EUR, 0.70%, 04/30/2032	2,834,511
2,648,000	EUR, 2.35%, 07/30/2033	2,624,441
1,060,000	EUR, 3.25%, 04/30/2034	1,117,969
1,440,000	EUR, 3.45%, 10/31/2034	1,539,521
	Swiss Confederation Government Bond
1,410,000	CHF, 0.50%, 06/27/2032	1,588,105
930,000	CHF, 3.50%, 04/08/2033	1,298,780
22,850,000	Thailand Government Bond THB, 2.00%, 12/17/2031	661,849
	Treasury Corp of Victoria
973,000	AUD, 2.00%, 09/17/2035	441,362
4,733,000	AUD, 4.75%, 09/15/2036	2,775,222
	United Kingdom Gilt
2,950,000	GBP, 4.50%, 06/07/2028	3,711,573
600,000	GBP, 1.63%, 10/22/2028	684,766
569,541	GBP, 4.75%, 12/07/2030	729,635
1,750,000	GBP, 3.25%, 01/31/2033	2,006,660
1,475,000	GBP, 4.25%, 07/31/2034	1,800,745
2,729,140	GBP, 3.50%, 01/22/2045	2,743,455
2,000,000	GBP, 1.25%, 07/31/2051	1,119,493
10,720,000	GBP, 1.50%, 07/31/2053	6,245,484
2,675,000	GBP, 4.38%, 07/31/2054	2,964,023
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 35.52% (Cost $224,311,566)		$197,546,440
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.41%
373,687	A&D Mortgage Trust(b)(e) Series 2023-NQM2 Class A1 6.13%, 05/25/2068	374,560
21,682	Brass PLC(b)(h) Series 10A Class A1 0.67%, 04/16/2069	21,645
	COLT Mortgage Loan Trust(b)(e)
	Series 2023-2 Class A1
224,880	6.60%, 07/25/2068	226,820
	Series 2023-4 Class A1
565,044	7.16%, 10/25/2068	573,371
479,850	New Residential Mortgage Loan Trust(b)(h) Series 2022-NQM1 Class A1 2.28%, 04/25/2061	413,134

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
194,230	Tower Bridge Funding PLC(c) Series 2021-2 GBP, 5.51%, 11/20/2063 1-day SONIA + 0.78%	$ 243,298
	Verus Securitization Trust(b)(e)
	Series 2023-4 Class A1
212,354	5.81%, 05/25/2068	212,908
	Series 2023-5 Class A1
233,769	6.48%, 06/25/2068	235,583
		2,301,319
U.S. Government Agency — 15.03%
	Federal Home Loan Mortgage Corp
700,801	3.00%, 05/01/2050	603,604
1,064,512	2.50%, 10/01/2050	882,737
408,314	2.50%, 07/01/2051	333,362
1,770,197	2.50%, 02/01/2052	1,462,996
2,004,307	3.50%, 06/01/2052	1,776,146
143,962	3.00%, 07/01/2052	123,058
2,391,892	5.00%, 04/01/2053	2,313,308
1,113,670	5.00%, 07/01/2053	1,075,929
2,931,296	5.50%, 09/01/2053	2,926,674
1,172,900	5.50%, 06/01/2054	1,164,868
1,760,091	5.50%, 07/01/2054	1,751,694
2,323,411	6.00%, 09/01/2054	2,348,377
1,177,766	5.00%, 10/01/2054	1,141,177
1,506,402	6.00%, 11/01/2054	1,524,703
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series KC02 Class A2
247,610	3.37%, 07/25/2025	245,733
	Series KL3W Class AFLW
27,007	5.23%, 08/25/2025(c) 1-mo. SOFR + 0.56%	27,034
	Federal National Mortgage Association
2,568,556	3.00%, 06/01/2050	2,219,167
468,601	3.50%, 08/01/2050	420,548
3,641,603	2.50%, 09/01/2050	3,040,844
1,705,352	2.50%, 12/01/2051	1,407,563
1,939,004	2.50%, 04/01/2052	1,605,418
2,213,524	4.00%, 06/01/2052	2,027,929
1,479,255	4.50%, 06/01/2052	1,393,639
1,313,840	5.50%, 10/01/2052	1,301,129
1,144,053	5.00%, 12/01/2052	1,108,932
771,432	5.50%, 06/01/2054	764,780
1,450,350	6.00%, 06/01/2054	1,466,966
1,750,719	5.00%, 09/01/2054	1,694,638
1,062,559	5.50%, 09/01/2054	1,054,220
1,051,241	6.00%, 09/01/2054	1,064,423
2,037,351	5.00%, 10/01/2054	1,974,059
2,414,480	5.50%, 10/01/2054	2,397,253
	Government National Mortgage Association
2,300,000	2.50%, TBA	1,920,500
6,160,000	3.50%, TBA	5,505,758
5,220,000	6.00%, TBA	5,254,256
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
3,500,000	6.50%, TBA	$ 3,559,934
	Uniform Mortgage-Backed Security(i)
6,100,000	2.00%, TBA	4,745,133
3,790,000	2.50%, TBA	3,086,481
6,290,000	3.00%, TBA	5,341,586
2,170,000	5.50%, TBA	2,141,244
7,350,000	6.00%, TBA	7,383,879
		83,581,679
TOTAL MORTGAGE-BACKED SECURITIES — 15.44% (Cost $87,923,740)		$85,882,998
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
46,500,000	3.13%, 08/15/2025	46,177,385
2,825,000	4.63%, 06/30/2026	2,840,128
3,200,000	3.75%, 08/31/2026	3,174,673
1,500,000	3.50%, 09/30/2026	1,481,106
4,700,000	4.25%, 11/30/2026	4,699,065
4,330,000	2.25%, 11/15/2027	4,093,870
1,200,000	5.50%, 08/15/2028	1,250,223
2,725,000	3.63%, 08/31/2029	2,638,481
7,150,000	3.50%, 09/30/2029	6,879,685
9,170,000	3.88%, 11/30/2029	8,964,080
10,850,000	4.13%, 11/30/2029	10,726,731
5,510,000	1.63%, 05/15/2031	4,648,432
6,150,000	3.75%, 08/31/2031	5,892,181
5,000,000	4.13%, 11/30/2031	4,893,249
1,770,000	2.75%, 08/15/2032	1,569,688
2,100,000	3.50%, 02/15/2033	1,953,616
463,000	4.50%, 11/15/2033	460,904
3,975,000	4.00%, 02/15/2034	3,805,503
6,900,000	3.88%, 08/15/2034	6,524,214
12,650,000	4.25%, 11/15/2034	12,320,298
6,600,000	1.13%, 05/15/2040	3,969,441
2,225,000	4.13%, 08/15/2044	2,013,558
6,400,000	1.25%, 05/15/2050	3,034,143
1,097,000	4.13%, 08/15/2053	977,036
TOTAL U.S. TREASURY BONDS AND NOTES — 26.07% (Cost $146,430,495)		$144,987,690

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,837,597	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(j),4.43%(k)	$ 1,837,597

TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.33% (Cost $1,837,597)		$1,837,597
TOTAL PURCHASED OPTIONS — 0.02% (Cost $59,179)		$78,230
TOTAL INVESTMENTS — 101.07% (Cost $596,374,374)		$562,063,903
OTHER ASSETS & LIABILITIES, NET — (1.07)%		$(5,930,488)
TOTAL NET ASSETS — 100.00%		$556,133,415
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the aggregate fair value of 144A securities was $63,846,288 representing 11.48% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2024.
(d)	Security has no contractual maturity date and pays an indefinite stream of interest.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2024. Maturity date disclosed represents final maturity date.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	All or a portion of the security is on loan as of December 31, 2024.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(j)	Collateral received for securities on loan.
(k)	Rate shown is the 7-day yield as of December 31, 2024.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TBA	To Be Announced
As of December 31, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
10 Year Commonwealth Treasury Bond Futures	51	AUD	4,876	Mar 2025	$(42,805)
Canadian 10 Year Bond Futures	176	CAD	21,579	Mar 2025	253,546
Euro-Bobl Futures	124	EUR	14,615	Mar 2025	(134,512)
Euro-BTP Futures	22	EUR	2,640	Mar 2025	(60,095)
Euro-Bund Futures	73	EUR	9,741	Mar 2025	(223,453)
Euro-Buxl 30 Year Bond Futures	26	EUR	3,450	Mar 2025	(219,863)
Euro-OAT Futures	63	EUR	7,774	Mar 2025	(159,664)
Euro-Schatz Futures	191	EUR	20,434	Mar 2025	(46,804)
Long Gilt Futures	11	GBP	1,017	Mar 2025	(18,796)
U.S. 10 Year Treasury Note Futures	38	USD	4,133	Mar 2025	(48,653)
U.S. 10 Year Ultra Treasury Note Futures	128	USD	14,248	Mar 2025	(68,935)
U.S. 2 Year Treasury Note Futures	233	USD	47,907	Mar 2025	(23,140)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2024
As of December 31, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Note Futures	718	USD	76,327	Mar 2025	$(435,085)
U.S. Treasury Bond Futures	11	USD	1,252	Mar 2025	(52,511)
Short
Canadian 10 Year Bond Futures	312	CAD	38,254	Mar 2025	(319,464)
Euro-Bobl Futures	15	EUR	1,768	Mar 2025	21,953
Euro-Bund Futures	119	EUR	15,879	Mar 2025	421,469
Euro-Buxl 30 Year Bond Futures	56	EUR	7,430	Mar 2025	473,682
Japan 10 Year Bond Futures	102	JPY	14,473,800	Mar 2025	374,889
U.S. 10 Year Treasury Ultra Futures	14	USD	1,558	Mar 2025	21,656
U.S. Ultra Long Term Treasury Bond Futures	206	USD	24,495	Mar 2025	954,175
				Net Appreciation	$667,590
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2024
As of December 31, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	BRL	36,013,313	USD	6,155,280	02/04/2025	$(358,998)
BA	CAD	376,000	USD	260,958	01/15/2025	777
BA	HUF	360,393,345	EUR	871,905	01/15/2025	2,144
BA	ILS	1,467,877	USD	394,469	01/15/2025	9,390
BA	JPY	395,425,100	EUR	2,450,000	01/14/2025	(4,031)
BA	JPY	315,570,780	EUR	1,960,000	01/15/2025	(1,967)
BA	NZD	1,024,000	USD	590,049	01/15/2025	(17,014)
BA	RON	813,212	USD	179,168	01/15/2025	(10,093)
BA	USD	24,064,365	EUR	21,833,228	01/15/2025	1,432,317
BA	USD	280,481	GBP	224,000	01/15/2025	66
BA	USD	538,235	JPY	84,395,000	01/15/2025	853
BA	USD	849,076	KRW	1,151,898,616	01/15/2025	67,607
BA	USD	222,124	SEK	2,407,000	01/15/2025	4,361
BA	USD	6,205,027	ZAR	109,245,330	01/15/2025	424,151
BB	BRL	4,374,452	USD	709,551	02/04/2025	(5,490)
BB	CLP	91,620,000	USD	93,541	01/10/2025	(1,490)
BB	CNY	1,598,006	USD	485,000	01/15/2025	(266,541)
BB	COP	1,396,331,163	USD	327,628	01/15/2025	(11,363)
BB	EUR	2,414,240	HUF	972,296,906	01/15/2025	78,829
BB	EUR	9,216,000	USD	9,745,338	01/10/2025	(194,412)
BB	GBP	174,000	USD	222,229	01/10/2025	(4,404)
BB	ILS	7,343,597	USD	1,972,344	01/15/2025	48,110
BB	JPY	17,454,000	USD	116,680	01/10/2025	(5,612)
BB	NOK	24,187,838	USD	2,179,469	01/15/2025	(54,495)
BB	PEN	7,788,000	USD	2,088,384	01/10/2025	(16,335)
BB	TRY	97,668,550	USD	2,660,000	01/15/2025	58,666
BB	USD	1,898,724	BRL	11,972,782	02/04/2025	(28,276)
BB	USD	466,021	CAD	654,000	01/15/2025	10,770
BB	USD	866,268	CLP	818,207,905	01/15/2025	44,532
BB	USD	622,913	CNY	4,549,000	01/15/2025	1,031
BB	USD	744,929	COP	3,289,420,673	01/15/2025	(116)
BB	USD	3,356,807	EUR	3,124,786	01/15/2025	117,693
BB	USD	7,990,849	GBP	6,157,034	01/15/2025	283,130
BB	USD	190,055	ILS	702,768	01/15/2025	(3,298)
BB	USD	14,178,469	JPY	2,080,586,817	01/15/2025	930,399
BB	USD	142,740	SEK	1,567,000	01/10/2025	1,018
BB	USD	224,425	SEK	2,452,000	01/15/2025	2,592
BB	USD	1,642,424	ZAR	28,994,405	01/15/2025	108,143
BB	ZAR	23,528,057	USD	1,300,168	01/15/2025	(55,146)
BBH	AUD	11,879	USD	7,943	01/15/2025	(590)
BBH	EUR	10,151,275	USD	11,042,396	01/15/2025	(519,712)
BBH	JPY	176,269,806	USD	1,140,000	01/15/2025	(17,608)
BBH	NOK	28,627,248	EUR	2,448,749	01/15/2025	(25,888)
BBH	NZD	101,579	USD	61,468	01/15/2025	(4,624)
BBH	PLN	1,288,229	USD	327,265	01/15/2025	(15,502)
BBH	RON	486,825	USD	106,383	01/15/2025	(5,167)
BBH	SGD	743,586	USD	572,748	01/15/2025	(27,880)
BBH	USD	1,351,086	MXN	27,835,000	01/15/2025	19,723
BDS	USD	637,257	BRL	3,846,228	02/04/2025	18,213
BNP	AUD	6,332,836	USD	4,060,000	01/15/2025	(139,890)
BNP	CHF	469,000	USD	529,943	01/15/2025	(12,219)
BNP	CZK	10,200,121	EUR	406,000	01/15/2025	(2,190)
BNP	EUR	1,202,000	USD	1,265,180	01/10/2025	(19,497)
BNP	HUF	672,614,451	EUR	1,618,095	01/15/2025	3,608
BNP	KRW	2,608,455,000	USD	1,858,650	01/10/2025	(88,278)
BNP	PLN	152,887	USD	38,130	01/15/2025	(1,130)
BNP	SEK	4,922,539	USD	450,583	01/15/2025	(5,239)
BNP	USD	221,586	AUD	345,000	01/15/2025	8,027
BNP	USD	654,342	CAD	925,000	01/10/2025	10,577
BNP	USD	172,630	CHF	152,000	01/10/2025	4,941
BNP	USD	534,581	EUR	507,000	01/10/2025	9,155
BNP	USD	290,428	EUR	276,000	01/15/2025	4,330
BNP	USD	9,052,480	MXN	177,764,320	01/15/2025	549,918
BNP	USD	808,632	MYR	3,500,000	01/15/2025	26,126
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2024
As of December 31, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP	USD	272,982	SEK	2,985,000	01/15/2025	$2,928
BNP	USD	249,516	ZAR	4,398,842	01/15/2025	16,745
BNP	ZAR	88,912,233	USD	4,990,113	01/15/2025	(285,193)
CA	CAD	10,324,057	USD	7,615,649	01/15/2025	(429,037)
CGM	BRL	8,506,052	USD	1,380,449	02/04/2025	(11,414)
CGM	CNY	4,000,000	USD	556,182	01/10/2025	(8,962)
CGM	CNY	180,006,738	USD	25,822,246	01/15/2025	(1,213,986)
CGM	EUR	2,978,000	USD	3,104,382	01/15/2025	(17,424)
CGM	GBP	150,000	USD	191,356	01/15/2025	(3,578)
CGM	HUF	106,544,867	EUR	258,000	01/15/2025	557
CGM	JPY	411,008,551	EUR	2,580,000	01/15/2025	(43,333)
CGM	JPY	33,071,000	USD	222,889	01/15/2025	(12,310)
CGM	KRW	373,621,000	USD	263,392	01/15/2025	(9,920)
CGM	PLN	1,419,250	EUR	332,000	01/15/2025	(1,278)
CGM	PLN	426,775	USD	106,383	01/15/2025	(3,100)
CGM	SEK	4,907,000	USD	447,000	01/15/2025	(3,062)
CGM	USD	13,572	AUD	20,846	01/15/2025	667
CGM	USD	1,934,819	BRL	12,187,424	02/04/2025	(26,727)
CGM	USD	4,952,352	COP	21,753,714,281	01/15/2025	25,190
CGM	USD	932,462	GBP	722,000	01/15/2025	28,622
CGM	USD	1,206,812	ILS	4,459,894	01/15/2025	(20,245)
CGM	USD	351,569	PLN	1,452,333	01/15/2025	91
CGM	USD	1,681,312	ZAR	30,385,813	01/15/2025	73,403
CGM	ZAR	22,076,891	USD	1,191,373	01/15/2025	(23,143)
DB	CLP	2,479,923,529	USD	2,699,530	01/15/2025	(208,912)
GS	EUR	1,305,000	USD	1,370,306	01/10/2025	(17,880)
GS	HUF	113,687,000	USD	287,854	01/10/2025	(1,761)
GS	JPY	73,478,770	USD	484,701	01/15/2025	(16,827)
GS	MXN	13,809,000	USD	674,611	01/10/2025	(13,526)
GS	MXN	122,118,041	USD	5,937,150	01/15/2025	(96,180)
GS	SEK	3,425,000	USD	313,177	01/10/2025	(3,414)
GS	SEK	14,124,807	USD	1,289,395	01/15/2025	(11,519)
GS	THB	2,679,120	USD	80,000	01/15/2025	(1,613)
GS	USD	4,556,345	AUD	7,029,000	01/10/2025	205,449
GS	USD	2,163,142	BRL	13,128,000	01/10/2025	41,466
GS	USD	2,889,265	BRL	17,348,745	02/04/2025	97,013
GS	USD	428,526	CZK	10,321,982	01/15/2025	4,090
GS	USD	13,803,211	EUR	13,088,000	01/10/2025	239,569
GS	USD	4,681,390	EUR	4,442,589	01/15/2025	76,257
GS	USD	971,396	ILS	3,587,268	01/15/2025	(15,574)
GS	USD	531,431	KRW	743,084,000	01/15/2025	27,309
GS	USD	9,903,216	MXN	198,942,803	01/15/2025	387,677
GS	USD	265,910	MYR	1,185,000	01/10/2025	950
GS	USD	9,087,413	NZD	15,433,000	01/10/2025	451,574
GS	USD	2,861,994	NZD	4,888,000	01/15/2025	126,647
GS	USD	2,026,231	PEN	7,632,000	01/10/2025	(4,314)
GS	USD	240,095	SEK	2,650,000	01/15/2025	349
GS	USD	1,395,441	ZAR	25,401,490	01/15/2025	51,284
GS	ZAR	16,055,272	USD	890,554	01/15/2025	(40,966)
HSB	AUD	1,950,000	USD	1,215,131	01/15/2025	(8,055)
HSB	BRL	1,821,000	USD	297,800	01/15/2025	(3,731)
HSB	CAD	5,557,000	USD	3,964,300	01/10/2025	(96,844)
HSB	CAD	3,528,000	USD	2,509,001	01/15/2025	(53,148)
HSB	CHF	147,000	USD	166,845	01/15/2025	(4,574)
HSB	CNY	18,877,000	USD	2,593,095	01/15/2025	(12,469)
HSB	COP	940,251,000	USD	208,719	01/10/2025	4,399
HSB	DKK	1,709,000	USD	241,525	01/10/2025	(3,995)
HSB	EUR	3,300,000	USD	3,455,060	01/10/2025	(35,132)
HSB	EUR	1,426,000	USD	1,495,091	01/15/2025	(16,917)
HSB	GBP	161,000	USD	205,434	01/10/2025	(3,883)
HSB	IDR	4,341,461,000	USD	272,763	01/10/2025	(4,085)
HSB	ILS	1,120,000	USD	308,430	01/10/2025	(307)
HSB	ILS	1,277,482	USD	343,188	01/15/2025	8,288
HSB	JPY	66,515,988	USD	434,782	01/15/2025	(11,243)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2024
As of December 31, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSB	KRW	3,583,243,551	USD	2,704,702	01/15/2025	$(273,765)
HSB	MYR	4,453,250	USD	1,043,698	01/15/2025	(48,072)
HSB	NOK	2,012,000	USD	181,933	01/10/2025	(5,177)
HSB	SEK	2,586,000	USD	234,347	01/10/2025	(465)
HSB	THB	29,776,456	USD	867,044	01/10/2025	4,879
HSB	USD	968,716	AUD	1,553,000	01/15/2025	7,388
HSB	USD	1,412,390	BRL	8,594,000	01/10/2025	23,475
HSB	USD	705,012	BRL	4,272,159	02/04/2025	17,415
HSB	USD	5,072,052	CAD	7,102,186	01/15/2025	128,195
HSB	USD	3,169,515	CHF	2,796,312	01/15/2025	82,696
HSB	USD	531,851	CNY	469,000	01/15/2025	467,735
HSB	USD	499,317	EUR	473,000	01/10/2025	9,128
HSB	USD	512,604	EUR	485,000	01/15/2025	9,859
HSB	USD	8,741,564	GBP	6,932,000	01/10/2025	63,613
HSB	USD	2,018,779	GBP	1,596,726	01/15/2025	19,908
HSB	USD	272,387	HUF	106,607,045	01/15/2025	4,175
HSB	USD	341,737	ILS	1,263,744	01/15/2025	(5,958)
HSB	USD	582,812	MXN	11,872,000	01/10/2025	14,458
HSB	ZAR	69,267,158	USD	3,831,905	01/15/2025	(166,533)
JPM	GBP	337,000	USD	424,647	01/15/2025	(2,771)
JPM	JPY	12,670,000	USD	86,191	01/15/2025	(5,515)
JPM	PLN	653,000	USD	159,511	01/10/2025	(1,455)
JPM	RON	1,294,589	USD	273,047	01/10/2025	(3,767)
JPM	THB	4,665,252	USD	140,166	01/15/2025	(3,668)
JPM	USD	481,650	JPY	71,096,135	01/15/2025	28,948
JPM	USD	338,440	PLN	1,332,161	01/15/2025	16,045
JPM	USD	1,592,099	SEK	17,399,000	01/15/2025	18,006
MS	CZK	6,635,000	USD	276,984	01/10/2025	(4,187)
MS	DKK	3,204,318	USD	473,828	01/15/2025	(28,332)
MS	EUR	292,904	USD	320,000	01/15/2025	(16,379)
MS	GBP	1,894,683	USD	2,467,426	01/15/2025	(95,555)
MS	HUF	55,172,568	USD	150,778	01/15/2025	(11,969)
MS	ILS	1,240,896	USD	329,854	01/15/2025	11,556
MS	NZD	1,065,123	USD	654,482	01/15/2025	(58,434)
MS	SEK	532,627	USD	50,000	01/15/2025	(1,813)
MS	USD	346,119	IDR	5,313,584,952	01/15/2025	17,928
MS	USD	951,501	JPY	140,900,000	01/15/2025	54,325
MS	USD	6,807,048	MXN	134,215,041	01/15/2025	387,472
MS	USD	785,091	ZAR	13,807,000	01/15/2025	54,474
MS	ZAR	21,495,955	USD	1,167,092	01/15/2025	(29,602)
RBS	AUD	336,600	USD	210,000	01/15/2025	(1,640)
RBS	DKK	545,771	USD	80,000	01/15/2025	(4,122)
RBS	KRW	4,052,360,203	USD	3,052,387	01/15/2025	(303,193)
RBS	USD	889,355	CLP	842,334,356	01/15/2025	43,388
RBS	USD	24,092,884	EUR	21,852,738	01/15/2025	1,440,611
RCM	CNY	116,416,446	USD	15,991,312	01/10/2025	(64,950)
RCM	EUR	3,648,000	USD	3,810,763	01/15/2025	(29,292)
RCM	GBP	511,000	USD	643,426	01/15/2025	(3,728)
RCM	JPY	2,479,319,000	USD	16,647,646	01/10/2025	(870,585)
RCM	JPY	246,071,000	USD	1,577,328	01/15/2025	(10,479)
RCM	USD	259,022	CHF	227,000	01/15/2025	8,440
RCM	USD	117,820	EUR	113,000	01/10/2025	713
RCM	USD	1,518,583	EUR	1,460,000	01/15/2025	5,165
RCM	USD	383,747	SEK	4,203,000	01/15/2025	3,500
SAH	CLP	123,747,000	USD	130,000	01/15/2025	(5,719)
SAH	CNY	5,396,400	USD	750,000	01/15/2025	(12,272)
SEB	AUD	4,453,139	USD	2,997,822	01/15/2025	(241,269)
SEB	EUR	4,986,603	NOK	59,496,869	01/15/2025	(48,747)
SEB	NOK	30,869,622	EUR	2,573,546	01/15/2025	37,960
TD	BRL	6,824,759	USD	1,179,836	02/04/2025	(81,402)
TD	CAD	301,664	USD	210,000	01/15/2025	(11)
TD	JPY	2,170,908,332	USD	14,809,134	01/15/2025	(985,945)
TD	SEK	10,293,418	USD	997,409	01/15/2025	(66,160)
TD	USD	371,307	ZAR	6,552,272	01/15/2025	24,584
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2024
As of December 31, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
UBS	CHF	3,598,823	EUR	3,870,000	01/15/2025	$(21,557)
UBS	EUR	7,660,000	CHF	7,087,190	01/15/2025	81,800
UBS	EUR	1,150,000	USD	1,246,854	01/15/2025	(54,779)
UBS	JPY	133,115,795	EUR	810,000	01/15/2025	11,395
UBS	NOK	2,248,722	USD	211,458	01/15/2025	(13,901)
UBS	USD	5,888,950	EUR	5,410,000	01/15/2025	281,012
UBS	USD	1,800,924	KRW	2,441,603,052	01/15/2025	144,497
UBS	USD	1,330,000	ZAR	23,632,105	01/15/2025	79,473
WF	CAD	385,482	USD	270,000	01/15/2025	(1,665)
WF	EUR	80,000	JPY	12,978,302	01/15/2025	(492)
WF	EUR	2,281,016	USD	2,392,311	01/15/2025	(27,839)
WF	GBP	103,948	USD	130,000	01/15/2025	127
WF	NOK	1,426,991	USD	130,000	01/15/2025	(4,635)
WF	USD	924,377	CLP	869,653,872	01/15/2025	50,973
WF	USD	1,100,000	EUR	998,640	01/15/2025	64,823
WF	USD	210,000	JPY	32,257,911	01/15/2025	4,599
WF	USD	50,000	ZAR	879,210	01/15/2025	3,475
					Net Appreciation	$1,538,059
As of December 31, 2024, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Buy Credit Protection
Electrolux AB 2.50%	EUR	440	$(5,418)	$(13,130)	1.00%	06/20/2029	$7,712	1.26%	Quarterly	-
Itraxx Europe Series 42 V1 B	EUR	34,800	(770,940)	(772,512)	1.00	12/20/2029	1,572	0.58	-	Quarterly
Itraxx Europe Series 42 V1 B	EUR	2,920	(60,843)	(65,500)	1.00	12/20/2029	4,657	0.58	-	Quarterly
CDX.NA.IG.43 V1 B(c)	USD	10,600	(236,792)	(227,584)	1.00	12/20/2029	(9,208)	0.50	-	Quarterly
Itraxx Europe Series 42 V1 B	EUR	3,030	(19,696)	(33,762)	1.00	12/20/2029	14,066	1.12	Quarterly	-
Sell Credit Protection
CDX.NA.IG.43 V1 B(c)	USD	3,040	67,910	70,339	1.00	12/20/2029	$(2,429)	0.50	Quarterly	-
			$(1,025,779)	$(1,042,149)		Net Appreciation	$16,370
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2024
As of December 31, 2024, the Fund held the following outstanding OTC credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments /Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency	Counterparty
Buy Credit Protection
Yum! Brands Inc 3.63%	USD	1,280	$(9,881)	$(5,006)	1.00%	12/20/2029	$(4,875)	0.85%	-	Quarterly	BA
Transdigm Inc 5.50%	USD	540	(84,835)	(85,841)	5.00	12/20/2029	$1,006	1.40	-	Quarterly	GS
iTraxx Europe Series 42 V1 B	EUR	1,040	(91,012)	(89,714)	5.00	12/20/2029	(1,298)	3.13	-	Quarterly	DB
Electrolux AB 2.50%	EUR	640	(11,535)	(13,235)	1.00	12/20/2029	1,700	1.37	Quarterly	-	BNP
Electrolux AB 2.50%	EUR	140	(2,531)	(2,385)	1.00	12/20/2029	(146)	1.37	Quarterly	-	GS
Sell Credit Protection
UniCredit SPA 2.73%	EUR	1,150	16,253	31,570	1.00	12/20/2029	(15,317)	1.26	-	Quarterly	BB
Virgin Media Finance PLC 3.75%	EUR	510	23,097	21,029	5.00	12/20/2029	2,068	4.03	Quarterly	-	GS
Intesa Sanpaolo 4.20%	EUR	1,180	16,401	28,906	1.00	12/20/2029	(12,505)	1.25	-	Quarterly	BNP
Ziggo Bond Co BV 5.13%	EUR	550	39,312	35,173	5.00	12/20/2029	4,139	3.51	Quarterly	-	GS
Ziggo Bond Co BV 5.13%	EUR	590	8,339	13,760	1.00	12/20/2029	(5,421)	1.26	-	Quarterly	CGM
			$(96,392)	$(65,743)		Net Depreciation	$(30,649)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2024
As of December 31, 2024, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
11.61%	Daily	1-day BR4CDI	Daily	BRL	32,821	01/02/2026	$(173,897)	$—	$(173,897)
1-day BR4CDI	Daily	13.86%	Daily	BRL	21,024	01/02/2026	42,729	—	42,729
1-day TONA	Annual	0.44%	Annual	JPY	5,230,000	07/05/2026	73,947	—	73,947
3-mo. JIBAR	Quarterly	7.28%	Quarterly	ZAR	14,231	12/18/2026	1,097	—	1,097
3-mo. JIBAR	Quarterly	7.13%	Quarterly	ZAR	20,708	12/18/2026	4,579	—	4,579
3-mo. JIBAR	Quarterly	7.14%	Quarterly	ZAR	35,764	12/18/2026	7,461	—	7,461
3-mo. JIBAR	Quarterly	7.02%	Quarterly	ZAR	67,343	12/18/2026	22,230	—	22,230
3-mo. JIBAR	Quarterly	6.92%	Quarterly	ZAR	86,657	12/18/2026	36,636	—	36,636
10.71%	Daily	1-day BR4CDI	Daily	BRL	29,414	01/04/2027	(460,526)	—	(460,526)
9.81%	Daily	1-day BR4CDI	Daily	BRL	15,342	01/04/2027	(300,403)	—	(300,403)
10.20%	Daily	1-day BR4CDI	Daily	BRL	15,531	01/04/2027	(276,126)	—	(276,126)
11.87%	Daily	1-day BR4CDI	Daily	BRL	12,054	01/04/2027	(134,797)	—	(134,797)
1-day BR4CDI	Daily	15.38%	Daily	BRL	28,247	01/04/2027	38,570	—	38,570
1-day BR4CDI	Daily	14.26%	Daily	BRL	18,172	01/04/2027	82,791	—	82,791
1-day BR4CDI	Daily	14.01%	Daily	BRL	18,172	01/04/2027	94,546	—	94,546
1-day BR4CDI	Daily	14.06%	Daily	BRL	21,544	01/04/2027	109,220	—	109,220
3-mo. STIBOR	Quarterly	3.57%	Annual	SEK	51,900	10/19/2028	(188,134)	—	(188,134)
3.64%	Annual	3-mo. TELBOR	Quarterly	ILS	1,800	10/19/2028	(8,436)	—	(8,436)
3.60%	Quarterly	3-mo. KLIBOR	Quarterly	MYR	8,400	10/19/2028	6,839	—	6,839
4.29%	Annual	6-mo. NIBOR	Semi-Annual	NOK	53,400	10/19/2028	20,351	—	20,351
3.38%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	727,600	01/18/2029	12,673	—	12,673
3.78%	Annual	6-mo. NIBOR	Semi-Annual	NOK	12,300	02/09/2029	(14,835)	—	(14,835)
2.20%	Quarterly	7-day CFRR	Quarterly	CNY	206,620	03/20/2029	927,161	—	927,161
3-mo. STIBOR	Quarterly	2.63%	Annual	SEK	146,310	06/19/2029	(79,821)	—	(79,821)
2.01%	Quarterly	7-day CFRR	Quarterly	CNY	4,000	06/19/2029	14,449	—	14,449
2.84%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	13,010	06/19/2029	341,096	—	341,096
3.93%	Annual	6-mo. NIBOR	Semi-Annual	NOK	22,560	07/15/2029	(16,141)	—	(16,141)
3-mo. STIBOR	Quarterly	2.44%	Annual	SEK	150,000	07/17/2029	27,104	—	27,104
2.77%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	13,000	07/17/2029	305,313	—	305,313
3.50%	Annual	6-mo. NIBOR	Semi-Annual	NOK	35,200	08/23/2029	(80,222)	—	(80,222)
3-mo. STIBOR	Quarterly	2.11%	Annual	SEK	31,100	08/23/2029	46,100	—	46,100
1.80%	Quarterly	7-day CFRR	Quarterly	CNY	40,000	09/02/2029	99,280	—	99,280
2.79%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	1,666,400	11/27/2029	3,777	—	3,777
3.48%	Annual	6-mo. PRIBOR	Semi-Annual	CZK	68,400	12/18/2029	(23,232)	—	(23,232)
3.39%	Annual	6-mo. PRIBOR	Semi-Annual	CZK	43,352	12/18/2029	(21,807)	—	(21,807)
3.45%	Annual	6-mo. PRIBOR	Semi-Annual	CZK	45,219	12/18/2029	(18,426)	—	(18,426)
3.50%	Annual	6-mo. PRIBOR	Semi-Annual	CZK	45,329	12/18/2029	(14,132)	—	(14,132)
2.44%	Quarterly	7-day CFRR	Quarterly	CNY	37,670	12/24/2029	(3,401)	—	(3,401)
3.96%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	3,722,200	01/19/2033	223,674	—	223,674
4.04%	Semi-Annual	6-mo. BBSW	Semi-Annual	AUD	3,860	03/22/2033	(34,190)	—	(34,190)
1-day EUROSTR	Annual	1.96%	Annual	EUR	7,850	02/15/2034	146,756	—	146,756
1-day EUROSTR	Annual	1.95%	Annual	EUR	23,450	02/15/2034	471,366	—	471,366
1-day CORRA	Semi-Annual	3.11%	Semi-Annual	CAD	2,200	12/15/2053	(24,507)	—	(24,507)
1-day SOFR	Annual	3.36%	Annual	USD	5,500	08/20/2054	545,886	—	545,886
1-day CORRA	Semi-Annual	3.22%	Semi-Annual	CAD	2,100	11/07/2054	(58,240)	—	(58,240)
							$1,774,358	$0	$1,774,358
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2024
As of December 31, 2024, the Fund held the following OTC interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Counterparty	Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
11.16%	Daily	1-day BR4CDI	Daily	BRL	12,342	CGM	01/04/2027	$(170,271)	$—	$(170,271)
10.73%	Daily	1-day BR4CDI	Daily	BRL	21,686	CGM	01/04/2027	(337,377)	—	(337,377)
								$(507,648)	$0	$(507,648)
As of December 31, 2024, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.65%	At Maturity	UKRPI	At Maturity	GBP	10,100	09/15/2026	$(117,948)	$—	$(117,948)
3.71%	At Maturity	UKRPI	At Maturity	GBP	10,900	04/05/2034	218,383	—	218,383
3.71%	At Maturity	UKRPI	At Maturity	GBP	9,720	05/16/2034	225,109	(19,237)	244,346
CPI-U	At Maturity	2.53%	At Maturity	USD	6,253	07/28/2053	(129,139)	(59,844)	(69,295)
2.80%	At Maturity	EXT-CPI	At Maturity	EUR	4,052	07/28/2053	862,614	234,791	627,823
							$1,059,019	$155,710	$903,309
As of December 31, 2024, the Fund held the following OTC total return swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Counterparty	Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3-mo. EURIBOR	Quarterly	0.00%	Daily	EUR	2,850	BNP	03/25/2025	25,154	—	25,154
3-mo. EURIBOR	Quarterly	0.00%	Daily	EUR	200	BNP	03/25/2025	(4,593)	—	(4,593)
1-day SOFR	Quarterly	0.00%	Daily	USD	1,000	JPM	03/20/2025	20,604	—	20,604
3-mo. EURIBOR	Quarterly	0.00%	Daily	EUR	350	JPM	03/20/2025	(10,619)	—	(10,619)
3-mo. EURIBOR	Quarterly	0.00%	Daily	EUR	3,650	GS	03/20/2025	(20,669)	—	(20,669)
3-mo. EURIBOR	Quarterly	0.00%	Daily	EUR	4,900	GS	03/20/2025	(26,872)	—	(26,872)
3-mo. EURIBOR	Quarterly	0.00%	Daily	EUR	2,202	GS	03/20/2025	(63,000)	—	(63,000)
								$(79,995)	$0	$(79,995)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2024
As of December 31, 2024, the Fund held the following OTC purchased options:
Description	Counterparty	Number of Contracts	Exercise Price		Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Fair Value
Put
EUR/GBP Currency Option	BA	-	EUR	0.83	1/09/2025	EUR	627	$3,585	$866
AUD/USD Currency Option	MS	-	AUD	0.65	1/09/2025	AUD	1,022	7,013	31,836
USD/SEK Currency Option	BA	-	USD	10.34	1/10/2025	USD	670	1,723	—
GBP/CAD Currency Option	BB	-	GBP	1.79	1/09/2025	GBP	538	2,454	1,264
USD/ZAR Currency Option	BB	-	USD	17.85	1/09/2025	USD	549	6,023	—
USD/CHF Currency Option	BB	-	USD	0.86	1/09/2025	USD	549	1,202	—
USD/JPY Currency Option	GS	-	USD	146.85	1/09/2025	USD	548	1,462	—
USD/JPY Currency Option	GS	-	USD	151.43	1/09/2025	USD	548	5,642	70
USD/JPY Currency Option	BB	-	USD	155.50	1/21/2025	USD	680	6,780	3,892
Call
EUR/GBP Currency Option	BA	-	EUR	0.86	1/09/2025	EUR	627	541	—
AUD/USD Currency Option	MS	-	AUD	0.69	1/09/2025	AUD	1,022	1,394	—
USD/SEK Currency Option	BA	-	USD	10.99	1/10/2025	USD	670	8,013	6,658
GBP/CAD Currency Option	BB	-	GBP	1.86	1/09/2025	GBP	538	192	—
USD/JPY Currency Option	BB	-	USD	162.12	1/21/2025	USD	680	966	564
USD/AUD Currency Option	BNP	-	USD	0.62	1/21/2025	USD	944	9,799	7,189
USD/AUD Currency Option	BNP	-	USD	0.60	1/21/2025	USD	944	2,390	25,891
								$59,179	$78,230
As of December 31, 2024, the Fund held the following OTC written options:
Description	Counterparty	Number of Contracts	Exercise Price		Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Fair Value
Put
EUR/GBP Currency Option	BA	-	EUR	0.81	01/09/2025	EUR	(627)	$(1,112)	$(12)
AUD/USD Currency Option	MS	-	AUD	0.64	01/09/2025	AUD	(1,022)	(3,385)	(19,524)
USD/SEK Currency Option	BA	-	USD	10.56	01/10/2025	USD	(670)	(4,301)	(10)
GBP/CAD Currency Option	BB	-	GBP	1.76	01/09/2025	GBP	(538)	(432)	(75)
USD/CHF Currency Option	BB	-	USD	0.88	01/09/2025	USD	(549)	(4,947)	(15)
USD/ZAR Currency Option	BB	-	USD	17.50	01/09/2025	USD	(549)	(2,092)	—
USD/JPY Currency Option	GS	-	USD	149.14	01/09/2025	USD	(1,096)	(5,825)	(20)
USD/JPY Currency Option	BB	-	USD	152.38	01/21/2025	USD	(680)	(2,863)	(1,285)
Call
EUR/GBP Currency Option	BA	-	EUR	0.84	01/09/2025	EUR	(627)	(1,560)	(9)
AUD/USD Currency Option	MS	-	AUD	0.67	01/09/2025	AUD	(1,022)	(3,713)	—
USD/SEK Currency Option	BA	-	USD	11.21	01/10/2025	USD	(670)	(4,323)	(1,313)
GBP/CAD Currency Option	BB	-	GBP	1.83	01/09/2025	GBP	(538)	(1,152)	(114)
USD/JPY Currency Option	BB	-	USD	159.00	01/21/2025	USD	(680)	(3,318)	(2,900)
USD/AUD Currency Option	BNP	-	USD	0.61	01/21/2025	USD	(1,888)	(9,926)	(29,991)
								$(48,949)	$(55,268)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2024
Abbreviations
BA	Bank of America Corp
BB	Barclays Bank PLC
BBH	Brown Brothers Harriman
BBSW	Australian Bank Bill Swap Rate
BDS	Banco Santander
BNP	BNP Paribas Securities Corp
BR4CDI	Brazil Cetip Interbank Deposit
CA	Credit Agricole
CFRR	China Fixing Repo Rate
CGM	Citigroup Global Markets
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
CPI-U	United States of America Consumer Price Index
DB	Deutsche Bank
EURIBOR	Euro Interbank Offered Rate
EUROSTR	Euro short term rate
EXT-CPI	European Consumer Price Index
GS	Goldman Sachs
HSB	HSBC Bank USA
JIBAR	Johannesburg Interbank Average Rate
JPM	JP Morgan Chase & Co
KLIBOR	Kuala Lumpur Interbank Offered Rate
KORIBOR	South Korea Interbank Offered Rate
MS	Morgan Stanley & Co LLC
NIBOR	Norwegian Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
RBS	Royal Bank of Scotland
RCM	RBC Capital Markets
SAH	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken AB
SOFR	Secured Overnight Financing Rate
STIBOR	Swedish Krona Stockholm Interbank Offered Rate
TD	Toronto Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
TONA	Tokyo Overnight Average Rate
UBS	UBS AG
UKRPI	United Kingdom Retail Price Index
WF	Wells Fargo Bank NA
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2024
Summary of Investments by Country as of December 31, 2024.
Country	Fair Value	Percentage of Fund Investments
United States	$277,863,449	49.44%
Mexico	34,572,393	6.15
Japan	34,215,892	6.09
United Kingdom	32,475,985	5.78
France	20,315,134	3.61
Romania	19,559,617	3.48
Germany	17,369,216	3.09
Italy	15,008,409	2.67
Netherlands	10,994,255	1.96
Spain	10,969,319	1.95
New Zealand	9,359,348	1.67
China	9,183,483	1.63
Australia	8,098,740	1.44
Canada	7,145,163	1.27
Belgium	7,122,808	1.27
Switzerland	6,174,275	1.10
Austria	4,378,388	0.78
Iceland	3,767,155	0.67
Ireland	3,309,031	0.59
South Africa	2,948,943	0.53
Brazil	2,946,981	0.52
Cayman Islands	2,687,634	0.48
Greece	2,586,636	0.46
Luxembourg	2,472,075	0.44
Colombia	2,209,860	0.39
Indonesia	1,940,799	0.35
South Korea	1,588,861	0.28
Poland	1,467,050	0.26
Singapore	1,464,572	0.26
Malaysia	1,115,254	0.20
Chile	1,037,504	0.19
Finland	901,098	0.16
Bermuda	673,969	0.12
Thailand	661,849	0.12
Slovakia	638,318	0.11
Denmark	626,350	0.11
Norway	617,320	0.11
Czech Republic	529,115	0.09
Portugal	518,863	0.09
Nigeria	356,656	0.06
Peru	192,007	0.03
Hungary	129	0.00
Total	$562,063,903	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
BANK LOANS
	American Airlines Inc(b)
$ 1,479,210	9.63%,04/20/2028 3-mo. SOFR + 5.32%	$ 1,516,422
435,600	7.86%,05/29/2029 1-mo. SOFR + 3.52%	435,872
429,579	Aretec Group Inc(b) 7.86%, 08/09/2030 1-mo. SOFR + 3.52%	430,116
965,000	Ascend Learning LLC(b) 10.21%, 12/10/2029 1-mo. SOFR + 5.87%	955,350
1,901,350	Bausch & Lomb Corp(b) 7.69%, 05/10/2027 1-mo. SOFR + 3.36%	1,906,579
517,400	Cengage Learning Inc(b) 9.01%, 03/18/2031 1-mo. SOFR + 4.68%	519,793
1,182,801	Clear Channel Outdoor Holdings Inc(b) 8.47%, 08/21/2028 1-mo. SOFR + 4.14%	1,188,469
568,521	Cloud Software Group Inc(b) 8.32%, 03/29/2029 3-mo. SOFR + 4.02%	569,801
1,102,325	Connect US Finco LLC(b) 8.86%, 09/27/2029 1-mo. SOFR + 4.52%	978,313
1,685,311	CP Atlas Buyer Inc(b) 8.21%, 11/23/2027 1-mo. SOFR + 3.87%	1,642,475
1,127,110	DexKo Global Inc(b) 8.20%, 09/24/2028 1-mo. SOFR + 3.87%	1,063,397
1,486,191	DirecTV Financing LLC(b) 10.10%, 08/02/2029 3-mo. SOFR + 5.79%	1,459,254
160,000	EMRLD Borrower LP(b) 7.07%, 08/04/2031 1-mo. SOFR + 2.74%	160,500
1,529,168	Endo Finance Holdings Inc(b) 8.36%, 04/23/2031 1-mo. SOFR + 4.02%	1,537,196
2,286,486	Fertitta Entertainment LLC(b) 7.86%, 01/29/2029 1-mo. SOFR + 3.53%	2,293,631
711,968	Filtration Group Corp(b) 7.97%, 10/21/2028 1-mo. SOFR + 3.64%	716,751
1,258,675	Flash Charm Inc(b) 8.07%, 03/02/2028 3-mo. SOFR + 3.77%	1,232,453
658,350	Fortress Intermediate 3 Inc(b) 7.86%, 06/27/2031 1-mo. SOFR + 3.52%	660,407
1,366,566	Foundation Building Materials Inc(b) 8.59%, 01/29/2031 3-mo. SOFR + 4.28%	1,344,360
1,470,000	Glatfelter Corp(b) 8.76%, 11/04/2031 3-mo. SOFR + 4.46%	1,471,838
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 416,858	Herens Holdco SARL(b) 8.35%, 07/03/2028 3-mo. SOFR + 4.05%	$ 408,912
543,529	Hexion Holdings Corp(b) 11.89%, 03/15/2030 1-mo. SOFR + 7.56%	514,994
1,581,772	IRB Holding Corp(b) 7.42%, 12/15/2027 1-mo. SOFR + 3.09%	1,583,749
843,670	Klockner Pentaplast of America Inc(b) 9.72%, 02/12/2026 6-mo. SOFR + 5.47%	759,303
1,655,632	LBM Acquisition LLC(b) 8.30%, 06/06/2031 1-mo. SOFR + 3.96%	1,657,185
1,127,248	LSF11 A5 Holdco LLC(b) 7.97%, 10/15/2028 1-mo. SOFR + 3.64%	1,132,180
216,634	Madison IAQ LLC(b) 7.70%, 06/21/2028 1-mo. SOFR + 3.37%	217,040
478,881	Mattress Firm Inc(b) 8.92%, 09/25/2028 3-mo. SOFR + 4.62%	478,182
528,852	Medline Borrower LP(b) 6.61%, 10/23/2028 1-mo. SOFR + 2.58%	530,740
	Nouryon Finance BV(b)
693,534	8.03%,04/03/2028 1-mo. SOFR + 3.69%	697,435
870,409	8.05%,04/03/2028 1-mo. SOFR + 3.72%	875,305
1,357,223	Olympus Water US Holding Corp(b) 8.10%, 06/20/2031 3-mo. SOFR + 3.80%	1,365,706
1,531,542	PetsMart LLC(b) 8.21%, 02/11/2028 1-mo. SOFR + 3.87%	1,523,884
1,919,027	PMHC II Inc(b) 9.06%, 04/23/2029 3-mo. SOFR + 4.75%	1,890,336
1,343,191	Rocket Software Inc(b) 8.82%, 11/28/2028 1-mo. SOFR + 4.49%	1,353,570
512,412	Scientific Games Holdings LP(b) 7.59%, 04/04/2029 3-mo. SOFR + 3.28%	513,181
1,020,115	TK Elevator Midco GmbH(b) 8.59%, 04/30/2030 6-mo. SOFR + 4.34%	1,026,236
811,130	UKG Inc(b) 7.62%, 02/10/2031 3-mo. SOFR + 3.31%	816,199
587,196	United Airlines Inc(b) 7.15%, 02/15/2031 1-mo. SOFR + 2.81%	587,563
406,409	Veritiv Operating Co(b) 9.00%, 12/02/2030 3-mo. SOFR + 4.69%	407,044

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 533,521	VM Consolidated Inc(b) 6.61%, 03/24/2028 1-mo. SOFR + 2.27%	$ 535,188
1,385,759	White Cap Buyer LLC(b) 7.61%, 10/19/2029 1-mo. SOFR + 3.27%	1,385,903
1,355,000	Zegona Holdco Limited(b) 9.40%, 07/17/2029 3-mo. SOFR + 5.10%	1,355,000
TOTAL BANK LOANS — 6.71% (Cost $43,496,730)		$43,697,812
CORPORATE BONDS AND NOTES
Basic Materials — 4.85%
945,000	ArcelorMittal SA 7.00%, 10/15/2039	1,005,533
	ATI Inc
1,000,000	5.88%, 12/01/2027	991,100
460,000	4.88%, 10/01/2029	438,165
1,435,000	7.25%, 08/15/2030	1,475,616
245,000	5.13%, 10/01/2031	230,355
	Avient Corp(c)
954,000	7.13%, 08/01/2030	974,372
1,030,000	6.25%, 11/01/2031	1,015,981
1,220,000	Axalta Coating Systems LLC(c) 3.38%, 02/15/2029	1,107,493
1,134,000	Big River Steel LLC / BRS Finance Corp(c) 6.63%, 01/31/2029	1,132,836
1,225,000	Celanese US Holdings LLC 6.38%, 07/15/2032	1,244,317
725,000	Cerdia Finanz GmbH(c) 9.38%, 10/03/2031	754,486
	Cleveland-Cliffs Inc(c)(d)
905,000	7.00%, 03/15/2032	888,810
1,215,000	7.38%, 05/01/2033	1,193,376
2,380,000	Commercial Metals Co 4.38%, 03/15/2032	2,131,442
	Constellium SE
500,000	5.63%, 06/15/2028(c)	488,956
300,000	EUR, 3.13%, 07/15/2029	295,217
1,610,000	6.38%, 08/15/2032(c)(d)	1,558,303
1,595,000	FMG Resources August 2006 Pty Ltd(c) 6.13%, 04/15/2032	1,575,523
1,580,000	Herens Holdco SARL(c) 4.75%, 05/15/2028	1,457,863
895,000	Hudbay Minerals Inc(c) 6.13%, 04/01/2029	895,463
	Mercer International Inc
475,000	12.88%, 10/01/2028(c)	511,316
510,000	5.13%, 02/01/2029	440,838
2,145,000	Novelis Corp(c) 3.88%, 08/15/2031	1,846,830
280,000	Novelis Sheet Ingot GmbH EUR, 3.38%, 04/15/2029	278,355
1,320,000	Rain Carbon Inc(c)(d) 12.25%, 09/01/2029	1,395,103
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	SCIH Salt Holdings Inc(c)
$ 2,370,000	4.88%, 05/01/2028	$ 2,229,526
990,000	6.63%, 05/01/2029	939,821
515,000	SCIL IV LLC / SCIL USA Holdings LLC(c) 5.38%, 11/01/2026	504,395
465,000	United States Steel Corp 6.65%, 06/01/2037	451,931
1,820,000	Vibrantz Technologies Inc(c) 9.00%, 02/15/2030	1,670,907
500,000	WR Grace Holdings LLC(c) 5.63%, 08/15/2029	459,842
		31,584,071
Communications — 8.74%
250,000	Altice Financing SA(c) 5.00%, 01/15/2028	195,682
	Altice France SA(c)
465,000	5.50%, 01/15/2028	342,777
2,110,000	5.50%, 10/15/2029	1,580,447
	CCO Holdings LLC / CCO Holdings Capital Corp(c)
3,305,000	5.38%, 06/01/2029	3,157,699
4,900,000	4.75%, 03/01/2030	4,474,514
3,715,000	4.75%, 02/01/2032(d)	3,260,576
3,490,000	Clear Channel Outdoor Holdings Inc(c) 7.88%, 04/01/2030	3,591,884
	CommScope LLC(c)
180,000	6.00%, 03/01/2026	179,100
635,000	7.13%, 07/01/2028	558,931
2,795,000	Connect Finco SARL / Connect US Finco LLC(c) 9.00%, 09/15/2029	2,545,698
	CSC Holdings LLC(c)
4,005,000	5.38%, 02/01/2028	3,455,143
1,960,000	11.75%, 01/31/2029	1,935,649
445,000	Directv Financing LLC(c) 8.88%, 02/01/2030	437,898
1,110,000	Directv Financing LLC / Directv Financing Co-Obligor Inc(c) 5.88%, 08/15/2027	1,081,471
990,000	DISH DBS Corp(c) 5.25%, 12/01/2026	899,862
1,825,000	EchoStar Corp 10.75%, 11/30/2029	1,962,396
	Frontier Communications Holdings LLC(c)
1,705,000	5.88%, 10/15/2027	1,699,595
735,000	8.75%, 05/15/2030	776,814
920,000	Gray Television Inc(c) 5.38%, 11/15/2031	490,510
1,020,000	Iliad Holding SASU(c) 7.00%, 04/15/2032	1,025,160
1,914,000	Level 3 Financing Inc(c) 10.50%, 05/15/2030	2,084,346
	McGraw-Hill Education Inc(c)
850,000	5.75%, 08/01/2028	829,909
1,210,000	8.00%, 08/01/2029	1,210,092
1,315,000	7.38%, 09/01/2031	1,345,737

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Communications — (continued)
$ 45,000	Netflix Inc 5.88%, 02/15/2025	$ 45,045
	News Corp(c)
1,560,000	3.88%, 05/15/2029	1,447,112
445,000	5.13%, 02/15/2032	419,979
1,170,000	Nexstar Media Inc(c) 4.75%, 11/01/2028	1,090,886
	Outfront Media Capital LLC / Outfront Media Capital Corp(c)
695,000	5.00%, 08/15/2027	676,390
1,870,000	7.38%, 02/15/2031	1,954,600
	Sirius XM Radio Inc(c)
1,115,000	4.00%, 07/15/2028	1,027,313
2,435,000	3.88%, 09/01/2031	2,037,557
1,770,000	Virgin Media Finance PLC(c) 5.00%, 07/15/2030	1,498,038
2,135,000	Virgin Media Secured Finance PLC(c) 4.50%, 08/15/2030	1,843,965
1,370,000	VZ Secured Financing BV(c) 5.00%, 01/15/2032	1,211,707
1,410,000	Wayfair LLC(c) 7.25%, 10/31/2029	1,409,295
2,430,000	Zegona Finance PLC(c) 8.63%, 07/15/2029	2,575,880
610,000	Ziggo Bond Co BV(c) 6.00%, 01/15/2027	605,067
		56,964,724
Consumer, Cyclical — 12.78%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(c)
335,000	6.13%, 06/15/2029	336,231
2,130,000	4.00%, 10/15/2030	1,904,940
2,260,000	Adient Global Holdings Ltd(c) 8.25%, 04/15/2031	2,304,576
1,600,000	Allison Transmission Inc(c) 3.75%, 01/30/2031	1,415,596
	American Airlines Inc / AAdvantage Loyalty IP Ltd(c)
202,500	5.50%, 04/20/2026	201,845
405,000	5.75%, 04/20/2029	401,633
2,015,000	American Builders & Contractors Supply Co Inc(c) 3.88%, 11/15/2029	1,827,816
870,000	Aramark Services Inc(c) 5.00%, 02/01/2028	845,433
2,770,000	Banijay Entertainment SAS(c) 8.13%, 05/01/2029	2,867,814
3,050,000	Bath & Body Works Inc 6.88%, 11/01/2035	3,120,806
1,830,000	Beacon Roofing Supply Inc(c) 4.13%, 05/15/2029	1,736,052
1,370,000	Boyd Gaming Corp(c) 4.75%, 06/15/2031	1,267,495
	Caesars Entertainment Inc(c)
2,305,000	4.63%, 10/15/2029(d)	2,158,075
2,225,000	7.00%, 02/15/2030	2,266,273
155,000	6.50%, 02/15/2032	155,700
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,135,000	6.00%, 10/15/2032(d)	$ 1,094,331
	Carnival Corp(c)
3,205,000	5.75%, 03/01/2027	3,197,930
205,000	7.00%, 08/15/2029	213,242
1,815,000	10.50%, 06/01/2030	1,938,581
570,000	Carnival Holdings Bermuda Ltd(c) 10.38%, 05/01/2028	607,270
919,576	Carvana Co(c)(e) 9.00%, 12/01/2028 PIK rate, 12.00%	981,890
1,510,000	Churchill Downs Inc(c) 5.75%, 04/01/2030	1,481,994
	Clarios Global LP / Clarios US Finance Co
185,000	EUR, 4.38%, 05/15/2026	191,517
1,738,000	6.75%, 05/15/2028(c)	1,769,786
1,185,000	Crocs Inc(c) 4.25%, 03/15/2029	1,095,420
530,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc(c) 6.75%, 01/15/2030	488,938
3,485,000	FirstCash Inc(c) 6.88%, 03/01/2032	3,499,218
4,105,000	Ford Motor Credit Co LLC 4.00%, 11/13/2030	3,697,868
120,000	Gates Corp(c) 6.88%, 07/01/2029	122,066
1,465,000	Great Canadian Gaming Corp(c) 8.75%, 11/15/2029	1,499,485
2,160,000	Hanesbrands Inc(c)(d) 9.00%, 02/15/2031	2,302,302
	IHO Verwaltungs GmbH(c)(e)
780,000	7.75%, 11/15/2030 PIK rate, 8.50%	778,808
800,000	8.00%, 11/15/2032 PIK rate, 8.75%	805,200
1,015,000	Levi Strauss & Co(c) 3.50%, 03/01/2031	887,725
2,010,000	LGI Homes Inc(c) 8.75%, 12/15/2028	2,108,383
	Light & Wonder International Inc(c)
1,490,000	7.25%, 11/15/2029	1,520,004
975,000	7.50%, 09/01/2031	1,003,881
1,085,000	Live Nation Entertainment Inc(c) 6.50%, 05/15/2027	1,096,922
	NCL Corp Ltd(c)
820,000	8.13%, 01/15/2029	864,062
335,000	7.75%, 02/15/2029(d)	351,758
1,160,000	OneSky Flight LLC(c) 8.88%, 12/15/2029	1,160,812
905,000	Penn Entertainment Inc(c)(d) 5.63%, 01/15/2027	891,065
	PetSmart Inc / PetSmart Finance Corp(c)
795,000	4.75%, 02/15/2028	750,079
845,000	7.75%, 02/15/2029	816,828

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 785,000	Pinewood Finco PLC(c) GBP, 6.00%, 03/27/2030	$ 975,735
1,940,000	Ritchie Bros Holdings Inc(c) 7.75%, 03/15/2031	2,028,738
	Royal Caribbean Cruises Ltd(c)
265,000	4.25%, 07/01/2026	259,999
1,130,000	5.50%, 08/31/2026	1,128,888
925,000	5.63%, 09/30/2031	909,885
180,000	6.25%, 03/15/2032	182,157
1,505,000	6.00%, 02/01/2033	1,501,426
1,375,000	Scientific Games Holdings LP / Scientific Games US FinCo Inc(c) 6.63%, 03/01/2030	1,315,783
1,685,000	Six Flags Entertainment Corp(c) 7.25%, 05/15/2031	1,720,938
405,000	Six Flags Entertainment Corp / Six Flags Theme Parks Inc(c) 6.63%, 05/01/2032	410,474
625,000	Specialty Building Products Holdings LLC / SBP Finance Corp(c) 7.75%, 10/15/2029	634,294
	Station Casinos LLC(c)
335,000	4.63%, 12/01/2031	300,090
2,205,000	6.63%, 03/15/2032	2,191,199
1,300,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp(c) 5.88%, 05/15/2025	1,297,189
	Taylor Morrison Communities Inc(c)
330,000	5.88%, 06/15/2027	331,190
845,000	5.75%, 01/15/2028	839,405
465,000	5.13%, 08/01/2030	444,971
	Viking Cruises Ltd(c)
1,325,000	7.00%, 02/15/2029	1,332,270
1,110,000	9.13%, 07/15/2031	1,193,538
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(c)
220,000	5.13%, 10/01/2029	210,710
3,280,000	7.13%, 02/15/2031	3,415,825
615,000	ZF North America Capital Inc(c) 6.75%, 04/23/2030	591,590
		83,243,944
Consumer, Non-Cyclical — 9.27%
1,250,000	Allied Universal Holdco LLC(c) 7.88%, 02/15/2031	1,277,607
1,205,000	Allied Universal Holdco LLC / Allied Universal Finance Corp / Atlas Luxco 4 SARL(c) 4.63%, 06/01/2028	1,139,320
315,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc(c)(d) 8.00%, 02/15/2031	322,334
	Avis Budget Finance PLC
435,000	EUR, 7.00%, 02/28/2029(c)	471,998
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 290,000	EUR, 7.00%, 02/28/2029	$ 314,666
305,000	EUR, 7.25%, 07/31/2030(c)	331,838
260,000	EUR, 7.25%, 07/31/2030	282,878
465,000	Bausch + Lomb Corp(c) 8.38%, 10/01/2028	481,275
1,125,000	Bausch Health Cos Inc(c) 6.13%, 02/01/2027	1,020,938
1,400,000	Block Inc 3.50%, 06/01/2031	1,232,671
1,135,000	Boost Newco Borrower LLC(c) 7.50%, 01/15/2031	1,189,888
540,000	Centene Corp 3.00%, 10/15/2030	465,964
380,000	Chobani Holdco II LLC(c)(e) 8.75%, 10/01/2029 PIK rate, 9.50%	401,857
1,605,000	Chobani LLC / Chobani Finance Corp Inc(c) 7.63%, 07/01/2029	1,659,706
	CHS / Community Health Systems Inc(c)
590,000	5.63%, 03/15/2027	566,233
2,295,000	6.00%, 01/15/2029	2,054,958
2,270,000	5.25%, 05/15/2030	1,864,414
1,760,000	10.88%, 01/15/2032	1,815,841
1,500,000	Concentra Escrow Issuer Corp(c) 6.88%, 07/15/2032	1,531,440
	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(c)
1,680,000	4.75%, 01/15/2029	1,600,964
475,000	6.63%, 07/15/2030	481,472
	CVS Health Corp
625,000	6.75%, 12/10/2054	612,836
1,050,000	7.00%, 03/10/2055	1,053,523
3,370,000	DaVita Inc(c) 6.88%, 09/01/2032	3,395,831
1,375,000	Elanco Animal Health Inc 6.65%, 08/28/2028	1,394,036
505,000	Endo Finance Holdings Inc(c)(d) 8.50%, 04/15/2031	535,064
575,000	EquipmentShare.com Inc(c) 8.63%, 05/15/2032	600,903
2,310,000	Grifols SA EUR, 3.88%, 10/15/2028	2,161,899
	Herc Holdings Inc(c)
1,020,000	5.50%, 07/15/2027	1,006,967
990,000	6.63%, 06/15/2029	1,002,543
1,170,000	Jazz Securities Designated Activity Co(c) 4.38%, 01/15/2029	1,103,161
3,905,000	Kedrion SpA(c)(d) 6.50%, 09/01/2029	3,672,653
2,305,000	Medline Borrower LP(c) 3.88%, 04/01/2029	2,134,400
1,770,000	Prime Security Services Borrower LLC / Prime Finance Inc(c) 6.25%, 01/15/2028	1,760,272

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 2,720,000	RR Donnelley & Sons Co(c) 9.50%, 08/01/2029	$ 2,762,095
660,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(c) 4.63%, 11/01/2026	651,750
	Tenet Healthcare Corp
380,000	5.13%, 11/01/2027	372,162
2,150,000	4.25%, 06/01/2029	2,018,418
4,140,000	6.13%, 06/15/2030	4,107,369
1,290,000	Teva Pharmaceutical Finance Netherlands II BV EUR, 4.38%, 05/09/2030	1,369,253
	Teva Pharmaceutical Finance Netherlands III BV(d)
695,000	6.75%, 03/01/2028	709,633
1,735,000	5.13%, 05/09/2029	1,694,262
1,710,000	8.13%, 09/15/2031	1,911,197
930,000	United Rentals North America Inc(c) 6.13%, 03/15/2034	922,726
	US Foods Inc(c)
1,250,000	7.25%, 01/15/2032	1,293,643
975,000	5.75%, 04/15/2033	947,501
415,000	Veritiv Operating Co(c) 10.50%, 11/30/2030	446,947
255,000	VM Consolidated Inc(c) 5.50%, 04/15/2029	246,779
		60,396,085
Diversified — 0.25%
1,540,000	Benteler International AG(c) 10.50%, 05/15/2028	1,618,979
Energy — 8.93%
	Civitas Resources Inc(c)
455,000	8.38%, 07/01/2028	472,549
105,000	8.63%, 11/01/2030	109,961
2,900,000	8.75%, 07/01/2031	3,023,347
420,000	Coronado Finance Pty Ltd(c) 9.25%, 10/01/2029	425,930
	Encino Acquisition Partners Holdings LLC(c)
1,855,000	8.50%, 05/01/2028	1,892,753
1,140,000	8.75%, 05/01/2031	1,202,697
1,445,000	Energy Transfer LP(d)(f) 6.63%, Perpetual	1,421,123
4,050,000	Expand Energy Corp(c) 6.75%, 04/15/2029	4,091,921
1,365,000	Harbour Energy PLC(c) 5.50%, 10/15/2026	1,359,886
	Hess Midstream Operations LP(c)
510,000	5.13%, 06/15/2028	496,055
430,000	6.50%, 06/01/2029	434,251
3,135,000	5.50%, 10/15/2030	3,030,769
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	112,621
1,470,000	Kinetik Holdings LP(c) 5.88%, 06/15/2030	1,446,927
Principal Amount(a)		Fair Value
Energy — (continued)
$ 2,080,000	Kraken Oil & Gas Partners LLC(c) 7.63%, 08/15/2029	$ 2,001,823
	Matador Resources Co(c)
2,140,000	6.50%, 04/15/2032	2,115,769
1,995,000	6.25%, 04/15/2033	1,933,400
	Nabors Industries Inc(c)
1,805,000	7.38%, 05/15/2027	1,802,906
1,975,000	8.88%, 08/15/2031(d)	1,833,958
800,000	Occidental Petroleum Corp 6.20%, 03/15/2040	788,160
	Precision Drilling Corp(c)
313,000	7.13%, 01/15/2026	312,763
625,000	6.88%, 01/15/2029	619,377
885,000	Seadrill Finance Ltd(c) 8.38%, 08/01/2030	902,550
225,000	Seventy Seven Energy Inc(g)(h)(i) 6.63%, 11/15/2025	22
2,140,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp(c) 7.88%, 11/01/2028	2,200,083
	SM Energy Co
720,000	6.75%, 09/15/2026	719,308
2,635,000	7.00%, 08/01/2032(c)	2,597,985
	Southwestern Energy Co
2,400,000	5.38%, 02/01/2029	2,364,119
1,405,000	5.38%, 03/15/2030	1,373,860
1,145,000	TGNR Intermediate Holdings LLC(c) 5.50%, 10/15/2029	1,069,164
1,021,154	Transocean Aquila Ltd(c) 8.00%, 09/30/2028	1,044,038
310,250	Transocean Inc(c) 8.75%, 02/15/2030	319,969
2,185,000	Transocean Titan Financing Ltd(c) 8.38%, 02/01/2028	2,229,523
	Venture Global LNG Inc(c)
1,380,000	9.00%, Perpetual(f)	1,442,851
1,040,000	8.13%, 06/01/2028	1,081,905
800,000	9.50%, 02/01/2029	884,213
2,355,000	8.38%, 06/01/2031	2,456,092
2,265,000	9.88%, 02/01/2032	2,485,338
	Viper Energy Inc(c)
1,600,000	5.38%, 11/01/2027	1,577,721
1,010,000	7.38%, 11/01/2031	1,057,410
	Vital Energy Inc(c)
245,000	7.75%, 07/31/2029	242,654
1,215,000	7.88%, 04/15/2032(d)	1,169,068
		58,146,819
Financial — 8.24%
	Acrisure LLC / Acrisure Finance Inc(c)
1,715,000	8.50%, 06/15/2029	1,787,191
1,645,000	7.50%, 11/06/2030	1,693,881

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Financial — (continued)
$ 581,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 6.95%, 03/10/2055	$ 597,950
	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(c)
1,275,000	5.88%, 11/01/2029	1,224,869
2,750,000	7.00%, 01/15/2031	2,760,741
440,000	7.38%, 10/01/2032	444,049
1,830,000	Ally Financial Inc 8.00%, 11/01/2031	2,023,300
838,600	Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp(c)(d) 7.00%, 04/15/2030	743,960
1,395,000	Apollo Commercial Real Estate Finance Inc REIT(c) 4.63%, 06/15/2029	1,210,664
310,000	Aretec Group Inc(c) 10.00%, 08/15/2030	338,564
1,490,000	Credit Acceptance Corp(c) 9.25%, 12/15/2028	1,575,934
230,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031	251,895
	Encore Capital Group Inc(c)
1,520,000	9.25%, 04/01/2029	1,619,412
1,735,000	8.50%, 05/15/2030	1,825,029
	Freedom Mortgage Corp(c)
1,000,000	6.63%, 01/15/2027	1,000,169
2,090,000	12.00%, 10/01/2028	2,272,960
300,000	GGAM Finance Ltd(c) 8.00%, 02/15/2027	309,437
1,895,000	HUB International Ltd(c) 7.25%, 06/15/2030	1,941,902
2,590,000	Iron Mountain Inc REIT(c) 6.25%, 01/15/2033	2,579,656
2,280,000	Jane Street Group / JSG Finance Inc(c) 6.13%, 11/01/2032	2,258,776
1,630,000	Jefferson Capital Holdings LLC(c) 9.50%, 02/15/2029	1,726,651
	Jones Deslauriers Insurance Management Inc(c)
2,015,000	8.50%, 03/15/2030	2,119,381
655,000	10.50%, 12/15/2030	708,137
975,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(c) 4.25%, 02/01/2027	940,162
	Macquarie Airfinance Holdings Ltd(c)
105,000	6.40%, 03/26/2029	108,038
155,000	6.50%, 03/26/2031	160,128
	Nationstar Mortgage Holdings Inc(c)
2,940,000	5.75%, 11/15/2031	2,810,103
1,220,000	7.13%, 02/01/2032	1,235,200
	OneMain Finance Corp
860,000	6.63%, 01/15/2028	870,647
Principal Amount(a)		Fair Value
Financial — (continued)
$ 2,630,000	5.38%, 11/15/2029	$ 2,528,578
845,000	7.50%, 05/15/2031	867,250
1,010,000	7.13%, 11/15/2031	1,029,011
3,195,000	PHH Escrow Issuer LLC(c) 9.88%, 11/01/2029	3,209,377
3,580,000	PRA Group Inc(c) 8.88%, 01/31/2030	3,707,911
	RHP Hotel Properties LP / RHP Finance Corp REIT(c)
290,000	7.25%, 07/15/2028	297,766
1,905,000	6.50%, 04/01/2032	1,914,588
	Societe Generale SA(c)(f)
330,000	4.75%, Perpetual	313,266
295,000	5.38%, Perpetual	250,618
435,000	XHR LP REIT(c) 6.63%, 05/15/2030	436,428
		53,693,579
Industrial — 9.71%
460,000	Arcosa Inc(c) 6.88%, 08/15/2032	467,404
1,070,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(c) 4.00%, 09/01/2029	919,122
745,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(c) 4.13%, 08/15/2026	670,500
	Boeing Co
450,000	3.20%, 03/01/2029	414,658
765,000	6.39%, 05/01/2031	799,823
2,175,000	5.71%, 05/01/2040	2,069,251
1,305,000	Boise Cascade Co(c) 4.88%, 07/01/2030	1,239,723
	Bombardier Inc(c)
385,000	7.88%, 04/15/2027	385,583
250,000	7.50%, 02/01/2029(d)	260,107
1,225,000	8.75%, 11/15/2030	1,316,795
330,000	7.25%, 07/01/2031	340,321
1,635,000	7.00%, 06/01/2032(d)	1,663,222
	Builders FirstSource Inc(c)
670,000	4.25%, 02/01/2032	591,685
425,000	6.38%, 06/15/2032	422,532
1,545,000	6.38%, 03/01/2034	1,524,816
960,000	Camelot Return Merger Sub Inc(c) 8.75%, 08/01/2028	919,923
2,050,000	Cemex SAB de CV(f) 9.13%, Perpetual	2,112,822
	Chart Industries Inc(c)
700,000	7.50%, 01/01/2030	727,774
500,000	9.50%, 01/01/2031	535,824
915,000	Clean Harbors Inc(c) 6.38%, 02/01/2031	921,204
	EMRLD Borrower LP / Emerald Co-Issuer Inc
255,000	EUR, 6.38%, 12/15/2030	279,106
1,715,000	6.63%, 12/15/2030(c)	1,717,287

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 1,085,000	Energizer Gamma Acquisition BV EUR, 3.50%, 06/30/2029	$ 1,081,774
440,000	Energizer Holdings Inc(c) 4.38%, 03/31/2029	408,695
	GFL Environmental Inc(c)
1,180,000	4.75%, 06/15/2029	1,133,209
265,000	6.75%, 01/15/2031	272,117
230,000	Graphic Packaging International LLC EUR, 2.63%, 02/01/2029	226,941
1,300,000	Great Lakes Dredge & Dock Corp(c)(d) 5.25%, 06/01/2029	1,205,832
1,295,000	Imola Merger Corp(c) 4.75%, 05/15/2029	1,228,036
3,445,000	Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC(c) 6.00%, 09/15/2028	3,390,831
1,255,000	Madison IAQ LLC(c) 4.13%, 06/30/2028	1,188,044
1,105,000	Manitowoc Co Inc(c) 9.25%, 10/01/2031	1,132,651
1,030,000	Mauser Packaging Solutions Holding Co(c) 7.88%, 04/15/2027	1,050,816
1,560,000	Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC(c) 6.75%, 04/01/2032	1,567,310
1,590,000	MIWD Holdco II LLC / MIWD Finance Corp(c) 5.50%, 02/01/2030	1,501,873
840,000	Owens-Brockway Glass Container Inc(c)(d) 7.25%, 05/15/2031	817,505
700,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc(c) 4.38%, 10/15/2028	699,441
1,480,000	Sensata Technologies BV(c) 5.88%, 09/01/2030	1,442,150
820,000	Smyrna Ready Mix Concrete LLC(c) 8.88%, 11/15/2031	859,733
	Spirit AeroSystems Inc(c)
925,000	9.38%, 11/30/2029	990,205
2,100,000	9.75%, 11/15/2030	2,323,877
2,980,000	Standard Building Solutions Inc(c) 6.50%, 08/15/2032	2,984,772
	Standard Industries Inc(c)
225,000	4.38%, 07/15/2030	206,147
1,420,000	3.38%, 01/15/2031	1,217,522
	Terex Corp(c)
530,000	5.00%, 05/15/2029	504,703
1,775,000	6.25%, 10/15/2032	1,739,492
105,000	TK Elevator Midco GmbH EUR, 4.38%, 07/15/2027	108,492
Principal Amount(a)		Fair Value
Industrial — (continued)
	TransDigm Inc
$ 1,415,000	5.50%, 11/15/2027	$ 1,390,428
1,995,000	4.88%, 05/01/2029	1,883,812
2,570,000	6.88%, 12/15/2030(c)	2,608,228
170,000	7.13%, 12/01/2031(c)	174,074
810,000	6.63%, 03/01/2032(c)	817,311
5,000	6.00%, 01/15/2033(c)	4,900
2,500,000	TTM Technologies Inc(c) 4.00%, 03/01/2029	2,319,874
1,685,000	Watco Cos LLC / Watco Finance Corp(c) 7.13%, 08/01/2032	1,736,812
630,000	Weekley Homes LLC / Weekley Finance Corp(c) 4.88%, 09/15/2028	601,118
	WESCO Distribution Inc(c)
205,000	6.38%, 03/15/2029	207,740
1,550,000	6.63%, 03/15/2032	1,575,380
365,000	Wrangler Holdco Corp(c) 6.63%, 04/01/2032	371,570
		63,272,897
Technology — 2.72%
1,595,000	AthenaHealth Group Inc(c) 6.50%, 02/15/2030	1,515,802
910,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	838,302
	Cloud Software Group Inc(c)
3,195,000	6.50%, 03/31/2029	3,136,030
800,000	9.00%, 09/30/2029	812,235
1,835,000	Fortress Intermediate 3 Inc(c) 7.50%, 06/01/2031	1,871,096
1,480,000	Gartner Inc(c) 3.75%, 10/01/2030	1,351,116
3,555,000	McAfee Corp(c) 7.38%, 02/15/2030	3,452,710
1,020,000	Rocket Software Inc(c) 6.50%, 02/15/2029	960,402
915,000	Seagate HDD Cayman 3.13%, 07/15/2029	823,399
1,955,000	UKG Inc(c) 6.88%, 02/01/2031	1,983,411
1,095,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp(c) 3.88%, 02/01/2029	995,109
		17,739,612
Utilities — 2.01%
1,415,000	California Buyer Ltd / Atlantica Sustainable Infrastructure PLC(c) 6.38%, 02/15/2032	1,411,244
580,000	Calpine Corp(c) 5.00%, 02/01/2031	545,426
765,000	Electricite de France SA(c)(f) 9.13%, Perpetual	862,885
	NRG Energy Inc(c)
915,000	10.25%, Perpetual(f)	1,010,191

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 1,355,000	6.25%, 11/01/2034	$ 1,329,045
	PG&E Corp
1,430,000	5.25%, 07/01/2030	1,399,722
780,000	7.38%, 03/15/2055(d)	800,461
1,346,000	Vistra Corp(c)(f) 7.00%, Perpetual	1,353,676
	Vistra Operations Co LLC(c)
1,565,000	5.00%, 07/31/2027	1,535,568
2,165,000	7.75%, 10/15/2031	2,271,227
565,000	6.88%, 04/15/2032	578,513
		13,097,958
TOTAL CORPORATE BONDS AND NOTES — 67.50% (Cost $440,213,294)		$439,758,668
CONVERTIBLE BONDS
Communications — 2.36%
714,000	Booking Holdings Inc 0.75%, 05/01/2025	1,884,023
1,733,000	Cable One Inc(d) 1.13%, 03/15/2028	1,425,393
2,081,000	Etsy Inc(d) 0.25%, 06/15/2028	1,701,752
1,455,000	Liberty Media Corp / Liberty Formula One 2.25%, 08/15/2027	1,775,828
1,383,000	Okta Inc(d) 0.38%, 06/15/2026	1,282,738
220,000	Palo Alto Networks Inc(d) 0.38%, 06/01/2025	804,650
1,486,000	Snap Inc(j) 0.00%, 05/01/2027	1,289,105
1,291,000	Spotify USA Inc(j) (4.91%), 03/15/2026	1,372,462
1,692,000	Uber Technologies Inc 0.88%, 12/01/2028	1,861,200
1,849,000	Wayfair Inc(d) 3.25%, 09/15/2027	1,971,034
		15,368,185
Consumer, Cyclical — 2.19%
716,000	Burlington Stores Inc 1.25%, 12/15/2027	1,071,136
497,000	Carnival Corp 5.75%, 12/01/2027	999,964
897,000	DraftKings Holdings Inc(j) 0.00%, 03/15/2028	763,347
	Live Nation Entertainment Inc
1,127,000	3.13%, 01/15/2029	1,533,396
1,427,000	2.88%, 01/15/2030(c)	1,432,708
1,568,000	Meritage Homes Corp(c) 1.75%, 05/15/2028	1,536,640
876,000	Patrick Industries Inc 1.75%, 12/01/2028	1,191,263
424,000	Peloton Interactive Inc(c) 5.50%, 12/01/2029	916,370
820,000	Rivian Automotive Inc 4.63%, 03/15/2029	824,408
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 447,000	Royal Caribbean Cruises Ltd 6.00%, 08/15/2025	$ 2,070,504
1,883,000	Shake Shack Inc(d)(j) 0.00%, 03/01/2028	1,926,544
		14,266,280
Consumer, Non-Cyclical — 3.53%
846,000	Affirm Holdings Inc(c) 0.75%, 12/15/2029	811,074
1,018,000	Alnylam Pharmaceuticals Inc 1.00%, 09/15/2027	1,082,097
1,110,000	Ascendis Pharma A/S 2.25%, 04/01/2028	1,218,225
1,442,000	BioMarin Pharmaceutical Inc(d) 1.25%, 05/15/2027	1,338,176
1,232,000	Block Inc(d)(j) 0.00%, 05/01/2026	1,142,680
1,406,000	Chefs' Warehouse Inc 2.38%, 12/15/2028	1,804,601
1,223,000	Dexcom Inc 0.38%, 05/15/2028	1,093,869
1,602,000	Exact Sciences Corp(c) 1.75%, 04/15/2031	1,487,938
908,000	Global Payments Inc(c) 1.50%, 03/01/2031	888,932
1,255,000	Haemonetics Corp(c) 2.50%, 06/01/2029	1,232,410
1,336,000	Halozyme Therapeutics Inc 1.00%, 08/15/2028	1,440,762
557,000	Innoviva Inc 2.50%, 08/15/2025	611,586
547,000	Integer Holdings Corp 2.13%, 02/15/2028	874,106
728,000	Lantheus Holdings Inc 2.63%, 12/15/2027	968,968
742,000	Merit Medical Systems Inc(c) 3.00%, 02/01/2029	936,096
489,000	Mirum Pharmaceuticals Inc 4.00%, 05/01/2029	744,502
935,000	Repligen Corp 1.00%, 12/15/2028	953,700
585,000	Sarepta Therapeutics Inc 1.25%, 09/15/2027	642,330
1,659,000	Shift4 Payments Inc(d) 0.50%, 08/01/2027	1,783,425
1,399,000	Spectrum Brands Inc(c) 3.38%, 06/01/2029	1,365,844
579,000	TransMedics Group Inc 1.50%, 06/01/2028	597,164
		23,018,485
Energy — 0.20%
325,000	Nabors Industries Inc 1.75%, 06/15/2029	235,008
925,000	Northern Oil & Gas Inc 3.63%, 04/15/2029	1,082,712
		1,317,720

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Financial — 1.15%
$ 1,074,000	Coinbase Global Inc(c) 0.25%, 04/01/2030	$ 1,143,881
714,000	Core Scientific Inc(c)(j) 0.00%, 06/15/2031	699,720
1,725,000	Digital Realty Trust LP REIT(c) 1.88%, 11/15/2029	1,776,750
714,000	MARA Holdings Inc(c)(j) 0.00%, 06/01/2031	558,277
629	SoFi Technologies Inc(c)(j) 0.00%, 10/15/2026	660
	Welltower OP LLC REIT(c)
1,578,000	2.75%, 05/15/2028	2,135,823
1,028,000	3.13%, 07/15/2029	1,164,724
		7,479,835
Industrial — 1.31%
1,009,000	Axon Enterprise Inc 0.50%, 12/15/2027	2,628,474
846,000	Fluor Corp(d) 1.13%, 08/15/2029	1,062,999
1,591,000	Itron Inc(c) 1.38%, 07/15/2030	1,674,527
396,000	Middleby Corp 1.00%, 09/01/2025	442,289
1,440,000	OSI Systems Inc(c) 2.25%, 08/01/2029	1,554,336
975,000	Tetra Tech Inc 2.25%, 08/15/2028	1,142,865
		8,505,490
Technology — 5.28%
1,429,000	Bentley Systems Inc 0.38%, 07/01/2027	1,286,815
1,235,000	Box Inc(c) 1.50%, 09/15/2029	1,199,185
2,494,000	Datadog Inc(c)(j) 0.80%, 12/01/2029	2,399,228
2,690,000	Guidewire Software Inc(c) 1.25%, 11/01/2029	2,624,095
461,000	HubSpot Inc 0.38%, 06/01/2025	1,132,447
546,000	Impinj Inc 1.13%, 05/15/2027	773,820
841,000	Lumentum Holdings Inc 1.50%, 12/15/2029	1,170,672
1,242,000	Microchip Technology Inc(c) 0.75%, 06/01/2030	1,142,019
	MicroStrategy Inc(c)
2,980,000	0.00%, 12/01/2029(j)	2,384,000
933,000	0.88%, 03/15/2031	1,333,724
1,303,000	MKS Instruments Inc(c) 1.25%, 06/01/2030	1,261,304
1,646,000	Nutanix Inc(c) 0.50%, 12/15/2029	1,627,071
2,670,000	ON Semiconductor Corp 0.50%, 03/01/2029	2,513,805
1,119,000	Parsons Corp(c) 2.63%, 03/01/2029	1,309,790
1,380,000	Progress Software Corp(c)(d) 3.50%, 03/01/2030	1,621,677
Principal Amount(a)		Fair Value
Technology — (continued)
$ 1,665,000	Seagate HDD Cayman 3.50%, 06/01/2028	$ 1,998,832
1,276,000	Snowflake Inc(c)(j) 0.00%, 10/01/2027	1,499,916
1,886,000	Tyler Technologies Inc 0.25%, 03/15/2026	2,275,459
871,000	Unity Software Inc(j) 0.00%, 11/15/2026	793,481
1,172,000	Vertex Inc(c) 0.75%, 05/01/2029	1,852,956
1,716,000	Wolfspeed Inc 1.88%, 12/01/2029	711,110
1,401,000	Workiva Inc 1.25%, 08/15/2028	1,482,958
		34,394,364
Utilities — 1.01%
1,409,000	CMS Energy Corp 3.38%, 05/01/2028	1,459,020
913,000	NRG Energy Inc 2.75%, 06/01/2048	2,003,122
1,426,000	PPL Capital Funding Inc 2.88%, 03/15/2028	1,487,318
1,578,000	Southern Co(c) 4.50%, 06/15/2027	1,641,909
		6,591,369
TOTAL CONVERTIBLE BONDS — 17.03% (Cost $102,585,528)		$110,941,728
Shares
COMMON STOCK
Consumer, Cyclical — 0.26%
39,200	Viking Holdings Ltd(k)	1,727,152
Energy — 0.07%
4,100	Exxon Mobil Corp	441,037
Industrial — 0.06%
8,430	GFL Environmental Inc	375,472
Utilities — 0.01%
339	Genon Energy Inc(i)(k)	56,481
TOTAL COMMON STOCK — 0.40% (Cost $1,805,313)		$2,600,142
CONVERTIBLE PREFERRED STOCK
Basic Materials — 0.11%
18,484	Albemarle Corp 7.25%	755,071

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Financial — 0.64%
38,448	Ares Management Corp 6.75%	$ 2,150,781
1,661	Bank of America Corp 7.25%	2,009,827
		4,160,608
Industrial — 0.18%
16,836	Chart Industries Inc 6.75%	1,192,157
Technology — 0.40%
41,408	Hewlett Packard Enterprise Co 7.63%	2,596,199
Utilities — 0.44%
69,534	NextEra Energy Inc 6.93%	2,862,715
TOTAL CONVERTIBLE PREFERRED STOCK — 1.77% (Cost $11,213,699)		$11,566,750
PREFERRED STOCK
Financial — 0.64%
48,384	Apollo Global Management Inc	4,213,099
Industrial — 0.63%
66,398	Boeing Co	4,084,805
Shares		Fair Value
Utilities — 0.33%
42,865	PG&E Corp	$ 2,136,392
TOTAL PREFERRED STOCK — 1.60% (Cost $8,429,758)		$10,434,296
GOVERNMENT MONEY MARKET MUTUAL FUNDS
30,400,782	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(l), 4.43%(m)	30,400,782
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 4.67% (Cost $30,400,782)		$30,400,782
TOTAL INVESTMENTS — 99.68% (Cost $638,145,104)		$649,400,178
OTHER ASSETS & LIABILITIES, NET — 0.32%		$2,096,527
TOTAL NET ASSETS — 100.00%		$651,496,705

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2024.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the aggregate fair value of 144A securities was $416,346,044, representing 63.91% of net assets.
(d)	All or a portion of the security is on loan as of December 31, 2024.
(e)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	Security is fair valued using significant unobservable inputs.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Non-income producing security.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of December 31, 2024.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2024
As of December 31, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
GS	USD	101,543	EUR	96,400	03/19/2025	$1,322
HSB	USD	1,137,804	EUR	1,081,100	03/19/2025	13,851
MS	USD	299,217	EUR	282,100	03/19/2025	5,935
MS	USD	133,856	GBP	105,200	03/19/2025	2,207
NWM	USD	1,619,497	EUR	1,537,400	03/19/2025	21,158
SSB	USD	3,953,136	EUR	3,746,400	03/19/2025	58,237
SSB	USD	862,431	GBP	680,400	03/19/2025	10,971
UBS	USD	468,630	EUR	444,800	03/19/2025	6,199
					Net Appreciation	$119,880
As of December 31, 2024, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Sell Credit Protection
CDX.NA.HY.43(c)	USD	11,004	$841,825	$766,260	5.00%	12/20/2029	$75,565	3.13%	Quarterly	-
			$841,825	$766,260		Net Appreciation	$75,565
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American High Yield bonds with investment grade credit ratings that trade in the credit default swap market.
Abbreviations
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
NWM	NatWest Markets PLC
SSB	State Street Bank
UBS	UBS AG
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.12%
$ 620,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	$ 586,865
Non-Agency — 13.63%
	1988 Ltd(a)(b)
	Series 2024-4A Class D
1,075,000	8.91%, 04/15/2037 3-mo. SOFR + 4.25%	1,104,497
	Series 2024-5A Class A1
1,325,000	6.87%, 07/15/2037 3-mo. SOFR + 1.54%	1,331,388
	Series 2024-5A Class D1
1,100,000	8.63%, 07/15/2037 3-mo. SOFR + 3.30%	1,109,337
254,957	AMMC XI Ltd(a)(b) Series 2012-11A Class A1R2 5.86%, 04/30/2031 3-mo. SOFR + 1.27%	255,171
3,422,754	Apidos XII(a)(b) Series 2013-12A Class ARR 5.74%, 04/15/2031 3-mo. SOFR + 1.08%	3,426,272
660,574	Apidos XV(a)(b) Series 2013-15A Class A1RR 5.89%, 04/20/2031 3-mo. SOFR + 1.27%	661,347
	Bain Capital Credit Ltd(a)(b)
	Series 2020-1A Class A1R
1,800,000	5.88%, 04/18/2033 3-mo. SOFR + 1.25%	1,803,794
	Series 2024-4A Class D1
900,000	7.97%, 10/23/2037 3-mo. SOFR + 3.10%	904,899
136,570	Bank of America Auto Trust(a) Series 2023-2A Class A2 5.85%, 08/17/2026	136,976
	Barclays Dryrock Issuance Trust
	Series 2023-1 Class A
1,900,000	4.72%, 02/15/2029	1,905,148
	Series 2023-2 Class A
2,600,000	5.50%, 08/15/2028(b) 1-mo. SOFR + 0.90%	2,610,570
	Barings Ltd(a)(b)
	Series 2023-1A Class A
900,000	6.37%, 04/20/2036 3-mo. SOFR + 1.75%	904,743
	Series 2024-1A Class D
750,000	8.62%, 01/20/2037 3-mo. SOFR + 4.00%	766,780
	Series 2024-4A Class B
500,000	6.47%, 10/20/2037 3-mo. SOFR + 1.65%	501,829
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,000,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	$ 1,003,693
3,400,000	Cathedral Lake VI Ltd(a)(b) Series 2021-6A Class AN 6.14%, 04/25/2034 3-mo. SOFR + 1.51%	3,403,893
1,750,000	Cedar Funding XIX Ltd(a)(b) Series 2024-19A Class A1 5.96%, 01/23/2038 3-mo. SOFR + 1.33%	1,750,301
1,000,000	CIFC Funding Ltd(a)(b) Series 2018-1A Class A1R 5.79%, 01/18/2038 3-mo. SOFR + 1.32%	1,000,143
675,000	Citibank Credit Card Issuance Trust Series 2023-A1 Class A1 5.23%, 12/08/2027	679,384
2,000,000	Clover Ltd(a)(b) Series 2019-2A Class AR 5.99%, 10/25/2033 3-mo. SOFR + 1.36%	2,003,734
2,225,000	Diameter Capital Ltd(a)(b) Series 2024-7A Class A1A 6.81%, 07/20/2037 3-mo. SOFR + 1.48%	2,243,069
1,000,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	997,746
3,153,515	Dryden Ltd(a)(b) Series 2018-57A Class A 5.80%, 05/15/2031 3-mo. SOFR + 1.27%	3,157,160
	Elmwood Ltd(a)(b)
	Series 2020-1A Class AR
675,000	6.09%, 04/18/2037 3-mo. SOFR + 1.46%	678,700
	Series 2023-3A Class AR
1,425,000	5.77%, 01/17/2038 3-mo. SOFR + 1.32%	1,424,964
	Ford Credit Auto Owner Trust
	Series 2021-1 Class A
500,000	1.37%, 10/17/2033(a)	480,254
	Series 2023-C Class A2A
284,064	5.68%, 09/15/2026	284,917
	Series 2024-1 Class A
1,075,000	4.87%, 08/15/2036(a)(c)	1,076,755
1,797,664	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 5.90%, 04/20/2031 3-mo. SOFR + 1.28%	1,799,158
1,300,000	Generate Ltd(a)(b) Series 2024-15A Class A 6.19%, 07/20/2037 3-mo. SOFR + 1.57%	1,311,093
434,185	GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A2A 5.89%, 11/16/2026	435,758

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,650,000	Golub Capital Partners Ltd(a)(b) Series 2024-74A Class A 6.81%, 07/25/2037 3-mo. SOFR + 1.50%	$ 2,661,782
	Halseypoint Ltd(a)(b)
	Series 2020-2A Class D1R
900,000	8.90%, 07/20/2037 3-mo. SOFR + 3.60%	913,414
	Series 2023-7A Class A
1,500,000	6.87%, 07/20/2036 3-mo. SOFR + 2.25%	1,513,125
1,800,000	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	1,828,623
	Invesco Ltd(a)(b)
	Series 2021-2A Class A
1,900,000	6.04%, 07/15/2034 3-mo. SOFR + 1.38%	1,903,730
	Series 2024-4A Class A1
1,875,000	5.65%, 01/15/2038 3-mo. SOFR + 1.33%	1,875,319
296,756	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 6.20%, 05/25/2054 1-mo. SOFR + 1.60%	299,251
81,291	Nissan Auto Receivables Owner Trust Series 2023-A Class A2A 5.34%, 02/17/2026	81,324
1,100,000	Oaktree Ltd(a)(b) Series 2019-4A Class ARR 6.13%, 07/20/2037 3-mo. SOFR + 1.51%	1,106,304
1,525,000	OCP Ltd(a)(b) Series 2016-11A Class A1R2 6.04%, 04/26/2036 3-mo. SOFR + 1.42%	1,529,110
800,000	Park Blue Ltd(a)(b) Series 2022-1A Class A1R 6.04%, 10/20/2037 3-mo. SOFR + 1.42%	803,969
800,000	RR LTD(a)(b) Series 2024-29RA Class A2R 6.36%, 07/15/2039 3-mo. SOFR + 1.70%	802,302
1,425,000	Sagard-Halseypoint Ltd(a)(b) Series 2024-8A Class A1 5.70%, 01/30/2038 3-mo. SOFR + 1.39%	1,425,245
320,581	Santander Drive Auto Receivables Trust Series 2023-6 Class A2 6.08%, 05/17/2027	321,455
250,000	Sound Point IV-R Ltd(a)(b) Series 2013-3RA Class D 8.14%, 04/18/2031 3-mo. SOFR + 3.51%	247,082
Principal Amount		Fair Value
Non-Agency — (continued)
$ 115,069	Sunnova Hestia I Issuer LLC(a) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	$ 116,446
2,000,000	Trinitas VI Ltd(a)(b) Series 2017-6A Class CRR1 7.14%, 01/25/2034 3-mo. SOFR + 2.51%	2,000,710
1,868,226	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 6.02%, 01/20/2031 3-mo. SOFR + 1.40%	1,871,194
2,355,190	Voya Ltd(a)(b) Series 2016-1A Class A1R 5.95%, 01/20/2031 3-mo. SOFR + 1.33%	2,357,453
97,957	World Omni Auto Receivables Trust Series 2023-B Class A2A 5.25%, 11/16/2026	98,003
		64,909,314
TOTAL ASSET-BACKED SECURITIES — 13.75% (Cost $65,316,805)		$65,496,179
CORPORATE BONDS AND NOTES
Basic Materials — 0.34%
215,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	208,395
400,000	Glencore Funding LLC(a) 1.63%, 04/27/2026	383,580
	Nucor Corp
175,000	3.95%, 05/23/2025	174,364
650,000	4.30%, 05/23/2027	644,705
250,000	Steel Dynamics Inc 1.65%, 10/15/2027	229,975
		1,641,019
Communications — 1.91%
1,922,000	AT&T Inc 2.30%, 06/01/2027	1,814,095
415,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	414,506
68,000	Expedia Group Inc 2.95%, 03/15/2031	59,860
425,000	FactSet Research Systems Inc 2.90%, 03/01/2027	408,172
1,025,000	Meta Platforms Inc 3.50%, 08/15/2027	1,002,022
	Netflix Inc
205,000	4.88%, 04/15/2028	205,837
670,000	5.88%, 11/15/2028	694,279
	Prosus NV
380,000	3.26%, 01/19/2027(a)	363,326
590,000	3.68%, 01/21/2030	532,380

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Communications — (continued)
$ 1,610,000	Rogers Communications Inc 3.20%, 03/15/2027	$ 1,555,389
	T-Mobile USA Inc
1,190,000	3.75%, 04/15/2027	1,162,581
250,000	4.75%, 02/01/2028	248,440
230,000	3.38%, 04/15/2029	214,673
440,000	3.88%, 04/15/2030	414,035
		9,089,595
Consumer, Cyclical — 0.68%
	AutoNation Inc
345,000	4.50%, 10/01/2025	343,660
125,000	1.95%, 08/01/2028	112,376
290,000	Hyatt Hotels Corp 5.50%, 06/30/2034	287,982
310,000	Lennar Corp 4.75%, 11/29/2027	309,018
220,000	Lithia Motors Inc(a)(d) 4.38%, 01/15/2031	199,477
	Lowe's Cos Inc
425,000	1.70%, 09/15/2028	380,226
225,000	3.75%, 04/01/2032	206,050
	Marriott International Inc
500,000	5.00%, 10/15/2027	503,973
292,000	4.88%, 05/15/2029	290,922
215,000	Mattel Inc(a) 5.88%, 12/15/2027	215,390
412,000	Warnermedia Holdings Inc 4.05%, 03/15/2029	383,345
		3,232,419
Consumer, Non-Cyclical — 3.98%
	AbbVie Inc
675,000	4.80%, 03/15/2029	674,490
166,000	3.20%, 11/21/2029	154,073
110,000	Adventist Health System 2.95%, 03/01/2029	100,166
450,000	Alcon Finance Corp(a) 3.00%, 09/23/2029	412,556
	Amgen Inc
2,775,000	5.15%, 03/02/2028	2,795,187
630,000	5.25%, 03/02/2030	635,879
675,000	Banner Health 2.34%, 01/01/2030	597,686
655,000	BAT Capital Corp 6.00%, 02/20/2034	672,939
245,000	Baylor Scott & White Holdings 1.78%, 11/15/2030	205,105
925,000	Becton Dickinson & Co 3.70%, 06/06/2027	903,112
	Bristol-Myers Squibb Co
685,000	4.90%, 02/22/2029	688,332
275,000	2.95%, 03/15/2032	239,464
327,000	Cardinal Health Inc 5.13%, 02/15/2029	327,696
	Constellation Brands Inc
925,000	3.70%, 12/06/2026	909,122
64,000	4.75%, 05/09/2032	61,559
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 125,000	CSL Finance PLC(a) 3.85%, 04/27/2027	$ 122,079
	CVS Health Corp
151,000	3.25%, 08/15/2029	137,470
225,000	1.88%, 02/28/2031	181,379
	GE HealthCare Technologies Inc
820,000	5.65%, 11/15/2027	840,383
144,000	5.86%, 03/15/2030	149,154
950,000	Haleon US Capital LLC 3.38%, 03/24/2027	922,202
200,000	HCA Inc 5.63%, 09/01/2028	202,658
580,000	J M Smucker Co(d) 5.90%, 11/15/2028	600,750
230,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 3.75%, 12/01/2031	204,073
1,355,000	JDE Peet's NV(a) 1.38%, 01/15/2027	1,257,682
800,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	792,942
450,000	PayPal Holdings Inc 3.90%, 06/01/2027	443,583
225,000	Pilgrim's Pride Corp 4.25%, 04/15/2031	207,056
235,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	226,305
255,000	Rush Obligated Group 3.92%, 11/15/2029	244,434
515,000	S&P Global Inc 4.25%, 05/01/2029	503,691
	Solventum Corp(a)
920,000	5.40%, 03/01/2029	922,312
460,000	5.60%, 03/23/2034	457,739
218,000	STERIS Irish FinCo Unlimited Co 2.70%, 03/15/2031	188,241
130,000	Sutter Health 2.29%, 08/15/2030	113,027
	UnitedHealth Group Inc
736,000	5.30%, 02/15/2030(d)	747,864
100,000	4.20%, 05/15/2032	94,229
		18,936,619
Energy — 1.16%
	Cheniere Energy Partners LP
220,000	4.50%, 10/01/2029	212,999
245,000	5.95%, 06/30/2033	250,804
745,000	Columbia Pipelines Operating Co LLC(a) 6.04%, 11/15/2033	764,222
210,000	DCP Midstream Operating LP 5.63%, 07/15/2027	212,873
	Energy Transfer LP
1,000,000	4.20%, 04/15/2027	986,676
325,000	5.50%, 06/01/2027	329,174
1,050,000	MPLX LP 1.75%, 03/01/2026	1,013,755

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Energy — (continued)
$ 150,000	Phillips 66 1.30%, 02/15/2026	$ 144,524
930,000	Reliance Industries Ltd(a) 2.88%, 01/12/2032	790,324
134,000	Sabine Pass Liquefaction LLC 5.63%, 03/01/2025	134,051
710,000	Saudi Arabian Oil Co(a) 5.25%, 07/17/2034	700,378
		5,539,780
Financial — 3.10%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,175,000	2.45%, 10/29/2026	1,124,819
235,000	3.00%, 10/29/2028	217,601
250,000	3.30%, 01/30/2032	217,830
375,000	Air Lease Corp 2.88%, 01/15/2026	367,037
550,000	Ally Financial Inc 7.10%, 11/15/2027	580,494
325,000	Aviation Capital Group LLC(a) 1.95%, 01/30/2026	314,677
	Avolon Holdings Funding Ltd(a)
500,000	4.25%, 04/15/2026	493,980
295,000	6.38%, 05/04/2028	303,214
200,000	Banco Santander SA 2.75%, 12/03/2030	169,369
	Bank of America Corp
925,000	4.18%, 11/25/2027	907,973
804,000	5.20%, 04/25/2029	807,753
	Bank of New York Mellon Corp
75,000	4.60%, 07/26/2030	74,078
200,000	5.83%, 10/25/2033	207,124
	BNP Paribas SA(a)
975,000	3.38%, 01/09/2025	974,754
625,000	1.32%, 01/13/2027	601,649
950,000	BPCE SA(a) 1.65%, 10/06/2026	925,025
950,000	Crown Castle Inc REIT 3.65%, 09/01/2027	921,259
375,000	Deutsche Bank AG 2.13%, 11/24/2026	365,401
411,000	Fifth Third Bancorp 4.77%, 07/28/2030	402,668
224,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	190,590
450,000	ING Groep NV 4.02%, 03/28/2028	440,788
300,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	270,782
235,000	LPL Holdings Inc(a) 4.00%, 03/15/2029	222,556
	Morgan Stanley
589,000	5.16%, 04/20/2029	590,658
438,000	2.94%, 01/21/2033	375,264
Principal Amount		Fair Value
Financial — (continued)
$ 235,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(a) 3.63%, 03/01/2029	$ 212,820
165,000	Truist Financial Corp 6.05%, 06/08/2027	167,715
445,000	US Bancorp 5.78%, 06/12/2029	455,051
1,875,000	Wells Fargo & Co 4.10%, 06/03/2026	1,854,685
		14,757,614
Industrial — 2.21%
215,000	AECOM 5.13%, 03/15/2027	212,936
235,000	Atkore Inc(a) 4.25%, 06/01/2031	207,491
300,000	Berry Global Inc 1.57%, 01/15/2026	289,512
	Boeing Co
801,000	6.30%, 05/01/2029	830,290
29,000	2.95%, 02/01/2030	25,901
240,000	5.15%, 05/01/2030	236,636
445,000	6.53%, 05/01/2034	466,185
235,000	Hillenbrand Inc 3.75%, 03/01/2031	205,412
675,000	IDEX Corp 4.95%, 09/01/2029	672,073
150,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/01/2032	146,145
1,190,000	Mexico City Airport Trust 3.88%, 04/30/2028	1,114,887
230,000	Mueller Water Products Inc(a) 4.00%, 06/15/2029	212,492
25,000	Nature Conservancy 1.30%, 07/01/2028	21,859
235,000	Owens Corning 3.50%, 02/15/2030	218,215
	Penske Truck Leasing Co LP / PTL Finance Corp(a)
1,075,000	4.40%, 07/01/2027	1,061,114
367,000	5.25%, 07/01/2029	368,322
275,000	Republic Services Inc 4.88%, 04/01/2029	274,361
920,000	RTX Corp 6.10%, 03/15/2034	968,756
661,000	SMBC Aviation Capital Finance Designated Activity Co(a) 5.70%, 07/25/2033	665,129
	Waste Management Inc
200,000	1.15%, 03/15/2028	178,977
456,000	4.95%, 07/03/2031	456,459
1,543,000	4.80%, 03/15/2032	1,516,471
200,000	4.15%, 04/15/2032	189,005
		10,538,628

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Technology — 1.91%
$ 425,000	AppLovin Corp 5.50%, 12/01/2034	$ 421,833
	Broadcom Inc(a)
885,000	2.45%, 02/15/2031	763,192
340,000	4.15%, 04/15/2032	318,828
250,000	3.47%, 04/15/2034	216,665
688,000	3.14%, 11/15/2035	561,870
296,000	Constellation Software Inc(a) 5.16%, 02/16/2029	297,386
	Dell International LLC / EMC Corp
625,000	6.02%, 06/15/2026	633,960
150,000	5.30%, 10/01/2029	151,440
25,000	6.20%, 07/15/2030	26,201
210,000	Fair Isaac Corp(a) 5.25%, 05/15/2026	209,420
644,000	HP Inc 4.00%, 04/15/2029	617,349
210,000	Intel Corp 5.15%, 02/21/2034	201,474
	MSCI Inc(a)
585,000	4.00%, 11/15/2029	551,556
225,000	3.63%, 09/01/2030	204,824
105,000	NXP BV / NXP Funding LLC / NXP USA Inc 5.00%, 01/15/2033	102,182
	Oracle Corp
475,000	4.50%, 05/06/2028	470,262
104,000	2.95%, 04/01/2030	93,882
625,000	4.65%, 05/06/2030	615,979
1,000,000	6.25%, 11/09/2032	1,059,771
537,000	4.90%, 02/06/2033	522,839
400,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	390,369
	Workday Inc
250,000	3.50%, 04/01/2027	243,693
275,000	3.70%, 04/01/2029	261,518
175,000	3.80%, 04/01/2032	159,251
		9,095,744
Utilities — 0.19%
475,000	NiSource Inc 5.25%, 03/30/2028	479,115
220,000	NRG Energy Inc(a) 5.25%, 06/15/2029	213,671
230,000	Vistra Operations Co LLC(a) 5.00%, 07/31/2027	225,675
		918,461
TOTAL CORPORATE BONDS AND NOTES — 15.48% (Cost $76,163,499)		$73,749,879
FOREIGN GOVERNMENT BONDS AND NOTES
	African Export-Import Bank(a)
200,000	2.63%, 05/17/2026	190,500
200,000	3.80%, 05/17/2031	173,994
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 856,000	Romanian Government International Bond 3.00%, 02/14/2031	$ 691,880
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.22% (Cost $1,281,016)		$1,056,374
MORTGAGE-BACKED SECURITIES
Non-Agency — 10.16%
240,641	Angel Oak Mortgage Trust(a)(e) Series 2021-6 Class A1 1.46%, 09/25/2066	198,076
1,275,000	ARZ Trust(a) Series 2024-BILT Class A 5.77%, 06/11/2029	1,289,202
	BANK
	Series 2017-BNK5 Class A5
1,600,000	3.39%, 06/15/2060	1,539,416
	Series 2024-BNK47 Class A5
850,000	5.72%, 06/15/2057	879,409
	Series 2024-BNK48 Class A5
1,125,000	5.05%, 10/15/2057	1,107,347
	BANK5
	Series 2024-5YR10 Class A3
800,000	5.30%, 10/15/2057	803,776
	Series 2024-5YR10 Class AS
300,000	5.64%, 10/15/2057	302,987
	Series 2024-5YR11 Class A3
900,000	5.89%, 11/15/2057	925,885
	Series 2024-5YR11 Class AS
425,000	6.14%, 11/15/2057	435,211
	Series 2024-5YR7 Class A3
825,000	5.77%, 06/15/2057	844,019
	Barclays Commercial Mortgage Securities Trust
	Series 2018-TALL Class A
1,050,000	5.32%, 03/15/2037(a)(b) 1-mo. SOFR + 0.92%	993,562
	Series 2019-C3 Class C
564,000	4.18%, 05/15/2052	483,326
	Series 2024-C24 Class A5
550,000	5.42%, 02/15/2057	557,756
600,000	Benchmark Mortgage Trust Series 2020-B22 Class A5 1.97%, 01/15/2054	495,230
1,200,000	BFLD Trust(a)(b) Series 2024-UNIV Class A 5.89%, 11/15/2041 1-mo. SOFR + 1.49%	1,200,000

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Non-Agency — (continued)
$ 790,579	BLP Commercial Mortgage Trust(a)(b) Series 2024-IND2 Class A 5.74%, 03/15/2041 1-mo. SOFR + 1.34%	$ 790,826
	BMO Mortgage Trust
	Series 2023-C5 Class A5
900,000	5.77%, 06/15/2056	923,014
	Series 2024-5C4 Class A3
950,000	6.53%, 05/15/2057(e)	998,585
700,000	BPR Trust(a)(e) Series 2024-PMDW Class A 5.36%, 11/05/2041	697,733
665,511	BRAVO Residential Funding Trust(a)(c) Series 2024-NQM1 Class A1 5.94%, 12/01/2063	668,432
	BX Trust(a)
	Series 2021-ARIA Class C
525,000	6.16%, 10/15/2036(b) 1-mo. SOFR + 1.76%	523,523
	Series 2024-BIO Class A
1,400,000	6.04%, 02/15/2041(b) 1-mo. SOFR + 1.64%	1,401,312
	Series 2024-MDHS Class A
362,609	6.04%, 05/15/2041(b) 1-mo. SOFR + 1.64%	364,309
	Series 2024-PAT Class A
325,000	6.49%, 03/15/2041(b) 1-mo. SOFR + 2.09%	326,004
	Series 2024-VLT5 Class A
600,000	5.41%, 11/13/2046(e)	599,895
	Series 2024-WPT Class A
850,000	5.94%, 03/15/2034(b) 1-mo. SOFR + 1.54%	848,425
	Series 2024-XL4 Class A
1,409,414	5.84%, 02/15/2039(b) 1-mo. SOFR + 1.44%	1,415,139
	Series 2024-XL5 Class A
701,095	5.79%, 03/15/2041(b) 1-mo. SOFR + 1.39%	703,943
	Chase Home Lending Mortgage Trust(a)(e)
	Series 2024-3 Class A5
175,000	6.00%, 02/25/2055	175,749
	Series 2024-3 Class A5A
300,000	5.50%, 02/25/2055	294,097
	Series 2024-3 Class A7
100,000	6.00%, 02/25/2055	98,352
1,325,000	COMM Mortgage Trust(a)(b) Series 2024-WCL1 Class A 6.24%, 06/15/2041 1-mo. SOFR + 1.84%	1,325,043
500,000	DC Trust(a)(e) Series 2024-HLTN Class A 5.73%, 04/13/2040	503,236
1,298,489	ELP Commercial Mortgage Trust(a)(b) Series 2021-ELP Class A 5.21%, 11/15/2038 1-mo. SOFR + 0.82%	1,297,677
Principal Amount		Fair Value
Non-Agency — (continued)
$ 950,000	Fashion Show Mall LLC(a)(e) Series 2024-SHOW Class A 5.10%, 10/10/2041	$ 935,277
650,000	GS Mortgage Securities Trust Series 2017-GS7 Class A4 3.43%, 08/10/2050	617,740
	JPMorgan Chase Commercial Mortgage Securities Trust(a)
	Series 2021-410T Class A
500,000	2.29%, 03/05/2042	442,431
	Series 2022-NLP Class B
707,803	5.50%, 04/15/2037(b) 1-mo. SOFR + 1.11%	684,799
	JPMorgan Mortgage Trust(a)(e)
	Series 2021-LTV2 Class A1
695,961	2.52%, 05/25/2052	565,714
	Series 2023-DSC1 Class A1
551,621	4.63%, 07/25/2063	535,124
	Series 2024-1 Class A2
1,135,361	6.00%, 06/25/2054	1,133,720
	Series 2024-2 Class A5A
250,000	6.00%, 08/25/2054	248,996
	Series 2024-4 Class A5A
475,000	6.00%, 10/25/2054	472,313
66,657	Ladder Capital Commercial Mortgage Trust(a)(b) Series 2021-FL2 Class A 5.71%, 12/13/2038 1-mo. SOFR + 1.31%	66,442
299,651	MF1 Ltd(a)(b) Series 2021-FL6 Class A 5.59%, 07/16/2036 1-mo. SOFR + 1.21%	299,464
	Morgan Stanley Capital I Trust(e)
	Series 2018-L1 Class AS
875,000	4.64%, 10/15/2051	847,354
	Series 2019-L3 Class B
550,000	3.65%, 11/15/2052	493,312
1,125,000	NXPT Commercial Mortgage Trust(a)(e) Series 2024-STOR Class A 4.31%, 11/05/2041	1,073,575
	Onslow Bay Financial LLC(a)
	Series 2022-J2 Class A1
560,519	3.50%, 08/25/2052(e)	488,309
	Series 2024-NQM1 Class A1
807,732	5.93%, 11/25/2063(c)	811,805
	Series 2024-NQM1 Class A2
82,844	6.25%, 11/25/2063(c)	83,200
	Series 2024-NQM2 Class A1
987,355	5.88%, 12/25/2063(c)	990,818
	Series 2024-NQM4 Class A1
877,055	6.07%, 01/25/2064(c)	881,505
	ROCC Trust(a)
	Series 2024-CNTR Class A
1,600,000	5.39%, 11/13/2041	1,595,539
	Series 2024-CNTR Class D
750,000	7.11%, 11/13/2041	761,247

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Non-Agency — (continued)
$ 675,000	SCG Mortgage Trust(a)(b) Series 2024-MSP Class A 6.14%, 04/15/2041 1-mo. SOFR + 1.74%	$ 675,420
2,350,000	Starwood Trust(a)(b) Series 2021-FLWR Class A 5.09%, 07/15/2036 1-mo. SOFR + 0.69%	2,347,062
700,000	TPG Trust(a)(b) Series 2024-WLSC Class A 6.53%, 11/15/2029 1-mo. SOFR + 2.13%	700,001
77,373	Verus Securitization Trust(a)(e) Series 2021-8 Class A1 1.82%, 11/25/2066	68,852
650,000	WCORE Commercial Mortgage Trust(a)(b) Series 2024-CORE Class A 5.89%, 11/15/2041 1-mo. SOFR + 1.49%	650,812
	Wells Fargo Commercial Mortgage Trust
	Series 2021-C59 Class A5
925,000	2.63%, 04/15/2054	782,361
	Series 2024-1CHI Class A
1,125,000	5.31%, 07/15/2035(a)(e)	1,127,650
	Series 2024-1CHI Class B
700,000	5.74%, 07/15/2035(a)(e)	701,049
	Series 2024-C63 Class A5
1,260,000	5.31%, 08/15/2057	1,264,789
		48,357,176
U.S. Government Agency — 2.08%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
206,000	6.22%, 12/25/2041 1-mo. SOFR + 1.65%	208,117
	Series 2022-R05 Class 2M1
83,295	6.47%, 04/25/2042 1-mo. SOFR + 1.90%	83,867
	Series 2022-R05 Class 2M2
165,000	7.57%, 04/25/2042 1-mo. SOFR + 3.00%	171,013
	Series 2023-R03 Class 2M2
178,286	8.47%, 04/25/2043 1-mo. SOFR + 3.90%	191,739
	Series 2023-R08 Class 1B1
900,000	8.12%, 10/25/2043 1-mo. SOFR + 3.55%	941,828
	Series 2024-R01 Class 1B1
450,000	7.27%, 01/25/2044 1-mo. SOFR + 2.70%	461,062
	Series 2024-R01 Class 1M2
300,000	6.37%, 01/25/2044 1-mo. SOFR + 1.80%	302,768
	Series 2024-R02 Class 1M2
950,000	6.37%, 02/25/2044 1-mo. SOFR + 1.80%	958,550
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2024-R03 Class 2B1
$ 275,000	7.36%, 03/25/2044 1-mo. SOFR + 2.80%	$ 282,376
	Series 2024-R03 Class 2M2
325,000	6.51%, 03/25/2044 1-mo. SOFR + 1.95%	328,431
	Series 2024-R04 Class 1M2
300,000	6.22%, 05/25/2044 1-mo. SOFR + 1.65%	301,097
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
73,027	6.22%, 01/25/2034 1-mo. SOFR + 1.65%	73,520
	Series 2022-HQA1 Class M1B
550,000	8.07%, 03/25/2042 1-mo. SOFR + 3.50%	575,009
	Series 2024-DNA2 Class M1
1,169,869	5.77%, 05/25/2044 1-mo. SOFR + 1.20%	1,173,718
	Series 2024-HQA1 Class A1
447,217	5.82%, 03/25/2044 1-mo. SOFR + 1.25%	448,981
	Series 2024-HQA1 Class M1
727,737	5.82%, 03/25/2044 1-mo. SOFR + 1.25%	728,451
	Series 2024-HQA1 Class M2
350,000	6.57%, 03/25/2044 1-mo. SOFR + 2.00%	355,163
	Series 2024-HQA2 Class A1
2,320,000	5.82%, 08/25/2044 1-mo. SOFR + 1.25%	2,329,476
		9,915,166
TOTAL MORTGAGE-BACKED SECURITIES — 12.24% (Cost $58,704,591)		$58,272,342
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
10,403,194(f)	0.13%, 07/15/2026	10,160,117
77,732,247(f)	2.13%, 04/15/2029	77,829,140
5,947,486(f)	0.13%, 07/15/2031	5,235,180
6,007,792(f)	0.63%, 07/15/2032	5,369,129
47,108,256(f)	1.38%, 07/15/2033	44,068,205
8,833,530(f)	1.75%, 01/15/2034	8,468,766
55,710,065(f)	1.88%, 07/15/2034	53,984,394
15,866,760(f)	1.50%, 02/15/2053	12,703,556
20,642,196(f)	2.13%, 02/15/2054	19,104,482
	United States Treasury Note/Bond
2,340,000	3.75%, 05/31/2030	2,264,861
3,570,000	3.75%, 06/30/2030	3,453,547
4,370,000	4.50%, 12/31/2031	4,373,638

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 1,460,000	4.38%, 05/15/2034	$ 1,437,558
TOTAL U.S. TREASURY BONDS AND NOTES — 52.16% (Cost $253,452,944)		$248,452,573
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
77,540	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(g), 4.43%(h)	77,540
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.02% (Cost $77,540)		$77,540
TOTAL INVESTMENTS — 93.87% (Cost $454,996,395)		$447,104,887
OTHER ASSETS & LIABILITIES, NET — 6.13%		$29,188,321
TOTAL NET ASSETS — 100.00%		$476,293,208
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the aggregate fair value of 144A securities was $115,939,692, representing 24.34% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2024.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2024. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of December 31, 2024.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Principal amount of the security is adjusted for inflation.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of December 31, 2024.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation Protected Securities
As of December 31, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	195	USD	21,206	Mar 2025	$(206,679)
U.S. 2 Year Treasury Note Futures	522	USD	107,328	Mar 2025	24,630
U.S. 5 Year Treasury Note Futures	853	USD	90,678	Mar 2025	(747,134)
Short
U.S. 10 Year Ultra Treasury Note Futures	64	USD	7,124	Mar 2025	124,402
U.S. Treasury Bond Futures	136	USD	15,483	Mar 2025	566,537
U.S. Ultra Long Term Treasury Bond Futures	329	USD	39,120	Mar 2025	1,611,836
				Net Appreciation	$1,373,592
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2024
As of December 31, 2024, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
4.40%	Daily	1-day EFFR	Daily	USD	223,190	03/19/2025	$23,776	$4,020	$19,756
3.00%	Annual	1-day SOFR	Annual	USD	1,960	03/19/2028	(56,630)	(48,575)	(8,055)
1-day SOFR	Annual	3.70%	Annual	USD	14,650	05/31/2029	188,823	(8,005)	196,828
1-day SOFR	Annual	3.25%	Annual	USD	3,520	03/19/2032	168,526	128,754	39,772
3.94%	Annual	1-day SOFR	Annual	USD	11,140	12/13/2039	(96,728)	(31,283)	(65,445)
1-day SOFR	Annual	3.36%	Annual	USD	5,610	12/13/2054	84,125	35,834	48,291
							$311,892	$80,745	$231,147
As of December 31, 2024, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
CPI-U	At Maturity	3.97%	At Maturity	USD	56,710	03/10/2025	$387,055	$17,008	$370,047
CPI-U	At Maturity	1.72%	At Maturity	USD	21,200	09/23/2025	3,204,207	7,798	3,196,409
CPI-U	At Maturity	2.06%	At Maturity	USD	13,300	12/23/2025	1,727,316	—	1,727,316
CPI-U	At Maturity	3.39%	At Maturity	USD	42,100	06/23/2026	(265,941)	(98,269)	(167,672)
CPI-U	At Maturity	2.45%	At Maturity	USD	46,933	07/19/2028	296,036	173,680	122,356
							$5,348,673	$100,217	$5,248,456
Abbreviations
CPI-U	United States of America Consumer Price Index
EFFR	Effective Federal Funds Rate
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 12.33%
$ 17,142	ACHV ABS Trust(b) Series 2023-3PL Class B 7.17%, 08/19/2030	$ 17,157
289,612	ACM Auto Trust(b) Series 2023-2A Class A 7.97%, 06/20/2030	290,803
	Affirm Asset Securitization Trust(b)
	Series 2023-B Class A
325,000	6.82%, 09/15/2028	329,554
	Series 2024-A Class 1D
100,000	6.89%, 02/15/2029	100,852
	Series 2024-A Class B
330,000	5.93%, 02/15/2029	332,722
	Series 2024-XD Class A
210,000	5.22%, 12/17/2029	210,327
	Series 2024-XD Class D
140,000	6.08%, 12/17/2029	140,852
	American Credit Acceptance Receivables Trust(b)
	Series 2022-1 Class D
121,705	2.46%, 03/13/2028	120,983
	Series 2022-1 Class E
1,260,000	3.64%, 03/13/2028	1,247,235
	Series 2022-4 Class C
30,949	7.86%, 02/15/2029	31,112
	Series 2023-4 Class D
500,000	7.65%, 09/12/2030	520,882
	Series 2024-4 Class D
200,000	5.34%, 08/12/2031	198,362
	AMSR Trust(b)
	Series 2020-SFR2 Class D
540,000	3.28%, 07/17/2037	533,579
	Series 2021-SFR2 Class C
1,992,879	1.88%, 08/17/2038	1,880,303
	Series 2021-SFR3 Class D
520,000	2.18%, 10/17/2038	492,509
1,144,919	Apollo Aviation Securitization(b) Series 2024-2A Class A 5.93%, 09/16/2049	1,138,068
1,384,000	Applebee's Funding LLC / IHOP Funding LLC(b) Series 2023-1A Class A2 7.82%, 03/05/2053	1,415,355
	Aqua Finance Trust(b)
	Series 2019-A Class A
117,379	3.14%, 07/16/2040	113,671
	Series 2019-A Class C
641,705	4.01%, 07/16/2040	620,197
	Series 2021-A Class B
110,000	2.40%, 07/17/2046	94,339
1,300,000	Arivo Acceptance Auto Loan Receivables Trust(b) Series 2022-1A Class B 4.77%, 06/15/2028	1,284,475
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 214,770	Ascent Education Funding Trust(b) Series 2024-A Class A 6.14%, 10/25/2050	$ 216,440
	Auxilior Term Funding LLC(b)
	Series 2023-1A Class D
770,000	7.27%, 12/16/2030	783,441
	Series 2024-1A Class B
1,282,000	5.69%, 07/15/2031	1,292,297
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2020-2A Class A
495,000	2.02%, 02/20/2027	483,124
	Series 2020-2A Class C
145,000	4.25%, 02/20/2027	143,140
	Series 2021-2A Class C
160,000	2.35%, 02/20/2028	149,745
	Series 2023-3A Class A
385,000	5.44%, 02/22/2028	389,491
	Series 2023-8A Class C
110,000	7.34%, 02/20/2030	114,281
	Series 2024-1A Class C
100,000	6.48%, 06/20/2030	100,607
1,080,000	Benefit Street Partners XXVIII Ltd(b)(c) Series 2022-28A Class BR 6.26%, 10/20/2037 3-mo. SOFR + 1.70%	1,091,655
470,000	Benefit Street Partners XXXVII Ltd(b)(c) Series 2024-37A Class B 6.00%, 01/25/2038 3-mo. SOFR + 1.65%	470,083
	BHG Securitization Trust(b)
	Series 2022-A Class B
615,000	2.70%, 02/20/2035	603,675
	Series 2023-B Class A
777,600	6.92%, 12/17/2036	802,815
	Series 2023-B Class B
385,000	7.45%, 12/17/2036	398,905
	Series 2024-1CON Class A
782,319	5.81%, 04/17/2035	790,554
	Series 2024-1CON Class B
195,000	6.49%, 04/17/2035	197,406
	Series 2024-1CON Class C
100,000	6.86%, 04/17/2035	101,560
455,000	Birch Grove Ltd(b)(c) Series 2024-9A Class A1 6.24%, 10/22/2037 3-mo. SOFR + 1.40%	456,743
1,330,000	Bojangles Issuer LLC(b) Series 2024-1A Class A2 6.58%, 11/20/2054	1,312,217
	Bridgecrest Lending Auto Securitization Trust
	Series 2023-1 Class D
910,000	7.84%, 08/15/2029	954,654

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-2 Class D
$ 730,000	6.30%, 02/15/2030	$ 744,622
308,973	Business Jet Securities LLC(b) Series 2024-2 Class D 6.20%, 05/15/2039	314,214
617,569	BXG Receivables Note Trust(b) Series 2023-A Class A 5.77%, 11/15/2038	622,363
843,900	Cajun Global LLC(b) Series 2021-1 Class A2 3.93%, 11/20/2051	805,110
293,538	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	272,242
	CarMax Auto Owner Trust
	Series 2022-1 Class D
100,000	2.47%, 07/17/2028	96,764
	Series 2023-4 Class D
100,000	7.16%, 04/15/2030	103,775
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	101,576
887,802	CarNow Auto Receivables Trust(b) Series 2023-1A Class C 7.24%, 09/15/2026	888,980
	Carvana Auto Receivables Trust
	Series 2020-P1 Class C
1,320,000	1.32%, 11/09/2026	1,280,899
	Series 2021-P4 Class C
135,000	2.33%, 02/10/2028	125,885
	Series 2023-N1 Class D
920,000	6.69%, 07/10/2029(b)	934,768
	Series 2023-N4 Class D
100,000	7.22%, 02/11/2030(b)	103,520
	Series 2024-N1 Class D
100,000	6.30%, 05/10/2030(b)	101,345
	Series 2024-N3 Class D
300,000	5.38%, 12/10/2030(b)	295,421
176,351	Castlelake Aircraft Securitization Trust(b) Series 2018-1 Class B 5.30%, 06/15/2043	146,373
493,210	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	496,977
240,300	CLI Funding VI LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	220,776
	College Ave Student Loans LLC(b)
	Series 2021-A Class C
59,248	2.92%, 07/25/2051	54,213
	Series 2021-C Class D
100,000	4.11%, 07/26/2055	93,779
	Series 2024-B Class A1A
1,162,512	5.69%, 08/25/2054	1,174,006
	Series 2024-B Class B
300,000	6.08%, 08/25/2054	302,233
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 89,995	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	$ 79,341
	CoreVest American Finance Trust(b)
	Series 2019-3 Class A
38,699	2.71%, 10/15/2052	38,191
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	131,308
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	209,968
	Series 2020-2 Class C
100,000	4.61%, 05/15/2052(d)	94,854
	Series 2021-1 Class C
105,000	2.80%, 04/15/2053	89,249
	Series 2021-3 Class D
105,000	3.47%, 10/15/2054	88,081
1,050,000	CPS Auto Receivables Trust(b) Series 2023-D Class C 7.17%, 01/15/2030	1,079,382
	Credit Acceptance Auto Loan Trust(b)
	Series 2024-1A Class C
170,000	6.71%, 07/17/2034	174,103
	Series 2024-2A Class C
235,000	6.70%, 10/16/2034	240,512
	Series 2024-3A Class C
215,000	5.39%, 01/16/2035	211,585
124,440	Diamond Resorts Owner Trust(b) Series 2021-1A Class B 2.05%, 11/21/2033	121,590
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
324,300	4.12%, 07/25/2047	315,686
	Series 2018-1A Class A2II
66,325	4.33%, 07/25/2048	64,817
	DT Auto Owner Trust(b)
	Series 2022-1A Class D
545,000	3.40%, 12/15/2027	539,050
	Series 2023-1A Class D
1,091,000	6.44%, 11/15/2028	1,108,387
	Series 2023-3A Class C
570,000	6.40%, 05/15/2029	579,350
	Series 2023-3A Class D
325,000	7.12%, 05/15/2029	335,234
94,209	Education Funding Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	86,744
33,377	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	31,289
	ELFI Graduate Loan Program LLC(b)
	Series 2019-A Class A
105,002	2.54%, 03/25/2044	96,592

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-A Class B
$ 61,074	2.09%, 12/26/2046(d)	$ 49,469
315,555	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	307,889
131,625	EWC Master Issuer LLC(b) Series 2022-1A Class A2 5.50%, 03/15/2052	128,101
	Exeter Automobile Receivables Trust
	Series 2022-6A Class C
110,000	6.32%, 05/15/2028	111,154
	Series 2023-2A Class D
205,000	6.32%, 08/15/2029	208,341
	Series 2023-3A Class D
1,180,000	6.68%, 04/16/2029	1,210,405
	Series 2023-5A Class D
655,000	7.13%, 02/15/2030	681,853
	Series 2024-5A Class D
300,000	5.06%, 02/18/2031	293,980
799,500	FAT Brands Royalty LLC(b) Series 2021-1A Class A2 5.75%, 04/25/2051	679,451
1,230,000	First Help Financial LLC(b) Series 2024-3A Class C 5.43%, 03/17/2031	1,217,573
	First Investors Auto Owner Trust(b)
	Series 2022-1A Class D
200,000	3.79%, 06/15/2028	195,219
	Series 2022-2A Class D
145,000	8.71%, 10/16/2028	152,215
	FirstKey Homes Trust(b)
	Series 2020-SFR1 Class B
270,000	1.74%, 08/17/2037	264,227
	Series 2020-SFR1 Class D
200,000	2.24%, 08/17/2037	195,362
	Series 2020-SFR1 Class E
100,000	2.79%, 08/17/2037	97,972
	Series 2020-SFR2 Class D
775,000	1.97%, 10/19/2037	752,618
	Series 2021-SFR1 Class D
505,000	2.19%, 08/17/2038	479,225
	Series 2021-SFR1 Class E1
335,000	2.39%, 08/17/2038	318,665
	Series 2021-SFR2 Class E1
180,000	2.26%, 09/17/2038	170,047
	Series 2021-SFR2 Class E2
140,000	2.36%, 09/17/2038	132,005
	Series 2022-SFR2 Class D
205,000	4.50%, 07/17/2039	198,297
	Flagship Credit Auto Trust(b)
	Series 2019-4 Class D
41,142	3.12%, 01/15/2026	41,083
	Series 2020-1 Class D
163,778	2.48%, 03/16/2026	163,113
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-4 Class D
$ 240,000	2.18%, 02/16/2027	$ 236,537
	Series 2021-2 Class D
210,000	1.59%, 06/15/2027	200,636
247,500	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	260,748
175,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	178,567
	Foundation Finance Trust(b)
	Series 2023-2A Class A
663,261	6.53%, 06/15/2049	683,081
	Series 2023-2A Class B
100,000	6.97%, 06/15/2049	102,092
230,000	Foursight Capital Automobile Receivables Trust(b) Series 2021-2 Class D 1.92%, 09/15/2027	228,459
	Freedom Financial Trust(b)
	Series 2021-3FP Class D
103,212	2.37%, 11/20/2028	102,232
	Series 2022-1FP Class D
113,732	3.35%, 03/19/2029	113,042
	Frontier Issuer LLC(b)
	Series 2023-1 Class A2
1,275,000	6.60%, 08/20/2053	1,297,672
	Series 2023-1 Class C
100,000	11.50%, 08/20/2053	106,650
	Series 2024-1 Class C
1,110,000	11.16%, 06/20/2054	1,239,992
	GLS Auto Receivables Issuer Trust(b)
	Series 2021-1A Class D
325,494	1.68%, 01/15/2027	322,880
	Series 2022-2A Class D
770,000	6.15%, 04/17/2028	777,532
	Series 2023-2A Class D
155,000	6.31%, 03/15/2029	157,195
	Series 2023-4A Class D
300,000	7.18%, 08/15/2029	311,190
	Series 2024-1A Class D
200,000	5.95%, 12/17/2029	202,119
	Series 2024-2A Class D
230,000	6.19%, 02/15/2030	233,929
	Series 2024-3A Class C
1,300,000	5.21%, 02/18/2031	1,304,107
	GLS Auto Select Receivables Trust(b)
	Series 2023-1A Class B
900,000	6.09%, 03/15/2029	917,942
	Series 2023-2A Class A3
842,000	6.38%, 02/15/2029	863,977
	Series 2024-2A Class C
80,000	5.93%, 06/17/2030	80,898
	Series 2024-4A Class D
100,000	5.28%, 10/15/2031	97,382

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,515,000	GoldenTree Loan Management US Ltd(b)(c) Series 2021-9A Class AR 6.12%, 04/20/2037 3-mo. SOFR + 1.50%	$ 1,517,653
213,408	GoodLeap Home Improvement Solutions Trust(b) Series 2024-1A Class A 5.35%, 10/20/2046	212,532
1,483,787	Hardee's Funding LLC(b) Series 2024-1A Class A2 7.25%, 03/20/2054	1,515,516
	Hertz Vehicle Financing III LLC(b)
	Series 2022-1A Class D
655,000	4.85%, 06/25/2026	651,834
	Series 2023-1A Class D2
255,000	9.13%, 06/25/2027	257,138
395,000	Hertz Vehicle Financing LLC(b) Series 2022-4A Class D 6.56%, 09/25/2026	393,277
	Hilton Grand Vacations Trust(b)
	Series 2022-2A Class C
528,823	5.57%, 01/25/2037	523,392
	Series 2024-1B Class C
43,644	6.62%, 09/15/2039	44,005
	HIN Timeshare Trust(b)
	Series 2020-A Class C
274,957	3.42%, 10/09/2039	262,794
	Series 2024-A Class A
70,945	5.49%, 03/15/2043	71,560
	Home Partners of America Trust(b)
	Series 2019-1 Class D
152,436	3.41%, 09/17/2039	142,462
	Series 2019-2 Class D
123,640	3.12%, 10/19/2039	115,464
	Series 2021-1 Class E
83,703	2.58%, 09/17/2041	70,188
180,958	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	168,180
	HPEFS Equipment Trust(b)
	Series 2022-1A Class D
165,000	2.40%, 11/20/2029	163,443
	Series 2023-2A Class D
100,000	6.97%, 07/21/2031	102,449
288,750	Jack in the Box Funding LLC(b) Series 2019-1A Class A2II 4.48%, 08/25/2049	283,111
	Jersey Mike's Funding LLC(b)
	Series 2019-1A Class A2
636,193	4.43%, 02/15/2050	628,142
	Series 2024-1A Class A2
1,095,000	5.64%, 02/15/2055	1,081,361
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 483,427	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	$ 473,062
395,000	Kapitus Asset Securitization IV LLC(b) Series 2024-1A Class A 5.49%, 09/10/2031	390,307
92,590	KDAC Aviation Finance Ltd(b) Series 2017-1A Class A 4.21%, 12/15/2042	89,582
	LAD Auto Receivables Trust(b)
	Series 2022-1A Class A
359,643	5.21%, 06/15/2027	360,208
	Series 2023-1A Class D
1,100,000	7.30%, 06/17/2030	1,129,434
	Series 2023-2A Class D
710,000	6.30%, 02/15/2031	718,256
	Series 2023-4A Class C
1,244,000	6.76%, 03/15/2029	1,278,279
	Series 2023-4A Class D
75,000	7.37%, 04/15/2031	77,925
	Series 2024-1A Class C
100,000	5.64%, 06/15/2029	100,946
	Series 2024-3A Class C
100,000	4.93%, 03/15/2030	98,713
	Series 2024-3A Class D
100,000	5.18%, 02/17/2032	98,400
153,072	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	140,110
249,014	Lendbuzz Securitization Trust(b) Series 2022-1A Class A 4.22%, 05/17/2027	247,980
1,270,000	Libra Solutions LLC(b) Series 2024-1A Class A 5.88%, 09/30/2038	1,245,225
	MAPS Ltd(b)
	Series 2018-1A Class A
97,145	4.21%, 05/15/2043	96,515
	Series 2021-1A Class A
229,665	2.52%, 06/15/2046	211,854
100,000	Mariner Finance Issuance Trust(b) Series 2024-AA Class D 6.77%, 09/22/2036	101,017
	Marlette Funding Trust(b)
	Series 2024-1A Class B
115,000	6.07%, 07/17/2034	116,241
	Series 2024-1A Class D
425,000	6.93%, 07/17/2034	427,889
	Merchants Fleet Funding LLC(b)
	Series 2023-1A Class A
1,277,326	7.21%, 05/20/2036	1,292,786
	Series 2023-1A Class D
220,000	8.20%, 05/20/2036	226,171

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Mercury Financial Credit Card Master Trust(b)
	Series 2023-1A Class A
$ 1,375,000	8.04%, 09/20/2027	$ 1,374,727
	Series 2024-2A Class A
725,000	6.56%, 07/20/2029	733,684
1,120,000	MetroNet Infrastructure Issuer LLC(b) Series 2024-1A Class A2 6.23%, 04/20/2054	1,142,492
	Mission Lane Credit Card Master Trust(b)
	Series 2023-B Class A
330,000	7.69%, 11/15/2028	332,939
	Series 2024-A Class B
415,000	6.59%, 08/15/2029	417,374
	Series 2024-B Class A
535,000	5.88%, 01/15/2030	534,516
537,052	Momnt Technologies Trust(b) Series 2023-1A Class A 6.92%, 03/20/2045	539,833
105,805	Mosaic Solar Loan Trust(b) Series 2024-1 Class B 6.25%, 09/20/2049	101,676
	MVW Owner Trust(b)
	Series 2019-1A Class C
11,692	3.33%, 11/20/2036	11,548
	Series 2021-2A Class C
245,300	2.23%, 05/20/2039	229,602
	Series 2024-1A Class A
1,150,103	5.32%, 02/20/2043	1,154,474
	Navient Private Education Refi Loan Trust(b)
	Series 2020-HA Class A
25,111	1.31%, 01/15/2069	23,311
	Series 2021-A Class A
115,213	0.84%, 05/15/2069	103,822
	Series 2021-EA Class B
115,000	2.03%, 12/16/2069	78,049
	Series 2021-FA Class B
265,000	2.12%, 02/18/2070	177,517
	Series 2023-BA Class B
245,000	7.23%, 03/15/2072	251,829
100,000	Navient Student Loan Trust(b) Series 2019-GA Class B 3.08%, 10/15/2068	86,387
995,835	NBC Funding LLC(b) Series 2021-1 Class A2 2.99%, 07/30/2051	952,663
250,000	Nelnet Student Loan Trust(b) Series 2021-BA Class B 2.68%, 04/20/2062	214,286
	OneMain Financial Issuance Trust(b)
	Series 2021-1A Class D
270,000	2.47%, 06/16/2036	240,952
	Series 2022-S1 Class D
270,000	5.20%, 05/14/2035	264,870
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,515,000	Oportun Issuance Trust(b) Series 2024-2 Class B 5.83%, 02/09/2032	$ 1,519,033
795,000	OWN Equipment Fund I LLC(b) Series 2024-2M Class A 5.70%, 12/20/2032	795,732
	Palmer Square BDC Ltd(b)(c)
	Series 1A Class A
920,000	6.26%, 07/15/2037 3-mo. SOFR + 1.60%	921,072
	Series 1A Class B1
650,000	6.81%, 07/15/2037 3-mo. SOFR + 2.15%	655,312
1,225,000	PEAC Solutions Receivables LLC(b) Series 2024-1A Class B 5.79%, 11/20/2030	1,237,248
228,407	PK Alift Loan Funding 3 LP(b) Series 2024-1 Class A1 5.84%, 09/15/2039	229,592
	Planet Fitness Master Issuer LLC(b)
	Series 2019-1A Class A2
513,000	3.86%, 12/05/2049	471,846
	Series 2022-1A Class A2II
97,250	4.01%, 12/05/2051	88,101
	Series 2024-1A Class A2I
1,137,150	5.77%, 06/05/2054	1,141,312
767,287	PowerPay Issuance Trust(b) Series 2024-1A Class A 6.53%, 02/18/2039	777,580
	Prestige Auto Receivables Trust(b)
	Series 2022-1A Class D
420,000	8.08%, 08/15/2028	432,096
	Series 2023-2A Class B
1,068,000	6.64%, 12/15/2027	1,085,105
	Series 2023-2A Class D
100,000	7.71%, 08/15/2029	104,170
	Progress Residential Trust(b)
	Series 2021-SFR2 Class E1
345,000	2.55%, 04/19/2038	333,449
	Series 2021-SFR3 Class E1
125,000	2.54%, 05/17/2026	121,533
	Series 2021-SFR3 Class E2
105,000	2.69%, 05/17/2026	102,020
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	96,137
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	95,821
	Series 2021-SFR5 Class E1
145,000	2.21%, 07/17/2038	138,320

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR5 Class E2
$ 100,000	2.36%, 07/17/2038	$ 95,114
	Series 2021-SFR6 Class E1
185,000	2.43%, 07/17/2038	177,051
	Series 2021-SFR6 Class E2
100,000	2.53%, 07/17/2038	95,705
	Series 2021-SFR7 Class E1
205,000	2.59%, 08/17/2040	182,199
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	87,643
	Series 2021-SFR9 Class E1
100,000	2.81%, 11/17/2040	89,708
1,430,000	Purchasing Power Funding LLC(b) Series 2024-A Class B 6.43%, 08/15/2028	1,445,052
826,704	RCKT Mortgage Trust(b)(d) Series 2024-CES1 Class A1A 6.03%, 02/25/2044	830,041
	Reach Financial LLC(b)
	Series 2023-1A Class B
898,000	7.33%, 02/18/2031	907,507
	Series 2024-1A Class B
1,470,000	6.29%, 02/18/2031	1,486,906
	Series 2024-2A Class B
975,000	5.84%, 07/15/2031	979,115
	Republic Finance Issuance Trust(b)
	Series 2024-A Class A
355,000	5.91%, 08/20/2032	358,594
	Series 2024-B Class A
190,000	5.42%, 11/20/2037	192,275
	Series 2024-B Class C
375,000	6.60%, 11/20/2037	380,734
1,765,000	Retained Vantage Data Centers Issuer LLC(b) Series 2024-1A Class A2 4.99%, 09/15/2049	1,710,980
331,470	Rockford Tower Ltd(b)(c) Series 2018-1A Class A 5.88%, 05/20/2031 3-mo. SOFR + 1.36%	331,834
795,000	Santander Drive Auto Receivables Trust Series 2024-3 Class D 5.97%, 10/15/2031	808,294
100,000	SBNA Auto Receivables Trust(b) Series 2024-A Class C 5.59%, 01/15/2030	100,994
	SCF Equipment Leasing LLC(b)
	Series 2022-1A Class D
135,000	3.79%, 11/20/2031	129,844
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-2A Class C
$ 210,000	6.50%, 08/20/2032	$ 214,108
	Series 2024-1A Class C
100,000	5.82%, 09/20/2032	101,288
	Series 2024-1A Class D
100,000	6.58%, 06/21/2033	101,738
	SEB Funding LLC(b)
	Series 2021-1A Class A2
199,500	4.97%, 01/30/2052	194,510
	Series 2024-1A Class A2
440,000	7.39%, 04/30/2054	449,941
134,169	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	128,797
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2021-1A Class C
16,069	1.79%, 11/20/2037	15,561
	Series 2023-2A Class B
531,512	6.28%, 04/20/2040	536,079
	Series 2023-2A Class C
46,624	7.30%, 04/20/2040	47,534
	Series 2023-3A Class C
144,736	7.12%, 09/20/2040	147,520
	Slam Ltd(b)
	Series 2021-1A Class A
527,310	2.43%, 06/15/2046	479,020
	Series 2024-1A Class A
629,861	5.34%, 09/15/2049	617,498
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
37,451	3.50%, 09/15/2043	37,082
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	95,177
	Series 2019-B Class A2A
295,430	2.84%, 06/15/2037	286,398
	Series 2020-A Class A2A
41,155	2.23%, 09/15/2037	39,172
	Series 2021-A Class A2A2
104,526	5.24%, 01/15/2053(c) 1-mo. SOFR + 0.84%	103,168
	Series 2021-D Class B
200,000	2.31%, 03/17/2053	166,476
	Series 2024-A Class B
173,000	5.88%, 03/15/2056	173,894
93,662	SoFi Consumer Loan Program Trust(b) Series 2021-1 Class D 2.04%, 09/25/2030	91,937
	Stream Innovations Issuer Trust(b)
	Series 2024-1A Class A
81,891	6.27%, 07/15/2044	83,855
	Series 2024-2A Class A
322,243	5.21%, 02/15/2045	321,145

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Subway Funding LLC(b)
	Series 2024-1A Class A2I
$ 1,305,000	6.03%, 07/30/2054	$ 1,320,889
	Series 2024-1A Class A2II
1,315,000	6.27%, 07/30/2054	1,337,821
365,098	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	291,655
599,455	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	564,829
1,321,875	Taco Bell Funding LLC(b) Series 2016-1A Class A23 4.97%, 05/25/2046	1,319,346
215,564	Thrust Engine Leasing Designated Activity Co(b) Series 2021-1A Class A 4.16%, 07/15/2040	206,323
254,144	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	224,605
94,375	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 04/20/2049	93,497
1,091,970	Towd Point Mortgage Trust(b)(d) Series 2024-CES1 Class A1A 5.85%, 01/25/2064	1,095,261
	Trafigura Securitisation Finance PLC(b)
	Series 2024-1A Class A1
1,055,000	5.86%, 11/15/2027(c) 1-day SOFR + 1.40%	1,055,106
	Series 2024-1A Class B
200,000	7.29%, 11/15/2027	201,058
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,694,438
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	111,922
	Series 2020-SFR1 Class D
230,000	2.55%, 07/17/2038	220,393
	Series 2020-SFR2 Class D
895,000	2.28%, 11/17/2039	813,201
	Series 2020-SFR2 Class E1
225,000	2.73%, 11/17/2039	205,125
490,000	Tricon Residential Trust(b) Series 2021-SFR1 Class B 2.24%, 07/17/2038	470,109
1,300,000	TSC SPV Funding LLC(b) Series 2024-1A Class A2 6.29%, 08/20/2054	1,268,981
	United Auto Credit Securitization Trust(b)
	Series 2023-1 Class C
922,825	6.28%, 07/10/2028	925,403
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-1 Class D
$ 1,148,000	8.00%, 07/10/2028	$ 1,161,582
637,142	US Bank NA(b) Series 2023-1 Class B 6.79%, 08/25/2032	646,266
1,299,402	USQ Rail III LLC(b) Series 2024-1A Class A 4.99%, 09/28/2054	1,251,929
1,220,000	Veros Auto Receivables Trust(b) Series 2024-1 Class C 7.57%, 12/15/2028	1,262,924
	VFI ABS LLC(b)
	Series 2022-1A Class B
330,348	3.04%, 07/24/2028	329,194
	Series 2023-1A Class A
389,767	7.27%, 03/26/2029	393,817
607,473	Volofin Finance Designated Activity Co(b) Series 2024-1A Class A 5.94%, 06/15/2037	608,648
100,000	VStrong Auto Receivables Trust(b) Series 2024-A Class B 5.77%, 07/15/2030	101,222
526,086	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	487,940
60,440	Wendy's Funding LLC(b) Series 2018-1A Class A2II 3.88%, 03/15/2048	57,905
848,670	Westgate Resorts LLC(b) Series 2024-1A Class A 6.06%, 01/20/2038	854,445
	Westlake Automobile Receivables Trust(b)
	Series 2023-1A Class D
155,000	6.79%, 11/15/2028	158,918
	Series 2023-4A Class D
640,000	7.19%, 07/16/2029	665,220
	Series 2024-2A Class B
1,325,000	5.62%, 03/15/2030	1,341,777
	Series 2024-2A Class D
200,000	5.91%, 04/15/2030	202,237
412,850	Willis Engine Structured Trust VII(b) Series 2023-A Class A 8.00%, 10/15/2048	426,880
345,000	Wingstop Funding LLC(b) Series 2024-1A Class A2 5.86%, 12/05/2054	345,708
700,000	Ziply Fiber Issuer LLC(b) Series 2024-1A Class A2 6.64%, 04/20/2054	717,374
TOTAL ASSET-BACKED SECURITIES — 12.33% (Cost $130,978,505)		$130,721,314

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
BANK LOANS
$ 119,700	AAL Delaware Holdco Inc(c) 7.86%, 07/30/2031 1-mo. SOFR + 3.52%	$ 120,448
	Acrisure LLC(c)
346,694	7.15%,02/16/2027 1-mo. SOFR + 2.81%	347,127
298,502	7.51%,11/06/2030 1-mo. SOFR + 3.17%	298,502
560,741	Agiliti Health Inc(c) 7.33%, 05/01/2030 3-mo. SOFR + 3.01%	549,526
205,000	AI Aqua Merger Sub Inc(c) 5.00%, 07/31/2028 1-mo. SOFR + 0.67%	204,846
298,500	Albion Financing 3 SARL(c) 9.10%, 08/16/2029 3-mo. SOFR + 4.79%	300,925
555,000	Allied Universal Holdco LLC(c) 8.08%, 05/15/2028 1-mo. SOFR + 3.74%	556,156
	Applied Systems Inc(c)
719,397	7.33%,02/24/2032 3-mo. SOFR + 3.02%	725,812
75,000	9.58%,02/23/2032 3-mo. SOFR + 5.27%	77,047
630,411	Arcline FM Holdings LLC(c) 9.05%, 06/23/2028 3-mo. SOFR + 4.75%	633,676
251,948	Arsenal AIC Parent LLC(c) 7.61%, 08/18/2030 1-mo. SOFR + 3.27%	253,759
558,485	Ascend Learning LLC(c) 8.09%, 12/10/2028 1-mo. SOFR + 3.76%	560,879
553,605	Aspire Bakeries Holdings LLC(c) 8.61%, 12/23/2030 1-mo. SOFR + 4.27%	557,758
1,143,100	Asplundh Tree Expert LLC(c) 6.11%, 05/23/2031 1-mo. SOFR + 1.77%	1,143,672
224,435	AssuredPartners Inc(c) 7.86%, 02/14/2031 1-mo. SOFR + 3.52%	224,715
348,835	Asurion LLC(c) 7.72%, 07/31/2027 1-mo. SOFR + 3.39%	347,200
281,438	Bausch & Lomb Corp(c) 8.33%, 09/29/2028 3-mo. SOFR + 4.02%	282,211
558,600	Belron Finance US LLC(c) 7.27%, 10/16/2031 3-mo. SOFR + 2.97%	563,255
328,775	BIFM US Finance LLC(c) 8.11%, 05/31/2028 1-mo. SOFR + 3.77%	331,241
789,200	BMC Software(c) 8.34%, 07/30/2031 3-mo. SOFR + 4.03%	795,119
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 297,255	Boost Newco Borrower LLC(c) 6.83%, 01/31/2031 3-mo. SOFR + 2.52%	$ 299,272
430,965	BrightView Landscapes LLC(c) 7.09%, 04/20/2029 3-mo. SOFR + 2.78%	431,504
140,000	Broadstreet Partners Inc(c) 7.40%, 06/16/2031 1-mo. SOFR + 3.06%	140,331
60,000	Bulldog Purchaser Inc(c) 8.07%, 06/30/2031 3-mo. SOFR + 3.77%	60,075
	Carnival Corp(c)
147,245	7.11%,08/08/2027 1-mo. SOFR + 2.77%	147,981
511,902	7.11%,10/18/2028 1-mo. SOFR + 2.77%	514,248
410,000	Catawba Nation Gaming Authority(c) 9.15%, 12/16/2031 1-mo. SOFR + 4.81%	410,000
249,375	Cedar Fair LP(c) 6.36%, 05/01/2031 1-mo. SOFR + 2.02%	249,791
656,256	Central Parent LLC(c) 7.58%, 07/06/2029 3-mo. SOFR + 3.27%	646,495
532,325	Century DE Buyer LLC(c) 7.90%, 10/30/2030 1-mo. SOFR + 3.56%	535,319
792,862	Chariot Buyer LLC(c) 7.71%, 11/03/2028 1-mo. SOFR + 3.37%	796,402
652,825	CHG Healthcare Services Inc(c) 7.40%, 09/29/2028 3-mo. SOFR + 3.09%	655,375
540,000	Cloud Software Group Inc(c) 8.31%, 03/21/2031 1-mo. SOFR + 3.98%	541,575
825,000	Clydesdale Acquisition Holdings Inc(c) 7.53%, 04/13/2029 1-mo. SOFR + 3.20%	825,833
202,950	CNT Holdings I Corp(c) 8.09%, 11/08/2027 3-mo. SOFR + 3.78%	203,928
993,300	Cogeco Communications Finance US LP(c) 7.61%, 09/18/2030 1-mo. SOFR + 3.27%	989,575
504,284	ConnectWise LLC(c) 8.09%, 09/29/2028 3-mo. SOFR + 3.79%	506,931
507,371	Cornerstone Building Brands Inc(c) 7.75%, 10/28/2031 1-mo. SOFR + 3.41%	483,778
270,000	Cornerstone Generation LLC(c) 7.59%, 10/28/2031 1-mo. SOFR + 3.26%	271,912

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 456,556	Cotiviti Inc(c) 7.30%, 05/01/2031 1-mo. SOFR + 2.97%	$ 459,695
600,000	Covia Holdings Corp(c) 8.85%, 07/31/2026 3-mo. SOFR + 4.55%	597,750
751,599	CPM Holdings Inc(c) 8.84%, 09/28/2028 1-mo. SOFR + 4.50%	726,938
240,000	Creative Artists Agency LLC(c) 7.11%, 10/01/2031 1-mo. SOFR + 2.77%	241,000
280,000	Crisis Prevention Institute Inc(c) 8.43%, 04/09/2031 1-mo. SOFR + 4.10%	280,000
952,727	CSC Holdings LLC(c) 8.90%, 01/18/2028 1-mo. SOFR + 4.56%	931,291
355,000	Cube Industrials Buyer Inc(c) 8.13%, 10/09/2031 3-mo. SOFR + 3.83%	356,775
360,000	CVR CHC LP(c) 8.34%, 12/30/2027 1-mo. SOFR + 4.01%	356,400
575,000	Dechra Finance US LLC(c) 7.78%, 12/03/2031 1-mo. SOFR + 3.45%	577,516
	Del Monte Foods Inc(c)
168,088	8.76%,08/02/2028 3-mo. SOFR + 4.45%	163,465
382,615	9.26%,08/02/2028 3-mo. SOFR + 4.95%	285,048
193,194	12.62%,08/02/2028 3-mo. SOFR + 8.31%	187,881
515,515	Delivery Hero SE(c) 9.52%, 12/12/2029 3-mo. SOFR + 5.22%	517,878
912,039	DG Investment Intermediate Holdings 2 Inc(c) 8.22%, 03/31/2028 1-mo. SOFR + 3.89%	820,835
722,416	DirecTV Financing LLC(c) 10.10%, 08/02/2029 3-mo. SOFR + 5.79%	709,322
562,175	DS Parent Inc(c) 9.83%, 01/31/2031 3-mo. SOFR + 5.52%	533,129
414,761	DXP Enterprises Inc(c) 8.32%, 10/11/2030 1-mo. SOFR + 3.99%	418,390
119,700	Dynamo US Bidco Inc(c) 8.26%, 09/25/2031 6-mo. SOFR + 4.01%	120,747
563,724	Eagle Broadband Investments LLC(c) 7.34%, 11/12/2027 1-mo. SOFR + 3.11%	565,048
505,410	ECL Entertainment LLC(c) 7.86%, 08/31/2030 1-mo. SOFR + 3.52%	507,937
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 410,440	EG Group(c) 8.73%, 02/07/2028 1-mo. SOFR + 4.39%	$ 413,775
	Ellucian Holdings Inc(c)
311,114	7.36%,10/09/2029 1-mo. SOFR + 3.02%	312,961
70,000	9.11%,11/15/2032 1-mo. SOFR + 4.77%	71,033
129,675	Endo Finance Holdings Inc(c) 8.36%, 04/23/2031 1-mo. SOFR + 4.02%	130,356
308,446	Ensemble RCM LLC(c) 7.59%, 08/01/2029 3-mo. SOFR + 3.28%	310,374
238,800	Entain PLC(c) 7.08%, 10/31/2029 3-mo. SOFR + 2.77%	239,248
495,000	Epic Crude Services LP(c) 7.66%, 10/10/2031 3-mo. SOFR + 3.35%	498,558
706,434	Epicor Software Corp(c) 7.11%, 05/30/2031 1-mo. SOFR + 2.77%	711,144
536,464	Filtration Group Corp(c) 7.97%, 10/21/2028 1-mo. SOFR + 3.64%	540,068
784,349	First Brands Group LLC(c) 9.85%, 03/30/2027 3-mo. SOFR + 5.54%	734,347
553,602	Flutter Entertainment PLC(c) 6.08%, 11/30/2030 3-mo. SOFR + 1.77%	554,409
983,808	Freeport LNG Investments LLP(c) 8.38%, 12/21/2028 3-mo. SOFR + 4.07%	987,036
210,000	Fugue Finance LLC(c) 7.73%, 01/09/2032 1-mo. SOFR + 3.40%	211,575
565,633	Gainwell Acquisition Corp(c) 8.43%, 10/01/2027 3-mo. SOFR + 4.12%	546,543
555,764	Garda World Security Corp(c) 7.90%, 02/01/2029 1-mo. SOFR + 3.56%	560,627
810,000	Glatfelter Corp(c) 8.76%, 11/04/2031 3-mo. SOFR + 4.46%	811,012
553,719	Global Medical Response Inc(c) 9.86%, 10/31/2028 1-mo. SOFR + 5.52%	554,708
621,778	Gloves Buyer Inc(c) 8.47%, 12/29/2027 1-mo. SOFR + 4.14%	621,778
240,000	Goat Holdco LLC(c) 7.48%, 12/10/2031 1-mo. SOFR + 3.14%	239,900
239,400	Grant Thornton Advisors LLC(c) 7.61%, 06/02/2031 1-mo. SOFR + 3.27%	239,201

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	Grant Thornton LLP(c)
$ 9,502	7.09%,05/30/2031 1-mo. SOFR + 2.76%	$ 9,502
77,921	7.09%,05/31/2031 1-mo. SOFR + 2.76%	77,856
671,991	Gray Television Inc(c) 7.45%, 12/01/2028 1-mo. SOFR + 3.12%	618,568
275,000	Great Canadian Gaming(c) 9.09%, 11/01/2029 3-mo. SOFR + 4.78%	274,398
1,060,000	Grifols Worldwide Operations USA Inc(c) 6.74%, 11/15/2027 3-mo. SOFR + 2.43%	1,053,905
139,650	Hamilton Projects Acquiror LLC(c) 8.86%, 05/31/2031 1-mo. SOFR + 4.52%	140,479
531,923	Hanger Inc(c) 7.86%, 10/23/2031 1-mo. SOFR + 3.52%	536,578
563,587	Harbor Freight Tools USA Inc(c) 6.86%, 06/11/2031 1-mo. SOFR + 2.52%	555,275
772,200	Hertz Corp(c) 8.09%, 06/30/2028 1-mo. SOFR + 3.76%	694,497
	Hilton Grand Vacations Borrower LLC(c)
30,453	6.86%,08/02/2028 1-mo. SOFR + 2.52%	30,582
1,864,743	6.61%,01/17/2031 1-mo. SOFR + 2.27%	1,868,240
773,969	Hilton Worldwide Finance LLC(c) 6.09%, 11/08/2030 1-mo. SOFR + 1.76%	776,656
202,956	HUB International Ltd(c) 7.37%, 06/20/2030 3-mo. SOFR + 3.06%	204,119
464,051	Hunter Douglas Holding BV(c) 8.02%, 02/26/2029 3-mo. SOFR + 3.72%	463,181
599,866	Hunter Holdco 3 Ltd(c) 8.68%, 08/19/2028 3-mo. SOFR + 4.37%	590,868
144,638	Hunterstown Generation LLC(c) 7.83%, 10/29/2031 3-mo. SOFR + 3.52%	145,433
	Icon Parent Inc(c)
225,000	7.52%,11/13/2031 3-mo. SOFR + 3.21%	225,619
165,000	9.52%,09/10/2032 3-mo. SOFR + 5.21%	167,269
518,531	INEOS Finance PLC(c) 7.61%, 02/18/2030 1-mo. SOFR + 3.27%	516,262
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 468,996	Infinite Bidco LLC(c) 8.60%, 03/02/2028 3-mo. SOFR + 4.29%	$ 464,306
542,364	Innophos Holdings Inc(c) 8.72%, 02/05/2027 1-mo. SOFR + 4.39%	542,499
427,436	Ion Trading Finance Ltd(c) 7.83%, 04/01/2028 3-mo. SOFR + 3.52%	427,525
294,334	J & J Ventures Gaming LLC(c) 8.47%, 04/26/2028 1-mo. SOFR + 4.14%	295,438
470,000	Javelin Buyer Inc(c) 7.69%, 12/05/2031 3-mo. SOFR + 3.39%	473,408
535,210	Klockner Pentaplast of America Inc(c) 9.72%, 02/12/2026 6-mo. SOFR + 5.47%	481,689
620,389	Kronos Acquisition Holdings Inc(c) 8.58%, 07/08/2031 3-mo. SOFR + 4.28%	583,424
371,554	KUEHG Corp(c) 7.84%, 06/12/2030 3-mo. SOFR + 3.53%	375,037
562,175	LBM Acquisition LLC(c) 8.30%, 06/06/2031 1-mo. SOFR + 3.96%	562,702
405,000	Lernen Bidco Ltd(c) 8.55%, 10/27/2031 1-day SOFR + 4.06%	408,038
	LifePoint Health Inc(c)
94,763	7.96%,05/16/2031 3-mo. SOFR + 3.66%	94,881
554,250	8.41%,05/16/2031 3-mo. SOFR + 4.10%	555,775
925,000	LSF12 Crown US Commercial Bidco LLC(c) 8.59%, 12/02/2031 1-mo. SOFR + 4.25%	921,531
383,600	Lummus Technology Holdings V LLC(c) 7.36%, 12/31/2029 1-mo. SOFR + 3.02%	386,117
483,788	Madison Safety & Flow LLC(c) 7.61%, 09/26/2031 1-mo. SOFR + 3.27%	486,962
680,000	Mauser Packaging Solutions Holding Co(c) 7.34%, 04/15/2027 1-mo. SOFR + 3.00%	683,825
354,427	McGraw-Hill Education Inc(c) 8.33%, 08/01/2031 3-mo. SOFR + 4.02%	358,414
666,709	Medline Borrower LP(c) 6.61%, 10/23/2028 1-mo. SOFR + 2.27%	669,293
445,706	MH Sub I LLC(c) 8.82%, 05/03/2028 1-mo. SOFR + 4.49%	445,892

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 129,350	Modivcare Inc(c) 9.08%, 07/01/2031 3-mo. SOFR + 4.77%	$ 123,529
250,000	Mosel Bidco SE(c) 9.08%, 09/16/2030 3-mo. SOFR + 4.77%	252,500
521,072	Motion Finco LLC(c) 7.83%, 11/12/2029 3-mo. SOFR + 3.52%	514,125
461,329	NAB Holdings LLC(c) 7.08%, 11/23/2028 3-mo. SOFR + 2.77%	463,539
557,329	Naked Juice LLC(c) 7.43%, 01/24/2029 3-mo. SOFR + 3.12%	365,051
215,333	NCR Atleos Corp(c) 8.40%, 03/27/2029 3-mo. SOFR + 4.09%	215,603
550,345	Neptune Bidco US Inc(c) 9.45%, 04/11/2029 1-mo. SOFR + 5.12%	493,640
225,000	NGP XI Midstream Holdings LLC(c) 8.33%, 07/25/2031 3-mo. SOFR + 4.02%	225,422
381,067	Nouryon Finance BV(c) 7.66%, 04/03/2028 3-mo. SOFR + 3.35%	384,163
275,000	NRG Energy Inc(c) 6.40%, 04/16/2031 1-mo. SOFR + 2.06%	275,086
	Numericable US LLC(c)
627,023	7.43%,07/31/2025 6-mo. SOFR + 3.18%	575,293
148,864	8.37%,01/31/2026 6-mo. SOFR + 4.12%	121,262
502,067	Omnia Partners LLC(c) 7.37%, 07/25/2030 1-mo. SOFR + 3.03%	504,451
558,553	One Call Corp(c) 10.39%, 04/22/2027 3-mo. SOFR + 6.08%	539,004
518,457	Ontario Gaming GTA Ltd(c) 8.58%, 08/01/2030 3-mo. SOFR + 4.27%	519,105
125,386	OpenText Corp(c) 6.09%, 01/31/2030 1-mo. SOFR + 1.75%	125,307
410,436	Oryx Midstream Services Permian Basin LLC(c) 7.51%, 10/05/2028 1-mo. SOFR + 3.18%	411,103
441,982	Osmosis Buyer Ltd(c) 8.05%, 07/31/2028 1-mo. SOFR + 3.72%	441,650
855,718	Packaging Coordinators Midco Inc(c) 7.84%, 11/30/2027 3-mo. SOFR + 3.53%	857,857
742,147	PAI Holdco Inc(c) 8.60%, 10/28/2027 3-mo. SOFR + 4.29%	625,259
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 468,688	Pegasus Bidco BV(c) 7.77%, 07/12/2029 3-mo. SOFR + 3.47%	$ 469,860
506,437	Peraton Corp(c) 8.21%, 02/01/2028 1-mo. SOFR + 3.87%	470,459
565,000	Petco Health & Wellness Co Inc(c) 7.70%, 02/25/2028 1-mo. SOFR + 3.37%	547,962
490,000	PEX Holdings LLC(c) 7.08%, 11/20/2031 1-mo. SOFR + 2.27%	491,837
210,000	PointClickCare Technologies Inc(c) 7.58%, 11/03/2031 3-mo. SOFR + 3.27%	210,788
468,367	Project Ruby Ultimate Parent Corp(c) 7.47%, 03/10/2028 1-mo. SOFR + 3.14%	470,006
384,549	Proofpoint Inc(c) 7.36%, 08/31/2028 1-mo. SOFR + 3.02%	386,071
531,244	Radiology Partners Inc(c) 8.28%, 01/31/2029 3-mo. SOFR + 3.97%	523,718
282,317	RealPage Inc(c) 7.59%, 04/24/2028 3-mo. SOFR + 3.29%	281,523
	Resideo Funding Inc(c)
236,419	6.15%,02/11/2028 1-mo. SOFR + 1.81%	237,010
1,083,347	6.11%,06/13/2031 3-mo. SOFR + 1.80%	1,084,363
676,583	Rocket Software Inc(c) 8.59%, 11/28/2028 1-mo. SOFR + 4.26%	681,811
800,000	Roper Industrial Product(c) 7.11%, 11/22/2029 1-mo. SOFR + 2.77%	801,250
170,000	Ryan Specialty Group LLC(c) 6.61%, 09/15/2031 1-mo. SOFR + 2.27%	170,496
457,620	SBA Senior Finance II LLC(c) 6.34%, 01/27/2031 1-mo. SOFR + 2.01%	457,429
812,962	Scientific Games Holdings LP(c) 7.59%, 04/04/2029 3-mo. SOFR + 3.28%	814,182
49,750	Scientific Games International Inc(c) 6.63%, 04/14/2029 1-mo. SOFR + 2.30%	49,813
428,925	SeaWorld Parks & Entertainment Inc(c) 6.36%, 12/04/2031 1-mo. SOFR + 2.02%	428,032
549,713	Sigma Bidco BV(c) 8.78%, 02/12/2026 1-day SOFR + 4.29%	551,087

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 497,042	Southern Veterinary Partners LLC(c) 7.71%, 12/04/2031 3-mo. SOFR + 3.41%	$ 500,071
593,492	Spin Holdco Inc(c) 8.71%, 03/04/2028 3-mo. SOFR + 4.40%	498,236
647,334	Star Parent Inc(c) 8.33%, 09/27/2030 3-mo. SOFR + 4.02%	630,989
440,531	Star US Bidco LLC(c) 8.11%, 03/17/2027 1-mo. SOFR + 3.77%	442,733
1,386,925	Summit Materials LLC(c) 6.15%, 01/12/2029 1-mo. SOFR + 1.81%	1,387,358
30,000	Talen Energy Supply LLC(c) 7.02%, 12/12/2031 2-mo. SOFR + 2.69%	30,050
805,223	Terrier Media Buyer Inc(c) 8.17%, 06/18/2029 2-mo. SOFR + 3.84%	724,701
568,575	Thunder Generation Funding LLC(c) 7.33%, 10/03/2031 3-mo. SOFR + 3.02%	572,027
467,211	Titan Acquisition Ltd(c) 8.78%, 02/15/2029 3-mo. SOFR + 4.48%	470,715
202,953	TMF Sapphire Bidco BV(c) 8.09%, 05/03/2028 3-mo. SOFR + 3.78%	203,714
	TransDigm Inc(c)
94,289	6.83%,01/19/2032 3-mo. SOFR + 2.52%	94,374
168,235	7.08%,01/19/2032 3-mo. SOFR + 2.77%	168,691
2,135,037	TransUnion Intermediate Holdings Inc(c) 6.32%, 06/24/2031 1-mo. SOFR + 1.99%	2,130,365
515,150	Traverse Midstream Partners LLC(c) 8.09%, 02/16/2028 3-mo. SOFR + 3.78%	516,653
765,670	TricorBraun Inc(c) 7.72%, 03/03/2028 1-mo. SOFR + 3.39%	764,314
731,163	Trugreen LP(c) 8.46%, 11/02/2027 1-mo. SOFR + 4.12%	710,447
286,416	Truist Insurance Holdings LLC(c) 7.08%, 05/06/2031 3-mo. SOFR + 2.77%	286,297
1,020,015	UKG Inc(c) 7.62%, 02/10/2031 3-mo. SOFR + 3.31%	1,026,390
653,200	Univision Communications Inc(c) 7.97%, 01/31/2029 1-mo. SOFR + 3.64%	654,425
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 370,069	Upstream Newco Inc(c) 9.10%, 11/20/2026 3-mo. SOFR + 4.79%	$ 304,150
	USALCO LLC(c)
27,088	8.38%,09/30/2031 1-mo. SOFR + 4.05%	27,257
575,928	8.57%,09/30/2031 1-mo. SOFR + 4.24%	579,528
350,000	Varsity Brands Inc(c) 8.27%, 08/26/2031 3-mo. SOFR + 3.97%	350,219
781,790	Viant Medical Holdings Inc(c) 8.59%, 10/17/2031 3-mo. SOFR + 4.28%	789,281
528,735	Viasat Inc(c) 8.97%, 03/02/2029 1-mo. SOFR + 4.64%	472,425
840,000	Virgin Media Bristol LLC(c) 7.01%, 01/31/2028 1-mo. SOFR + 2.68%	833,583
558,600	Waterbridge NDB Operating LLC(c) 8.98%, 05/07/2029 1-mo. SOFR + 4.65%	564,012
415,000	WEC US Holdings Ltd(c) 6.59%, 01/27/2031 1-mo. SOFR + 2.25%	415,389
525,000	White Cap Buyer LLC(c) 7.61%, 10/19/2029 1-mo. SOFR + 3.27%	525,055
768,471	WIN Waste Innovations Holdings Inc(c) 7.22%, 03/24/2028 1-mo. SOFR + 2.89%	750,082
1,149,225	Wyndham Hotels & Resorts Inc(c) 6.11%, 05/24/2030 1-mo. SOFR + 1.77%	1,150,661
TOTAL BANK LOANS — 8.50% (Cost $90,482,229)		$90,130,778
CORPORATE BONDS AND NOTES
Basic Materials — 1.88%
	ArcelorMittal SA
205,000	6.80%, 11/29/2032	219,042
590,000	6.75%, 03/01/2041	606,960
525,000	Ashland Inc(b) 3.38%, 09/01/2031	447,734
1,180,000	ASP Unifrax Holdings Inc(b) 5.25%, 09/30/2028	708,625
935,000	Bayport Polymers LLC(b) 5.14%, 04/14/2032	870,742
1,094,000	Corp Nacional del Cobre de Chile(b) 5.95%, 01/08/2034	1,084,607
1,465,000	First Quantum Minerals Ltd(b) 9.38%, 03/01/2029	1,557,954
	Glencore Funding LLC(b)
1,025,000	6.13%, 10/06/2028	1,056,974
1,495,000	4.88%, 03/12/2029	1,483,175

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 115,000	2.50%, 09/01/2030	$ 99,692
1,225,000	6.38%, 10/06/2030	1,286,536
1,705,000	5.70%, 05/08/2033	1,722,037
3,795,000	6.50%, 10/06/2033	4,025,944
455,000	5.63%, 04/04/2034	452,979
1,290,000	Illuminate Buyer LLC / Illuminate Holdings IV Inc(b) 9.00%, 07/01/2028	1,306,178
885,000	INEOS Quattro Finance 2 PLC(b)(e) 9.63%, 03/15/2029	934,525
151,000	NOVA Chemicals Corp(b) 5.00%, 05/01/2025	150,210
253,580	Samarco Mineracao SA(b)(f) 9.00%, 06/30/2031 PIK rate, 9.00%	247,669
215,000	Steel Dynamics Inc 5.38%, 08/15/2034	213,133
785,000	Taseko Mines Ltd(b) 8.25%, 05/01/2030	801,284
755,000	WR Grace Holdings LLC(b) 5.63%, 08/15/2029	694,361
		19,970,361
Communications — 5.84%
1,525,000	Altice Financing SA(b) 5.00%, 01/15/2028	1,193,660
410,000	Altice France Holding SA(b) 6.00%, 02/15/2028	108,211
	Altice France SA(b)
200,000	5.13%, 01/15/2029	150,572
820,000	5.13%, 07/15/2029	614,068
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
983,000	4.75%, 03/01/2030	897,642
234,000	4.50%, 08/15/2030	210,037
355,000	4.25%, 01/15/2034	288,008
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,080,000	5.13%, 07/01/2049	845,388
2,440,000	4.80%, 03/01/2050	1,832,823
245,000	3.70%, 04/01/2051	153,041
210,000	3.90%, 06/01/2052	135,095
2,175,000	5.25%, 04/01/2053	1,755,488
265,000	6.83%, 10/23/2055	257,823
695,000	4.40%, 12/01/2061	462,615
870,000	3.95%, 06/30/2062	529,954
1,100,000	CMG Media Corp(b) 8.88%, 06/18/2029	825,253
500,000	CommScope LLC(b) 7.13%, 07/01/2028	440,103
175,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	156,211
	CSC Holdings LLC(b)
480,000	5.38%, 02/01/2028	414,100
2,760,000	7.50%, 04/01/2028	1,891,063
Principal Amount(a)		Fair Value
Communications — (continued)
$ 760,000	11.75%, 01/31/2029	$ 750,558
200,000	4.13%, 12/01/2030	143,673
2,435,000	4.63%, 12/01/2030	1,272,172
1,925,000	3.38%, 02/15/2031	1,350,219
400,000	4.50%, 11/15/2031	288,012
715,000	Directv Financing LLC(b) 8.88%, 02/01/2030	703,589
	DISH DBS Corp(b)
2,330,000	5.25%, 12/01/2026	2,117,856
1,290,000	5.75%, 12/01/2028	1,102,943
10,745,279	EchoStar Corp 10.75%, 11/30/2029	11,554,242
	Expedia Group Inc
990,000	3.25%, 02/15/2030	912,854
1,450,000	2.95%, 03/15/2031	1,276,426
600,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 3.50%, 03/01/2029	548,140
1,190,000	Gray Television Inc(b)(e) 7.00%, 05/15/2027	1,150,963
1,090,000	Hughes Satellite Systems Corp 6.63%, 08/01/2026	863,584
832,150	iHeartCommunications Inc(b) 7.75%, 08/15/2030	651,157
755,000	ION Trading Technologies SARL(b) 9.50%, 05/30/2029	791,616
567,000	Level 3 Financing Inc(b) 3.63%, 01/15/2029	450,765
1,065,000	Millennium Escrow Corp(b) 6.63%, 08/01/2026	831,046
1,225,000	Motorola Solutions Inc 5.40%, 04/15/2034	1,225,496
	Netflix Inc
300,000	EUR, 3.63%, 05/15/2027	317,324
1,485,000	5.38%, 11/15/2029(b)	1,513,587
1,215,000	4.88%, 06/15/2030(b)	1,209,595
135,000	4.90%, 08/15/2034(e)	132,206
	Paramount Global
1,445,000	6.88%, 04/30/2036	1,462,981
1,705,000	4.38%, 03/15/2043	1,241,228
455,000	5.85%, 09/01/2043	395,380
200,000	SoftBank Group Corp 4.63%, 07/06/2028	190,899
	Sprint Capital Corp
70,000	6.88%, 11/15/2028	74,304
1,355,000	8.75%, 03/15/2032	1,617,739
349,000	Telesat Canada / Telesat LLC(b) 6.50%, 10/15/2027	139,782
	Time Warner Cable LLC
90,000	5.88%, 11/15/2040	80,532
235,000	5.50%, 09/01/2041	199,420
2,290,000	4.50%, 09/15/2042	1,713,144
	T-Mobile USA Inc
745,000	3.38%, 04/15/2029	695,353
755,000	3.88%, 04/15/2030	710,446
2,350,000	3.50%, 04/15/2031	2,130,441
195,000	2.70%, 03/15/2032	165,111

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Communications — (continued)
$ 1,085,000	5.75%, 01/15/2034	$ 1,112,383
595,000	4.70%, 01/15/2035	562,757
	Uber Technologies Inc
326,000	7.50%, 09/15/2027(b)	331,806
3,560,000	4.50%, 08/15/2029(b)	3,442,834
455,000	4.80%, 09/15/2034	435,466
840,000	Univision Communications Inc(b) 6.63%, 06/01/2027	836,617
10,000	Wayfair LLC(b) 7.25%, 10/31/2029	9,995
		61,867,796
Consumer, Cyclical — 3.84%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
120,000	3.88%, 01/15/2028	113,480
210,000	4.38%, 01/15/2028	200,595
230,000	5.63%, 09/15/2029	226,555
575,000	4.00%, 10/15/2030	514,244
1,200,596	Alaska Airlines Pass Through Trust(b) Series 2020-1 Class A 4.80%, 08/15/2027	1,184,147
445,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	393,713
	American Airlines Pass Through Trust
	Series 2017-2 Class B
176,547	3.70%, 10/15/2025	174,413
	Series 2016-3 Class B
545,281	3.75%, 10/15/2025	537,227
975,000	Aptiv Swiss Holdings Ltd 6.88%, 12/15/2054	950,604
1,350,000	Ashton Woods USA LLC / Ashton Woods Finance Co(b) 4.63%, 04/01/2030	1,224,957
1,260,000	Aston Martin Capital Holdings Ltd(b) 10.00%, 03/31/2029	1,230,021
405,000	BorgWarner Inc 5.40%, 08/15/2034	398,613
	British Airways Pass Through Trust(b)
	Series 2019-1 Class A
158,697	3.35%, 06/15/2029	148,382
	Series 2021-1 Class A
625,744	2.90%, 03/15/2035	551,927
	Carnival Corp(b)
745,000	5.75%, 03/01/2027	743,357
5,000	4.00%, 08/01/2028	4,739
445,000	6.00%, 05/01/2029	443,947
130,000	7.00%, 08/15/2029	135,227
210,000	Choice Hotels International Inc 5.85%, 08/01/2034	210,255
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 477,000	Clarios Global LP / Clarios US Finance Co(b) 8.50%, 05/15/2027	$ 477,726
520,000	Daimler Truck Finance North America LLC(b) 5.50%, 09/20/2033	521,212
676,291	Delta Air Lines Pass Through Trust Series 2015-1 Class AA 3.63%, 07/30/2027	655,941
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,108,996
675,000	DR Horton Inc 5.00%, 10/15/2034	651,635
200,000	Ferguson Finance PLC(b) 3.25%, 06/02/2030	181,732
	Ferrellgas LP / Ferrellgas Finance Corp(b)
429,000	5.38%, 04/01/2026	424,491
702,000	5.88%, 04/01/2029	641,634
	Ford Motor Credit Co LLC
620,000	7.35%, 03/06/2030	656,542
175,000	6.05%, 11/05/2031	173,565
370,000	Global Auto Holdings Ltd / AAG FH UK Ltd(b) 11.50%, 08/15/2029	376,534
245,000	Great Canadian Gaming Corp(b) 8.75%, 11/15/2029	250,767
	Hilton Domestic Operating Co Inc(b)
515,000	4.00%, 05/01/2031	463,161
140,000	3.63%, 02/15/2032	121,615
105,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc(b) 4.88%, 07/01/2031	93,990
350,000	Home Depot Inc 4.95%, 06/25/2034	345,271
1,415,000	LBM Acquisition LLC(b) 6.25%, 01/15/2029	1,301,547
	Light & Wonder International Inc(b)
900,000	7.00%, 05/15/2028	901,777
15,000	7.25%, 11/15/2029(e)	15,302
395,000	7.50%, 09/01/2031	406,701
520,000	Marriott International Inc 5.30%, 05/15/2034	515,952
255,000	Marriott Ownership Resorts Inc(b)(e) 4.50%, 06/15/2029	238,031
1,234,000	Melco Resorts Finance Ltd(b) 5.38%, 12/04/2029	1,126,528
771,000	Meritage Homes Corp(b) 3.88%, 04/15/2029	720,379
1,415,000	Merlin Entertainments Group US Holdings Inc(b) 7.38%, 02/15/2031	1,366,074
	NCL Corp Ltd(b)
650,000	5.88%, 03/15/2026	649,118
350,000	5.88%, 02/15/2027	348,905

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 680,000	8.13%, 01/15/2029	$ 716,539
140,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	140,449
894,000	Newell Brands Inc(e) 6.63%, 09/15/2029	909,118
480,000	Nissan Motor Acceptance Co LLC(b) 7.05%, 09/15/2028	497,517
655,000	Ontario Gaming GTA LP / OTG Co-Issuer Inc(b) 8.00%, 08/01/2030	673,333
700,000	PetSmart Inc / PetSmart Finance Corp(b) 7.75%, 02/15/2029	676,663
	Royal Caribbean Cruises Ltd(b)
50,000	4.25%, 07/01/2026	49,056
1,580,000	5.50%, 04/01/2028	1,568,197
720,000	5.63%, 09/30/2031	708,235
410,000	6.25%, 03/15/2032	414,912
1,555,000	6.00%, 02/01/2033	1,551,307
950,000	Saks Global Enterprises LLC(b) 11.00%, 12/15/2029	913,705
550,000	Tapestry Inc 5.50%, 03/11/2035	534,963
	Travel + Leisure Co
50,000	6.00%, 04/01/2027	50,008
655,000	4.50%, 12/01/2029(b)(e)	611,744
340,000	4.63%, 03/01/2030(b)	315,519
245,000	4.63%, 03/01/2030	227,359
	United Airlines Pass Through Trust
	Series 2023-1 Class A
1,466,485	5.80%, 01/15/2036	1,495,496
	Series 2024-1 Class AA
360,000	5.45%, 02/15/2037	360,502
1,325,000	VistaJet Malta Finance PLC / Vista Management Holding Inc(b)(e) 9.50%, 06/01/2028	1,333,322
430,000	Windsor Holdings III LLC(b) 8.50%, 06/15/2030	452,451
	Yum! Brands Inc
955,000	3.63%, 03/15/2031(e)	844,274
255,000	4.63%, 01/31/2032	235,628
	ZF North America Capital Inc(b)
340,000	6.88%, 04/14/2028	339,042
190,000	7.13%, 04/14/2030	186,517
345,000	6.75%, 04/23/2030	331,867
525,000	6.88%, 04/23/2032	497,827
		40,757,079
Consumer, Non-Cyclical — 5.14%
1,279,000	Adani Ports & Special Economic Zone Ltd(b) 4.38%, 07/03/2029	1,098,564
	Ashtead Capital Inc(b)
1,080,000	5.50%, 08/11/2032	1,066,127
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 220,000	5.55%, 05/30/2033	$ 216,575
1,400,000	5.95%, 10/15/2033	1,415,849
685,000	5.80%, 04/15/2034	685,518
650,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	637,137
	BAT Capital Corp
686,000	7.75%, 10/19/2032	777,829
290,000	4.39%, 08/15/2037	250,172
10,000	Bausch + Lomb Corp(b) 8.38%, 10/01/2028	10,350
1,135,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	908,000
	Block Inc
350,000	3.50%, 06/01/2031	308,168
480,000	6.50%, 05/15/2032(b)	484,634
852,000	Boost Newco Borrower LLC(b) 7.50%, 01/15/2031	893,202
	Centene Corp
40,000	2.45%, 07/15/2028	35,996
1,845,000	4.63%, 12/15/2029	1,744,927
545,000	3.38%, 02/15/2030	485,420
720,000	3.00%, 10/15/2030	621,286
680,000	2.50%, 03/01/2031	562,432
1,070,000	Cheplapharm Arzneimittel GmbH(b) 5.50%, 01/15/2028	969,198
10,000	Chobani Holdco II LLC(b)(f) 8.75%, 10/01/2029 PIK rate, 9.50%	10,575
	CHS / Community Health Systems Inc(b)
305,000	5.25%, 05/15/2030	250,505
886,000	4.75%, 02/15/2031(e)	687,497
700,000	Cimpress PLC(b) 7.38%, 09/15/2032	695,414
805,000	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(b) 6.63%, 07/15/2030	815,969
	CVS Health Corp
145,000	6.75%, 12/10/2054	142,178
235,000	7.00%, 03/10/2055	235,789
1,450,000	DENTSPLY SIRONA Inc 3.25%, 06/01/2030	1,280,875
240,000	DP World Ltd(b) 6.85%, 07/02/2037	261,214
530,000	Elevance Health Inc 5.20%, 02/15/2035	517,614
635,000	Endo Finance Holdings Inc(b)(e) 8.50%, 04/15/2031	672,803
595,000	ERAC USA Finance LLC(b) 4.90%, 05/01/2033	577,684
675,000	Garda World Security Corp(b) 8.38%, 11/15/2032	687,045
	Global Payments Inc
220,000	5.30%, 08/15/2029	220,385
255,000	2.90%, 05/15/2030	227,024

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 315,000	2.90%, 11/15/2031	$ 269,409
775,000	5.40%, 08/15/2032(e)	774,473
705,000	Grifols SA(b)(e) 4.75%, 10/15/2028	647,845
	HCA Inc
2,715,000	5.50%, 06/01/2033	2,685,981
1,200,000	5.60%, 04/01/2034	1,182,111
580,000	5.45%, 09/15/2034	565,321
171,000	6.00%, 04/01/2054	162,897
1,023,000	Herbalife Nutrition Ltd / HLF Financing Inc(b)(e) 7.88%, 09/01/2025	1,021,554
1,325,000	Hertz Corp(b) 4.63%, 12/01/2026	1,119,060
395,000	HLF Financing SARL LLC / Herbalife International Inc(b) 4.88%, 06/01/2029	276,500
330,000	Hologic Inc(b) 3.25%, 02/15/2029	298,432
945,000	Icon Investments Six Designated Activity Co 6.00%, 05/08/2034	954,091
	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL
260,000	3.00%, 02/02/2029	237,167
825,000	3.75%, 12/01/2031	732,001
145,000	6.75%, 03/15/2034	153,303
	Kronos Acquisition Holdings Inc(b)
755,000	8.25%, 06/30/2031	719,157
970,000	10.75%, 06/30/2032	892,492
	LifePoint Health Inc(b)
1,165,000	9.88%, 08/15/2030	1,256,985
365,000	10.00%, 06/01/2032	371,113
610,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	616,432
	Molina Healthcare Inc(b)
435,000	4.38%, 06/15/2028	412,251
550,000	3.88%, 05/15/2032	474,959
290,000	6.25%, 01/15/2033	286,619
565,000	Pfizer Investment Enterprises Pte Ltd 4.75%, 05/19/2033	549,000
1,060,000	Philip Morris International Inc 4.90%, 11/01/2034	1,018,581
	Pilgrim's Pride Corp
185,000	4.25%, 04/15/2031	170,246
840,000	3.50%, 03/01/2032	724,342
995,000	6.25%, 07/01/2033	1,013,773
	Post Holdings Inc(b)
355,000	4.50%, 09/15/2031	318,024
565,000	6.38%, 03/01/2033	553,057
635,000	Prime Healthcare Services Inc(b) 9.38%, 09/01/2029	617,671
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 685,000	Prime Security Services Borrower LLC / Prime Finance Inc(b) 6.25%, 01/15/2028	$ 681,235
720,000	Quest Diagnostics Inc 6.40%, 11/30/2033	770,958
340,000	S&P Global Inc 5.25%, 09/15/2033	343,414
200,000	Sigma Holdco BV(b) 7.88%, 05/15/2026	197,946
985,000	Smith & Nephew PLC 5.40%, 03/20/2034	977,735
545,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	470,868
	Teva Pharmaceutical Finance Netherlands II BV
465,000	EUR, 7.38%, 09/15/2029	553,319
395,000	EUR, 7.88%, 09/15/2031	497,105
	Teva Pharmaceutical Finance Netherlands III BV
1,080,000	3.15%, 10/01/2026	1,037,769
210,000	4.75%, 05/09/2027	204,923
385,000	5.13%, 05/09/2029(e)	375,960
605,000	7.88%, 09/15/2029	652,035
890,000	8.13%, 09/15/2031	994,717
3,220,000	4.10%, 10/01/2046	2,314,857
215,000	TriNet Group Inc(b) 3.50%, 03/01/2029	194,574
405,000	Triton Water Holdings Inc(b) 6.25%, 04/01/2029	402,049
1,120,000	United Rentals North America Inc(b) 6.13%, 03/15/2034	1,111,240
	Universal Health Services Inc
1,182,000	2.65%, 01/15/2032	967,354
265,000	5.05%, 10/15/2034	247,258
		54,524,118
Energy — 6.90%
1,195,000	Adnoc Murban Rsc Ltd(b) 4.50%, 09/11/2034	1,122,808
	Aker BP ASA(b)
730,000	4.00%, 01/15/2031	673,046
380,000	3.10%, 07/15/2031	328,176
330,000	6.00%, 06/13/2033	331,433
1,675,000	5.13%, 10/01/2034	1,573,178
640,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 8.63%, 06/15/2029	672,472
489,821	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	463,879
950,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(b)(e) 8.25%, 12/31/2028	969,788
1,485,000	BP Capital Markets PLC(g) 4.88%, Perpetual	1,415,029

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Energy — (continued)
$ 665,000	Canadian Natural Resources Ltd(b) 5.40%, 12/15/2034	$ 646,745
	Cheniere Energy Partners LP
110,000	4.50%, 10/01/2029	106,500
1,980,000	4.00%, 03/01/2031	1,830,920
285,000	3.25%, 01/31/2032	247,127
530,000	5.95%, 06/30/2033	542,556
590,000	CITGO Petroleum Corp(b) 7.00%, 06/15/2025	590,608
170,000	Civitas Resources Inc(b) 8.63%, 11/01/2030	178,032
	Columbia Pipelines Operating Co LLC(b)
715,000	6.04%, 11/15/2033	733,448
105,000	6.71%, 08/15/2063	111,471
	Continental Resources Inc
100,000	4.38%, 01/15/2028	97,232
3,600,000	5.75%, 01/15/2031(b)	3,556,441
2,375,000	2.88%, 04/01/2032(b)	1,949,524
680,000	Coronado Finance Pty Ltd(b) 9.25%, 10/01/2029	689,601
284,000	CrownRock LP / CrownRock Finance Inc(b) 5.00%, 05/01/2029	287,556
925,000	CVR Energy Inc(b)(e) 8.50%, 01/15/2029	887,250
840,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	864,208
	Ecopetrol SA
161,000	4.63%, 11/02/2031	133,507
190,000	8.88%, 01/13/2033	193,603
540,000	8.38%, 01/19/2036	520,796
415,000	Enbridge Inc 8.50%, 01/15/2084	460,921
	Energian Israel Finance Ltd(b)
360,000	5.38%, 03/30/2028	333,189
470,000	5.88%, 03/30/2031	412,425
	Energy Transfer LP
928,000	6.50%, Perpetual(g)	928,382
875,000	5.75%, 02/15/2033	886,994
1,700,000	6.55%, 12/01/2033	1,809,692
170,000	5.55%, 05/15/2034	169,129
750,000	5.60%, 09/01/2034	749,341
205,000	EnLink Midstream LLC(b) 6.50%, 09/01/2030	214,688
270,000	EQM Midstream Partners LP(b) 7.50%, 06/01/2027	275,319
	EQT Corp
635,000	7.00%, 02/01/2030	674,423
505,000	3.63%, 05/15/2031(b)	449,988
1,385,000	Flex Intermediate Holdco LLC(b) 3.36%, 06/30/2031	1,182,729
Principal Amount(a)		Fair Value
Energy — (continued)
$ 1,195,000	Genesis Energy LP / Genesis Energy Finance Corp 8.88%, 04/15/2030	$ 1,215,913
75,000	Gray Oak Pipeline LLC(b) 3.45%, 10/15/2027	71,392
315,000	Greensaif Pipelines Bidco SARL(b) 6.13%, 02/23/2038	315,494
365,000	Gulfport Energy Operating Corp(b) 6.75%, 09/01/2029	367,544
740,000	Helix Energy Solutions Group Inc(b) 9.75%, 03/01/2029	786,514
1,900,000	Helmerich & Payne Inc(b)(e) 5.50%, 12/01/2034	1,803,992
395,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	364,159
578,000	Hilcorp Energy I LP / Hilcorp Finance Co(b) 6.00%, 02/01/2031	534,533
1,120,000	International Petroleum Corp(b) 7.25%, 02/01/2027	1,100,960
311,000	KazMunayGas National Co JSC(b) 6.38%, 10/24/2048	288,841
870,000	Kraken Oil & Gas Partners LLC(b) 7.63%, 08/15/2029	837,301
	Leviathan Bond Ltd(b)
145,000	6.13%, 06/30/2025	143,912
50,000	6.50%, 06/30/2027	48,378
145,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp(b) 6.88%, 12/01/2032	143,546
110,000	Matador Resources Co(b) 6.88%, 04/15/2028	111,521
1,315,000	Nabors Industries Inc(b) 7.38%, 05/15/2027	1,313,474
240,000	NewCo Holding USD 20 SARL(b) 9.38%, 11/07/2029	239,040
	NGL Energy Operating LLC / NGL Energy Finance Corp(b)
155,000	8.13%, 02/15/2029	157,038
910,000	8.38%, 02/15/2032	916,968
990,000	Occidental Petroleum Corp 6.20%, 03/15/2040	975,348
205,000	Ovintiv Inc 6.50%, 08/15/2034	212,360
1,140,000	Permian Resources Operating LLC(b) 6.25%, 02/01/2033	1,125,248
2,300,000	Pertamina Persero PT(b)(e) 2.30%, 02/09/2031	1,924,268

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Energy — (continued)
$ 1,800,000	Petroleos de Venezuela SA(b)(h) 6.00%, 05/16/2024	$ 184,571
	Petroleos Mexicanos
1,360,000	6.50%, 03/13/2027	1,314,812
410,000	8.75%, 06/02/2029	410,716
1,971,000	6.70%, 02/16/2032	1,714,680
260,000	7.69%, 01/23/2050	196,170
837,000	Petronas Capital Ltd(b) 3.50%, 04/21/2030	775,728
	Plains All American Pipeline LP / PAA Finance Corp
495,000	3.55%, 12/15/2029	460,407
780,000	3.80%, 09/15/2030	723,826
830,000	5.70%, 09/15/2034	828,273
1,545,000	QatarEnergy(b) 2.25%, 07/12/2031	1,300,946
500,000	Sanchez Energy Corp(h)(i) 0.00%, 02/15/2024	7,500
1,213,000	Saudi Arabian Oil Co(b) 5.25%, 07/17/2034	1,196,561
839,000	Sempra Infrastructure Partners LP(b) 3.25%, 01/15/2032	700,638
790,000	South Bow Canadian Infrastructure Holdings Ltd(b) 7.50%, 03/01/2055	816,877
445,000	South Bow USA Infrastructure Holdings LLC(b) 5.58%, 10/01/2034	432,806
	Targa Resources Corp
725,000	6.13%, 03/15/2033	747,475
1,610,000	6.50%, 03/30/2034	1,701,050
70,000	5.50%, 02/15/2035	68,868
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
80,000	5.50%, 03/01/2030	80,252
70,000	4.88%, 02/01/2031	67,588
440,000	4.00%, 01/15/2032	400,290
533,000	Teine Energy Ltd(b) 6.88%, 04/15/2029	517,556
1,065,000	Transcanada Trust 5.60%, 03/07/2082	1,009,857
	Transocean Inc(b)
155,000	8.25%, 05/15/2029	151,833
484,500	8.75%, 02/15/2030	499,677
525,000	8.50%, 05/15/2031	514,698
	Var Energi ASA(b)
240,000	7.50%, 01/15/2028	253,437
670,000	8.00%, 11/15/2032	750,302
	Venture Global Calcasieu Pass LLC(b)
320,000	6.25%, 01/15/2030	322,986
2,324,000	4.13%, 08/15/2031	2,081,210
	Venture Global LNG Inc(b)
365,000	9.00%, Perpetual(g)	381,624
Principal Amount(a)		Fair Value
Energy — (continued)
$ 1,100,000	9.88%, 02/01/2032	$ 1,207,007
275,000	Viper Energy Inc(b) 7.38%, 11/01/2031	287,909
	Western Midstream Operating LP
480,000	6.35%, 01/15/2029	496,403
120,000	4.05%, 02/01/2030	112,554
905,000	6.15%, 04/01/2033	922,434
55,000	5.45%, 04/01/2044	48,960
280,000	5.30%, 03/01/2048	237,799
35,000	5.50%, 08/15/2048	30,428
1,200,000	5.25%, 02/01/2050	1,022,074
	Whistler Pipeline LLC(b)
250,000	5.70%, 09/30/2031	249,634
280,000	5.95%, 09/30/2034	280,789
2,445,000	Williams Cos Inc 5.15%, 03/15/2034	2,377,133
		73,148,236
Financial — 11.16%
	Acrisure LLC / Acrisure Finance Inc(b)
365,000	8.25%, 02/01/2029	377,958
440,000	6.00%, 08/01/2029	422,005
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
150,000	5.75%, 06/06/2028	152,837
1,371,000	3.00%, 10/29/2028	1,269,491
485,000	6.15%, 09/30/2030	506,556
2,005,000	3.30%, 01/30/2032	1,746,995
460,000	3.40%, 10/29/2033	391,746
300,000	4.95%, 09/10/2034	285,622
481,000	6.95%, 03/10/2055	495,032
100,000	AGFC Capital Trust I(b)(c) 6.67%, 01/15/2067 3-mo. SOFR + 2.01%	70,250
430,000	Agile Group Holdings Ltd(h) 6.05%, 10/13/2025	39,775
200,000	AIB Group PLC(b) 6.61%, 09/13/2029	209,033
	Air Lease Corp
640,000	4.65%, Perpetual(g)	619,057
130,000	3.13%, 12/01/2030	115,209
	Aircastle Ltd
1,210,000	4.25%, 06/15/2026	1,197,108
195,000	5.95%, 02/15/2029(b)	199,057
450,000	Aircastle Ltd / Aircastle Ireland Designated Activity Co(b) 5.75%, 10/01/2031	453,029
	Allianz SE(b)
800,000	6.35%, 09/06/2053	833,693
375,000	5.60%, 09/03/2054	369,571
870,000	Allstate Corp(c) 7.72%, 08/15/2053 3-mo. SOFR + 3.20%	870,121
485,000	Ally Financial Inc 5.54%, 01/17/2031	478,158

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Financial — (continued)
$ 1,145,000	American Express Co 5.63%, 07/28/2034	$ 1,156,150
1,385,000	American Tower Corp REIT 5.90%, 11/15/2033	1,426,773
	Antares Holdings LP(b)
250,000	2.75%, 01/15/2027	234,310
250,000	3.75%, 07/15/2027	236,539
730,000	Apollo Debt Solutions BDC(b) 6.90%, 04/13/2029	755,175
	Arthur J Gallagher & Co
115,000	5.00%, 02/15/2032	113,502
245,000	5.45%, 07/15/2034	246,356
300,000	5.15%, 02/15/2035	292,486
845,000	Ascot Group Ltd(b) 4.25%, 12/15/2030	720,971
	Athene Global Funding(b)
620,000	1.61%, 06/29/2026	590,522
1,150,000	2.55%, 11/19/2030	986,442
385,000	Athene Holding Ltd 3.50%, 01/15/2031	347,037
	Aviation Capital Group LLC(b)
365,000	1.95%, 01/30/2026	353,406
385,000	3.50%, 11/01/2027	368,089
95,000	6.25%, 04/15/2028	98,026
1,145,000	6.75%, 10/25/2028	1,202,426
45,000	5.38%, 07/15/2029	45,022
475,000	6.38%, 07/15/2030	496,927
648,000	Avolon Holdings Funding Ltd(b) 4.38%, 05/01/2026	640,897
	Banco de Credito del Peru S.A.
823,000	3.13%, 07/01/2030(b)	805,886
211,000	3.13%, 07/01/2030	206,612
576,000	Banco de Credito e Inversiones SA(b)(g) 8.75%, Perpetual	600,693
832,000	Banco Mercantil del Norte SA(b)(e)(g) 6.63%, Perpetual	746,752
	Bank of America Corp
2,805,000	5.29%, 04/25/2034	2,781,434
1,770,000	5.87%, 09/15/2034	1,817,868
1,300,000	5.43%, 08/15/2035	1,265,311
435,000	2.48%, 09/21/2036	354,412
735,000	3.85%, 03/08/2037	651,060
1,015,000	Bank of New York Mellon Corp(g) 4.70%, Perpetual	1,005,366
	Barclays PLC
200,000	4.38%, Perpetual(g)	179,867
695,000	7.44%, 11/02/2033	764,641
659,000	BBVA Bancomer SA(b) 5.13%, 01/18/2033	611,088
	Blackstone Private Credit Fund
508,000	2.63%, 12/15/2026	484,095
220,000	7.30%, 11/27/2028	231,378
	Blue Owl Credit Income Corp
499,000	4.70%, 02/08/2027	491,870
Principal Amount(a)		Fair Value
Financial — (continued)
$ 140,000	6.65%, 03/15/2031	$ 142,493
	Blue Owl Finance LLC
1,015,000	3.13%, 06/10/2031	890,357
1,265,000	6.25%, 04/18/2034	1,299,587
900,000	BPCE SA(b) 7.00%, 10/19/2034	959,029
570,000	BroadStreet Partners Inc(b) 5.88%, 04/15/2029	551,465
425,000	Capital Farm Credit ACA(b)(g) 5.00%, Perpetual	420,750
	Capital One Financial Corp
430,000	2.36%, 07/29/2032	347,084
690,000	6.38%, 06/08/2034	716,413
	Central China Real Estate Ltd(h)
190,000	7.25%, 04/28/2025	8,788
205,000	7.50%, 07/14/2025	10,250
200,000	CIFI Holdings Group Co Ltd(h) 6.00%, 07/16/2025	25,100
	Citigroup Inc
1,370,000	3.88%, Perpetual(g)	1,330,161
1,195,000	6.27%, 11/17/2033	1,253,079
299,000	6.17%, 05/25/2034	304,602
345,000	Citizens Financial Group Inc 5.72%, 07/23/2032	346,201
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	476,619
110,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	93,901
1,300,000	Corebridge Financial Inc 6.38%, 09/15/2054	1,291,110
1,272,000	CoStar Group Inc(b) 2.80%, 07/15/2030	1,110,755
400,000	Country Garden Holdings Co Ltd(h) 3.30%, 01/12/2031	40,500
1,345,000	Credit Agricole SA(b) 6.25%, 01/10/2035	1,350,460
1,040,000	Deutsche Bank AG 5.40%, 09/11/2035	985,361
970,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin(b) 3.88%, 02/15/2026	944,504
1,060,000	EPR Properties REIT 3.60%, 11/15/2031	927,441
855,000	F&G Annuities & Life Inc 6.50%, 06/04/2029	872,921
905,000	Fifth Third Bancorp 4.34%, 04/25/2033	840,703
565,000	Gaci First Investment Co 4.88%, 02/14/2035	530,962
	Global Atlantic Fin Co(b)
195,000	4.40%, 10/15/2029	184,711
360,000	3.13%, 06/15/2031	308,813
605,000	7.95%, 06/15/2033	669,866
280,000	7.95%, 10/15/2054	292,881

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Financial — (continued)
	GLP Capital LP / GLP Financing II Inc REIT
$ 440,000	5.25%, 06/01/2025	$ 439,899
165,000	6.75%, 12/01/2033	174,665
1,280,000	Goldman Sachs Group Inc 5.85%, 04/25/2035	1,304,190
1,047,000	HA Sustainable Infrastructure Capital Inc(b) 6.38%, 07/01/2034	1,019,609
1,400,000	Host Hotels & Resorts LP REIT(e) 5.50%, 04/15/2035	1,370,425
145,000	HUB International Ltd(b) 7.38%, 01/31/2032	147,270
	Huntington Bancshares Inc
495,000	5.71%, 02/02/2035	494,038
85,000	6.14%, 11/18/2039	84,890
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
636,000	5.25%, 05/15/2027	602,149
100,000	4.38%, 02/01/2029	83,528
325,000	10.00%, 11/15/2029(b)	325,767
255,000	ING Groep NV 6.11%, 09/11/2034	263,999
310,000	Invitation Homes Operating Partnership LP REIT 4.88%, 02/01/2035	293,267
	Iron Mountain Inc REIT(b)
1,105,000	5.25%, 07/15/2030	1,054,788
160,000	6.25%, 01/15/2033	159,361
	Jefferies Financial Group Inc
845,000	5.88%, 07/21/2028	864,066
1,040,000	6.20%, 04/14/2034	1,071,789
	JPMorgan Chase & Co
343,000	4.60%, Perpetual(g)	341,469
610,000	5.72%, 09/14/2033	623,047
615,000	6.25%, 10/23/2034	649,990
	Kaisa Group Holdings Ltd(h)
1,015,000	9.38%, 06/30/2024	62,169
1,200,000	11.25%, 04/16/2025	66,600
710,000	KeyCorp 6.40%, 03/06/2035	738,975
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,041,692
660,000	Liberty Mutual Group Inc(b) 4.13%, 12/15/2051	628,063
200,000	Logan Group Co Ltd(h) 4.25%, 07/12/2025	18,500
	Macquarie Airfinance Holdings Ltd(b)
65,000	6.40%, 03/26/2029	66,881
200,000	5.15%, 03/17/2030	195,368
140,000	6.50%, 03/26/2031	144,631
1,420,000	Marsh & McLennan Cos Inc 5.00%, 03/15/2035	1,386,039
600,000	MBIA Insurance Corp(b)(h) 16.18%, 01/15/2033	18,750
	MetLife Inc
915,000	3.85%, Perpetual(g)	898,320
515,000	5.88%, Perpetual(e)(g)	512,283
Principal Amount(a)		Fair Value
Financial — (continued)
$ 245,000	9.25%, 04/08/2038(b)	$ 288,114
915,000	10.75%, 08/01/2039	1,220,921
985,000	Midcap Financial Issuer Trust(b) 6.50%, 05/01/2028	963,290
	Morgan Stanley
925,000	6.34%, 10/18/2033	978,471
1,610,000	5.42%, 07/21/2034	1,598,769
295,000	5.83%, 04/19/2035	300,618
1,480,000	2.48%, 09/16/2036	1,203,733
435,000	5.30%, 04/20/2037	422,635
2,728,000	5.95%, 01/19/2038	2,730,818
145,000	5.94%, 02/07/2039	145,476
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,492,742
1,015,000	Nationstar Mortgage Holdings Inc(b) 5.75%, 11/15/2031	970,155
950,000	NatWest Group PLC 6.48%, 06/01/2034	975,184
	Navient Corp
35,000	6.75%, 06/15/2026	35,335
675,000	5.00%, 03/15/2027	661,607
805,000	Nippon Life Insurance Co(b) 6.25%, 09/13/2053	832,743
975,000	Nuveen LLC(b) 5.85%, 04/15/2034	986,659
1,094,000	Office Properties Income Trust REIT(b) 9.00%, 09/30/2029	949,511
1,330,000	OneMain Finance Corp 7.13%, 11/15/2031	1,355,034
85,000	Panther Escrow Issuer LLC(b) 7.13%, 06/01/2031	85,850
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	554,843
	Prudential Financial Inc
226,000	5.13%, 03/01/2052	215,067
560,000	6.75%, 03/01/2053	584,116
190,000	6.50%, 03/15/2054	195,408
850,000	Realty Income Corp REIT 3.40%, 01/15/2030	790,190
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b)
3,835,000	2.88%, 10/15/2026	3,638,704
900,000	3.63%, 03/01/2029	815,056
375,000	3.88%, 03/01/2031	326,736
2,160,000	4.00%, 10/15/2033	1,798,987
705,000	Safehold GL Holdings LLC REIT 6.10%, 04/01/2034	717,248
590,000	Service Properties Trust REIT 4.95%, 02/15/2027	551,351
	Shimao Group Holdings Ltd(h)
235,000	5.60%, 07/15/2026	15,588
400,000	3.45%, 01/11/2031	24,480

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Financial — (continued)
$ 400,000	Sino-Ocean Land Treasure IV Ltd(h) 4.75%, 01/14/2030	$ 32,116
1,220,000	Societe Generale SA(b) 6.07%, 01/19/2035	1,204,286
895,000	Standard Chartered PLC(b) 3.27%, 02/18/2036	772,954
	State Street Corp
675,000	6.70%, Perpetual(g)	688,335
525,000	6.12%, 11/21/2034	546,342
765,000	Stewart Information Services Corp 3.60%, 11/15/2031	662,315
	Sunac China Holdings Ltd(b)(f)
59,326	6.00%, 09/30/2025 PIK rate, 6.00%	8,157
59,470	6.25%, 09/30/2026 PIK rate, 6.25%	7,721
119,232	6.50%, 09/30/2027 PIK rate, 6.50%	14,904
179,282	6.75%, 09/30/2028 PIK rate, 6.75%	21,514
179,716	7.00%, 09/30/2029 PIK rate, 7.00%	20,667
84,635	7.25%, 09/30/2030 PIK rate, 7.25%	9,310
275,000	Synchrony Bank 5.40%, 08/22/2025	275,337
	Synchrony Financial
480,000	4.88%, 06/13/2025	479,525
100,000	4.50%, 07/23/2025	99,598
585,000	5.94%, 08/02/2030	590,370
843,000	Texas Capital Bancshares Inc 4.00%, 05/06/2031	809,629
405,000	Times China Holdings Ltd(h) 6.20%, 03/22/2026	12,277
505,000	Toronto-Dominion Bank 8.13%, 10/31/2082	526,372
695,000	Truist Financial Corp(g) 5.10%, Perpetual	671,762
	UBS Group AG(b)
75,000	9.25%, Perpetual(g)	85,945
675,000	6.44%, 08/11/2028	697,509
745,000	5.62%, 09/13/2030	756,847
1,080,000	4.99%, 08/05/2033	1,046,853
975,000	6.54%, 08/12/2033	1,033,737
250,000	9.02%, 11/15/2033	301,934
925,000	5.70%, 02/08/2035	931,052
	UniCredit SpA(b)
200,000	3.13%, 06/03/2032	173,524
400,000	5.86%, 06/19/2032	400,575
280,000	5.46%, 06/30/2035	270,368
	VICI Properties LP / VICI Note Co Inc REIT(b)
350,000	4.63%, 06/15/2025	348,624
650,000	4.50%, 09/01/2026	643,382
365,000	4.25%, 12/01/2026	358,943
1,150,000	3.88%, 02/15/2029	1,083,635
695,000	4.13%, 08/15/2030	645,771
Principal Amount(a)		Fair Value
Financial — (continued)
$ 205,000	VICI Properties LP REIT 5.13%, 05/15/2032	$ 199,604
	Wells Fargo & Co
890,000	3.90%, Perpetual(e)(g)	864,742
575,000	5.88%, Perpetual(e)(g)	573,959
935,000	5.39%, 04/24/2034	924,597
	Yuzhou Group Holdings Co Ltd(h)
315,000	7.70%, 02/20/2025	22,075
200,000	8.30%, 05/27/2025	15,000
200,000	7.85%, 08/12/2026	14,016
		118,356,658
Industrial — 4.62%
	Amphenol Corp
300,000	5.25%, 04/05/2034	300,892
790,000	5.00%, 01/15/2035	771,289
	BAE Systems PLC(b)
200,000	5.25%, 03/26/2031	200,380
1,735,000	5.30%, 03/26/2034	1,730,014
395,000	Berry Global Inc(b) 5.65%, 01/15/2034	396,131
965,000	BNSF Funding Trust I 6.61%, 12/15/2055	967,410
	Boeing Co
1,035,000	5.15%, 05/01/2030	1,020,492
1,297,000	3.63%, 02/01/2031	1,177,436
265,000	6.39%, 05/01/2031	277,063
320,000	6.53%, 05/01/2034	335,235
928,000	5.71%, 05/01/2040	882,880
2,905,000	5.81%, 05/01/2050	2,702,096
1,380,000	6.86%, 05/01/2054	1,466,728
605,000	5.93%, 05/01/2060	559,812
395,000	7.01%, 05/01/2064	419,145
870,000	Builders FirstSource Inc(b) 6.38%, 03/01/2034	858,634
	Cemex SAB de CV(b)
995,000	5.13%, Perpetual(g)	974,716
2,630,000	5.20%, 09/17/2030	2,517,004
640,000	3.88%, 07/11/2031(e)	557,834
965,000	Cornerstone Building Brands Inc(b) 9.50%, 08/15/2029	935,831
725,000	Embraer Netherlands Finance BV(b) 7.00%, 07/28/2030	754,009
686,000	Global Infrastructure Solutions Inc(b) 7.50%, 04/15/2032	678,694
1,075,000	Graham Packaging Co Inc(b) 7.13%, 08/15/2028	1,059,312
1,065,000	Huntington Ingalls Industries Inc 5.75%, 01/15/2035	1,062,118
1,070,000	Ingersoll Rand Inc 5.70%, 08/14/2033	1,094,892
1,325,000	Jabil Inc 3.00%, 01/15/2031	1,167,488

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 930,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	$ 968,317
	L3Harris Technologies Inc
560,000	5.40%, 07/31/2033	558,998
1,135,000	5.35%, 06/01/2034	1,130,229
1,144,000	LSB Industries Inc(b) 6.25%, 10/15/2028	1,109,128
260,000	Martin Marietta Materials Inc 5.15%, 12/01/2034	255,299
1,220,000	Mauser Packaging Solutions Holding Co(b) 9.25%, 04/15/2027	1,234,275
596,000	New Enterprise Stone & Lime Co Inc(b) 9.75%, 07/15/2028	609,492
	Nordson Corp
115,000	5.60%, 09/15/2028	117,465
930,000	5.80%, 09/15/2033	957,384
	Owens Corning
1,390,000	5.70%, 06/15/2034	1,412,039
502,000	7.00%, 12/01/2036	557,603
695,000	Penske Truck Leasing Co LP / PTL Finance Corp(b) 6.05%, 08/01/2028	715,441
1,136,000	Regal Rexnord Corp 6.40%, 04/15/2033	1,172,116
	RTX Corp
150,000	2.38%, 03/15/2032	124,511
1,175,000	5.15%, 02/27/2033	1,165,124
925,000	6.10%, 03/15/2034	974,021
290,000	Sealed Air Corp(b) 6.50%, 07/15/2032	290,445
500,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	458,824
	Sensata Technologies Inc(b)
50,000	4.38%, 02/15/2030	45,802
245,000	3.75%, 02/15/2031	214,188
	SMBC Aviation Capital Finance Designated Activity Co(b)
415,000	5.45%, 05/03/2028	417,608
415,000	5.30%, 04/03/2029	416,257
790,000	Sonoco Products Co 5.00%, 09/01/2034	749,122
	TD SYNNEX Corp
985,000	1.75%, 08/09/2026	935,210
500,000	6.10%, 04/12/2034	513,109
265,000	TopBuild Corp(b) 4.13%, 02/15/2032	234,735
485,000	TransDigm Inc(b) 6.88%, 12/15/2030	492,214
840,000	Trimble Inc 6.10%, 03/15/2033	872,247
1,302,000	Trivium Packaging Finance BV(b) 8.50%, 08/15/2027	1,300,000
1,485,000	Veralto Corp 5.45%, 09/18/2033	1,489,951
865,000	Vulcan Materials Co 5.35%, 12/01/2034	862,390
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 1,120,000	Waste Management Inc 4.95%, 03/15/2035	$ 1,091,942
689,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	657,413
		48,970,434
Technology — 3.44%
140,000	Amentum Holdings Inc(b) 7.25%, 08/01/2032	141,059
	AppLovin Corp
540,000	5.13%, 12/01/2029	538,680
2,415,000	5.50%, 12/01/2034	2,397,004
	Atlassian Corp
815,000	5.25%, 05/15/2029	821,067
1,595,000	5.50%, 05/15/2034	1,601,974
	Booz Allen Hamilton Inc
245,000	3.88%, 09/01/2028(b)	232,289
555,000	4.00%, 07/01/2029(b)	522,353
510,000	5.95%, 08/04/2033	521,351
	Broadcom Inc
410,000	2.45%, 02/15/2031(b)	353,569
330,000	4.15%, 04/15/2032(b)	309,451
590,000	4.30%, 11/15/2032	556,455
370,000	2.60%, 02/15/2033(b)	305,841
680,000	3.42%, 04/15/2033(b)	595,225
2,200,000	3.47%, 04/15/2034(b)	1,906,653
580,000	3.14%, 11/15/2035(b)	473,670
24,000	3.19%, 11/15/2036(b)	19,333
261,000	4.93%, 05/15/2037(b)	248,250
	CDW LLC / CDW Finance Corp
130,000	2.67%, 12/01/2026	124,679
315,000	4.25%, 04/01/2028	305,245
235,000	3.28%, 12/01/2028	218,610
995,000	3.25%, 02/15/2029	916,606
1,575,000	3.57%, 12/01/2031	1,401,782
555,000	5.55%, 08/22/2034	547,027
461,000	Consensus Cloud Solutions Inc(b) 6.50%, 10/15/2028	457,108
930,000	Entegris Inc(b) 4.75%, 04/15/2029	890,482
1,440,000	Fiserv Inc 5.63%, 08/21/2033	1,465,388
750,000	Foundry JV Holdco LLC(b) 6.25%, 01/25/2035	754,925
	Gartner Inc(b)
445,000	3.63%, 06/15/2029	413,362
445,000	3.75%, 10/01/2030	406,248
370,000	Helios Software Holdings Inc / ION Corporate Solutions Finance SARL(b) 8.75%, 05/01/2029	378,275
75,000	Insight Enterprises Inc(b) 6.63%, 05/15/2032	75,423
	Leidos Inc
100,000	4.38%, 05/15/2030	95,683
1,115,000	2.30%, 02/15/2031	936,335

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Technology — (continued)
$ 915,000	5.75%, 03/15/2033	$ 927,525
	Marvell Technology Inc
330,000	2.95%, 04/15/2031	289,467
140,000	5.95%, 09/15/2033	145,351
	Microchip Technology Inc
1,065,000	5.05%, 03/15/2029	1,062,815
320,000	5.05%, 02/15/2030	317,781
	Micron Technology Inc
370,000	6.75%, 11/01/2029	393,930
1,645,000	4.66%, 02/15/2030	1,605,549
260,000	5.30%, 01/15/2031	259,740
440,000	5.88%, 02/09/2033	450,657
3,275,000	5.88%, 09/15/2033	3,359,080
	MSCI Inc(b)
1,212,000	3.63%, 09/01/2030	1,103,320
200,000	3.25%, 08/15/2033	168,971
215,000	Open Text Corp(b) 6.90%, 12/01/2027	222,165
	Oracle Corp
430,000	6.15%, 11/09/2029	451,019
855,000	3.95%, 03/25/2051	633,303
631,000	Rackspace Technology Global Inc(b) 5.38%, 12/01/2028	177,469
810,000	Rocket Software Inc(b) 9.00%, 11/28/2028	838,821
691,000	Science Applications International Corp(b) 4.88%, 04/01/2028	664,907
40,000	Seagate HDD Cayman 4.09%, 06/01/2029	37,301
200,000	SK Hynix Inc(b)(e) 6.38%, 01/17/2028	206,207
850,000	VMware LLC 2.20%, 08/15/2031	705,113
	Western Digital Corp
530,000	4.75%, 02/15/2026	524,891
1,140,000	2.85%, 02/01/2029	1,014,710
		36,491,494
Utilities — 1.65%
	AES Corp
260,000	3.95%, 07/15/2030(b)	239,669
370,000	2.45%, 01/15/2031	308,324
565,000	7.60%, 01/15/2055	580,320
1,275,000	CMS Energy Corp 4.75%, 06/01/2050	1,207,718
1,225,000	Dominion Energy Inc 6.63%, 05/15/2055	1,245,413
750,000	Duke Energy Corp(e) 5.45%, 06/15/2034	748,789
540,000	Electricite de France SA(b) 6.90%, 05/23/2053	579,228
	Enel Finance International NV(b)
775,000	7.50%, 10/14/2032	863,069
515,000	5.50%, 06/26/2034	509,531
975,000	Entergy Corp 7.13%, 12/01/2054	993,747
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 200,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	$ 188,333
1,235,000	KeySpan Gas East Corp(b) 5.99%, 03/06/2033	1,252,407
50,000	Lightning Power LLC(b) 7.25%, 08/15/2032	51,407
431,000	National Rural Utilities Cooperative Finance Corp(c) 7.76%, 04/30/2043 3-mo. SOFR + 3.17%	431,886
	NRG Energy Inc(b)
1,245,000	4.45%, 06/15/2029	1,189,078
1,050,000	7.00%, 03/15/2033	1,133,395
	Pacific Gas & Electric Co
100,000	5.45%, 06/15/2027	101,145
320,000	3.25%, 06/01/2031	283,724
235,000	4.30%, 03/15/2045	187,522
675,000	PacifiCorp 5.80%, 01/15/2055	655,929
645,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b) 4.13%, 05/15/2027	630,070
	Southern Co
845,000	5.70%, 03/15/2034	862,444
1,512,000	3.75%, 09/15/2051	1,447,919
210,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	215,204
729,000	Vistra Corp(b)(g) 8.00%, Perpetual	743,991
	Vistra Operations Co LLC(b)
635,000	6.88%, 04/15/2032	650,187
220,000	5.70%, 12/30/2034	217,691
		17,518,140
TOTAL CORPORATE BONDS AND NOTES — 44.47% (Cost $479,529,649)		$471,604,316
CONVERTIBLE BONDS
Communications — 0.36%
50,000	Booking Holdings Inc 0.75%, 05/01/2025	131,934
	EchoStar Corp(f)
1,360,376	3.88%, 11/30/2030 PIK rate, 3.88%	1,427,421
1,628,158	6.75%, 11/30/2030 PIK rate, 6.75%	1,476,656
21,000	InterDigital Inc 3.50%, 06/01/2027	52,760
54,000	Liberty Media Corp / Liberty Formula One 2.25%, 08/15/2027	65,907
25,000	Palo Alto Networks Inc 0.38%, 06/01/2025	91,438
30,000	Sea Ltd 2.38%, 12/01/2025	37,965

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Communications — (continued)
$ 370,000	Spotify USA Inc(e)(i) (4.91%), 03/15/2026	$ 393,347
142,000	Uber Technologies Inc 0.88%, 12/01/2028	156,200
		3,833,628
Consumer, Cyclical — 0.03%
68,000	Carnival Corp 5.75%, 12/01/2027	136,816
15,000	Freshpet Inc 3.00%, 04/01/2028	33,165
115,000	NCL Corp Ltd 1.13%, 02/15/2027	119,025
		289,006
Consumer, Non-Cyclical — 0.03%
200,000	Jazz Investments I Ltd(b) 3.13%, 09/15/2030	215,200
47,000	Merit Medical Systems Inc(b) 3.00%, 02/01/2029	59,294
30,000	Post Holdings Inc 2.50%, 08/15/2027	35,145
		309,639
Energy — 0.01%
28,000	Northern Oil & Gas Inc 3.63%, 04/15/2029	32,774
22,000	Permian Resources Operating LLC 3.25%, 04/01/2028	55,344
		88,118
Industrial — 0.00%(j)
46,000	Itron Inc(b) 1.38%, 07/15/2030	48,415
Technology — 0.14%
154,000	Akamai Technologies Inc 1.13%, 02/15/2029	150,157
131,000	Bentley Systems Inc 0.38%, 07/01/2027	117,965
32,000	BlackLine Inc(b)(e) 1.00%, 06/01/2029	34,701
215,000	Datadog Inc(b)(i) 0.80%, 12/01/2029	206,830
137,000	Dropbox Inc(i) (0.64%), 03/01/2028	139,826
119,000	Guidewire Software Inc(b) 1.25%, 11/01/2029	116,085
87,000	Nutanix Inc 0.25%, 10/01/2027	105,096
150,000	ON Semiconductor Corp 0.50%, 03/01/2029	141,225
114,000	Parsons Corp(b) 2.63%, 03/01/2029	133,437
111,000	Seagate HDD Cayman 3.50%, 06/01/2028	133,255
Principal Amount(a)		Fair Value
Technology — (continued)
$ 51,000	Snowflake Inc(b)(i) (3.30%), 10/01/2029	$ 60,486
39,000	Tyler Technologies Inc 0.25%, 03/15/2026	47,054
23,000	Vertex Inc(b) 0.75%, 05/01/2029	36,363
105,000	Workiva Inc 1.25%, 08/15/2028	111,143
		1,533,623
Utilities — 0.12%
109,000	Evergy Inc 4.50%, 12/15/2027	118,320
193,000	FirstEnergy Corp 4.00%, 05/01/2026	193,675
47,000	NRG Energy Inc 2.75%, 06/01/2048	103,118
119,000	PG&E Corp 4.25%, 12/01/2027	129,055
107,000	Pinnacle West Capital Group(b) 4.75%, 06/15/2027	112,136
510,000	PPL Capital Funding Inc 2.88%, 03/15/2028	531,930
35,000	UGI Corp(b) 5.00%, 06/01/2028	39,743
		1,227,977
TOTAL CONVERTIBLE BONDS — 0.69% (Cost $7,032,336)		$7,330,406
FOREIGN GOVERNMENT BONDS AND NOTES
	Abu Dhabi Government International Bond(b)
295,000	5.00%, 04/30/2034(e)	294,262
526,000	3.88%, 04/16/2050	401,887
908,000	Angolan Government International Bond(b) 8.75%, 04/14/2032	802,414
3,696,000	Argentine Republic Government International Bond(k) 0.75%, 07/09/2030	2,848,507
762,000	Bahrain Government International Bond(b) 5.63%, 05/18/2034	691,978
50,000	Benin Government International Bond(b) 7.96%, 02/13/2038	47,137
6,700	Brazil Notas do Tesouro Nacional Series F BRL, 10.00%, 01/01/2031	864,162
	Brazilian Government International Bond
494,000	3.88%, 06/12/2030	433,925
290,000	6.25%, 03/18/2031	282,640
479,000	6.00%, 10/20/2033	447,063
1,026,000	7.13%, 05/13/2054	948,611

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 2,580,000	Canadian Government Bond CAD, 4.00%, 08/01/2026	$ 1,821,768
	Chile Government International Bond
1,070,000	3.50%, 01/31/2034	920,393
1,430,000	3.10%, 05/07/2041	1,020,303
600,000	4.34%, 03/07/2042	502,434
1,075,000	5.33%, 01/05/2054(e)	993,318
	Colombia Government International Bond
890,000	7.50%, 02/02/2034	875,315
2,192,000	8.00%, 11/14/2035	2,204,056
1,330,000	7.75%, 11/07/2036	1,300,607
870,000	8.38%, 11/07/2054	842,725
	Costa Rica Government International Bond(b)
284,000	6.55%, 04/03/2034	288,402
150,000	7.30%, 11/13/2054	155,325
28,600,000	Czech Republic Government Bond(e) CZK, 1.75%, 06/23/2032	1,008,605
	Dominican Republic International Bond(b)
259,000	5.50%, 02/22/2029	250,453
1,068,000	4.88%, 09/23/2032	952,656
	Ecuador Government International Bond(k)
1,038,899	6.90%, 07/31/2030	722,177
882,363	6.90%, 07/31/2030(b)	613,242
	Egypt Government International Bond(b)
685,000	5.88%, 02/16/2031	570,653
945,000	8.50%, 01/31/2047	733,216
410,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050	296,753
604,000	Ethiopia International Bond(b) 6.63%, 12/11/2024	479,697
840,000	Export-Import Bank of Korea 5.13%, 01/11/2033	843,676
1,270,000	Finance Department Government of Sharjah(b) 4.00%, 07/28/2050	818,896
	Gabon Government International Bond(b)
150,000	6.95%, 06/16/2025	144,972
100,000	6.63%, 02/06/2031	74,375
	Ghana Government International Bond
13,280	4.77%, 07/03/2026(b)(i)	12,388
9,728	5.19%, 07/03/2026(i)	9,022
365,430	5.00%, 07/03/2029(b)(k)	315,142
73,568	5.00%, 07/03/2029(k)	63,452
22,989	5.79%, 01/03/2030(b)(i)	17,823
16,840	5.79%, 01/03/2030(i)	13,056
105,792	5.00%, 07/03/2035(k)	74,263
	Guatemala Government Bond
420,000	4.88%, 02/13/2028	404,460
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 869,000	6.60%, 06/13/2036(b)	$ 858,572
344,000	6.55%, 02/06/2037(b)	338,152
1,265,000	Hazine Mustesarligi Varlik Kiralama AS(b) 6.50%, 04/26/2030	1,250,764
	Honduras Government International Bond
475,000	5.63%, 06/24/2030	423,700
401,000	8.63%, 11/27/2034(b)	398,393
1,030,000	Hungary Government International Bond(b) 6.25%, 09/22/2032	1,050,188
	Indonesia Government International Bond
1,150,000	2.85%, 02/14/2030	1,029,652
1,068,000	4.75%, 09/10/2034	1,014,114
113,000	5.10%, 02/10/2054(e)	103,979
	Indonesia Treasury Bond
36,095,999,232	IDR, 6.88%, 04/15/2029	2,229,920
13,320,999,936	IDR, 6.75%, 07/15/2035	811,291
705,687	Iraq International Bond 5.80%, 01/15/2028	686,634
	Ivory Coast Government International Bond(b)
145,000	6.38%, 03/03/2028	144,078
200,000	6.13%, 06/15/2033	178,250
320,000	Jordan Government International Bond(b) 5.85%, 07/07/2030	292,609
758,000	Lebanon Government International Bond(h) 7.00%, 03/23/2032	97,024
4,990,000	Malaysia Government Bond MYR, 2.63%, 04/15/2031	1,044,569
258,000(l)	Mexican Bonos(e) MXN, 7.75%, 11/13/2042	947,848
	Mexico Government International Bond
1,175,000	3.50%, 02/12/2034	934,731
1,607,000	6.35%, 02/09/2035	1,569,635
780,000	6.34%, 05/04/2053	694,056
800,000	6.40%, 05/07/2054	716,389
1,382,000	Morocco Government International Bond(b)(e) 3.00%, 12/15/2032	1,126,991
	Nigeria Government International Bond(b)
554,000	7.14%, 02/23/2030(e)	501,034
968,000	7.38%, 09/28/2033	826,705
795,000	10.38%, 12/09/2034	811,695
884,000	Oman Government International Bond(b) 6.75%, 01/17/2048	895,747
204,000	Pakistan Government International Bond(b) 7.38%, 04/08/2031	170,560
	Panama Government International Bond
600,000	3.88%, 03/17/2028	552,918
215,000	7.50%, 03/01/2031	217,815
950,000	8.00%, 03/01/2038	952,283

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 370,000	Paraguay Government International Bond(b) 6.00%, 02/09/2036	$ 366,670
	Peruvian Government International Bond
1,115,000	3.00%, 01/15/2034	896,935
306,000	5.88%, 08/08/2054	291,569
	Philippine Government International Bond
907,000	4.75%, 03/05/2035	863,416
1,315,000	3.70%, 03/01/2041	1,046,779
740,000	2.95%, 05/05/2045	495,256
900,000	2.65%, 12/10/2045	570,693
910,000	Qatar Government International Bond(b) 3.75%, 04/16/2030	864,500
340,000	Republic of Armenia International Bond(b) 3.60%, 02/02/2031	279,786
	Republic of Poland Government International Bond
764,000	4.88%, 10/04/2033	733,877
415,000	5.50%, 03/18/2054	381,859
	Republic of South Africa Government Bond
32,305,000	ZAR, 8.88%, 02/28/2035(e)	1,558,094
48,820,000	ZAR, 9.00%, 01/31/2040	2,202,306
23,100,000	ZAR, 8.75%, 02/28/2048	983,692
	Republic of South Africa Government International Bond
1,237,000	5.88%, 06/22/2030	1,184,910
825,000	7.10%, 11/19/2036(b)	804,120
95,000	5.65%, 09/27/2047	71,020
350,000	7.95%, 11/19/2054(b)	335,751
	Republic of Uzbekistan International Bond
755,000	EUR, 5.38%, 05/29/2027(b)	785,321
300,000	7.85%, 10/12/2028(b)	309,772
200,000	3.70%, 11/25/2030	166,616
326,000	3.70%, 11/25/2030(b)	271,584
200,000	3.90%, 10/19/2031	164,465
1,610,000	6.90%, 02/28/2032(b)	1,570,106
	Romanian Government International Bond(b)
526,000	7.13%, 01/17/2033	533,101
407,000	6.38%, 01/30/2034	389,470
1,808,000	5.75%, 03/24/2035	1,613,237
	Saudi Government International Bond(b)
680,000	5.50%, 10/25/2032	685,402
1,154,000	4.88%, 07/18/2033	1,117,970
2,250,000	4.50%, 10/26/2046	1,815,187
622,000	Serbia International Bond(b) 6.50%, 09/26/2033	638,757
	Sri Lanka Government International Bond(b)
80,622	4.00%, 04/15/2028	75,329
131,870	4.00%, 04/15/2028	100,369
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 67,229	3.10%, 01/15/2030(k)	$ 55,574
89,042	3.60%, 06/15/2035(k)	64,998
61,797	3.60%, 05/15/2036(k)	46,973
123,647	3.60%, 02/15/2038(k)	94,249
	Trinidad & Tobago Government International Bond
214,000	5.95%, 01/14/2031(b)	208,329
136,000	6.40%, 06/26/2034(b)	133,719
746,000	6.40%, 06/26/2034	733,490
	Turkiye Government International Bond
63,000	9.38%, 03/14/2029	69,457
980,000	7.63%, 04/26/2029	1,015,598
2,571,000	9.13%, 07/13/2030	2,840,055
1,740,000	7.13%, 07/17/2032	1,724,775
185,000	7.63%, 05/15/2034	187,855
2,920,000	6.50%, 01/03/2035	2,729,762
598,000	6.63%, 02/17/2045	501,718
	Ukraine Government International Bond(k)
107,444	1.75%, 02/01/2029	74,577
30,723	12.18%, 02/01/2030	16,836
199,384	1.75%, 02/01/2034	112,652
114,812	9.99%, 02/01/2034	47,360
196,860	1.75%, 02/01/2035	108,273
192,023	5.31%, 02/01/2035	113,198
58,769	1.75%, 02/01/2036	31,750
80,852	4.88%, 02/01/2036	47,399
	United Kingdom Gilt
2,630,000	GBP, 0.25%, 01/31/2025	3,279,827
970,000	GBP, 4.13%, 01/29/2027	1,207,760
574,000	Uruguay Government International Bond 4.98%, 04/20/2055	507,289
	Venezuela Government International Bond(h)
510,000	7.65%, 04/21/2025	66,300
895,000	9.38%, 01/13/2034	143,200
	Zambia Government International Bond(b)
405,177	5.75%, 06/30/2033(k)	355,542
74,000	0.50%, 12/31/2053	42,398
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 8.58% (Cost $93,134,354)		$91,005,337
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.88%
1,037,353	A&D Mortgage Trust(b)(k) Series 2023-NQM3 Class A1 6.73%, 07/25/2068	1,045,438
	Ajax Mortgage Loan Trust(b)
	Series 2019-D Class A1
120,118	2.96%, 09/25/2065(k)	113,542
	Series 2021-A Class A1
1,127,183	1.07%, 09/25/2065(d)	986,066

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-B Class A1
$ 1,323,688	3.50%, 03/27/2062(k)	$ 1,254,160
	Angel Oak Mortgage Trust(b)
	Series 2020-SBC1 Class A1
209,514	2.07%, 05/25/2050(d)	194,366
	Series 2021-3 Class A2
280,290	1.31%, 05/25/2066(d)	237,644
	Series 2021-6 Class A1
2,733,438	1.46%, 09/25/2066(d)	2,249,938
	Series 2022-5 Class A1
722,014	4.50%, 05/25/2067(k)	701,453
	Series 2023-1 Class A1
2,120,858	4.75%, 09/26/2067(k)	2,087,408
	Arroyo Mortgage Trust(b)(d)
	Series 2019-1 Class A1
109,863	3.81%, 01/25/2049	105,864
	Series 2019-2 Class A1
441,179	3.35%, 04/25/2049	421,838
315,102	ATLX Trust(b)(k) Series 2024-RPL2 Class A1 3.85%, 04/25/2063	301,381
480,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	396,864
	Barclays Commercial Mortgage Securities Trust(b)(c)
	Series 2018-CBM Class A
1,414,000	5.70%, 07/15/2037 1-mo. SOFR + 1.30%	1,400,399
	Series 2018-TALL Class A
1,735,000	5.32%, 03/15/2037 1-mo. SOFR + 0.92%	1,641,744
27,855	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	26,114
	BPR Trust(b)(c)
	Series 2021-NRD Class B
130,000	6.52%, 12/15/2038 1-mo. SOFR + 2.12%	125,024
	Series 2021-NRD Class C
145,000	6.82%, 12/15/2038 1-mo. SOFR + 2.42%	139,451
	Series 2021-NRD Class D
90,000	8.12%, 12/15/2038 1-mo. SOFR + 3.72%	86,327
	Series 2022-OANA Class A
1,455,000	6.30%, 04/15/2037 1-mo. SOFR + 1.90%	1,460,456
	Series 2022-STAR Class A
480,000	7.63%, 08/15/2039 1-mo. SOFR + 3.23%	479,854
110,715	Bunker Hill Loan Depositary Trust(b)(k) Series 2019-2 Class A1 2.88%, 07/25/2049	107,146
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	BX Trust(b)
	Series 2019-OC11 Class D
$ 2,190,000	3.94%, 12/09/2041(d)	$ 1,991,738
	Series 2022-AHP Class B
730,000	6.24%, 01/17/2039(c) 1-mo. SOFR + 1.84%	722,244
	Series 2022-CLS Class A
1,294,000	5.76%, 10/13/2027	1,300,015
	Series 2024-VLT4 Class A
310,000	5.89%, 07/15/2029(c) 1-mo. SOFR + 1.49%	311,259
	Series 2024-VLT5 Class B
105,000	5.80%, 11/13/2046(d)	105,009
	Series 2024-XL5 Class A
1,311,726	5.79%, 03/15/2041(c) 1-mo. SOFR + 1.39%	1,317,055
	CAFL Issuer LLC(b)(k)
	Series 2021-RTL1 Class A1
330,801	2.24%, 03/28/2029	328,053
	Series 2023-RTL1 Class A1
495,000	7.55%, 12/28/2030	502,736
1,040,000	CENT Trust(b)(c) Series 2023-CITY Class A 7.02%, 09/15/2038 1-mo. SOFR + 2.62%	1,043,900
	Chase Home Lending Mortgage Trust(b)(d)
	Series 2023-RPL1 Class A1
1,028,160	3.50%, 06/25/2062	939,256
	Series 2024-RPL4 Class A1A
968,104	3.38%, 12/25/2064	861,964
185,000	Citigroup Mortgage Loan Trust(b)(d) Series 2019-RP1 Class M2 4.00%, 01/25/2066	166,033
	COLT Mortgage Loan Trust(b)
	Series 2021-2R Class A1
41,284	0.80%, 07/27/2054	36,078
	Series 2022-4 Class A1
1,188,319	4.30%, 03/25/2067(d)	1,150,611
	Series 2022-5 Class A1
2,944,623	4.55%, 04/25/2067(d)	2,872,153
	Series 2023-4 Class A1
172,652	7.16%, 10/25/2068(k)	175,197
	COMM Mortgage Trust
	Series 2012-LC4 Class B
37,738	4.93%, 12/10/2044(d)	36,040
	Series 2012-LTRT Class A2
68,046	3.40%, 10/05/2030(b)	65,079
	Series 2013-300P Class A1
1,900,000	4.35%, 08/10/2030(b)	1,835,861

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-CBM Class A2
$ 200,000	5.87%, 12/10/2041(b)(d)	$ 201,400
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
285,000	4.18%, 09/15/2037	246,045
	Series 2014-USA Class D
100,000	4.37%, 09/15/2037	74,558
	Series 2021-RPL1 Class A1
207,764	4.07%, 09/27/2060(d)	207,263
460,000	DC Commercial Mortgage Trust(b)(d) Series 2023-DC Class C 7.14%, 09/12/2040	474,410
1,717,194	Deephaven Residential Mortgage Trust(b)(d) Series 2022-1 Class A1 2.21%, 01/25/2067	1,539,616
	Ellington Financial Mortgage Trust(b)(d)
	Series 2019-2 Class A3
36,449	3.05%, 11/25/2059	34,990
	Series 2022-1 Class A1
1,498,330	2.21%, 01/25/2067	1,290,125
1,058,000	ELM Trust(b)(d) Series 2024-ELM Class A10 5.80%, 06/10/2039	1,068,217
	Extended Stay America Trust(b)(c)
	Series 2021-ESH Class C
171,754	6.21%, 07/15/2038 1-mo. SOFR + 1.81%	171,969
	Series 2021-ESH Class D
700,229	6.76%, 07/15/2038 1-mo. SOFR + 2.36%	701,979
1,320,000	Fashion Show Mall LLC(b)(d) Series 2024-SHOW Class A 5.10%, 10/10/2041	1,299,543
114,425	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	109,969
416,493	GITSIT Mortgage Loan Trust(b)(k) Series 2024-NPL1 Class A1 7.47%, 06/25/2054	417,262
	GS Mortgage Securities Trust(b)(d)
	Series 2013-G1 Class B
80,434	3.72%, 04/10/2031	73,681
	Series 2013-PEMB Class A
130,000	3.55%, 03/05/2033	106,741
	Series 2013-PEMB Class D
430,000	3.55%, 03/05/2033	145,590
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,537,621	Imperial Fund Mortgage Trust(b)(k) Series 2022-NQM3 Class A1 4.38%, 05/25/2067	$ 1,500,408
	JPMorgan Chase Commercial Mortgage Securities Trust(b)(d)
	Series 2012-LC9 Class C
216,368	3.57%, 12/15/2047	201,224
	Series 2024-OMNI Class A
1,535,000	5.80%, 10/05/2039	1,553,728
950,000	JPMorgan Seasoned Mortgage Trust(b)(d) Series 2024-1 Class A4 4.50%, 10/25/2054	911,682
	Legacy Mortgage Asset Trust(b)
	Series 2020-RPL1 Class A2
200,000	3.25%, 09/25/2059(d)	178,477
	Series 2021-GS4 Class A1
91,601	4.65%, 11/25/2060(k)	91,602
1,188,000	Legends Outlets Mortgage Secured Pass Through Trust(b)(k) Series 2024-LGND Class A 6.25%, 11/05/2039	1,177,680
200,000	LEX Mortgage Trust(b)(d) Series 2024-BBG Class A 4.87%, 10/13/2033	196,243
1,400,000	LHOME Mortgage Trust(b)(k) Series 2022-RTL3 Class A1 8.15%, 11/25/2027	1,404,839
900,000	MetLife Securitization Trust(b)(d) Series 2017-1A Class M1 3.45%, 04/25/2055	788,425
	MFRA Trust
	Series 2020-NQM3 Class A1
617,754	1.01%, 01/26/2065(b)(d)	573,812
	Series 2022-INV2 Class A1
1,179,800	4.95%, 07/25/2057(b)(k)	1,173,238
	Series 2022-NQM2 Class A1
266,652	4.00%, 05/25/2067(b)(k)	252,350
	Series 2024-NPL1 Class A1
434,358	6.33%, 09/25/2054(k)	435,152
	Series 2024-NQM2 Class A1
962,587	5.27%, 08/25/2069(b)(k)	951,686
	Mill City Mortgage Loan Trust(b)(d)
	Series 2017-3 Class B1
634,832	3.25%, 01/25/2061	556,344

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-1 Class M2
$ 603,888	3.50%, 10/25/2069	$ 545,035
	Series 2019-GS1 Class A1
137,577	2.75%, 07/25/2059	133,394
1,225,000	MIRA Trust(b) Series 2023-MILE Class A 6.75%, 06/10/2038	1,268,920
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2012-CKSV Class A2
84,721	3.28%, 10/15/2030(b)	77,943
	Series 2013-C11 Class B
80,000	4.08%, 08/15/2046(d)	48,866
	Series 2013-C12 Class C
62,699	4.80%, 10/15/2046(d)	58,653
	Series 2015-C25 Class A4
1,415,000	3.37%, 10/15/2048	1,402,989
1,592,000	MSSG Trust(b) Series 2017-237P Class A 3.40%, 09/13/2039	1,464,974
	New Residential Mortgage Loan Trust(b)
	Series 2016-3A Class B1
704,601	4.00%, 09/25/2056(d)	675,031
	Series 2016-4A Class B1A
564,792	4.50%, 11/25/2056(d)	541,948
	Series 2017-2A Class A3
1,078,278	4.00%, 03/25/2057(d)	1,029,810
	Series 2019-RPL2 Class M2
670,000	3.75%, 02/25/2059(d)	583,958
	Series 2021-NQ2R Class A1
300,307	0.94%, 10/25/2058(d)	281,714
	Series 2022-NQM2 Class A1
2,536,921	3.08%, 03/27/2062(d)	2,352,235
	Series 2024-RTL1 Class A1
615,000	6.66%, 03/25/2039(k)	621,612
	NYMT Loan Trust(b)
	Series 2022-CP1 Class A1
1,165,948	2.04%, 07/25/2061	1,073,309
	Series 2024-BPL2 Class A1
700,000	6.51%, 05/25/2039(k)	705,584
	Series 2024-BPL3 Class A1
340,000	5.27%, 09/25/2039(k)	335,744
	Series 2024-CP1 Class A1
1,419,108	3.75%, 02/25/2068(d)	1,305,522
	Onslow Bay Financial LLC(b)
	Series 2023-NQM5 Class A1A
796,704	6.57%, 06/25/2063(k)	805,289
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-HYB2 Class A1
$ 528,533	3.64%, 04/25/2053(d)	$ 515,650
	Series 2024-NQM9 Class A1
650,925	6.03%, 01/25/2064(k)	654,982
191,178	Palisades Mortgage Loan Trust(b)(k) Series 2021-RTL1 Class A1 3.49%, 06/25/2026	190,326
865,000	PMT Loan Trust(b)(d) Series 2024-INV2 Class A1 6.00%, 12/25/2059	865,608
	Pretium Mortgage Credit Partners(b)
	Series 2024-NPL4 Class A1
243,803	7.00%, 07/25/2054(k)	244,858
	Series 2024-NPL8 Class A1
610,512	5.96%, 11/25/2054(k)	612,021
	Series 2024-RPL1 Class A1
932,182	3.90%, 10/25/2063(d)	881,831
266,574	Provident Funding Mortgage Trust(b)(d) Series 2019-1 Class A2 3.00%, 12/25/2049	224,511
	PRP Advisors LLC(b)(k)
	Series 2021-RPL1 Class A1
1,033,089	1.32%, 07/25/2051	939,430
	Series 2024-2 Class A1
444,263	7.03%, 03/25/2029	446,408
	Series 2024-5 Class A1
126,783	5.69%, 09/25/2029	126,302
	Series 2024-7 Class A1
318,148	5.87%, 11/25/2029	318,965
105,837	RCKT Mortgage Trust(b)(d) Series 2020-1 Class A1 3.00%, 02/25/2050	89,524
234,811	RCO VII Mortgage LLC(b)(k) Series 2024-1 Class A1 7.02%, 01/25/2029	235,448
	Redwood Funding Trust(b)(k)
	Series 2023-1 Class A
253,677	7.50%, 07/25/2059	252,971
	Series 2024-1 Class A
190,921	7.75%, 12/25/2054	190,747
815,000	ROC Mortgage Trust(b)(k) Series 2024-RLT1 Class A1 5.59%, 10/25/2039	809,350
	ROCC Trust(b)
	Series 2024-CNTR Class A
970,000	5.39%, 11/13/2041	967,296

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-CNTR Class C
$ 1,135,000	6.47%, 11/13/2041	$ 1,146,721
190,000	TCO Commercial Mortgage Trust(b)(c) Series 2024-DPM Class A 5.74%, 12/15/2039 1-mo. SOFR + 1.24%	189,881
130,000	Toorak Mortgage Trust(b)(k) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	130,899
	Towd Point Mortgage Trust(b)
	Series 2016-4 Class B1
615,000	4.02%, 07/25/2056(d)	586,900
	Series 2017-1 Class A2
329,154	3.50%, 10/25/2056(d)	325,872
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056(d)	618,325
	Series 2017-4 Class A2
630,000	3.00%, 06/25/2057(d)	584,701
	Series 2017-4 Class M2
325,000	3.25%, 06/25/2057(d)	280,991
	Series 2017-6 Class A2
780,000	3.00%, 10/25/2057(d)	729,428
	Series 2018-5 Class M1
170,000	3.25%, 07/25/2058(d)	140,786
	Series 2018-6 Class A1B
300,000	3.75%, 03/25/2058(d)	286,029
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(d)	1,441,456
	Series 2019-2 Class A2
1,170,000	3.75%, 12/25/2058(d)	1,043,802
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(d)	813,844
	Series 2019-4 Class A1
165,629	2.90%, 10/25/2059(d)	157,574
	Series 2019-4 Class A2
615,000	3.25%, 10/25/2059(d)	549,948
	Series 2019-HY2 Class M1
925,000	6.05%, 05/25/2058(c) 1-mo. SOFR + 1.71%	940,856
	Series 2021-1 Class A2
1,050,000	2.75%, 11/25/2061(d)	858,914
850,000	TVC Mortgage Trust(b)(k) Series 2024-RRTL1 Class A1 5.55%, 07/25/2039	843,731
	Verus Securitization Trust(b)(k)
	Series 2022-4 Class A1
1,124,592	4.47%, 04/25/2067	1,111,207
	Series 2022-5 Class A1
887,947	3.80%, 04/25/2067	829,892
	Series 2022-6 Class A1
641,598	4.91%, 06/25/2067	634,823
	Series 2022-7 Class A1
1,240,819	5.15%, 07/25/2067	1,232,472
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-8 Class A1
$ 694,337	6.26%, 12/25/2068	$ 699,566
	Visio Trust(b)
	Series 2019-2 Class A1
133,542	2.72%, 11/25/2054(d)	130,031
	Series 2020-1R Class A1
691,965	1.31%, 11/25/2055	656,980
	Series 2020-1R Class A2
80,477	1.57%, 11/25/2055	74,670
	Series 2022-1 Class A2
819,402	5.85%, 08/25/2057(k)	815,941
24,180	VOLT XCII LLC(b)(k) Series 2021-NPL1 Class A1 4.89%, 02/27/2051	24,162
102,225	VOLT XCIII LLC(b)(k) Series 2021-NPL2 Class A1 4.89%, 02/27/2051	102,151
101,302	VOLT XCIV LLC(b)(k) Series 2021-NPL3 Class A1 5.24%, 02/27/2051	101,177
63,674	VOLT XCVI LLC(b)(k) Series 2021-NPL5 Class A1 5.12%, 03/27/2051	63,657
186,145	VOLT XCVII LLC(b)(k) Series 2021-NPL6 Class A1 5.24%, 04/25/2051	186,281
	Wells Fargo Commercial Mortgage Trust(d)
	Series 2013-LC12 Class B
69,730	3.83%, 07/15/2046	64,360
	Series 2016-C36 Class B
135,000	3.67%, 11/15/2059	117,427
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
220,000	4.19%, 08/15/2046(d)	191,510
	Series 2014-C20 Class B
147,085	4.38%, 05/15/2047	130,898
		94,149,627
U.S. Government Agency — 2.50%
	Federal Home Loan Mortgage Corp
2,459,748	5.50%, 12/01/2052	2,431,776
1,939,722	5.50%, 01/01/2053	1,916,245
3,221,664	4.50%, 08/01/2053	3,036,348
5,230,099	5.00%, 12/01/2053	5,051,828

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 114,551	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c) Series 2022-DNA3 Class M1A 6.57%, 04/25/2042 1-mo. SOFR + 2.00%	$ 116,015
	Federal National Mortgage Association
1,514,010	5.00%, 10/01/2052	1,465,915
1,401,371	4.50%, 11/01/2052	1,320,877
1,010,715	5.00%, 11/01/2052	978,529
4,952,027	4.00%, 03/01/2053	4,532,330
1,242,012	5.50%, 07/01/2053	1,227,632
1,609,201	4.50%, 08/01/2053	1,515,761
2,900,834	6.00%, 08/01/2054	2,920,641
		26,513,897
TOTAL MORTGAGE-BACKED SECURITIES — 11.38% (Cost $123,473,579)		$120,663,524
MUNICIPAL BONDS AND NOTES
1,105,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	924,988
TOTAL MUNICIPAL BONDS AND NOTES — 0.09% (Cost $1,101,208)		$924,988
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
5,000,000	5.00%, 08/31/2025(m)	5,024,141
36,680,000	4.63%, 02/28/2026	36,828,424
14,280,000	4.63%, 06/30/2026	14,356,471
9,910,000	4.38%, 07/31/2026	9,926,351
5,035,000	3.75%, 08/31/2026	4,995,150
10,250,000	3.50%, 09/30/2026	10,120,891
10,105,000	4.13%, 10/31/2026(e)	10,081,998
7,735,000	4.25%, 11/30/2026	7,733,462
1,090,000	4.00%, 02/15/2034	1,043,521
30,000	3.88%, 08/15/2034	28,366
4,390,000	1.88%, 11/15/2051	2,421,269
10,810,000	4.25%, 02/15/2054	9,861,425
4,000,000	4.63%, 05/15/2054	3,886,391
TOTAL U.S. TREASURY BONDS AND NOTES — 10.97% (Cost $117,043,945)		$116,307,860
Shares		Fair Value
COMMON STOCK
Communications — 0.11%
95,643	Altice USA Inc Class A(n)	$ 230,500
90,560	Paramount Global Class B	947,257
		1,177,757
Consumer, Non-Cyclical — 0.19%
18,095	BioMarin Pharmaceutical Inc(n)	1,189,384
2,090	Elevance Health Inc	771,001
3,165	Endo Inc(n)	75,011
5,681	Lannett Co Inc(n)	6,309
662	Rising Tide Holdings Inc(n)	1,490
		2,043,195
Financial — 0.00%(j)
27,230	Sunac China Holdings Ltd(n)	8,023
Industrial — 0.09%
168,905	Cemex SAB de CV Sponsored ADR	952,624
TOTAL COMMON STOCK — 0.39% (Cost $6,535,424)		$4,181,599
CONVERTIBLE PREFERRED STOCK
Financial — 0.06%
745,000	Charles Schwab Corp Series H 4.00%	643,159
TOTAL CONVERTIBLE PREFERRED STOCK — 0.06% (Cost $665,531)		$643,159
PREFERRED STOCK
Financial — 0.00%(j)
367	Apollo Global Management Inc	31,957
Industrial — 0.14%
23,591	Boeing Co(n)	1,451,318
Utilities — 0.00%(j)
866	PG&E Corp	43,162
TOTAL PREFERRED STOCK — 0.14% (Cost $1,258,423)		$1,526,437

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
29,790,911	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(o), 4.43%(p)	$ 29,790,911
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.81% (Cost $29,790,911)		$29,790,911
TOTAL INVESTMENTS — 100.41% (Cost $1,081,026,094)		$1,064,830,629
OTHER ASSETS & LIABILITIES, NET — (0.41)%		$(4,377,932)
TOTAL NET ASSETS — 100.00%		$1,060,452,697
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the aggregate fair value of 144A securities was $479,100,192, representing 45.18% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2024.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	All or a portion of the security is on loan as of December 31, 2024.
(f)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(g)	Security has no contractual maturity date and pays an indefinite stream of interest.
(h)	Security in default.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(j)	Represents less than 0.005% of net assets.
(k)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2024. Maturity date disclosed represents final maturity date.
(l)	Principal amount is stated in 100 Mexican Peso Units.
(m)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(n)	Non-income producing security.
(o)	Collateral received for securities on loan.
(p)	Rate shown is the 7-day yield as of December 31, 2024.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of December 31, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	225	USD	24,469	Mar 2025	$(219,688)
U.S. 2 Year Treasury Note Futures	153	USD	31,458	Mar 2025	(15,644)
U.S. 5 Year Treasury Note Futures	1,857	USD	197,405	Mar 2025	(880,069)
Short
U.S. 10 Year Ultra Treasury Note Futures	345	USD	38,403	Mar 2025	526,798
U.S. Treasury Bond Futures	179	USD	20,378	Mar 2025	468,565
U.S. Ultra Long Term Treasury Bond Futures	56	USD	6,659	Mar 2025	212,216
				Net Appreciation	$92,178
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of December 31, 2024
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Koruna
EUR	Euro Dollar
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.19%
$ 250,000	Allegro XII Ltd(a)(b) Series 2020-1A Class A1R 6.72%, 07/21/2037 3-mo. SOFR + 1.44%	$ 250,265
	AmeriCredit Automobile Receivables Trust
	Series 2021-1 Class D
1,500,000	1.21%, 12/18/2026	1,474,376
	Series 2023-2 Class C
550,000	6.00%, 07/18/2029	565,486
	Birch Grove Ltd(a)(b)
	Series 2021-2A Class A1R
400,000	6.02%, 10/19/2037 3-mo. SOFR + 1.40%	401,898
	Series 2024-8A Class A1
600,000	6.25%, 04/20/2037 3-mo. SOFR + 1.63%	604,420
664,077	BRAVO Residential Funding Trust(a)(b) Series 2021-HE2 Class A1 5.32%, 11/25/2069 1-mo. SOFR + 0.75%	661,911
1,150,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	1,154,246
777,626	Capital One Prime Auto Receivables Trust Series 2022-1 Class A3 3.17%, 04/15/2027	771,754
345,247	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	347,884
789,000	Chase Auto Owner Trust(a) Series 2024-1A Class A3 5.13%, 05/25/2029	795,032
975,000	Credit Acceptance Auto Loan Trust(a) Series 2021-4 Class C 1.94%, 02/18/2031	968,458
2,147,000	Discover Card Execution Note Trust Series 2022-A3 Class A3 3.56%, 07/15/2027	2,136,064
866,280	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	851,810
500,000	Elevation Ltd(a)(b) Series 2021-13A Class A1 6.11%, 07/15/2034 3-mo. SOFR + 1.45%	500,449
	Elmwood Ltd(a)(b)
	Series 2019-3A Class A1R
650,000	6.01%, 07/18/2037 3-mo. SOFR + 1.38%	653,866
	Series 2024-3A Class A
800,000	6.15%, 04/18/2037 3-mo. SOFR + 1.52%	802,348
	Series 2024-9RA Class AR
500,000	6.50%, 10/21/2037 3-mo. SOFR + 1.38%	503,249
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,100,000	Ford Credit Auto Owner Trust Series 2024-A Class A3 5.09%, 12/15/2028	$ 2,118,876
2,203,000	Golden Credit Card Trust(a) Series 2022-4A Class A 4.31%, 09/15/2027	2,199,257
500,000	GoldenTree Loan Management US Ltd(a)(b) Series 2021-9A Class AR 6.12%, 04/20/2037 3-mo. SOFR + 1.50%	500,876
800,000	HalseyPoint Ltd(a)(b) Series 2021-4A Class A 6.10%, 04/20/2034 3-mo. SOFR + 1.48%	800,936
368,000	Hyundai Auto Receivables Trust Series 2024-C Class A3 4.41%, 05/15/2029	366,473
610,000	Madison Park Funding Ltd(a)(b) Series 2018-30A Class AIR 6.01%, 07/16/2037 3-mo. SOFR + 1.36%	610,915
500,000	Magnetite XL Ltd(a)(b) Series 2024-40A Class A1 6.78%, 07/15/2037 3-mo. SOFR + 1.45%	503,572
500,000	Neuberger Berman XVII Ltd(a)(b) Series 2014-17A Class AR3 6.03%, 07/22/2038 3-mo. SOFR + 1.40%	502,526
429,000	Oaktree Ltd(a)(b) Series 2021-1A Class A1R 5.85%, 01/15/2038 3-mo. SOFR + 1.35%	429,619
1,150,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	1,109,371
900,000	Palmer Square Ltd(a)(b) Series 2021-3A Class B 6.57%, 01/15/2035 3-mo. SOFR + 1.91%	900,954
500,000	Sandstone Peak III Ltd(a)(b) Series 2024-1A Class A1 6.26%, 04/25/2037 3-mo. SOFR + 1.63%	503,604
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
299,646	1.35%, 07/15/2027	296,731
	Series 2021-3 Class D
656,706	1.33%, 09/15/2027	647,977
	Series 2021-4A Class D
1,818,753	1.67%, 10/15/2027	1,789,371
	Series 2023-3 Class B
550,000	5.61%, 07/17/2028	555,035
	Series 2023-4 Class B
550,000	5.77%, 12/15/2028	557,531
	Series 2023-4 Class C
300,000	6.04%, 12/15/2031	306,449

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Non-Agency — (continued)
$ 500,000	Signal Peak Ltd(a)(b) Series 2018-5A Class AIR 6.18%, 04/25/2037 3-mo. SOFR + 1.55%	$ 502,317
500,000	Sound Point XXVI Ltd(a)(b) Series 2020-1A Class AR 6.05%, 07/20/2034 3-mo. SOFR + 1.43%	500,821
500,000	Sound Point XXXII Ltd(a)(b) Series 2021-4A Class A 6.04%, 10/25/2034 3-mo. SOFR + 1.41%	500,583
	Wise Ltd(a)(b)
	Series 2023-2A Class A
500,000	6.46%, 01/15/2037 3-mo. SOFR + 1.80%	502,875
	Series 2024-2A Class A
400,000	6.76%, 07/15/2037 3-mo. SOFR + 1.46%	402,178
500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	485,569
TOTAL ASSET-BACKED SECURITIES — 7.19% (Cost $31,084,030)		$31,037,932
CORPORATE BONDS AND NOTES
Basic Materials — 1.27%
	Celanese US Holdings LLC
675,000	1.40%, 08/05/2026	631,303
500,000	6.17%, 07/15/2027	507,451
595,000	6.33%, 07/15/2029	607,135
1,810,000	CF Industries Inc(a)(c) 4.50%, 12/01/2026	1,792,349
855,000	Glencore Funding LLC(a) 6.13%, 10/06/2028	881,671
1,090,000	International Flavors & Fragrances Inc(a) 1.23%, 10/01/2025	1,059,584
		5,479,493
Communications — 3.30%
2,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.15%, 11/10/2026	2,038,099
1,735,000	Juniper Networks Inc 1.20%, 12/10/2025	1,679,114
3,720,000	Netflix Inc(a) 5.38%, 11/15/2029	3,791,611
	Paramount Global
810,000	3.70%, 06/01/2028	762,571
225,000	4.20%, 06/01/2029	212,238
1,405,000	Rogers Communications Inc 5.00%, 02/15/2029	1,396,046
2,290,000	Sprint Capital Corp 6.88%, 11/15/2028	2,430,796
Principal Amount		Fair Value
Communications — (continued)
$ 2,000,000	T-Mobile USA Inc 2.25%, 02/15/2026	$ 1,942,555
		14,253,030
Consumer, Cyclical — 4.02%
1,070,000	Alimentation Couche-Tard Inc(a) 3.55%, 07/26/2027	1,033,385
670,000	AS Mileage Plan IP Ltd(a) 5.02%, 10/20/2029	652,628
587,000	Carnival Corp(a) 4.00%, 08/01/2028	556,350
2,250,000	DR Horton Inc 1.30%, 10/15/2026	2,116,936
3,000,000	Ford Motor Credit Co LLC 2.30%, 02/10/2025	2,989,997
2,000,000	General Motors Financial Co Inc 5.40%, 04/06/2026	2,011,175
1,500,000	Hyatt Hotels Corp 5.75%, 01/30/2027	1,523,064
	Hyundai Capital America(a)
1,745,000	5.30%, 01/08/2029	1,748,415
431,000	5.35%, 03/19/2029	433,272
545,000	Tapestry Inc 5.10%, 03/11/2030	538,995
	Toll Brothers Finance Corp
97,000	4.35%, 02/15/2028	94,683
705,000	3.80%, 11/01/2029	663,590
3,000,000	Warnermedia Holdings Inc 3.79%, 03/15/2025	2,990,936
		17,353,426
Consumer, Non-Cyclical — 5.98%
1,840,000	AbbVie Inc 4.80%, 03/15/2029	1,838,609
	Amgen Inc
685,000	5.25%, 03/02/2025	685,373
1,610,000	5.15%, 03/02/2028	1,621,712
1,120,000	Ashtead Capital Inc(a) 1.50%, 08/12/2026	1,059,593
1,000,000	Bacardi Ltd(a) 4.45%, 05/15/2025	998,179
1,090,000	Block Inc 2.75%, 06/01/2026	1,050,323
1,510,000	Bristol-Myers Squibb Co 4.90%, 02/22/2029	1,517,345
80,000	Centene Corp 3.38%, 02/15/2030	71,254
2,700,000	CVS Health Corp 5.40%, 06/01/2029	2,701,131
1,010,000	ERAC USA Finance LLC(a) 3.30%, 12/01/2026	984,000
	GE HealthCare Technologies Inc
685,000	5.65%, 11/15/2027	702,027
180,000	4.80%, 08/14/2029	178,317
1,365,000	Haleon US Capital LLC 3.38%, 03/24/2027	1,325,059

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	HCA Inc
$ 2,000,000	3.13%, 03/15/2027	$ 1,924,698
1,000,000	5.20%, 06/01/2028	1,002,451
	Icon Investments Six Designated Activity Co
275,000	5.81%, 05/08/2027	279,657
200,000	5.85%, 05/08/2029	203,805
350,000	Illumina Inc 4.65%, 09/09/2026	348,634
1,000,000	IQVIA Inc 5.70%, 05/15/2028	1,011,140
1,395,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 3.00%, 02/02/2029	1,272,494
130,000	Mars Inc(a) 4.65%, 04/20/2031	126,738
1,245,000	Pfizer Investment Enterprises Pte Ltd 4.45%, 05/19/2028	1,234,061
	Philip Morris International Inc
360,000	4.63%, 11/01/2029	355,078
1,352,000	5.13%, 02/15/2030	1,359,140
1,000,000	Royalty Pharma PLC 5.15%, 09/02/2029	997,193
1,000,000	UnitedHealth Group Inc 4.25%, 01/15/2029	980,082
		25,828,093
Energy — 3.56%
1,285,000	Boardwalk Pipelines LP 5.95%, 06/01/2026	1,300,237
3,000,000	Canadian Natural Resources Ltd 2.05%, 07/15/2025	2,954,947
1,830,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	1,771,768
1,310,000	Cimarex Energy Co 3.90%, 05/15/2027	1,234,965
760,000	Diamondback Energy Inc 5.15%, 01/30/2030	761,615
	Energy Transfer LP
2,000,000	6.05%, 12/01/2026	2,042,823
20,000	5.25%, 07/01/2029	20,095
100,000	EQT Corp(a) 3.13%, 05/15/2026	97,311
1,055,000	Occidental Petroleum Corp 5.20%, 08/01/2029	1,046,722
1,000,000	ONEOK Inc 5.55%, 11/01/2026	1,012,455
	Ovintiv Inc
1,015,000	5.65%, 05/15/2025	1,017,366
260,000	5.65%, 05/15/2028	263,647
	South Bow USA Infrastructure Holdings LLC(a)
500,000	4.91%, 09/01/2027	498,333
270,000	5.03%, 10/01/2029	265,303
Principal Amount		Fair Value
Energy — (continued)
$ 1,065,000	Venture Global Calcasieu Pass LLC(a) 6.25%, 01/15/2030	$ 1,074,939
		15,362,526
Financial — 25.20%
1,400,000	ABN AMRO Bank NV(a) 6.34%, 09/18/2027	1,431,092
865,000	AEGON Funding Co LLC(a)(c) 5.50%, 04/16/2027	872,528
1,405,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 6.10%, 01/15/2027	1,436,888
500,000	AIB Group PLC(a) 7.58%, 10/14/2026	509,208
2,315,000	Air Lease Corp 4.63%, 10/01/2028	2,275,512
940,000	Aircastle Ltd(a) 6.50%, 07/18/2028	971,522
1,430,000	Ally Financial Inc 5.75%, 11/20/2025	1,437,374
	American Express Co
1,000,000	5.39%, 07/28/2027	1,010,894
1,020,000	5.10%, 02/16/2028	1,025,884
	American Tower Corp REIT
2,180,000	2.75%, 01/15/2027	2,093,842
205,000	5.00%, 01/31/2030	203,820
	Ares Capital Corp
1,435,000	2.15%, 07/15/2026	1,372,035
800,000	7.00%, 01/15/2027	829,202
220,000	Arthur J Gallagher & Co 4.85%, 12/15/2029	218,991
2,260,000	Athene Global Funding(a) 1.73%, 10/02/2026	2,140,511
600,000	Aviation Capital Group LLC(a) 5.38%, 07/15/2029	600,293
1,200,000	Banco Bilbao Vizcaya Argentaria SA 5.38%, 03/13/2029	1,210,932
4,400,000	Banco Santander SA 1.72%, 09/14/2027	4,159,547
7,055,000	Bank of America Corp 6.20%, 11/10/2028	7,304,130
1,680,000	Banque Federative du Credit Mutuel SA(a) 1.60%, 10/04/2026	1,587,312
1,000,000	Barclays PLC 3.65%, 03/16/2025	997,385
505,000	Blackstone Private Credit Fund 3.25%, 03/15/2027	483,510
1,060,000	BNP Paribas SA(a) 2.22%, 06/09/2026	1,046,297
	BPCE SA(a)
360,000	4.50%, 03/15/2025	359,333
475,000	5.98%, 01/18/2027	478,675
430,000	CaixaBank SA(a) 5.67%, 03/15/2030	434,162
2,000,000	Canadian Imperial Bank of Commerce 5.93%, 10/02/2026	2,040,915

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Financial — (continued)
$ 2,080,000	Capital One Financial Corp 4.20%, 10/29/2025	$ 2,066,384
2,500,000	Citigroup Inc(b) 5.16%, 06/09/2027 1-day SOFR + 0.77%	2,504,642
1,355,000	CNO Global Funding(a) 1.75%, 10/07/2026	1,280,790
1,595,000	Corebridge Financial Inc 3.65%, 04/05/2027	1,550,805
630,000	Credit Agricole SA(a) 5.34%, 01/10/2030	629,850
1,275,000	Crown Castle Inc REIT 4.90%, 09/01/2029	1,260,840
710,000	Danske Bank A/S(a) 1.55%, 09/10/2027	671,508
	Deutsche Bank AG
1,035,000	4.50%, 04/01/2025	1,033,436
1,765,000	2.13%, 11/24/2026	1,719,821
1,120,000	2.31%, 11/16/2027	1,064,543
3,420,000	EPR Properties REIT 4.50%, 04/01/2025	3,411,409
1,085,000	Equinix Inc REIT 1.00%, 09/15/2025	1,056,384
415,000	F&G Annuities & Life Inc 6.50%, 06/04/2029	423,699
	Fifth Third Bancorp
990,000	6.34%, 07/27/2029	1,027,114
15,000	4.90%, 09/06/2030	14,795
1,005,000	First-Citizens Bank & Trust Co 6.13%, 03/09/2028	1,033,893
2,500,000	Goldman Sachs Group Inc 5.80%, 08/10/2026	2,513,956
1,370,000	ING Groep NV 6.08%, 09/11/2027	1,396,298
1,265,000	Intercontinental Exchange Inc 4.00%, 09/15/2027	1,243,390
1,260,000	Intesa Sanpaolo SpA(a) 5.71%, 01/15/2026	1,260,178
890,000	Jefferies Financial Group Inc(c) 5.15%, 09/15/2025	890,352
	JPMorgan Chase & Co
4,000,000	2.60%, 02/24/2026	3,986,280
2,000,000	5.04%, 01/23/2028	2,007,410
	Lloyds Banking Group PLC
1,680,000	5.46%, 01/05/2028	1,694,124
739,000	5.72%, 06/05/2030	751,367
	LPL Holdings Inc
850,000	4.63%, 11/15/2027(a)	835,965
390,000	6.75%, 11/17/2028	409,608
308,000	Macquarie Airfinance Holdings Ltd(a) 5.15%, 03/17/2030	300,867
	Morgan Stanley
2,000,000	5.05%, 01/28/2027	2,006,786
4,220,000	3.95%, 04/23/2027	4,135,633
820,000	5.12%, 02/01/2029	822,253
1,000,000	Morgan Stanley Bank NA 4.95%, 01/14/2028	1,001,437
2,105,000	PNC Bank NA 4.05%, 07/26/2028	2,033,534
Principal Amount		Fair Value
Financial — (continued)
$ 3,030,000	Royal Bank of Canada 5.20%, 08/01/2028	$ 3,055,132
1,340,000	Santander Holdings USA Inc 2.49%, 01/06/2028	1,270,818
	Toronto-Dominion Bank
2,000,000	5.53%, 07/17/2026	2,023,237
2,000,000	1.25%, 09/10/2026(c)	1,889,453
430,000	Truist Bank 4.63%, 09/17/2029	419,253
3,020,000	Truist Financial Corp 6.05%, 06/08/2027	3,069,685
3,400,000	UBS AG 7.50%, 02/15/2028	3,641,108
	VICI Properties LP / VICI Note Co Inc REIT(a)
845,000	4.50%, 09/01/2026	836,396
290,000	3.75%, 02/15/2027	281,382
1,250,000	VICI Properties LP REIT 4.38%, 05/15/2025	1,246,456
	Wells Fargo & Co
2,000,000	3.91%, 04/25/2026	1,993,882
1,500,000	2.19%, 04/30/2026	1,486,419
1,030,000	4.81%, 07/25/2028	1,026,347
		108,810,713
Industrial — 3.25%
1,015,000	BAE Systems PLC(a) 5.13%, 03/26/2029	1,017,251
	Berry Global Inc
1,458,000	1.65%, 01/15/2027	1,365,195
122,000	5.50%, 04/15/2028	123,170
	Boeing Co
3,855,000	2.75%, 02/01/2026	3,760,720
219,000	6.26%, 05/01/2027	224,209
332,000	6.30%, 05/01/2029	344,140
114,000	2.95%, 02/01/2030	101,816
1,110,000	Graphic Packaging International LLC(a) 1.51%, 04/15/2026	1,057,576
1,365,000	Howmet Aerospace Inc 3.00%, 01/15/2029	1,266,881
1,000,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.75%, 05/24/2026	1,010,199
820,000	Regal Rexnord Corp 6.05%, 04/15/2028	834,039
	Republic Services Inc
1,705,000	0.88%, 11/15/2025	1,649,479
245,000	5.00%, 11/15/2029	246,320
1,020,000	SMBC Aviation Capital Finance Designated Activity Co(a) 5.30%, 04/03/2029	1,023,089
		14,024,084
Technology — 4.11%
710,000	AppLovin Corp 5.13%, 12/01/2029	708,264

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Technology — (continued)
$ 370,000	Atlassian Corp 5.25%, 05/15/2029	$ 372,755
1,775,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.88%, 01/15/2027	1,747,277
320,000	Broadcom Inc 5.05%, 07/12/2029	321,216
1,000,000	Fiserv Inc 5.45%, 03/02/2028	1,015,765
2,140,000	Gartner Inc(a) 4.50%, 07/01/2028	2,085,314
1,875,000	Hewlett Packard Enterprise Co 4.55%, 10/15/2029	1,827,732
1,115,000	Marvell Technology Inc 5.75%, 02/15/2029	1,142,928
1,050,000	Micron Technology Inc 4.19%, 02/15/2027	1,035,135
1,080,000	MSCI Inc(a) 4.00%, 11/15/2029	1,018,257
3,000,000	Oracle Corp 1.65%, 03/25/2026	2,891,980
1,265,000	ServiceNow Inc 1.40%, 09/01/2030	1,051,355
1,565,000	VMware LLC 1.40%, 08/15/2026	1,482,545
1,065,000	Workday Inc 3.50%, 04/01/2027	1,038,133
		17,738,656
Utilities — 4.37%
2,005,000	AES Corp 1.38%, 01/15/2026	1,931,124
420,000	Alexander Funding Trust II(a) 7.47%, 07/31/2028	443,394
1,750,000	American Electric Power Co Inc 1.00%, 11/01/2025	1,696,096
1,005,000	Constellation Energy Generation LLC 5.60%, 03/01/2028	1,025,038
1,510,000	Dominion Energy Inc 2.85%, 08/15/2026	1,465,806
2,170,000	Duke Energy Corp 3.15%, 08/15/2027	2,083,828
995,000	Electricite de France SA(a) 5.70%, 05/23/2028	1,010,474
605,000	Eversource Energy 5.45%, 03/01/2028	612,882
1,495,000	FirstEnergy Corp 3.90%, 07/15/2027	1,455,819
670,000	NRG Energy Inc(a) 2.00%, 12/02/2025	650,575
	Pacific Gas & Electric Co
2,915,000	3.00%, 06/15/2028	2,731,411
265,000	6.10%, 01/15/2029	274,137
	Southern Co
1,660,000	3.25%, 07/01/2026	1,625,780
670,000	5.50%, 03/15/2029	683,583
Principal Amount		Fair Value
Utilities — (continued)
$ 1,205,000	Vistra Operations Co LLC(a) 5.05%, 12/30/2026	$ 1,206,059
		18,896,006
TOTAL CORPORATE BONDS AND NOTES — 55.06% (Cost $237,168,065)		$237,746,027
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.91%
	A&D Mortgage Trust(a)(d)
	Series 2023-NQM4 Class A1
1,819,509	7.47%, 09/25/2068	1,856,898
	Series 2023-NQM5 Class A1
2,591,679	7.05%, 11/25/2068	2,629,016
1,035,000	ACRES Commercial Realty Ltd(a)(b) Series 2021-FL1 Class AS 6.10%, 06/15/2036 1-mo. SOFR + 1.71%	1,028,916
	Angel Oak Mortgage Trust(a)
	Series 2021-3 Class A3
400,414	1.46%, 05/25/2066(e)	339,782
	Series 2024-9 Class A1
336,459	5.14%, 09/25/2069(d)	333,788
4,120,390	BANK(e) Series 2020-BN26 Class XA 1.20%, 03/15/2063	195,741
	BANK5(e)
	Series 2024-5YR10 Class XA
9,663,000	1.19%, 10/15/2057	467,176
	Series 2024-5YR7 Class XA
9,147,330	1.33%, 06/15/2057	474,501
18,354,220	BBCMS Mortgage Trust(e) Series 2024-5C29 Class XA 1.60%, 09/15/2057	1,190,123
863,458	BDS Ltd(a)(b) Series 2021-FL10 Class A 5.84%, 12/16/2036 1-mo. SOFR + 1.46%	862,956
	Benchmark Mortgage Trust(e)
	Series 2020-B22 Class XA
4,010,335	1.51%, 01/15/2054	283,521
	Series 2024-V10 Class XA
8,394,000	1.31%, 09/15/2057	440,267
9,095,000	BMO Mortgage Trust(e) Series 2024-5C6 Class XA 1.35%, 09/15/2057	485,497
95,954	BRAVO Residential Funding Trust(a)(d) Series 2023-NQM4 Class A1 6.44%, 05/25/2063	96,613
2,951,801	COLT Mortgage Loan Trust(a)(d) Series 2024-INV2 Class A1 6.42%, 05/25/2069	2,984,600
	COMM Mortgage Trust
	Series 2014-CR17 Class B
463,910	4.38%, 05/10/2047	451,471

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2014-UBS3 Class AM
$ 465,901	4.01%, 06/10/2047	$ 443,770
	Series 2014-UBS5 Class AM
570,772	4.19%, 09/10/2047(e)	558,299
	Series 2015-CR22 Class B
470,000	3.93%, 03/10/2048(e)	455,054
	Series 2015-CR23 Class AM
1,313,000	3.80%, 05/10/2048	1,302,971
5,965,038	CSAIL Commercial Mortgage Trust(e) Series 2021-C20 Class XA 0.99%, 03/15/2054	271,567
12,352,641	GS Mortgage Securities Trust(e) Series 2019-GC38 Class XA 1.01%, 02/10/2052	436,481
2,025,295	GS Mortgage-Backed Securities Trust(a)(e) Series 2024-RPL2 Class A1 3.75%, 07/25/2061	1,958,812
259,268	HOMES Trust(a)(d) Series 2024-NQM1 Class A1 5.92%, 07/25/2069	260,009
480,000	JPMBB Commercial Mortgage Securities Trust(e) Series 2014-C23 Class C 4.55%, 09/15/2047	452,876
	JPMorgan Mortgage Trust(a)
	Series 2024-10 Class A11
739,608	5.82%, 03/25/2055(b) 1-mo. SOFR + 1.25%	740,994
	Series 2024-VIS2 Class A1
354,712	5.85%, 11/25/2064(d)	355,963
1,467,790	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class AS 4.07%, 10/15/2048	1,436,163
687,000	Morgan Stanley Capital I Trust Series 2018-L1 Class A3 4.14%, 10/15/2051	666,333
	Morgan Stanley Residential Mortgage Loan Trust(a)
	Series 2024-4 Class AF
447,830	5.92%, 09/25/2054(b) 1-mo. SOFR + 1.35%	448,534
	Series 2024-NQM1 Class A1
2,352,472	6.15%, 12/25/2068(d)	2,368,207
1,033,000	PFP Ltd(a)(b) Series 2022-9 Class AS 7.18%, 08/19/2035 1-mo. SOFR + 2.78%	1,035,885
234,981	Ready Capital Mortgage Financing LLC(a)(b) Series 2021-FL6 Class A 5.40%, 07/25/2036 1-mo. SOFR + 1.06%	234,084
513,000	SG Commercial Mortgage Securities Trust Series 2016-C5 Class A4 3.06%, 10/10/2048	495,773
Principal Amount		Fair Value
Non-Agency — (continued)
	Station Place Securitization Trust(a)(b)
	Series 2024-10 Class A
$ 1,000,000	5.24%, 10/27/2025 1-mo. SOFR + 0.90%	$ 991,719
	Series 2024-2 Class A
1,430,000	5.64%, 06/22/2025 1-mo. SOFR + 0.90%	1,430,265
	Series 2024-INV5 Class A
1,450,000	5.24%, 08/04/2025 1-mo. SOFR + 0.90%	1,450,459
	UBS Commercial Mortgage Trust
	Series 2017-C7 Class A4
1,270,000	3.68%, 12/15/2050	1,220,959
	Series 2019-C17 Class XA
10,626,977	1.44%, 10/15/2052(e)	570,120
	Verus Securitization Trust(a)
	Series 2021-2 Class A3
470,581	1.55%, 02/25/2066(e)	415,550
	Series 2023-INV3 Class A1
1,788,586	6.88%, 11/25/2068(e)	1,813,921
	Series 2024-3 Class A1
457,784	6.34%, 04/25/2069(d)	461,676
	Wells Fargo Commercial Mortgage Trust
	Series 2015-NXS1 Class AS
614,000	3.41%, 05/15/2048	608,286
	Series 2016-C33 Class B
1,049,000	4.51%, 03/15/2059(e)	1,028,816
488,000	WFRBS Commercial Mortgage Trust(e) Series 2013-C11 Class C 4.01%, 03/15/2045	462,868
		38,497,280
U.S. Government Agency — 3.18%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
1,015,000	6.22%, 12/25/2041 1-mo. SOFR + 1.65%	1,025,434
	Series 2022-R01 Class 1M2
1,750,000	6.47%, 12/25/2041 1-mo. SOFR + 1.90%	1,774,950
	Series 2022-R02 Class 2M2
1,220,000	7.57%, 01/25/2042 1-mo. SOFR + 3.00%	1,251,872
	Series 2022-R03 Class 1M2
35,000	8.07%, 03/25/2042 1-mo. SOFR + 3.50%	36,750
	Series 2022-R04 Class 1M2
24,000	7.67%, 03/25/2042 1-mo. SOFR + 3.10%	24,950
	Series 2022-R08 Class 1M1
16,121	7.12%, 07/25/2042 1-mo. SOFR + 2.55%	16,554
	Series 2023-R01 Class 1M1
10,890	6.96%, 12/25/2042 1-mo. SOFR + 2.40%	11,194

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2023-R02 Class 1M1
$ 21,575	6.87%, 01/25/2043 1-mo. SOFR + 2.30%	$ 22,075
	Series 2023-R06 Class 1M1
12,675	6.27%, 07/25/2043 1-mo. SOFR + 1.70%	12,721
	Series 2024-R02 Class 1M1
361,101	5.67%, 02/25/2044 1-mo. SOFR + 1.10%	361,517
	Series 2024-R03 Class 2M1
10,190	5.71%, 03/25/2044 1-mo. SOFR + 1.15%	10,190
	Series 2024-R04 Class 1M1
9,522	5.67%, 05/25/2044 1-mo. SOFR + 1.10%	9,524
	Series 2024-R06 Class 1A1
196,340	5.72%, 09/25/2044 1-mo. SOFR + 1.15%	196,976
	Series 2024-R06 Class 1M1
52,996	5.62%, 09/25/2044 1-mo. SOFR + 1.05%	53,046
1,049,000	Federal Home Loan Mortgage Corp Multifamily Securities Trust(a)(e) Series 2015-K51 Class B 3.96%, 10/25/2048	1,038,234
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA3 Class M2
22,352	6.67%, 10/25/2033 1-mo. SOFR + 2.10%	22,953
	Series 2021-DNA5 Class M2
6,873	6.22%, 01/25/2034 1-mo. SOFR + 1.65%	6,920
	Series 2021-DNA6 Class M1
1,432	5.37%, 10/25/2041 1-mo. SOFR + 0.80%	1,432
	Series 2021-DNA6 Class M2
107,000	6.07%, 10/25/2041 1-mo. SOFR + 1.50%	107,637
	Series 2021-DNA7 Class M2
1,242,000	6.37%, 11/25/2041 1-mo. SOFR + 1.80%	1,253,634
	Series 2021-HQA4 Class M1
21,657	5.52%, 12/25/2041 1-mo. SOFR + 0.95%	21,657
	Series 2022-DNA1 Class M1B
21,000	6.42%, 01/25/2042 1-mo. SOFR + 1.85%	21,298
	Series 2022-DNA2 Class M1A
4,514	5.87%, 02/25/2042 1-mo. SOFR + 1.30%	4,522
	Series 2022-DNA3 Class M1B
17,000	7.47%, 04/25/2042 1-mo. SOFR + 2.90%	17,606
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2022-DNA4 Class M1A
$ 1,190,512	6.77%, 05/25/2042 1-mo. SOFR + 2.20%	$ 1,209,424
	Series 2022-DNA5 Class M1A
2,423,678	7.68%, 06/25/2042 1-mo. SOFR + 2.95%	2,495,515
	Series 2022-HQA1 Class M1A
9,501	6.67%, 03/25/2042 1-mo. SOFR + 2.10%	9,573
	Series 2022-HQA2 Class M1A
6,043	7.22%, 07/25/2042 1-mo. SOFR + 2.65%	6,194
	Series 2022-HQA3 Class M1A
23,433	6.87%, 08/25/2042 1-mo. SOFR + 2.30%	23,944
	Series 2023-DNA1 Class M1A
43,695	6.66%, 03/25/2043 1-mo. SOFR + 2.10%	44,326
	Series 2023-HQA3 Class M1
50,479	6.42%, 11/25/2043 1-mo. SOFR + 1.85%	50,814
	Federal National Mortgage Association
313,000	4.69%, 08/01/2028	313,843
732,000	5.28%, 12/01/2028	745,292
946,581	2.73%, 09/01/2029	867,504
650,068	Federal National Mortgage Association Connecticut Avenue Securities(b) Series 2017-C06 Class 1M2B 7.33%, 02/25/2030 1-mo. SOFR + 2.76%	653,389
		13,723,464
TOTAL MORTGAGE-BACKED SECURITIES — 12.09% (Cost $52,515,383)		$52,220,744
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,283,250	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(f), 4.43%(g)	2,283,250
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.53% (Cost $2,283,250)		$2,283,250

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Commercial Paper — 15.74%
	Alimentation Couche-Tard Inc
$ 1,000,000	4.59%, 01/03/2025	$ 999,749
2,098,000	4.71%, 01/09/2025	2,095,838
800,000	4.70%, 01/21/2025	797,946
3,740,000	AutoNation Inc 4.77%, 01/02/2025	3,739,512
2,175,000	Bell Canada 4.67%, 01/21/2025	2,169,445
2,000,000	Centerpoint Energy Resources 4.54%, 01/02/2025	1,999,751
2,140,000	Chariot Funding Inc 4.65%, 02/19/2025	2,126,448
2,135,000	CRC Funding Inc 4.49%, 03/19/2025	2,114,712
2,000,000	Dominion Resources Inc 4.67%, 01/23/2025	1,994,389
2,000,000	Duke Energy Corp 4.58%, 01/16/2025	1,996,241
	Enbridge US Inc
1,225,000	4.67%, 01/08/2025	1,223,904
3,072,000	4.80%, 01/16/2025	3,065,951
2,315,000	Energy Transfer LP 4.59%, 01/02/2025	2,314,709
	Fiserv Inc
2,200,000	4.55%, 01/03/2025	2,199,452
1,000,000	4.55%, 01/06/2025	999,378
460,000	Hyundai Capital America 4.62%, 01/09/2025	459,535
2,000,000	Liberty Street Funding Co 4.55%, 03/31/2025	1,977,800
2,000,000	Manhattan Receivables Funding 4.62%, 03/25/2025	1,978,962
	Marriott International Inc
1,270,000	4.82%, 01/23/2025	1,266,319
890,000	4.80%, 01/30/2025	886,616
560,000	4.73%, 02/05/2025	557,470
	Microchip Technology Inc
1,171,000	4.58%, 01/30/2025	1,166,759
1,000,000	4.68%, 01/31/2025	996,166
	Mid America Apartments LP
975,000	4.81%, 01/06/2025	974,358
3,390,000	4.63%, 01/09/2025	3,386,567
	Nutrien Ltd
895,000	4.73%, 01/27/2025	891,993
Principal Amount		Fair Value
Commercial Paper — (continued)
$ 2,000,000	4.74%, 02/05/2025	$ 1,990,957
2,000,000	O'Reilly Automotive Inc 4.57%, 01/06/2025	1,998,750
	Penske Truck Leasing Co LP
330,000	4.81%, 01/06/2025	329,783
1,000,000	4.59%, 01/13/2025	998,493
845,000	4.60%, 01/22/2025	842,665
	Plains All American Pipline LP
1,530,000	4.62%, 01/02/2025	1,529,806
2,775,000	4.62%, 01/06/2025	2,773,246
	Targa Resources Corp
1,100,000	4.78%, 01/09/2025	1,098,849
770,000	4.89%, 01/16/2025	768,457
1,190,000	4.89%, 01/21/2025	1,186,821
1,330,000	4.79%, 01/23/2025	1,326,173
	UDR Inc
3,135,000	4.63%, 01/09/2025	3,131,825
1,215,000	4.78%, 01/16/2025	1,212,620
2,000,000	Victory Receivables Corp 4.53%, 02/07/2025	1,990,609
1,385,000	Vulcan Materials Co 4.71%, 01/14/2025	1,382,681
1,000,000	Wec Energy Group Inc 4.60%, 01/02/2025	999,874
		67,941,579
U.S. Government Agency Bonds and Notes — 6.77%
9,287,000	Federal Home Loan Bank(h) 4.32%, 01/14/2025	9,272,737
20,000,000	Federal National Mortgage Association(h) 0.01%, 01/08/2025	19,969,330
		29,242,067
TOTAL SHORT TERM INVESTMENTS — 22.51% (Cost $97,183,646)		$97,183,646
TOTAL INVESTMENTS — 97.38% (Cost $420,234,374)		$420,471,599
OTHER ASSETS & LIABILITIES, NET — 2.62%		$11,310,530
TOTAL NET ASSETS — 100.00%		$431,782,129

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2024
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the aggregate fair value of 144A securities was $96,305,985, representing 22.30% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2024.
(c)	All or a portion of the security is on loan as of December 31, 2024.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2024. Maturity date disclosed represents final maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of December 31, 2024.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of December 31, 2024, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.85%	Annual	1-day SOFR	Annual	USD	167,973	03/19/2027	$(623,744)	$(193,864)	$(429,880)
1-day SOFR	Annual	3.75%	Annual	USD	17,706	03/19/2030	223,164	89,490	133,674
1-day SOFR	Annual	3.75%	Annual	USD	8,955	03/19/2035	233,272	96,402	136,870
1-day SOFR	Annual	3.55%	Annual	USD	1,475	03/19/2055	94,426	51,086	43,340
							$(72,882)	$43,114	$(115,996)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.32%
$ 850,000	American Credit Acceptance Receivables Trust(a) Series 2023-3 Class C 6.44%, 10/12/2029	$ 860,249
1,050,000	AmeriCredit Automobile Receivables Trust Series 2023-2 Class C 6.00%, 07/18/2029	1,079,564
2,600,000	Apidos XXXVII(a)(b) Series 2021-37A Class B 6.49%, 10/22/2034 3-mo. SOFR + 1.86%	2,602,119
2,650,000	Ares LXII Ltd(a)(b) Series 2021-62A Class B 6.54%, 01/25/2034 3-mo. SOFR + 1.91%	2,650,109
1,510,000	Birch Grove 11 Ltd(a)(b) Series 2024-11A Class A1 5.71%, 01/22/2038 3-mo. SOFR + 1.36%	1,513,034
2,100,000	BlueMountain XXXIII Ltd(a)(b) Series 2021-33A Class B 6.48%, 11/20/2034 3-mo. SOFR + 1.96%	2,104,137
542,530	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	546,675
1,220,000	Credit Acceptance Auto Loan Trust(a) Series 2021-4 Class C 1.94%, 02/18/2031	1,211,814
866,280	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	851,810
1,400,000	DT Auto Owner Trust(a) Series 2023-3A Class B 6.07%, 03/15/2028	1,411,876
2,049,561	Exeter Automobile Receivables Trust Series 2021-3A Class D 1.55%, 06/15/2027	1,999,891
4,200,000	HPS Loan Management Ltd(a)(b) Series 15A-2019 Class A1R 5.95%, 01/22/2035 3-mo. SOFR + 1.32%	4,209,181
2,000,000	KKR Ltd(a)(b) Series 31A Class B 6.38%, 04/20/2034 3-mo. SOFR + 1.76%	2,000,942
2,000,000	Marathon Ltd(a)(b) Series 2021-16A Class A2 6.62%, 04/15/2034 3-mo. SOFR + 1.96%	1,973,702
490,000	Sagard-Halseypoint Ltd(a)(b) Series 2024-8A Class A1 5.70%, 01/30/2038 3-mo. SOFR + 1.39%	490,084
	Santander Drive Auto Receivables Trust
	Series 2021-4A Class D
1,136,721	1.67%, 10/15/2027	1,118,357
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2022-5 Class C
$ 900,000	4.74%, 10/16/2028	$ 899,647
	Series 2023-3 Class B
1,150,000	5.61%, 07/17/2028	1,160,529
	Series 2023-4 Class B
1,050,000	5.77%, 12/15/2028	1,064,378
	Series 2023-4 Class C
600,000	6.04%, 12/15/2031	612,898
	Westlake Automobile Receivables Trust(a)
	Series 2021-2A Class D
546,785	1.23%, 12/15/2026	541,700
	Series 2022-1A Class D
3,300,000	3.49%, 03/15/2027	3,271,471
	Series 2023-3A Class B
660,000	5.92%, 09/15/2028	666,813
	Series 2023-3A Class C
400,000	6.02%, 09/15/2028	406,176
TOTAL ASSET-BACKED SECURITIES — 6.32% (Cost $35,236,977)		$35,247,156
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.49%
1,052,392	Angel Oak Mortgage Trust(a)(c) Series 2024-10 Class A1 5.35%, 10/25/2069	1,045,339
680,000	Benchmark Mortgage Trust(d) Series 2018-B2 Class A5 3.88%, 02/15/2051	651,975
1,073,789	UBS Commercial Mortgage Trust Series 2018-C10 Class A3 4.05%, 05/15/2051	1,040,443
		2,737,757
U.S. Government Agency — 45.33%
440,000	Connecticut Avenue Securities Trust(a)(b) Series 2023-R01 Class 1M2 8.31%, 12/25/2042 1-mo. SOFR + 3.75%	469,492
	Federal Home Loan Mortgage Corp
47	9.50%, 04/01/2025	47
63,192	3.00%, 12/01/2026	62,306
80,847	2.50%, 01/01/2029	78,541
112,852	3.00%, 07/01/2029	110,457
1,800,000	4.30%, 01/01/2030	1,754,851
232,583	3.50%, 02/01/2032	224,757
1,175	7.50%, 03/01/2032	1,174
29,008	5.50%, 08/01/2033	29,225
20,846	5.50%, 01/01/2034	21,016
231,517	4.00%, 05/01/2034	225,351
47,424	5.50%, 10/01/2034	47,869
844,890	2.50%, 06/01/2035	773,726
87,490	5.00%, 09/01/2035	86,904

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 105,464	5.00%, 12/01/2035	$ 104,818
808,501	2.00%, 01/01/2036	719,773
8,594	5.00%, 01/01/2036	8,543
83,234	6.00%, 01/01/2036	86,414
39,091	6.00%, 03/01/2036	40,576
43,854	6.00%, 07/01/2036	45,530
538,335	3.00%, 09/01/2036	497,162
9,320	5.50%, 05/01/2038	9,374
13,287	6.00%, 05/01/2038	13,893
30,660	5.00%, 06/01/2038	30,591
224,299	4.50%, 02/01/2040	217,746
316,050	5.00%, 03/01/2040	315,343
1,982,736	2.00%, 01/01/2042	1,648,072
1,902,457	2.50%, 01/01/2042	1,626,907
186,335	3.50%, 06/01/2042	170,007
108,755	3.50%, 11/01/2042	99,178
527,115	4.00%, 05/01/2044	495,358
451,269	3.00%, 11/01/2046	391,982
900,328	3.00%, 12/01/2046	780,347
92,270	4.00%, 07/01/2050	85,797
1,358,032	2.50%, 11/01/2050	1,117,265
2,509,288	3.00%, 02/01/2051	2,165,321
1,606,489	2.00%, 03/01/2051	1,283,787
3,522,043	2.00%, 05/01/2051	2,760,697
2,359,772	3.00%, 07/01/2051	2,032,559
1,834,269	2.50%, 10/01/2051	1,519,576
2,538,005	2.50%, 02/01/2052	2,094,248
2,683,718	3.00%, 04/01/2052	2,302,319
2,826,142	3.50%, 05/01/2052	2,519,656
4,920,594	4.50%, 07/01/2052	4,650,577
3,010,970	3.50%, 08/01/2052	2,673,664
2,473,997	4.50%, 08/01/2052	2,348,283
2,485,894	4.50%, 09/01/2052	2,343,274
2,720,991	5.00%, 10/01/2052	2,646,092
1,037,514	5.00%, 01/01/2053	1,005,375
1,727,456	5.50%, 01/01/2053	1,728,228
5,160,486	5.50%, 02/01/2053	5,118,067
2,858,896	6.00%, 02/01/2053	2,906,848
2,842,699	5.50%, 05/01/2053	2,824,864
3,125,470	5.50%, 07/01/2053	3,115,996
1,356,146	5.50%, 08/01/2053	1,356,749
2,746,723	6.50%, 10/01/2053	2,813,183
1,033,646	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series K095 Class A1 2.63%, 11/25/2028	995,530
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
2,495,365	3.50%, 09/15/2047	2,250,360
	Series 5238 Class BC
2,754,068	4.00%, 09/25/2049	2,617,887
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,020,000	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a) Series 2022-DNA4 Class M1B 7.92%, 05/25/2042 1-mo. SOFR + 3.35%	$ 1,067,042
86,707	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 4.97%, 07/25/2031 1-mo. SOFR + 0.23%	85,781
	Federal National Mortgage Association
35,285	3.00%, 06/01/2027	34,657
258,241	3.00%, 08/01/2029	250,339
214,279	3.00%, 10/01/2030	206,307
11,936	7.00%, 02/01/2031	12,368
22,000	7.00%, 09/01/2031	22,796
41,589	6.50%, 12/01/2031	43,117
23,747	7.00%, 12/01/2031	24,606
50,082	6.50%, 01/01/2032	51,106
26,836	7.00%, 01/01/2032	27,807
17,866	6.50%, 02/01/2032	18,507
757,330	3.00%, 05/01/2032	718,710
70,074	6.00%, 03/01/2033	72,924
41,166	5.50%, 07/01/2033	41,516
90,045	5.00%, 09/01/2033	89,787
14,541	5.50%, 09/01/2033	14,865
2,072,992	4.00%, 02/01/2034	2,000,223
35,199	5.50%, 03/01/2034	35,440
958,799	3.00%, 06/01/2034	900,672
356,877	3.00%, 10/01/2034	335,237
1,019,533	3.00%, 11/01/2034	956,483
51,903	5.50%, 12/01/2034	52,387
81,294	5.50%, 02/01/2035	82,004
47,187	5.00%, 09/01/2035	46,870
109,241	5.00%, 10/01/2035	108,382
38,758	5.50%, 10/01/2035	39,215
58,866	6.00%, 01/01/2036	61,037
13,876	6.00%, 02/01/2036	14,388
17,890	6.00%, 03/01/2036	18,547
67,637	5.50%, 05/01/2036	68,432
2,190,952	2.00%, 02/01/2037	1,947,466
2,229,030	2.50%, 02/01/2037	2,027,567
2,079,528	2.00%, 03/01/2037	1,846,969
1,916,445	2.50%, 03/01/2037	1,745,456
1,126,446	2.50%, 04/01/2037	1,023,946
24,984	6.00%, 05/01/2037	25,906
37,775	5.00%, 07/01/2037	37,528
83,755	5.00%, 04/01/2039	83,457
201,226	4.50%, 05/01/2039	195,089
80,208	4.50%, 06/01/2039	77,762
66,296	4.50%, 08/01/2039	64,274
199,041	5.00%, 11/01/2039	198,333
112,731	5.00%, 12/01/2039	112,329
128,580	5.00%, 06/01/2040	128,122

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 505,095	4.50%, 08/01/2040	$ 489,713
50,625	4.50%, 09/01/2040	49,081
155,382	5.00%, 09/01/2040	154,829
144,930	4.50%, 11/01/2040	140,507
102,714	5.00%, 01/01/2041	100,954
126,283	4.50%, 02/01/2041	122,428
24,871	4.00%, 03/01/2041	23,466
586,973	4.50%, 03/01/2041	569,061
160,081	4.00%, 09/01/2041	151,032
212,663	4.50%, 10/01/2041	206,171
473,446	3.50%, 12/01/2041	431,452
677,824	4.00%, 12/01/2041	639,372
2,383,768	2.50%, 02/01/2042	2,032,582
377,324	4.00%, 07/01/2042	355,540
228,747	3.50%, 09/01/2042	205,893
249,247	3.50%, 10/01/2042	226,996
326,131	3.00%, 03/01/2043	287,737
2,816,154	5.00%, 05/01/2043	2,750,497
3,142,796	5.00%, 06/01/2043	3,061,451
243,963	3.00%, 07/01/2043	212,256
342,683	3.00%, 08/01/2043	302,369
221,656	3.00%, 09/01/2043	195,568
5,718,884	2.50%, 03/01/2047	4,706,800
3,636,370	3.50%, 07/01/2047	3,313,497
1,133,501	4.00%, 08/01/2047	1,049,739
493,910	3.50%, 03/01/2048	443,281
2,755,025	3.00%, 01/01/2049	2,411,586
398,457	3.00%, 12/01/2049	343,609
274,087	3.00%, 01/01/2050	236,382
1,173,671	2.50%, 08/01/2050	967,795
1,306,618	2.50%, 10/01/2050	1,077,480
3,245,283	2.00%, 11/01/2050	2,573,706
2,489,017	2.00%, 12/01/2050	1,991,321
2,936,194	2.00%, 01/01/2051	2,350,317
3,410,143	2.50%, 08/01/2051	2,806,617
1,936,919	2.50%, 10/01/2051	1,607,110
2,871,157	2.00%, 11/01/2051	2,278,503
4,810,435	2.50%, 01/01/2052	3,954,978
4,820,476	3.50%, 01/01/2052	4,287,451
8,260,639	2.50%, 02/01/2052	6,808,469
7,048,966	2.00%, 03/01/2052	5,583,173
2,590,371	2.50%, 03/01/2052	2,140,458
9,776,123	3.00%, 03/01/2052	8,397,452
2,127,370	3.50%, 04/01/2052	1,893,259
2,829,432	4.00%, 06/01/2052	2,610,728
2,900,604	4.00%, 07/01/2052	2,661,632
2,257,601	5.00%, 07/01/2052	2,181,539
3,060,935	4.00%, 08/01/2052	2,805,032
2,047,909	5.00%, 08/01/2052	1,984,357
2,800,456	4.50%, 09/01/2052	2,651,924
2,404,180	5.00%, 10/01/2052	2,330,138
3,099,967	4.50%, 11/01/2052	2,921,804
2,905,530	5.00%, 11/01/2052	2,827,825
2,874,493	6.00%, 11/01/2053	2,922,408
934,021	3.50%, 08/01/2056	819,703
1,011,149	3.00%, 02/01/2057	824,078
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
$ 1,558,686	2.47%, 04/25/2026	$ 1,520,121
	Series 2018-M2 Class A2
1,551,855	2.91%, 01/25/2028(d)	1,482,238
	Series 2018-M3 Class A2
3,213,182	3.06%, 02/25/2030(d)	2,983,681
	Series 2023-M5 Class 2A2
2,953,428	4.50%, 07/25/2028(d)	2,921,688
	Government National Mortgage Association
186	7.50%, 10/20/2028	186
569	7.50%, 12/20/2028	579
2,596,082	2.50%, 03/20/2051	2,160,089
1,682,595	3.00%, 08/20/2051	1,460,031
6,155,391	2.50%, 11/20/2051	5,144,063
6,509,151	2.00%, 12/20/2051	5,211,440
5,904,477	3.50%, 02/20/2052	5,280,843
2,702,872	3.50%, 06/20/2052	2,417,377
2,997,586	4.00%, 07/20/2052	2,765,389
3,010,683	3.50%, 08/20/2052	2,692,669
2,949,810	4.50%, 08/20/2052	2,794,557
5,849,601	4.50%, 09/20/2052	5,541,410
2,770,605	5.00%, 09/20/2052	2,697,917
2,762,151	5.00%, 10/20/2052	2,696,707
6,357,274	5.00%, 05/20/2053	6,179,551
6,867,420	5.00%, 06/20/2053	6,698,331
1,000,000	Uniform Mortgage-Backed Security(e) 4.50%, TBA	940,472
	Vendee Mortgage Trust
	Series 1996-3 Class 1Z
109,000	6.75%, 09/15/2026	109,550
	Series 2002-1 Class 1A
134,708	6.00%, 10/15/2031	135,160
		252,786,443
TOTAL MORTGAGE-BACKED SECURITIES — 45.82% (Cost $275,694,563)		$255,524,200
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Banks Funding Corp
7,000,000	4.50%, 03/13/2026	7,012,875
9,000,000	4.75%, 05/02/2031	9,071,811
	Federal Home Loan Bank
500,000	5.75%, 06/12/2026	509,950
3,500,000	1.75%, 01/19/2029	3,142,630
8,000,000	Resolution Funding Corp Interest Strip Class B(f) 0.00%, 01/15/2026	7,633,408
35,000,000	Resolution Funding Corp Principal Strip(f) 0.00%, 04/15/2030	27,401,022

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 5,000,000	Tennessee Valley Authority 0.75%, 05/15/2025	$ 4,935,271
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 10.71% (Cost $60,080,649)		$59,706,967
U.S. TREASURY BONDS AND NOTES
10,763,772(g)	U.S. Treasury Inflation Indexed Bonds TIPS 1.88%, 07/15/2034	10,430,354
	United States Treasury Note/Bond
35,000,000	4.25%, 05/31/2025	34,991,139
35,000,000	4.13%, 08/31/2030	34,461,182
60,300,000	3.88%, 08/15/2033	57,388,675
6,500,000	3.63%, 08/15/2043	5,506,031
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 36,300,000	4.75%, 11/15/2043	$ 35,841,747
2,080,000	4.63%, 05/15/2044	2,016,471
8,000,000	3.00%, 08/15/2048	5,842,807
17,900,000	3.38%, 11/15/2048	13,980,375
4,000,000	3.63%, 05/15/2053	3,251,609
TOTAL U.S. TREASURY BONDS AND NOTES — 36.53% (Cost $208,427,516)		$203,710,390
TOTAL INVESTMENTS — 99.38% (Cost $579,439,705)		$554,188,713
OTHER ASSETS & LIABILITIES, NET — 0.62%		$3,438,482
TOTAL NET ASSETS — 100.00%		$557,627,195

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the aggregate fair value of 144A securities was $29,041,955, representing 5.21% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2024.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2024. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(f)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(g)	Principal amount of the security is adjusted for inflation.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
As of December 31, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
U.S. 5 Year Treasury Note Futures	85	USD	9,036	Mar 2025	$18,789
				Net Appreciation	$18,789
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2024
	Empower Bond Index Fund	Empower Core Bond Fund	Empower Global Bond Fund
ASSETS:
Investments in securities, fair value(a)(b)	$3,982,753,183	$558,139,671	$562,063,903
Cash	28,869,690	5,947,634	10,076,713
Cash denominated in foreign currencies, fair value(c)	-	46,920	3,701,398
Cash pledged on futures contracts	-	1,276,810	4,164,745
Cash pledged on forward foreign currency contracts	-	-	4,407,502
Cash pledged on centrally cleared swaps	-	922,227	4,276,764
Interest receivable	27,234,101	3,567,518	8,105,493
Subscriptions receivable	2,078,222	7,698	3,056
Receivable for investments sold	-	9,068	-
Variation margin on centrally cleared swaps	-	37,578	-
Unrealized appreciation on forward foreign currency contracts	-	-	9,879,934
Cash pledged for TBA investments	-	-	621,700
Premium paid on OTC swaps	-	-	130,438
Unrealized appreciation on OTC swaps	-	-	54,525
Total Assets	4,040,935,196	569,955,124	607,486,171
LIABILITIES:
Payable for TBA investments purchased	-	23,675,142	39,531,579
Payable for director fees	8,708	8,708	8,708
Payable for investments purchased	-	-	161,314
Payable for other accrued fees	197,520	109,867	136,641
Payable for shareholder services fees	955,101	8,111	4,903
Payable to investment adviser	420,160	126,655	224,442
Payable upon return of securities loaned	40,601,994	2,849,000	1,837,597
Redemptions payable	1,620,065	2,750	68,850
Unrealized depreciation on forward foreign currency contracts	-	10,403	8,341,875
Unrealized depreciation on OTC swaps	-	-	672,817
Variation margin on futures contracts	-	21,842	64,536
Variation margin on centrally cleared swaps	-	-	48,046
Written options, fair value (premiums paid $-, $-, $48,949)	-	-	55,268
Premium received on OTC swaps	-	-	196,180
Total Liabilities	43,803,548	26,812,478	51,352,756
NET ASSETS	$3,997,131,648	$543,142,646	$556,133,415
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$35,689,948	$6,554,523	$7,457,710
Paid-in capital in excess of par	4,330,755,814	630,712,156	633,231,732
Undistributed/accumulated deficit	(369,314,114)	(94,124,033)	(84,556,027)
NET ASSETS	$3,997,131,648	$543,142,646	$556,133,415
NET ASSETS BY CLASS
Investor Class	$3,115,594,981	$28,601,857	$15,780,101
Institutional Class	$881,536,667	$514,540,789	$540,353,314
CAPITAL STOCK:
Authorized
Investor Class	900,000,000	40,000,000	35,000,000
Institutional Class	530,000,000	260,000,000	330,000,000
Issued and Outstanding
Investor Class	248,293,814	2,999,549	2,363,433
Institutional Class	108,605,662	62,545,682	72,213,665
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2024
	Empower Bond Index Fund	Empower Core Bond Fund	Empower Global Bond Fund
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.55	$9.54	$6.68
Institutional Class	$8.12	$8.23	$7.48
(a) Cost of investments	$4,300,909,064	$592,441,603	$596,374,374
(b) Including fair value of securities on loan	$39,117,856	$2,698,396	$1,662,494
(c) Cost of cash denominated in foreign currencies	$-	$72,113	$3,720,048
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2024
	Empower High Yield Bond Fund	Empower Inflation-Protected Securities Fund	Empower Multi-Sector Bond Fund
ASSETS:
Investments in securities, fair value(a)(b)	$649,400,178	$447,104,887	$1,064,830,629
Cash	25,081,924	23,843,867	21,377,087
Cash denominated in foreign currencies, fair value(c)	19,831	-	-
Cash pledged on futures contracts	-	1,403,929	5,410
Cash pledged on centrally cleared swaps	843,297	2,762,859	-
Dividends and interest receivable	8,825,883	3,304,660	11,923,802
Subscriptions receivable	187,146	532	276,330
Receivable for investments sold	556,691	18,898,583	1,201,259
Variation margin on futures contracts	-	163,429	-
Variation margin on centrally cleared swaps	10,530	212,950	-
Unrealized appreciation on forward foreign currency contracts	119,880	-	-
Total Assets	685,045,360	497,695,696	1,099,614,517
LIABILITIES:
Payable for director fees	8,708	9,017	8,708
Payable for investments purchased	2,471,450	21,125,714	7,635,018
Payable for other accrued fees	142,608	75,823	196,570
Payable for shareholder services fees	108,858	1,209	130,343
Payable to investment adviser	334,234	112,837	483,897
Payable upon return of securities loaned	30,400,782	77,540	29,790,911
Redemptions payable	82,015	348	846,171
Variation margin on futures contracts	-	-	70,202
Total Liabilities	33,548,655	21,402,488	39,161,820
NET ASSETS	$651,496,705	$476,293,208	$1,060,452,697
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,529,451	$5,415,228	$11,121,161
Paid-in capital in excess of par	680,709,670	519,945,345	1,116,135,272
Undistributed/accumulated deficit	(36,742,416)	(49,067,365)	(66,803,736)
NET ASSETS	$651,496,705	$476,293,208	$1,060,452,697
NET ASSETS BY CLASS
Investor Class	$356,078,361	$3,936,577	$425,170,941
Institutional Class	$295,418,344	$472,356,631	$635,281,756
CAPITAL STOCK:
Authorized
Investor Class	210,000,000	30,000,000	200,000,000
Institutional Class	170,000,000	250,000,000	295,000,000
Issued and Outstanding
Investor Class	45,756,190	441,957	32,826,831
Institutional Class	29,538,323	53,710,326	78,384,774
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.78	$8.91	$12.95
Institutional Class	$10.00	$8.79	$8.10
(a) Cost of investments	$638,145,104	$454,996,395	$1,081,026,094
(b) Including fair value of securities on loan	$29,209,341	$74,388	$28,462,324
(c) Cost of cash denominated in foreign currencies	$19,831	$-	$-
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2024
	Empower Short Duration Bond Fund	Empower U.S. Government Securities Fund
ASSETS:
Investments in securities, fair value(a)(b)	$420,471,599	$554,188,713
Cash	9,389,263	1,211,229
Cash pledged on futures contracts	-	145,151
Cash pledged on centrally cleared swaps	1,521,415	-
Interest receivable	3,200,318	3,390,773
Subscriptions receivable	10,652	715,265
Variation margin on centrally cleared swaps	12,323	-
Total Assets	434,605,570	559,651,131
LIABILITIES:
Payable for TBA investments purchased	-	946,211
Payable for director fees	8,708	8,708
Payable for investments purchased	255,272	-
Payable for other accrued fees	71,107	83,193
Payable for shareholder services fees	20,116	42,884
Payable to investment adviser	61,626	128,404
Payable upon return of securities loaned	2,283,250	-
Redemptions payable	123,362	806,567
Variation margin on futures contracts	-	7,969
Total Liabilities	2,823,441	2,023,936
NET ASSETS	$431,782,129	$557,627,195
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,499,820	$6,560,775
Paid-in capital in excess of par	445,122,901	660,342,283
Undistributed/accumulated deficit	(17,840,592)	(109,275,863)
NET ASSETS	$431,782,129	$557,627,195
NET ASSETS BY CLASS
Investor Class	$65,869,615	$137,462,265
Institutional Class	$365,912,514	$420,164,930
CAPITAL STOCK:
Authorized
Investor Class	40,000,000	200,000,000
Institutional Class	175,000,000	165,000,000
Issued and Outstanding
Investor Class	6,412,891	12,835,695
Institutional Class	38,585,306	52,772,059
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.27	$10.71
Institutional Class	$9.48	$7.96
(a) Cost of investments	$420,234,374	$579,439,705
(b) Including fair value of securities on loan	$2,206,332	$-
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2024
	Empower Bond Index Fund	Empower Core Bond Fund	Empower Global Bond Fund
INVESTMENT INCOME:
Interest	$148,243,228	$22,263,248	$21,602,236
Income from securities lending (net of fees)	220,965	24,923	21,391
Dividends	-	-	128,340
Foreign withholding tax	-	(9,242)	(3,535)
Total Income	148,464,193	22,278,929	21,748,432
EXPENSES:
Management fees	4,614,198	1,638,531	3,046,851
Shareholder services fees – Investor Class	10,261,691	83,533	57,627
Audit and tax fees	43,467	52,419	79,162
Custodian fees	127,340	99,997	303,189
Directors fees	37,872	37,872	37,872
Legal fees	10,682	10,682	10,682
Pricing fees	232,712	230,063	139,454
Registration fees	224,071	32,736	33,549
Shareholder report fees	95,274	775	486
Transfer agent fees	10,589	9,600	9,276
Other fees	34,233	29,358	29,362
Total Expenses	15,692,129	2,225,566	3,747,510
Less amount waived by investment adviser	-	350,531	216,500
Net Expenses	15,692,129	1,875,035	3,531,010
NET INVESTMENT INCOME	132,772,064	20,403,894	18,217,422
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(24,134,260)	(7,655,841)	(2,538,042)
Net realized gain (loss) on credit default swaps	-	71,208	(1,885,736)
Net realized gain (loss) on interest rate swaps	-	(43,955)	3,015,602
Net realized gain (loss) on futures contracts	-	(797,682)	272,201
Net realized gain on inflation swaps	-	-	423,798
Net realized loss on total return swaps	-	-	(654,234)
Net realized loss on purchased options	-	-	(208,580)
Net realized loss on purchased swaptions	-	-	(441,062)
Net realized gain on written options	-	-	342,952
Net realized gain on written swaptions	-	-	666,893
Net realized loss on forward foreign currency contracts	-	(3,734)	(1,729,743)
Net Realized Loss	(24,134,260)	(8,430,004)	(2,735,951)
Net change in unrealized depreciation on investments and foreign currency translations	(73,164,657)	(3,724,650)	(26,157,803)
Net change in unrealized appreciation on credit default swaps	-	12,604	784,242
Net change in unrealized appreciation (depreciation) on interest rate swaps	-	126,008	(275,100)
Net change in unrealized appreciation on inflation swaps	-	-	629,572
Net change in unrealized depreciation on total return swaps	-	-	(120,156)
Net change in unrealized appreciation on futures contracts	-	74,037	4,093,723
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	-	(5,066)	1,618,738
Net change in unrealized appreciation on purchased options	-	-	30,825
Net change in unrealized appreciation on written options	-	-	53,953
Net Change in Unrealized Depreciation	(73,164,657)	(3,517,067)	(19,342,006)
Net Realized and Unrealized Loss	(97,298,917)	(11,947,071)	(22,077,957)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,473,147	$8,456,823	$(3,860,535)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2024
	Empower High Yield Bond Fund	Empower Inflation-Protected Securities Fund	Empower Multi-Sector Bond Fund
INVESTMENT INCOME:
Interest	$26,830,387	$20,026,809	$61,304,859
Income from securities lending (net of fees)	277,619	15,003	220,256
Dividends	668,843	-	160,609
Foreign withholding tax	(70)	-	(10,704)
Total Income	27,776,779	20,041,812	61,675,020
EXPENSES:
Management fees	3,056,864	1,497,803	5,083,213
Shareholder services fees – Investor Class	797,575	14,148	1,332,349
Audit and tax fees	82,909	52,909	79,113
Custodian fees	42,897	37,887	181,988
Directors fees	37,872	38,181	37,872
Legal fees	10,682	10,769	10,682
Pricing fees	65,230	58,051	223,814
Registration fees	42,140	87,669	81,542
Shareholder report fees	70,327	-	71,089
Transfer agent fees	9,607	9,184	11,642
Other fees	34,351	29,683	29,854
Total Expenses	4,250,454	1,836,284	7,143,158
Less amount waived by investment adviser	245,859	233,641	427,238
Net Expenses	4,004,595	1,602,643	6,715,920
NET INVESTMENT INCOME	23,772,184	18,439,169	54,959,100
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments and foreign currency transactions	3,120,612	(3,541,422)	(1,922,894)
Net realized gain on credit default swaps	1,484,132	-	-
Net realized loss on interest rate swaps	-	(1,214,086)	-
Net realized gain on futures contracts	-	674,160	1,092,762
Net realized loss on inflation swaps	-	(84,451)	-
Net realized gain on forward foreign currency contracts	334,989	-	-
Net Realized Gain (Loss)	4,939,733	(4,165,799)	(830,132)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	9,846,276	(3,706,663)	2,762,019
Net change in unrealized depreciation on credit default swaps	(379,308)	-	-
Net change in unrealized depreciation on interest rate swaps	-	(55,098)	-
Net change in unrealized appreciation on inflation swaps	-	1,825,618	-
Net change in unrealized appreciation (depreciation) on futures contracts	-	1,491,259	(5,575,258)
Net change in unrealized appreciation on forward foreign currency contracts	224,804	-	-
Net Change in Unrealized Appreciation (Depreciation)	9,691,772	(444,884)	(2,813,239)
Net Realized and Unrealized Gain (Loss)	14,631,505	(4,610,683)	(3,643,371)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,403,689	$13,828,486	$51,315,729
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2024
	Empower Short Duration Bond Fund	Empower U.S. Government Securities Fund
INVESTMENT INCOME:
Interest	$19,618,717	$24,497,243
Income from securities lending (net of fees)	23,457	3,128
Total Income	19,642,174	24,500,371
EXPENSES:
Management fees	959,122	1,323,902
Shareholder services fees – Investor Class	221,255	697,270
Audit and tax fees	73,009	41,508
Custodian fees	38,677	21,634
Directors fees	37,872	37,872
Legal fees	10,682	10,682
Pricing fees	40,314	19,626
Registration fees	33,824	51,806
Shareholder report fees	661	31,698
Transfer agent fees	9,422	11,143
Other fees	29,236	29,689
Total Expenses	1,454,074	2,276,830
Less amount waived by investment adviser	226,032	186,563
Net Expenses	1,228,042	2,090,267
NET INVESTMENT INCOME	18,414,132	22,410,104
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(6,238,655)	(17,098,697)
Net realized loss on interest rate swaps	(354,220)	-
Net realized gain on futures contracts	117,962	451,632
Net Realized Loss	(6,474,913)	(16,647,065)
Net change in unrealized appreciation (depreciation) on investments	7,088,901	(1,544,388)
Net change in unrealized depreciation on interest rate swaps	(115,996)	-
Net change in unrealized depreciation on futures contracts	(546,648)	(1,815,214)
Net Change in Unrealized Appreciation (Depreciation)	6,426,257	(3,359,602)
Net Realized and Unrealized Loss	(48,656)	(20,006,667)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,365,476	$2,403,437
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Bond Index Fund	2024	2023
OPERATIONS:
Net investment income	$132,772,064	$102,767,193
Net realized loss	(24,134,260)	(50,771,561)
Net change in unrealized appreciation (depreciation)	(73,164,657)	96,744,599
Net Increase in Net Assets Resulting from Operations	35,473,147	148,740,231
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(1,611,750)
Institutional Class	-	(516,270)
From return of capital	0	(2,128,020)
From net investment income and net realized gains
Investor Class	(73,675,436)	(52,469,359)
Institutional Class	(36,463,706)	(30,143,438)
From net investment income and net realized gains	(110,139,142)	(82,612,797)
Total Distributions	(110,139,142)	(84,740,817)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	898,154,649	1,511,827,168
Institutional Class	175,618,179	141,661,940
Shares issued in reinvestment of distributions
Investor Class	73,675,436	54,081,109
Institutional Class	36,463,706	30,659,708
Shares redeemed
Investor Class	(577,745,894)	(711,064,665)
Institutional Class	(138,531,058)	(144,984,474)
Net Increase in Net Assets Resulting from Capital Share Transactions	467,635,018	882,180,786
Total Increase in Net Assets	392,969,023	946,180,200
NET ASSETS:
Beginning of year	3,604,162,625	2,657,982,425
End of year	$3,997,131,648	$3,604,162,625
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	70,319,131	120,647,218
Institutional Class	20,914,176	17,079,150
Shares issued in reinvestment of distributions
Investor Class	5,889,323	4,373,976
Institutional Class	4,507,257	3,725,365
Shares redeemed
Investor Class	(45,255,030)	(58,039,448)
Institutional Class	(16,402,417)	(17,599,610)
Net Increase	39,972,440	70,186,651
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Core Bond Fund	2024	2023
OPERATIONS:
Net investment income	$20,403,894	$15,851,681
Net realized loss	(8,430,004)	(17,040,059)
Net change in unrealized appreciation (depreciation)	(3,517,067)	32,792,578
Net Increase in Net Assets Resulting from Operations	8,456,823	31,604,200
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(890,025)	(509,681)
Institutional Class	(19,846,712)	(26,221,017)
From Net Investment Income and Net Realized Gains	(20,736,737)	(26,730,698)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	18,677,502	10,670,764
Institutional Class	127,932,233	118,955,887
Shares issued in reinvestment of distributions
Investor Class	890,025	509,681
Institutional Class	19,846,712	26,221,017
Shares redeemed
Investor Class	(14,906,862)	(33,815,307)
Institutional Class	(89,727,187)	(74,649,154)
Net Increase in Net Assets Resulting from Capital Share Transactions	62,712,423	47,892,888
Total Increase in Net Assets	50,432,509	52,766,390
NET ASSETS:
Beginning of year	492,710,137	439,943,747
End of year	$543,142,646	$492,710,137
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,894,915	1,134,329
Institutional Class	15,116,469	14,314,285
Shares issued in reinvestment of distributions
Investor Class	93,245	54,260
Institutional Class	2,411,924	3,108,656
Shares redeemed
Investor Class	(1,526,386)	(3,534,392)
Institutional Class	(10,627,118)	(8,851,309)
Net Increase	7,363,049	6,225,829
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Global Bond Fund	2024	2023
OPERATIONS:
Net investment income	$18,217,422	$12,916,794
Net realized loss	(2,735,951)	(34,335,062)
Net change in unrealized appreciation (depreciation)	(19,342,006)	50,361,070
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,860,535)	28,942,802
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(78,402)
Institutional Class	-	(1,784,987)
From return of capital	0	(1,863,389)
From net investment income and net realized gains
Investor Class	(415,059)	(89,417)
Institutional Class	(14,201,222)	(2,096,950)
From net investment income and net realized gains	(14,616,281)	(2,186,367)
Total Distributions	(14,616,281)	(4,049,756)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,814,878	3,610,934
Institutional Class	141,108,770	125,896,102
Shares issued in reinvestment of distributions
Investor Class	415,059	167,819
Institutional Class	14,201,222	3,881,937
Shares redeemed
Investor Class	(7,702,257)	(6,498,311)
Institutional Class	(107,449,026)	(65,020,476)
Net Increase in Net Assets Resulting from Capital Share Transactions	45,388,646	62,038,005
Total Increase in Net Assets	26,911,830	86,931,051
NET ASSETS:
Beginning of year	529,221,585	442,290,534
End of year	$556,133,415	$529,221,585
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	694,176	542,354
Institutional Class	18,291,802	17,272,815
Shares issued in reinvestment of distributions
Investor Class	62,135	25,312
Institutional Class	1,896,024	525,296
Shares redeemed
Investor Class	(1,116,578)	(975,417)
Institutional Class	(13,969,005)	(8,789,179)
Net Increase	5,858,554	8,601,181
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower High Yield Bond Fund	2024	2023
OPERATIONS:
Net investment income	$23,772,184	$18,899,048
Net realized gain (loss)	4,939,733	(27,915,621)
Net change in unrealized appreciation	9,691,772	58,029,028
Net Increase in Net Assets Resulting from Operations	38,403,689	49,012,455
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(14,299,129)	(8,205,399)
Institutional Class	(9,077,525)	(11,881,528)
From Net Investment Income and Net Realized Gains	(23,376,654)	(20,086,927)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	243,364,198	113,110,859
Institutional Class	65,705,125	54,443,434
Shares issued in reinvestment of distributions
Investor Class	14,299,129	8,205,399
Institutional Class	9,077,525	11,881,528
Shares redeemed
Investor Class	(58,429,940)	(258,668,927)
Institutional Class	(59,327,366)	(38,662,154)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	214,688,671	(109,689,861)
Total Increase (Decrease) in Net Assets	229,715,706	(80,764,333)
NET ASSETS:
Beginning of year	421,780,999	502,545,332
End of year	$651,496,705	$421,780,999
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	30,967,747	15,612,102
Institutional Class	6,623,902	5,930,682
Shares issued in reinvestment of distributions
Investor Class	1,835,387	1,115,423
Institutional Class	906,753	1,273,169
Shares redeemed
Investor Class	(7,524,961)	(35,076,992)
Institutional Class	(6,002,281)	(4,198,765)
Net Increase (Decrease)	26,806,547	(15,344,381)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Inflation-Protected Securities Fund	2024	2023
OPERATIONS:
Net investment income	$18,439,169	$15,816,682
Net realized loss	(4,165,799)	(31,963,517)
Net change in unrealized appreciation (depreciation)	(444,884)	36,029,343
Net Increase in Net Assets Resulting from Operations	13,828,486	19,882,508
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(136,793)	(180,302)
Institutional Class	(18,280,848)	(18,917,364)
From Net Investment Income and Net Realized Gains	(18,417,641)	(19,097,666)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	717,700	691,137
Institutional Class	100,078,170	105,775,956
Shares issued in reinvestment of distributions
Investor Class	136,793	180,302
Institutional Class	18,280,848	18,917,364
Shares redeemed
Investor Class	(1,226,651)	(860,040)
Institutional Class	(71,412,607)	(72,015,742)
Net Increase in Net Assets Resulting from Capital Share Transactions	46,574,253	52,688,977
Total Increase in Net Assets	41,985,098	53,473,819
NET ASSETS:
Beginning of year	434,308,110	380,834,291
End of year	$476,293,208	$434,308,110
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	78,926	76,522
Institutional Class	11,060,452	11,924,988
Shares issued in reinvestment of distributions
Investor Class	15,375	20,139
Institutional Class	2,083,083	2,134,118
Shares redeemed
Investor Class	(135,651)	(95,719)
Institutional Class	(7,932,728)	(8,095,859)
Net Increase	5,169,457	5,964,189
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Multi-Sector Bond Fund	2024	2023
OPERATIONS:
Net investment income	$54,959,100	$37,707,255
Net realized loss	(830,132)	(28,428,054)
Net change in unrealized appreciation (depreciation)	(2,813,239)	53,720,826
Net Increase in Net Assets Resulting from Operations	51,315,729	63,000,027
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(15,096,125)	(9,209,367)
Institutional Class	(39,196,638)	(29,069,042)
From Net Investment Income and Net Realized Gains	(54,292,763)	(38,278,409)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	179,350,180	302,995,414
Institutional Class	178,480,619	174,413,791
Shares issued in reinvestment of distributions
Investor Class	15,096,125	9,209,367
Institutional Class	39,196,638	29,069,042
Shares redeemed
Investor Class	(104,283,771)	(227,666,695)
Institutional Class	(145,473,513)	(77,023,667)
Net Increase in Net Assets Resulting from Capital Share Transactions	162,366,278	210,997,252
Total Increase in Net Assets	159,389,244	235,718,870
NET ASSETS:
Beginning of year	901,063,453	665,344,583
End of year	$1,060,452,697	$901,063,453
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	13,798,014	24,326,959
Institutional Class	21,256,381	21,859,952
Shares issued in reinvestment of distributions
Investor Class	1,166,605	730,351
Institutional Class	4,840,890	3,572,945
Shares redeemed
Investor Class	(8,013,332)	(18,349,011)
Institutional Class	(17,411,775)	(9,527,897)
Net Increase	15,636,783	22,613,299
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Short Duration Bond Fund	2024	2023
OPERATIONS:
Net investment income	$18,414,132	$12,060,388
Net realized loss	(6,474,913)	(3,486,489)
Net change in unrealized appreciation	6,426,257	12,269,998
Net Increase in Net Assets Resulting from Operations	18,365,476	20,843,897
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(4,924)
Institutional Class	-	(21,477)
From return of capital	0	(26,401)
From net investment income and net realized gains
Investor Class	(2,763,401)	(1,533,696)
Institutional Class	(18,021,020)	(9,344,428)
From net investment income and net realized gains	(20,784,421)	(10,878,124)
Total Distributions	(20,784,421)	(10,904,525)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	17,912,022	16,038,132
Institutional Class	92,912,663	103,118,335
Shares issued in reinvestment of distributions
Investor Class	2,763,401	1,538,620
Institutional Class	18,021,020	9,365,905
Shares redeemed
Investor Class	(21,236,617)	(16,856,112)
Institutional Class	(84,203,711)	(50,126,554)
Net Increase in Net Assets Resulting from Capital Share Transactions	26,168,778	63,078,326
Total Increase in Net Assets	23,749,833	73,017,698
NET ASSETS:
Beginning of year	408,032,296	335,014,598
End of year	$431,782,129	$408,032,296
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,701,662	1,588,819
Institutional Class	9,536,473	10,986,380
Shares issued in reinvestment of distributions
Investor Class	269,337	152,962
Institutional Class	1,902,959	997,900
Shares redeemed
Investor Class	(2,033,492)	(1,670,875)
Institutional Class	(8,669,013)	(5,343,436)
Net Increase	2,707,926	6,711,750
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower U.S. Government Securities Fund	2024	2023
OPERATIONS:
Net investment income	$22,410,104	$23,248,251
Net realized loss	(16,647,065)	(14,964,052)
Net change in unrealized appreciation (depreciation)	(3,359,602)	18,857,696
Net Increase in Net Assets Resulting from Operations	2,403,437	27,141,895
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(3,649,329)	(9,307,713)
Institutional Class	(17,486,186)	(12,691,345)
From Net Investment Income and Net Realized Gains	(21,135,515)	(21,999,058)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	89,711,536	151,879,412
Institutional Class	174,288,691	191,080,866
Shares issued in reinvestment of distributions
Investor Class	3,649,329	9,307,713
Institutional Class	17,486,186	12,691,345
Shares redeemed
Investor Class	(259,024,964)	(228,486,998)
Institutional Class	(106,573,155)	(69,141,768)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(80,462,377)	67,330,570
Total Increase (Decrease) in Net Assets	(99,194,455)	72,473,407
NET ASSETS:
Beginning of year	656,821,650	584,348,243
End of year	$557,627,195	$656,821,650
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,211,497	14,006,510
Institutional Class	21,089,867	23,764,430
Shares issued in reinvestment of distributions
Investor Class	340,246	870,073
Institutional Class	2,198,977	1,556,449
Shares redeemed
Investor Class	(23,898,594)	(21,630,071)
Institutional Class	(12,988,576)	(8,478,106)
Net Increase (Decrease)	(5,046,583)	10,089,285
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$12.75	0.44	(0.34)	0.10	—	(0.30)	—	(0.30)	$12.55	0.82%
12/31/2023	$12.39	0.37	0.24	0.61	(0.01)	(0.24)	—	(0.25)	$12.75	5.02%
12/31/2022	$14.54	0.23	(2.22)	(1.99)	—	(0.15)	(0.01)	(0.16)	$12.39	(13.68%)
12/31/2021	$15.12	0.16	(0.52)	(0.36)	—	(0.12)	(0.10)	(0.22)	$14.54	(2.39%)
12/31/2020	$14.51	0.22	0.82	1.04	—	(0.22)	(0.21)	(0.43)	$15.12	7.17%
Institutional Class
12/31/2024	$8.37	0.31	(0.21)	0.10	—	(0.35)	—	(0.35)	$8.12	1.22%
12/31/2023	$8.25	0.28	0.15	0.43	(0.01)	(0.30)	—	(0.31)	$8.37	5.38%
12/31/2022	$9.77	0.18	(1.49)	(1.31)	—	(0.20)	(0.01)	(0.21)	$8.25	(13.44%)
12/31/2021	$10.22	0.14	(0.34)	(0.20)	—	(0.15)	(0.10)	(0.25)	$9.77	(1.98%)
12/31/2020	$9.97	0.20	0.55	0.75	—	(0.29)	(0.21)	(0.50)	$10.22	7.52%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2024	$3,115,595	0.49%	0.49%	3.43%	27%
12/31/2023	$2,770,265	0.50%	0.50%	3.01%	27%
12/31/2022	$1,862,529	0.51%	0.50%	1.78%	25%
12/31/2021	$1,349,431	0.50%	0.50%	1.05%	39%
12/31/2020	$524,344	0.51%	0.50%	1.47%	70%
Institutional Class
12/31/2024	$881,537	0.14%	0.14%	3.73%	27%
12/31/2023	$833,898	0.14%	0.14%	3.33%	27%
12/31/2022	$795,453	0.15%	0.15%	2.07%	25%
12/31/2021	$954,505	0.14%	0.14%	1.43%	39%
12/31/2020	$922,284	0.14%	0.14%	1.96%	70%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2024	$9.71	0.36	(0.22)	0.14	-	(0.31)	-	(0.31)	$9.54	1.53%
12/31/2023	$9.34	0.31	0.27	0.58	-	(0.21)	-	(0.21)	$9.71	6.20%
12/31/2022	$11.08	0.18	(1.81)	(1.63)	-	(0.11)	-	(0.11)	$9.34	(14.70%)
12/31/2021	$11.55	0.12	(0.30)	(0.18)	(0.01)	(0.08)	(0.20)	(0.29)	$11.08	(1.55%)
12/31/2020	$11.03	0.21	0.67	0.88	-	(0.30)	(0.06)	(0.36)	$11.55	8.01%
Institutional Class
12/31/2024	$8.41	0.34	(0.19)	0.15	-	(0.33)	-	(0.33)	$8.23	1.80%
12/31/2023	$8.38	0.31	0.24	0.55	-	(0.52)	-	(0.52)	$8.41	6.62%
12/31/2022	$10.01	0.20	(1.64)	(1.44)	-	(0.19)	-	(0.19)	$8.38	(14.37%)
12/31/2021	$10.51	0.15	(0.28)	(0.13)	(0.01)	(0.16)	(0.20)	(0.37)	$10.01	(1.21%)
12/31/2020	$10.04	0.23	0.61	0.84	-	(0.31)	(0.06)	(0.37)	$10.51	8.46%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)(e)
Supplemental Data and Ratios
Investor Class
12/31/2024	$28,602	0.89%	0.70%	3.67%	278%
12/31/2023	$24,640	0.88%	0.70%	3.25%	440%
12/31/2022	$45,622	0.81%	0.70%	1.79%	490%
12/31/2021	$95,010	0.75%	0.70%	1.07%	407%
12/31/2020	$89,443	0.79%	0.70%	1.81%	265%
Institutional Class
12/31/2024	$514,541	0.41%	0.35%	4.00%	278%
12/31/2023	$468,070	0.41%	0.35%	3.65%	440%
12/31/2022	$394,322	0.40%	0.35%	2.20%	490%
12/31/2021	$474,577	0.37%	0.35%	1.42%	407%
12/31/2020	$420,772	0.39%	0.35%	2.20%	265%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
(e)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 58%, 47%, 50%, 72% and 86% for the years ended December 31 2024, 2023, 2022, 2021, and 2020, respectively.

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2024	$6.92	0.21	(0.27)	(0.06)	-	(0.18)	-	(0.18)	$6.68	(0.87%)
12/31/2023	$6.64	0.16	0.18	0.34	(0.03)	(0.03)	-	(0.06)	$6.92	5.13%
12/31/2022	$7.88	0.10	(1.26)	(1.16)	(0.03)	(0.02)	(0.03)	(0.08)	$6.64	(14.65%)
12/31/2021	$8.43	0.03	(0.57)	(0.54)	-	(0.01)	-	(0.01)	$7.88	(6.46%)
12/31/2020	$8.09	0.10	0.33	0.43	(0.02)	(0.07)	-	(0.09)	$8.43	5.33%
Institutional Class
12/31/2024	$7.73	0.26	(0.31)	(0.05)	-	(0.20)	-	(0.20)	$7.48	(0.49%)
12/31/2023	$7.40	0.21	0.19	0.40	(0.03)	(0.04)	-	(0.07)	$7.73	5.42%
12/31/2022	$8.75	0.14	(1.40)	(1.26)	(0.03)	(0.03)	(0.03)	(0.09)	$7.40	(14.35%)
12/31/2021	$9.33	0.07	(0.63)	(0.56)	-	(0.02)	-	(0.02)	$8.75	(6.03%)
12/31/2020	$8.95	0.16	0.35	0.51	(0.02)	(0.11)	-	(0.13)	$9.33	5.72%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)(e)
Supplemental Data and Ratios
Investor Class
12/31/2024	$15,780	1.22%	1.00%	3.04%	197%
12/31/2023	$18,858	1.17%	1.00%	2.41%	160%
12/31/2022	$20,801	1.13%	1.00%	1.48%	176%
12/31/2021	$25,775	1.09%	1.01%	0.32%	184%
12/31/2020	$29,333	1.10%	1.01%	1.25%	104%
Institutional Class
12/31/2024	$540,353	0.68%	0.65%	3.42%	197%
12/31/2023	$510,363	0.67%	0.65%	2.82%	160%
12/31/2022	$421,489	0.65%	0.65%	1.83%	176%
12/31/2021	$513,789	0.64%	0.64%	0.74%	184%
12/31/2020	$460,046	0.66%	0.66%	1.76%	104%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
(e)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 99%, 90%, 96%, 138% and 104% for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2024	$7.53	0.35	0.23	0.58	(0.33)	-	(0.33)	$7.78	7.64%
12/31/2023	$7.15	0.30	0.49	0.79	(0.41)	-	(0.41)	$7.53	11.14%
12/31/2022	$8.40	0.21	(1.21)	(1.00)	(0.25)	-	(0.25)	$7.15	(11.80%)
12/31/2021	$8.36	0.16	0.14	0.30	(0.26)	-	(0.26)	$8.40	3.65%
12/31/2020	$7.84	0.26	0.57	0.83	(0.31)	-	(0.31)	$8.36	10.79%
Institutional Class
12/31/2024	$9.55	0.48	0.29	0.77	(0.32)	-	(0.32)	$10.00	8.03%
12/31/2023	$8.99	0.43	0.59	1.02	(0.46)	-	(0.46)	$9.55	11.55%
12/31/2022	$10.47	0.30	(1.52)	(1.22)	(0.26)	-	(0.26)	$8.99	(11.61%)
12/31/2021	$10.28	0.31	0.10	0.41	(0.22)	-	(0.22)	$10.47	4.03%
12/31/2020	$9.56	0.35	0.71	1.06	(0.34)	-	(0.34)	$10.28	11.27%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Supplemental Data and Ratios
Investor Class
12/31/2024	$356,078	1.05%	0.98%	4.45%	59%
12/31/2023	$154,223	1.09%	1.03%	4.12%	64%
12/31/2022	$277,799	1.14%	1.09%	2.84%	49%
12/31/2021	$290,677	1.20%	1.10%	1.88%	58%
12/31/2020	$6,675	1.56%	1.10%	3.37%	61%
Institutional Class
12/31/2024	$295,418	0.66%	0.63%	4.84%	59%
12/31/2023	$267,558	0.69%	0.66%	4.62%	64%
12/31/2022	$224,746	0.76%	0.74%	3.13%	49%
12/31/2021	$293,237	0.78%	0.75%	2.94%	58%
12/31/2020	$267,454	0.79%	0.75%	3.71%	61%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$8.97	0.34	(0.08)	0.26	(0.32)	—	(0.32)	$8.91	2.80%
12/31/2023	$8.94	0.33	0.08	0.41	(0.38)	—	(0.38)	$8.97	4.76%
12/31/2022	$10.63	0.43	(1.36)	(0.93)	(0.50)	(0.26)	(0.76)	$8.94	(8.92%)
12/31/2021	$10.46	0.29	0.20	0.49	(0.26)	(0.06)	(0.32)	$10.63	4.76%
12/31/2020	$9.92	0.08	0.67	0.75	(0.10)	(0.11)	(0.21)	$10.46	7.57%
Institutional Class
12/31/2024	$8.87	0.37	(0.10)	0.27	(0.35)	—	(0.35)	$8.79	3.10%
12/31/2023	$8.85	0.36	0.09	0.45	(0.43)	—	(0.43)	$8.87	5.13%
12/31/2022	$10.54	0.46	(1.35)	(0.89)	(0.54)	(0.26)	(0.80)	$8.85	(8.66%)
12/31/2021	$10.39	0.33	0.20	0.53	(0.32)	(0.06)	(0.38)	$10.54	5.18%
12/31/2020	$9.86	0.11	0.68	0.79	(0.15)	(0.11)	(0.26)	$10.39	8.02%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)(e)
Investor Class
12/31/2024	$3,937	2.02%	0.70%	3.72%	144%
12/31/2023	$4,337	1.82%	0.70%	3.70%	121%
12/31/2022	$4,312	1.57%	0.70%	4.34%	49%
12/31/2021	$6,194	1.12%	0.70%	2.75%	137%
12/31/2020	$5,855	1.14%	0.70%	0.75%	98%
Institutional Class
12/31/2024	$472,357	0.39%	0.35%	4.07%	144%
12/31/2023	$429,971	0.39%	0.35%	4.05%	121%
12/31/2022	$376,522	0.39%	0.35%	4.72%	49%
12/31/2021	$483,913	0.37%	0.35%	3.09%	137%
12/31/2020	$434,109	0.37%	0.35%	1.08%	98%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
(e)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 120%, 109%, 48%, 46%, and 84% for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$12.77	0.71	(0.05)	0.66	(0.48)	—	(0.48)	$12.95	5.14%
12/31/2023	$12.22	0.63	0.32	0.95	(0.40)	—	(0.40)	$12.77	7.88%
12/31/2022	$14.15	0.47	(2.08)	(1.61)	(0.30)	(0.02)	(0.32)	$12.22	(11.42%)
12/31/2021	$14.57	0.41	(0.28)	0.13	(0.34)	(0.21)	(0.55)	$14.15	0.89%
12/31/2020	$13.85	0.52	0.72	1.24	(0.45)	(0.07)	(0.52)	$14.57	9.10%
Institutional Class
12/31/2024	$8.19	0.48	(0.04)	0.44	(0.53)	—	(0.53)	$8.10	5.55%
12/31/2023	$8.01	0.44	0.21	0.65	(0.47)	—	(0.47)	$8.19	8.17%
12/31/2022	$9.44	0.34	(1.38)	(1.04)	(0.37)	(0.02)	(0.39)	$8.01	(11.06%)
12/31/2021	$9.98	0.31	(0.19)	0.12	(0.45)	(0.21)	(0.66)	$9.44	1.16%
12/31/2020	$9.69	0.39	0.51	0.90	(0.54)	(0.07)	(0.61)	$9.98	9.49%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2024	$425,171	0.96%	0.90%	5.40%	65%
12/31/2023	$330,430	0.97%	0.90%	5.04%	63%
12/31/2022	$234,286	0.99%	0.90%	3.65%	67%
12/31/2021	$162,932	0.93%	0.90%	2.83%	67%
12/31/2020	$176,480	0.93%	0.90%	3.69%	102%
Institutional Class
12/31/2024	$635,282	0.58%	0.55%	5.75%	65%
12/31/2023	$570,633	0.59%	0.55%	5.37%	63%
12/31/2022	$431,059	0.60%	0.55%	4.03%	67%
12/31/2021	$527,720	0.57%	0.55%	3.16%	67%
12/31/2020	$464,756	0.57%	0.55%	4.04%	102%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$10.29	0.43	0.01	0.44	—	(0.46)	—	(0.46)	$10.27	4.24%
12/31/2023	$9.97	0.32	0.24	0.56	(0.00) (d)	(0.24)	—	(0.24)	$10.29	5.67%
12/31/2022	$10.57	0.19	(0.64)	(0.45)	—	(0.15)	—	(0.15)	$9.97	(4.25%)
12/31/2021	$10.77	0.11	(0.11)	0.00 (d)	(0.00) (d)	(0.11)	(0.09)	(0.20)	$10.57	(0.03%)
12/31/2020	$10.52	0.18	0.30	0.48	—	(0.20)	(0.03)	(0.23)	$10.77	4.63%
Institutional Class
12/31/2024	$9.53	0.44	(0.00) (d)	0.44	—	(0.49)	—	(0.49)	$9.48	4.65%
12/31/2023	$9.29	0.33	0.22	0.55	(0.00) (d)	(0.31)	—	(0.31)	$9.53	5.98%
12/31/2022	$9.88	0.20	(0.59)	(0.39)	—	(0.20)	—	(0.20)	$9.29	(3.95%)
12/31/2021	$10.11	0.14	(0.10)	0.04	(0.00) (d)	(0.18)	(0.09)	(0.27)	$9.88	0.34%
12/31/2020	$9.94	0.21	0.27	0.48	—	(0.28)	(0.03)	(0.31)	$10.11	4.99%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
12/31/2024	$65,870	0.69%	0.59%	4.11%	96%
12/31/2023	$66,610	0.67%	0.60%	3.15%	58%
12/31/2022	$63,874	0.68%	0.60%	1.84%	76%
12/31/2021	$58,567	0.66%	0.60%	1.06%	123%
12/31/2020	$48,834	0.67%	0.60%	1.73%	119%
Institutional Class
12/31/2024	$365,913	0.29%	0.24%	4.47%	96%
12/31/2023	$341,422	0.28%	0.25%	3.51%	58%
12/31/2022	$271,140	0.28%	0.25%	2.12%	76%
12/31/2021	$317,200	0.26%	0.25%	1.43%	123%
12/31/2020	$278,385	0.26%	0.25%	2.06%	119%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2024	$10.92	0.40	(0.32)	0.08	-	(0.29)	-	(0.29)	$10.71	0.76%
12/31/2023	$10.71	0.37	0.10	0.47	-	(0.26)	-	(0.26)	$10.92	4.44%
12/31/2022	$12.36	0.21	(1.70)	(1.49)	(0.00) (d)	(0.16)	-	(0.16)	$10.71	(12.08%)
12/31/2021	$12.91	0.08	(0.36)	(0.28)	(0.02)	(0.06)	(0.19)	(0.27)	$12.36	(2.15%)
12/31/2020	$12.31	0.18	0.54	0.72	-	(0.11)	(0.01)	(0.12)	$12.91	5.87%
Institutional Class
12/31/2024	$8.22	0.33	(0.24)	0.09	-	(0.35)	-	(0.35)	$7.96	1.07%
12/31/2023	$8.20	0.31	0.07	0.38	-	(0.36)	-	(0.36)	$8.22	4.76%
12/31/2022	$9.56	0.18	(1.30)	(1.12)	(0.00) (d)	(0.24)	-	(0.24)	$8.20	(11.72%)
12/31/2021	$10.03	0.10	(0.28)	(0.18)	(0.03)	(0.07)	(0.19)	(0.29)	$9.56	(1.84%)
12/31/2020	$9.65	0.18	0.43	0.61	-	(0.22)	(0.01)	(0.23)	$10.03	6.37%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Supplemental Data and Ratios
Investor Class
12/31/2024	$137,461	0.64%	0.59%	3.65%	78%
12/31/2023	$307,756	0.62%	0.60%	3.40%	47%
12/31/2022	$374,269	0.63%	0.60%	1.84%	247%
12/31/2021	$326,788	0.65%	0.60%	0.62%	264%
12/31/2020	$131,043	0.63%	0.60%	1.42%	81%
Institutional Class
12/31/2024	$420,161	0.26%	0.24%	4.03%	78%
12/31/2023	$349,065	0.28%	0.25%	3.78%	47%
12/31/2022	$210,079	0.26%	0.25%	2.10%	247%
12/31/2021	$250,972	0.26%	0.25%	1.00%	264%
12/31/2020	$256,152	0.26%	0.25%	1.75%	81%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 76%, 40%, 115%, 85% and 38%, for the years ended December 31 2024, 2023, 2022, 2021, and 2020, respectively.

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act, except the Empower Global Bond Fund which is non-diversified. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Bond Index Fund - seeks investment results that track the total return of the debt securities that comprise the Bloomberg U.S. Aggregate Bond Index
Empower Core Bond Fund - seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings
Empower Global Bond Fund - seeks current income with capital appreciation and growth of income
Empower High Yield Bond Fund - seeks to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective
Empower Inflation-Protected Securities Fund - seeks real return consistent with the preservation of capital
Empower Multi-Sector Bond Fund - seeks high total investment return through a combination of current income and capital appreciation
Empower Short Duration Bond Fund - seeks maximum total return that is consistent with preservation of capital and liquidity
Empower U.S. Government Securities Fund - seeks the highest level of return consistent with preservation of capital and substantial credit protection
The Funds each offer two share classes, referred to as Investor Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.

Annual Report - December 31, 2024

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Annual Report - December 31, 2024

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Purchased and Written Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows
Interest Rate Swaps	Interest rate curves, SOFR curves, reported trades and swap curves
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, SOFR/OIS curves, reported trades, and swap curves
Total Return Swaps	Real time, intra-day updates on equity stock or index levels, projected dividend curves, interest rate curves, and equity volatility surfaces and correlations
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Annual Report - December 31, 2024

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2024, the inputs used to value the Empower High Yield Bond Fund and the Empower Multi-Sector Bond Fund investments are detailed in the following tables. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 2 inputs,except for Futures contracts and Government Money Market Mutual Funds, which were valued using Level 1 inputs.
Empower High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$—	$43,697,812	$—	$43,697,812
Corporate Bonds and Notes	—	439,758,646	22	439,758,668
Convertible Bonds	—	110,941,728	—	110,941,728
Common Stock	2,543,661	—	56,481	2,600,142
Convertible Preferred Stock
Basic Materials	—	755,071	—	755,071
Financial	2,009,827	2,150,781	—	4,160,608
Industrial	—	1,192,157	—	1,192,157
Technology	—	2,596,199	—	2,596,199
Utilities	—	2,862,715	—	2,862,715
	2,009,827	9,556,923	—	11,566,750
Preferred Stock	—	10,434,296	—	10,434,296
Government Money Market Mutual Funds	30,400,782	—	—	30,400,782
Total investments, at fair value:	34,954,270	614,389,405	56,503	649,400,178
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	119,880	—	119,880
Credit Default Swaps(a)	—	75,565	—	75,565
Total Assets	$34,954,270	$614,584,850	$56,503	$649,595,623
(a)	Forward Foreign Currency Contracts and Credit Default Swaps are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Annual Report - December 31, 2024

Empower Multi-Sector Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$130,721,314	$—	$130,721,314
Bank Loans	—	90,130,778	—	90,130,778
Corporate Bonds and Notes	—	471,604,316	—	471,604,316
Convertible Bonds	—	7,330,406	—	7,330,406
Foreign Government Bonds and Notes	—	91,005,337	—	91,005,337
Mortgage-Backed Securities	—	120,663,524	—	120,663,524
Municipal Bonds and Notes	—	924,988	—	924,988
U.S. Treasury Bonds and Notes	—	116,307,860	—	116,307,860
Common Stock
Communications	1,177,757	—	—	1,177,757
Consumer, Non-cyclical	2,041,705	1,490	—	2,043,195
Financial	—	8,023	—	8,023
Industrial	952,624	—	—	952,624
	4,172,086	9,513	—	4,181,599
Convertible Preferred Stock	—	643,159	—	643,159
Preferred Stock	—	1,526,437	—	1,526,437
Government Money Market Mutual Funds	29,790,911	—	—	29,790,911
Total investments, at fair value:	33,962,997	1,030,867,632	—	1,064,830,629
Other Financial Investments:
Futures Contracts(a)	1,207,579	—	—	1,207,579
Total Assets	$35,170,576	$1,030,867,632	$—	$1,066,038,208
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(1,115,401)	$—	$—	$(1,115,401)
Total Liabilities	$(1,115,401)	$0	$—	$(1,115,401)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
To Be Announced Transactions
A Fund may invest in securities known as To Be Announced ("TBA") securities. TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBAs are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
A Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Annual Report - December 31, 2024

Foreign Currency Translations and Transactions
The accounting records of each Fund is maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income, if applicable, is accrued as of the ex-dividend date and interest income, if applicable, including amortization of discounts and premiums, is recorded daily.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities ("TIPS") the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on a Fund's distributions.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2024 and 2023 were as follows:
Empower Bond Index Fund
	2024	2023
Ordinary income	$110,139,142	$82,612,797
Return of capital	-	2,128,020
	$110,139,142	$84,740,817
Empower Core Bond Fund
	2024	2023
Ordinary income	$20,736,737	$26,730,698
	$20,736,737	$26,730,698

Annual Report - December 31, 2024

Empower Global Bond Fund
	2024	2023
Ordinary income	$14,616,281	$2,186,367
Return of capital	-	1,863,389
	$14,616,281	$4,049,756
Empower High Yield Bond Fund
	2024	2023
Ordinary income	$23,376,654	$20,086,927
	$23,376,654	$20,086,927
Empower Inflation-Protected Securities Fund
	2024	2023
Ordinary income	$18,417,641	$19,097,666
	$18,417,641	$19,097,666
Empower Multi-Sector Bond Fund
	2024	2023
Ordinary income	$54,292,763	$38,278,409
	$54,292,763	$38,278,409
Empower Short Duration Bond Fund
	2024	2023
Ordinary income	$20,784,421	$10,878,124
Return of capital	-	26,401
	$20,784,421	$10,904,525
Empower U.S. Government Securities Fund
	2024	2023
Ordinary income	$21,135,515	$21,999,058
	$21,135,515	$21,999,058
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, real estate investment trusts, foreign currency reclassifications, foreign currency adjustments, straddle transactions, and adjustments for real estate investment trusts.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes.  As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Empower Bond Index Fund
Undistributed net investment income	$3,576,772
Undistributed long-term capital gains	—
Capital loss carryforwards	(88,637,044)
Post-October losses	—
Net unrealized depreciation	(284,253,842)
Tax composition of capital	$(369,314,114)

Annual Report - December 31, 2024

Empower Core Bond Fund
Undistributed net investment income	$972,389
Undistributed long-term capital gains	—
Capital loss carryforwards	(60,976,347)
Post-October losses	—
Net unrealized depreciation	(34,120,075)
Tax composition of capital	$(94,124,033)
Empower Global Bond Fund
Undistributed net investment income	$1,751,301
Undistributed long-term capital gains	—
Capital loss carryforwards	(53,513,923)
Post-October losses	—
Net unrealized depreciation	(32,793,405)
Tax composition of capital	$(84,556,027)
Empower High Yield Bond Fund
Undistributed net investment income	$1,676,583
Undistributed long-term capital gains	—
Capital loss carryforwards	(48,956,111)
Post-October losses	—
Net unrealized appreciation	10,537,112
Tax composition of capital	$(36,742,416)
Empower Inflation-Protected Securities Fund
Undistributed net investment income	$488,548
Undistributed long-term capital gains	—
Capital loss carryforwards	(47,048,023)
Post-October losses	—
Net unrealized depreciation	(2,507,890)
Tax composition of capital	$(49,067,365)
Empower Multi-Sector Bond Fund
Undistributed net investment income	$3,226,498
Undistributed long-term capital gains	—
Capital loss carryforwards	(52,849,551)
Post-October losses	—
Net unrealized depreciation	(17,180,683)
Tax composition of capital	$(66,803,736)
Empower Short Duration Bond Fund
Undistributed net investment income	$698,622
Undistributed long-term capital gains	—
Capital loss carryforwards	(20,472,687)
Post-October losses	—
Net unrealized appreciation	1,933,473
Tax composition of capital	$(17,840,592)

Annual Report - December 31, 2024

Empower U.S. Government Securities Fund
Undistributed net investment income	$729,042
Undistributed long-term capital gains	—
Capital loss carryforwards	(85,722,936)
Post-October losses	—
Net unrealized depreciation	(24,281,969)
Tax composition of capital	$(109,275,863)
As of December 31, 2024, a Fund may have capital loss carryforwards available to offset future realized capital gains and thereby reduce future taxable gain distributions.  Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.  During the year ended December 31, 2024 capital loss carryforwards, if any, and capital loss carryforwards utilized, if any, are detailed in the table below:
	No Expiration	Utilized
Empower Bond Index Fund	$(88,637,044)	$3,500,476
Empower Core Bond Fund	$(60,976,347)	$-
Empower Global Bond Fund	$(53,513,923)	$2,759,076
Empower High Yield Bond Fund	$(48,956,111)	$5,107,635
Empower Inflation-Protected Securities Fund	$(47,048,023)	$-
Empower Multi-Sector Bond Fund	$(52,849,551)	$1,908,197
Empower Short Duration Bond Fund	$(20,472,687)	$-
Empower U.S. Government Securities Fund	$(85,722,936)	$-
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2024 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower Bond Index Fund	$4,267,007,025	$37,501,368	$(321,755,210)	$(284,253,842)
Empower Core Bond Fund	591,961,084	1,436,758	(35,556,833)	(34,120,075)
Empower Global Bond Fund	600,562,411	8,907,425	(41,700,830)	(32,793,405)
Empower High Yield Bond Fund	639,058,511	22,663,182	(12,126,070)	10,537,112
Empower Inflation-Protected Securities Fund	456,465,972	7,567,279	(10,075,169)	(2,507,890)
Empower Multi-Sector Bond Fund	1,082,103,490	17,515,007	(34,695,690)	(17,180,683)
Empower Short Duration Bond Fund	418,422,130	4,227,592	(2,294,119)	1,933,473
Empower U.S. Government Securities Fund	578,489,471	1,908,308	(26,190,277)	(24,281,969)
Segment Reporting
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Annual Report - December 31, 2024

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause a Fund to lose money on investments denominated in foreign currencies.
Inflation Risk - The risk that the level of inflation and consumer prices will not be accurately predicted, which could significantly harm a Fund’s performance.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund, if applicable. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements ("MNA"), or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association ("ISDA") master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, if any, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by a Fund of any net liability owed to that counterparty under the ISDA agreement.
For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged on and cash received on, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of a Fund. Any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to a Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent a Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. As of December 31, 2024, cash collateral was pledged to cover obligations of the Empower Global Bond Fund.

Annual Report - December 31, 2024

Options and Swaptions
A Fund may buy and sell put and call options, or write put and call options in order to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, a Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, a Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an OTC transaction or may be executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as a Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, a Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that a Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When options expire, are exercised or closed, the realized gain or loss is included on the Statement of Operations.
Purchased and written swaptions, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call swaption for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When swaptions expire, are exercised or closed, the realized gain or loss is included on the Statement of Operations. As of December 31, 2024, there were no purchased or written swaptions held.
Futures Contracts
A Fund may use futures contracts in order to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation.  Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.

Annual Report - December 31, 2024

Credit Default Swaps
A Fund may enter into credit default swap contracts in order to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the OTC market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by a Fund. Subsequent payments, known as variation margin, are made or received by a Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. A Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly.
Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the Secured Overnight Financing Rate ("SOFR"), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the OTC market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by a Fund. Subsequent payments, known as variation margin, are made or received by a Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
A Fund may enter into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate.  Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap.

Annual Report - December 31, 2024

Inflation Swaps
A Fund may enter into inflation swap contracts in order to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index ("CPI") with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the OTC market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). Inflation swaps are reported in a table following the Schedule of Investments.
Total Return Swap
A Fund may enter into total return swaps in order to gain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market with another security or market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return of an underlying instrument, or basket of underlying instruments, in exchange for interest payments.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. A Fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between a Fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Bond Fund
Futures Contracts:
Average long contracts	550
Average short contracts	164
Average notional long	$78,317,505
Average notional short	$22,128,148
Forward Currency Exchange Contracts:
Average notional amount	$1,247,852
Centrally Cleared Interest Rate Swaps:
Average notional amount	$3,045,967,092
Centrally Cleared Credit Default Swaps:
Average notional amount	$6,968,648
Empower Global Bond Fund
Futures Contracts:
Average long contracts	1,266
Average short contracts	1,221

Annual Report - December 31, 2024

Empower Global Bond Fund
Average notional long	$210,517,737
Average notional short	$9,379,788,713
Forward Currency Exchange Contracts:
Average notional amount	$432,032,665
Purchased Options:
Average market value	$20,587,596
Purchased Swaptions:
Average market value	$51,684,615
Written Options:
Average market value	$(36,194,215)
Written Swaptions:
Average market value	$(106,219,231)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$8,807,405,018
OTC Interest Rate Swaps:
Average notional amount	$29,124,307
Centrally Cleared Inflation Swaps:
Average notional amount	$32,913,948
Centrally Cleared Credit Default Swaps:
Average notional amount	$113,948,408
OTC Credit Default Swaps:
Average notional amount	$8,191,538
Centrally Cleared Total Return Swaps:
Average notional amount	$873,871
OTC Total Return Swaps:
Average notional amount	$(5,478,330)
Empower High Yield Bond Fund
Forward Currency Exchange Contracts:
Average notional amount	$6,883,377
Centrally Cleared Credit Default Swaps:
Average notional amount	$10,821,775
Empower Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	1,391
Average short contracts	406
Average notional long	$185,203,644
Average notional short	$49,561,373
Centrally Cleared Interest Rate Swaps:
Average notional amount	$216,321,277
Centrally Cleared Inflation Swaps:
Average notional amount	$195,361,365
Empower Multi-Sector Bond Fund
Futures Contracts:
Average long contracts	1,870
Average short contracts	879
Average notional long	$229,433,612
Average notional short	$100,715,454

Annual Report - December 31, 2024

Empower Short Duration Bond Fund
Futures Contracts:
Average long contracts	34
Average notional long	$5,241,787
Centrally Cleared Interest Rate Swaps:
Average notional amount	$189,148,231
Empower U.S. Government Securities Fund
Futures Contracts:
Average long contracts	113
Average short contracts	7
Average notional long	$12,972,366
Average notional short	$741,018
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2024 is as follows:
Empower Core Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation on credit default swaps	$21,480(a)	Net unrealized depreciation on credit default swaps	$(4,738)(a)
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$911,370(a)	Net unrealized depreciation on interest rate swaps	$(512,407)(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$113,279(a)	Net unrealized depreciation on futures contracts	$(792,050)(a)
Foreign exchange contracts (forwards)			Unrealized depreciation on forward foreign currency contracts	$(10,403)
(a) Includes cumulative appreciation (depreciation) of interest rate contracts, credit contracts, and futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2024

Empower Global Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation on credit default swaps	$36,946(a)	Net unrealized depreciation on credit default swaps	$(51,225)(a)
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$3,705,629(a)	Net unrealized depreciation on interest rate swaps	$(2,438,919)(a)
Inflation contracts (swaps)	Net unrealized appreciation on inflation swaps	$1,090,552(a)	Net unrealized depreciation on inflation swaps	$(187,243)(a)
Interest rate contracts (total return swaps)	Net unrealized appreciation on total return swaps	$45,758(a)	Net unrealized depreciation on total return swaps	$(125,753)(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$2,521,370(a)	Net unrealized depreciation on futures contracts	$(1,853,780)(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$9,879,934	Unrealized depreciation on forward foreign currency contracts	$(8,341,875)
Foreign exchange contracts (purchased options)	Purchased options, at fair value	$78,230
Foreign exchange contracts (written options)			Written options, at fair value	$(55,268)
(a) Includes net cumulative appreciation (depreciation) of centrally cleared and OTC interest rate swap contracts, futures contracts, credit contracts and inflation contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower High Yield Bond Fund
	Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation on credit default swaps	$75,565(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$119,880
(a)	Includes cumulative appreciation of credit default swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Inflation-Protected Securities Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$304,648(a)	Net unrealized depreciation on interest rate swaps	$(73,501)(a)
Inflation contracts (swaps)	Net unrealized appreciation on inflation swaps	$5,416,128(a)	Net unrealized depreciation on inflation swaps	$(167,672)(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$2,327,405(a)	Net unrealized depreciation on futures contracts	$(953,813)(a)
(a) Includes cumulative appreciation (depreciation) of interest rate contracts, futures contracts and inflation contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2024

Empower Multi-Sector Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$1,207,579(a)	Net unrealized depreciation on futures contracts	$(1,115,401)(a)
(a) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Short Duration Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$313,884(a)	Net unrealized depreciation on interest rate swaps	$(429,880)(a)
(a) Includes cumulative appreciation (depreciation) of interest rate swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower U.S. Government Securities Fund
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$18,789(a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2024 is as follows:
Empower Core Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Credit contracts (swaps)	Net realized gain on credit default swaps	$71,208	Net change in unrealized appreciation on credit default swaps	$12,604
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$(43,955)	Net change in unrealized depreciation on interest rate swaps	$126,008
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(797,682)	Net change in unrealized appreciation on futures contracts	$74,037
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(3,734)	Net change in unrealized depreciation on forward foreign currency contracts	$(5,066)

Annual Report - December 31, 2024

Empower Global Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Credit contracts (swaps)	Net realized loss on credit default swaps	$(1,885,736)	Net change in unrealized appreciation on credit default swaps	$784,242
Interest rate contracts (swaps)	Net realized gain on interest rate swaps	$3,015,602	Net change in unrealized depreciation on interest rate swaps	$(275,100)
Inflation contracts (swaps)	Net realized gain on inflation swaps	$423,798	Net change in unrealized appreciation on inflation swaps	$629,572
Interest rate contracts (total return swaps)	Net realized loss on total return swaps	$(654,234)	Net change in unrealized depreciation on total return swaps	$(120,156)
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$272,201	Net change in unrealized appreciation on futures contracts	$4,093,723
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(1,729,743)	Net change in unrealized appreciation on forward foreign currency contracts	$1,618,738
Credit contracts (written swaptions)	Net realized gain on written swaptions	$666,893
Credit contracts (purchased swaptions)	Net realized loss on purchased swaptions	$(441,062)
Foreign exchange contracts (purchased options)	Net realized loss on purchased options	$(365,016)	Net change in unrealized appreciation on purchased options	$30,825
Interest rate contracts (purchased options)	Net realized gain on purchased options	$156,436
Foreign exchange contracts (written options)	Net realized gain on written options	$327,112	Net unrealized appreciation on written options	$53,953
Interest rate contracts (written options)	Net realized gain on written options	$15,840
Empower High Yield Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Credit contracts (swaps)	Net realized gain on credit default swaps	$1,484,132	Net change in unrealized depreciation on credit default swaps	$(379,308)
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$334,989	Net change in unrealized appreciation on forward foreign currency contracts	$224,804
Empower Inflation-Protected Securities Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$(1,214,086)	Net change in unrealized depreciation on interest rate swaps	$(55,098)
Inflation contracts (swaps)	Net realized loss on inflation swaps	$(84,451)	Net change in unrealized appreciation on inflation swaps	$1,825,618
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$674,160	Net change in unrealized appreciation on futures contracts	$1,491,259

Annual Report - December 31, 2024

Empower Multi-Sector Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$1,092,762	Net change in unrealized depreciation on futures contracts	$(5,575,258)
Empower Short Duration Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$(354,220)	Net change in unrealized depreciation on interest rate swaps	$(115,996)
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$117,962	Net change in unrealized depreciation on futures contracts	$(546,648)
Empower U.S. Government Securities Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$451,632	Net change in unrealized depreciation on futures contracts	$(1,815,214)
Concentration of Risk
A Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country.  Such concentrations may subject a Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.  Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
A Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include MNAs which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following tables summarize each Fund's financial investments, that, if applicable, are subject to an enforceable MNA at December 31, 2024.
Empower Core Bond Fund
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
UBS AG	$(10,403)	$—	$—	$—	$(10,403)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

Annual Report - December 31, 2024

Empower Global Bond Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Bank of America Corp	$1,951,618	$(403,316)	$—	$—	$1,548,302
Barclays Bank PLC	1,695,328	(674,190)	—	—	1,021,138
Brown Brothers Harriman	19,723	(19,723)	—	—	—
Banco Santander	18,213	—	—	—	18,213
BNP Paribas Securities Corp	686,738	(593,435)	—	—	93,303
Citigroup Global Markets	128,530	(128,530)	—	—	—
Goldman Sachs	1,722,653	(341,293)	—	—	1,381,360
HSBC Bank USA	865,612	(754,354)	—	—	111,258
JP Morgan Chase & Co	83,602	(27,795)	—	—	55,807
Morgan Stanley & Co LLC	554,288	(263,806)	—	—	290,482
Royal Bank of Scotland	1,483,999	(308,955)	—	—	1,175,044
RBC Capital Markets	17,818	(17,818)	—	—	—
Skandinaviska Enskilda Banken AB	37,960	(37,960)	—	—	—
Toronto Dominion Bank	24,584	(24,584)	—	—	—
UBS AG	598,176	(90,237)	—	—	507,939
Wells Fargo Bank NA	123,997	(34,631)	—	—	89,366
	$10,012,839	$(3,720,627)	$—	$—	$6,292,212
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Bank of America Corp	$(403,316)	$403,316	$—	$—	$ —
Barclays Bank PLC	(674,190)	674,190	—	—	—
Brown Brothers Harriman	(616,971)	19,723	—	—	(597,248)
BNP Paribas Securities Corp	(593,435)	593,435	—	—	—
Credit Agricole	(429,037)	—	—	—	(429,037)
Citigroup Global Markets	(1,911,551)	128,530	—	1,783,021	—
Deutsche Bank	(210,210)	—	—	—	(210,210)
Goldman Sachs	(341,293)	341,293	—	—	—
HSBC Bank USA	(754,354)	754,354	—	—	—
JP Morgan Chase & Co	(27,795)	27,795	—	—	—
Morgan Stanley & Co LLC	(263,806)	263,806	—	—	—
Royal Bank of Scotland	(308,955)	308,955	—	—	—
RBC Capital Markets	(979,033)	17,818	—	920,000	(41,215)
Skandinaviska Enskilda Banken AB	(290,017)	37,960	—	—	(252,057)
Standard Chartered Bank	(17,991)	—	—	—	(17,991)
Toronto Dominion Bank	(1,133,518)	24,584	—	—	(1,108,934)
UBS AG	(90,237)	90,237	—	—	—
Wells Fargo Bank NA	(34,631)	34,631	—	—	—
	$(9,080,340)	$3,720,627	$—	$2,703,021	$(2,656,692)
(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities.
(b)	Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

Annual Report - December 31, 2024

Empower High Yield Bond Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
NatWest Markets PLC	$21,158	$—	$—	$—	$21,158
Goldman Sachs	1,322	—	—	—	1,322
HSBC Bank USA	13,851	—	—	—	13,851
Morgan Stanley & Co LLC	8,142	—	—	—	8,142
State Street Bank	69,208	—	—	—	69,208
UBS AG	6,199	—	—	—	6,199
	$119,880	$—	$—	$—	$119,880
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.
4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Bond Index Fund	0.13% up to $3 billion dollars
0.09% over $3 billion dollars
Empower Core Bond Fund	0.32%
Empower Global Bond Fund	0.57% up to $1 billion dollars
0.52% over $1 billion dollars
0.47% over $2 billion dollars
Empower High Yield Bond Fund	0.60% up to $1 billion dollars
0.55% over $1 billion dollars
0.50% over $2 billion dollars
Empower Inflation-Protected Securities Fund	0.33% up to $1 billion dollars
0.28% over $1 billion dollars
0.23% over $2 billion dollars
Empower Multi-Sector Bond Fund	0.52% up to $1 billion dollars
0.47% over $1 billion dollars
0.42% over $2 billion dollars
Empower Short Duration Bond Fund	0.23%
Empower U.S. Government Securities Fund	0.23%
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2025 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2024

Fund Name	Expense Limit Annual Rate
Empower Bond Index Fund	0.15%
Empower Core Bond Fund	0.35%
Empower Global Bond Fund	0.65%
Empower High Yield Bond Fund	0.63%
Empower Inflation-Protected Securities Fund	0.35%
Empower Multi-Sector Bond Fund	0.55%
Empower Short Duration Bond Fund(a)	0.24%
Empower U.S. Government Securities Fund(a)	0.24%

(a) ECM has agreed to a 0.01% reduction in the Expense Limit through April 30, 2026 for the Empower Short Duration Bond Fund and the Empower U.S. Government Securities Fund.
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of December 31, 2024, the amounts subject to recoupment were as follows:
Empower Bond Index Fund
Expires December 31, 2025	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$85,260	$0	$0
Empower Core Bond Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$286,764	$306,834	$350,531	$0
Empower Global Bond Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$44,245	$118,808	$216,500	$0
Empower High Yield Bond Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$227,011	$184,048	$245,859	$0
Empower Inflation-Protected Securities Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$199,067	$192,962	$233,641	$0

Annual Report - December 31, 2024

Empower Multi-Sector Bond Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$383,937	$376,837	$427,238	$0
Empower Short Duration Bond Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$130,390	$124,724	$226,032	$0
Empower U.S. Government Securities Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$153,752	$162,765	$186,563	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and are responsible for compensating each sub-adviser below for its services:
Empower Bond Index Fund - Franklin Advisers, Inc. and Franklin Advisory Services, LLC
Empower Core Bond Fund - Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Empower Global Bond Fund - Insight North America LLC and RBC Global Asset Management (UK) Limited
Empower High Yield Bond Fund - Franklin Advisers, Inc. Prior to September 30th, 2024 Putnam Investment Management, LLC was the sub-adviser.
Empower Inflation-Protected Securities Fund - Goldman Sachs Asset Management, L.P.
Empower Multi-Sector Bond Fund - Loomis, Sayles & Company, L.P. and Virtus Fixed Income Advisers, LLC
Empower Short Duration Bond Fund - Franklin Advisers, Inc. Prior to September 30th, 2024 Putnam Investment Management, LLC was the sub-adviser.
Empower U.S. Government Securities Fund - Western Asset Management Company, LLC
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,435,000 for the fiscal year ended December 31, 2024.

Annual Report - December 31, 2024

5.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Bond Index Fund	$384,539,540	$314,769,213
Empower Core Bond Fund	139,517,023	134,678,049
Empower Global Bond Fund	341,624,864	342,200,562
Empower High Yield Bond Fund	491,198,911	282,230,398
Empower Inflation-Protected Securities Fund	106,753,278	79,178,163
Empower Multi-Sector Bond Fund	638,323,874	513,282,430
Empower Short Duration Bond Fund	286,932,181	321,185,023
Empower U.S. Government Securities Fund	6,034,231	28,037,394
For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were as follows:
	Purchases	Sales
Empower Bond Index Fund	$1,074,456,515	$714,650,381
Empower Core Bond Fund	1,285,757,400	1,304,758,590
Empower Global Bond Fund	762,467,166	730,153,009
Empower High Yield Bond Fund	-	-
Empower Inflation-Protected Securities Fund	537,523,179	546,251,461
Empower Multi-Sector Bond Fund	200,104,164	103,879,168
Empower Short Duration Bond Fund	52,736,995	104,067,455
Empower U.S. Government Securities Fund	435,470,904	521,141,714

6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Annual Report - December 31, 2024

Collateral was invested in Government Money Market Funds. As of December 31, 2024, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Bond Index Fund	$39,117,856	$40,601,994
Empower Core Bond Fund	2,698,396	2,849,000
Empower Global Bond Fund	1,662,494	1,837,597
Empower High Yield Bond Fund	29,209,341	30,400,782
Empower Inflation-Protected Securities Fund	74,388	77,540
Empower Multi-Sector Bond Fund	28,462,324	29,790,911
Empower Short Duration Bond Fund	2,206,332	2,283,250
Empower U.S. Government Securities Fund	-	-

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2024.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower Bond Index Fund	Total(a)
Corporate Bonds and Notes	$18,824,381
Foreign Government Bonds and Notes	6,584,425
U.S. Government Agency Bonds and Notes	15,193,188
Total secured borrowings	$40,601,994
Empower Core Bond Fund	Total(a)
Corporate Bonds and Notes	$1,091,500
U.S. Government Agency Bonds and Notes	1,757,500
Total secured borrowings	$2,849,000
Empower Global Bond Fund	Total(a)
Foreign Government Bonds and Notes	$1,837,597
Total secured borrowings	$1,837,597
Empower High Yield Bond Fund	Total(a)
Corporate Bonds and Notes	$22,386,144
Convertible Bonds	8,014,638
Total secured borrowings	$30,400,782
Empower Inflation-Protected Securities Fund	Total(a)
Corporate Bonds and Notes	$77,540
Total secured borrowings	$77,540
Empower Multi-Sector Bond Fund	Total(a)
Corporate Bonds and Notes	$14,966,751
Convertible Bonds	37,845
Foreign Government Bonds and Notes	5,556,190
U.S. Treasury Bonds and Notes	9,230,125
Total secured borrowings	$29,790,911

Annual Report - December 31, 2024

Empower Short Duration Bond Fund	Total(a)
Corporate Bonds and Notes	$2,283,250
Total secured borrowings	$2,283,250
(a)	The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
As of the close of business on January 17, 2025, Western Asset Management Company, LLC was removed as the sub-adviser of the Empower U.S. Government Securities Fund and ECM began managing the Fund’s investment portfolio.
Management has reviewed all events subsequent to December 31, 2024, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred other than what is disclosed above.

Annual Report - December 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Empower Bond Index Fund, Empower Core Bond Fund, Empower Global Bond Fund, Empower High Yield Bond Fund, Empower Inflation-Protected Securities Fund, Empower Multi-Sector Bond Fund, Empower Short Duration Bond Fund, and Empower U.S. Government Securities Fund (the “Funds”), eight of the funds comprising Empower Funds, Inc., including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 24, 2025
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Each Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Empower Bond Index Fund	$0	$0
Empower Core Bond Fund	0	0
Empower Global Bond Fund	0	0
Empower High Yield Bond Fund	0	0
Empower Inflation-Protected Securities Fund	0	0
Empower Multi-Sector Bond Fund	0	0
Empower Short Duration Bond Fund	0	0
Empower U.S. Government Securities Fund	0	0
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2024, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Bond Index Fund	0%
Empower Core Bond Fund	0%
Empower Global Bond Fund	1%
Empower High Yield Bond Fund	3%
Empower Inflation-Protected Securities Fund	0%
Empower Multi-Sector Bond Fund	0%
Empower Short Duration Bond Fund	0%
Empower U.S. Government Securities Fund	0%

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington,D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2025

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: February 24, 2025